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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   October 31

Date of reporting period:  April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2006
Semiannual Report

INDEX FUNDS

TABLE OF CONTENTS

Schedule of Investments	5
Statements of Assets and Liabilities	32
Statements of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	36
Notes to Financial Statements	42
Notice to Shareholders	50

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

• The e ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

• The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds Semiannual Report 2006

Equity Index fund

Expense Example

As a shareholder of the Equity Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,093.60	$3.22
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11
Class B Actual[2]	$1,000.00	$1,089.50	$7.10
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85
Class C Actual[2]	$1,000.00	$1,089.90	$7.10
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85
Class R Actual[2]	$1,000.00	$1,092.40	$4.51
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36
Class Y Actual[2]	$1,000.00	$1,095.40	$1.92
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.62%, 1.37%, 1.37%, 0.87%, and 0.37% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended April 30, 2006 of 9.36%, 8.95%, 8.99%, 9.24%, and 9.54% for Class A, Class B, Class C, Class R, and Class Y, respectively.

Top 10 Holdings as of April 30, 2006[3] (% of net assets)
Exxon Mobil	3.2%
General Electric	3.0%
Citigroup	2.1%
Bank of America	2.0%
Microsoft	1.8%
Procter & Gamble	1.6%
Pfizer	1.5%
Johnson & Johnson	1.4%
American International Group	1.4%
J.P. Morgan Chase	1.3%

Sector Allocation as of April 30, 2006[3] (% of net assets)
Financial	21.3%
Information Technology	15.5
Healthcare	11.9
Industrials	11.5
Consumer Discretionary	9.9
Energy	9.7
Consumer Staples	9.0
Utilities	3.1
Telecommunication Services	3.1
Materials	3.1
Short-Term Investments	1.8
Other Assets and Liabilities, Net	0.1
100.0%

3  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Mid Cap Index fund

Expense Example

As a shareholder of the Mid Cap Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,149.20	$4.00
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class B Actual[2]	$1,000.00	$1,145.00	$7.98
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
Class C Actual[2]	$1,000.00	$1,145.20	$7.98
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
Class R Actual[2]	$1,000.00	$1,147.30	$5.32
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y Actual[2]	$1,000.00	$1,151.20	$2.67
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 1.50%, 1.50%, 1.00%, and 0.50% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended April 30, 2006 of 14.92%, 14.50%, 14.52%, 14.73%, and 15.12% for Class A, Class B, Class C, Class R, and Class Y, respectively.

Top 10 Holdings as of April 30, 2006[3] (% of net assets)
Peabody Energy	1.4%
Expeditors International of Washington	0.8%
Cognizant Technology Solutions	0.7%
Smith International	0.7%
Precision Castparts	0.7%
ENSCO International	0.7%
Joy Global	0.7%
Noble Energy	0.7%
Microchip Technology	0.6%
C.H. Robinson Worldwide	0.6%

Sector Allocation as of April 30, 2006[3] (% of net assets)
Financial	17.9%
Industrials	15.4
Information Technology	14.9
Consumer Discretionary	14.1
Healthcare	9.5
Energy	8.6
Utilities	7.0
Materials	5.8
Short-Term Investments	4.7
Consumer Staples	1.7
Telecommunication Services	0.4
100.0%

3  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index fund

Expense Example

As a shareholder of the Small Cap Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,184.50	$4.50
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16
Class B Actual[2]	$1,000.00	$1,179.60	$8.54
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90
Class C Actual[2]	$1,000.00	$1,180.20	$8.54
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90
Class R Actual[2]	$1,000.00	$1,183.00	$5.85
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41
Class Y Actual[2]	$1,000.00	$1,185.90	$3.14
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.83%, 1.58%, 1.58%, 1.08%, and 0.58% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended April 30, 2006 of 18.45%, 17.96%, 18.02%, 18.30%, and 18.59% for Class A, Class B, Class C, Class R, and Class Y, respectively.

Top 10 Holdings as of April 30, 2006[3] (% of net assets)
Amylin Pharmaceuticals	0.3%
Level 3 Communications	0.3%
Intuitive Surgical	0.3%
Vertex Pharmaceuticals	0.3%
Rambus	0.3%
Cimarex Energy	0.3%
Eagle Materials	0.3%
Frontier Oil	0.2%
Commercial Metals	0.2%
Flowserve	0.2%

Sector Allocation as of April 30, 2006[3] (% of net assets)
Financial	20.0%
Information Technology	18.9
Industrials	16.0
Consumer Discretionary	13.1
Healthcare	11.8
Energy	6.6
Materials	5.4
Consumer Staples	2.5
Utilities	2.3
Short-Term Investments	2.1
Telecommunication Services	1.5
Other Assets and Liabilities, Net	(0.2)
100.0%

3  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Equity Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.1%
Consumer Discretionary – 9.9%
Amazon.com (a) (b)	55,633	$1,959
Apollo Group, Class A (a) (b)	26,419	1,444
Autonation (b)	30,244	681
Autozone (b)	10,015	937
Bed Bath & Beyond (a) (b)	53,997	2,071
Best Buy (a)	79,614	4,511
Big Lots (a) (b)	20,784	300
Black & Decker	14,232	1,332
Brunswick	16,977	666
Carnival (a)	78,599	3,680
CBS, Class B (a)	140,686	3,583
Centex (a)	23,203	1,290
Circuit City Stores (a)	37,209	1,070
Clear Channel Communications (a)	86,276	2,461
Coach (b)	68,836	2,273
Comcast, Class A (a) (b)	397,859	12,314
Cooper Tire & Rubber (a)	11,161	142
D.R. Horton (a)	49,389	1,483
Darden Restaurants (a)	24,688	978
Dillard's, Class A (a)	11,172	291
Dollar General	54,658	954
Dow Jones & Company	10,701	396
Eastman Kodak (a)	51,782	1,396
Family Dollar Stores (a)	28,170	704
Federated Department Stores (a)	48,923	3,809
Ford Motor (a)	342,819	2,383
Fortune Brands	26,242	2,107
Gannett (a)	43,527	2,394
Gap	104,129	1,884
General Motors (a)	104,965	2,402
Genuine Parts (a)	31,480	1,374
Goodyear Tire & Rubber (a) (b)	32,167	450
Harley-Davidson (a)	49,827	2,533
Harman International Industries (a)	9,051	796
Harrah's Entertainment	28,389	2,318
Hasbro	28,866	569
Hilton Hotels (a)	61,941	1,669
Home Depot	385,404	15,389
International Game Technology (a)	61,127	2,319
Interpublic Group of Companies (a) (b)	77,083	738
J.C. Penney (a)	43,175	2,826
Johnson Controls (a)	34,216	2,790
Jones Apparel Group	21,209	729
KB HOME	14,205	875
Knight-Ridder	12,814	794
Kohl's (a) (b)	56,597	3,160
Leggett & Platt (a)	33,388	886
Lennar	25,445	1,398
Limited (a)	63,173	1,620
Liz Claiborne (a)	19,356	756
Lowe's (a)	140,621	8,866
Marriott International, Class A (a)	29,875	2,183
Mattel (a)	73,330	1,186
McDonald's	230,618	7,972
McGraw-Hill (a)	69,322	3,858
New York Times, Class A (a)	26,319	652
Newell Rubbermaid (a)	49,585	1,360

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
News (a)	443,928	$7,618
Nike, Class B (a)	34,489	2,823
Nordstrom (a)	39,660	1,520
Office Depot (a) (b)	57,260	2,324
Officemax	12,829	496
Omnicom Group (a)	32,718	2,945
Pulte (a)	39,128	1,461
RadioShack (a)	24,427	415
Sears (a) (b)	18,955	2,724
Sherwin-Williams (a)	22,094	1,125
Snap-On (a)	10,513	436
Stanley Works (a)	13,195	689
Staples (a)	132,706	3,505
Starbucks (a) (b)	139,442	5,197
Starwood Hotels & Resorts Worldwide (a)	37,118	2,130
Target	159,507	8,470
Tiffany & Company (a)	26,766	934
Time Warner (a)	846,594	14,731
TJX	79,707	1,923
Tribune (a)	54,629	1,575
Univision Communications, Class A (a) (b)	46,325	1,653
V.F. (a)	15,988	978
Viacom, Class B (b)	140,686	5,604
Walt Disney (a)	348,981	9,758
Wendy's International	20,525	1,268
Whirlpool (a)	14,261	1,280
Yum! Brands	51,386	2,656
		218,199
Consumer Staples – 9.0%
Alberto-Culver, Class B	13,694	616
Albertson's (a)	69,000	1,748
Altria Group	378,145	27,665
Anheuser-Busch	140,842	6,279
Archer-Daniels-Midland	112,669	4,094
Avon Products (a)	86,059	2,806
Brown-Forman, Class B	10,417	776
Campbell Soup	33,775	1,086
Clorox	27,340	1,755
Coca-Cola	379,678	15,931
Coca-Cola Enterprises	42,365	827
Colgate-Palmolive	93,999	5,557
ConAgra Foods	96,062	2,179
Constellation Brands, Class A (a) (b)	30,449	752
Costco Wholesale	85,646	4,662
CVS	144,684	4,300
Dean Foods (b)	3,056	121
Estee Lauder, Class A (a)	10,248	380
General Mills	59,929	2,957
H.J. Heinz (a)	60,716	2,520
Hershey Foods (a)	32,865	1,753
Kellogg	46,618	2,159
Kimberly-Clark	84,789	4,963
Kroger (a) (b)	131,359	2,661
McCormick (a)	24,293	846
Molson Coors Brewing (a)	11,429	844
Pepsi Bottling	25,016	803
PepsiCo	306,403	17,845
Procter & Gamble	608,904	35,444
Reynolds American (a)	15,493	1,699

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Safeway (a)	81,422	$2,046
Sara Lee	137,799	2,462
SUPERVALU (a)	24,161	701
Sysco (a)	119,612	3,575
Tyson Foods, Class A (a)	45,876	670
UST (a)	29,675	1,304
Walgreen (a)	183,616	7,699
Wal-Mart Stores (a)	453,220	20,409
Whole Foods Market (a)	22,810	1,400
Wrigley, William Jr.	30,163	1,420
Wrigley, William Jr., Class B	7,541	356
		198,070
Energy – 9.7%
Amerada Hess	14,691	2,105
Anadarko Petroleum (a)	43,627	4,573
Apache (a)	60,684	4,311
Baker Hughes (a)	62,014	5,013
BJ Services (a)	58,925	2,242
Chesapeake Energy (a)	60,920	1,930
ChevronTexaco	405,461	24,741
ConocoPhillips	302,298	20,224
Devon Energy (a)	83,634	5,027
El Paso (a)	119,039	1,537
EOG Resources (a)	44,342	3,114
Exxon Mobil	1,119,885	70,642
Halliburton (a)	93,491	7,306
Hugoton Royalty Trust	3,979	110
Kerr-McGee (a)	21,557	2,153
Kinder Morgan	15,612	1,374
Marathon Oil (a)	64,455	5,115
Murphy Oil (a)	28,538	1,432
Nabors Industries (a) (b)	53,760	2,007
National-Oilwell Varco (a) (b)	31,787	2,192
Noble	25,127	1,983
Occidental Petroleum (a)	74,670	7,672
Rowan (a)	19,828	879
Schlumberger (a)	213,730	14,777
Sunoco	24,710	2,002
Transocean (b)	60,219	4,882
Valero Energy (a)	111,858	7,242
Weatherford International (a) (b)	59,769	3,164
Williams	103,872	2,278
XTO Energy (a)	66,770	2,828
		214,855
Financial – 21.3%
ACE	53,850	2,991
AFLAC	90,793	4,316
Allstate (a)	127,529	7,204
Ambac Financial Group	19,733	1,625
American Express (a)	224,519	12,081
American International Group	474,888	30,986
Ameriprise Financial	42,681	2,093
AmSouth Bancorp (a)	63,250	1,830
AON	58,780	2,463
Apartment Investment & Management (a)	17,909	800
Archstone-Smith Trust (a)	36,604	1,789
Bank of America	860,394	42,951
Bank of New York	139,735	4,912

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
BB&T (a)	98,412	$4,226
Bear Stearns (a)	19,619	2,796
Boston Properties (a)	16,291	1,438
Capital One Financial (a)	53,248	4,613
Charles Schwab	184,738	3,307
Chubb (a)	67,318	3,470
Cincinnati Financial	28,668	1,222
CIT Group	36,611	1,977
Citigroup	922,938	46,101
Comerica (a)	29,994	1,706
Compass Bancshares	12,368	680
Countrywide Financial	109,002	4,432
E*TRADE Financial (a) (b)	74,989	1,866
Equity Office Properties Trust (a)	75,979	2,454
Equity Residential Properties Trust (a)	52,346	2,349
Fannie Mae	175,602	8,885
Federated Investors, Class B	15,365	539
Fifth Third Bancorp (a)	100,662	4,069
First Horizon National	22,750	965
Franklin Resources	27,057	2,520
Freddie Mac (a)	125,020	7,634
Genworth Financial, Class A	51,170	1,699
Golden West Financial (a)	46,227	3,322
Goldman Sachs Group	82,081	13,157
Hartford Financial Services Group (a)	52,832	4,857
Huntington Bancshares	38,806	937
J.P. Morgan Chase (a)	642,007	29,134
Janus Capital Group (a)	43,689	850
KeyCorp (a)	73,995	2,828
Kimco Realty (a)	36,464	1,354
Legg Mason	16,784	1,989
Lehman Brothers Holdings (a)	49,004	7,407
Lincoln National (a)	54,575	3,170
Loew's	24,604	2,612
M&T Bank (a)	14,477	1,729
Marsh & McLennan (a)	96,053	2,946
Marshall & Ilsley (a)	37,940	1,735
MBIA (a)	24,452	1,458
Mellon Financial	78,109	2,939
Merrill Lynch (a)	166,729	12,715
Metlife (a)	138,465	7,214
MGIC Investment	18,101	1,280
Moody's (a)	45,044	2,793
Morgan Stanley (a)	196,445	12,631
National City (a)	100,011	3,690
North Fork Bancorp	85,925	2,589
Northern Trust	33,657	1,982
Plum Creek Timber (a)	33,640	1,221
PNC Financial Services	50,426	3,604
Principal Financial Group (a)	59,147	3,035
Progressive (a)	36,370	3,947
Prologis (a)	36,472	1,832
Prudential Financial	93,550	7,309
Public Storage (a)	16,556	1,273
Regions Financial	83,090	3,034
SAFECO	22,682	1,177
Simon Property Group (a)	36,539	2,992
SLM	75,711	4,004
Sovereign Bancorp	65,196	1,445

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
St. Paul Travelers Companies	124,446	$5,479
State Street (a)	64,831	4,235
SunTrust Banks	62,352	4,822
Synovus Financial (a)	54,253	1,519
T. Rowe Price Group (a)	22,824	1,922
Torchmark	18,834	1,132
U.S. Bancorp (a) (c)	329,600	10,363
UnumProvident	55,083	1,119
Vornado Realty Trust (a)	17,373	1,662
Wachovia (a)	281,541	16,850
Washington Mutual	178,994	8,065
Wells Fargo	303,370	20,838
XL Capital Limited, Class A (a)	29,850	1,967
Zions Bancorporation	16,032	1,331
		468,484
Healthcare – 11.9%
Abbott Laboratories	283,950	12,136
Aetna (a)	106,058	4,083
Allergan (a)	23,500	2,414
AmerisourceBergen (a)	38,349	1,655
Amgen (a) (b)	223,792	15,151
Applied Biosystems Group - Applera	35,832	1,033
Barr Pharmaceuticals (b)	14,470	876
Bausch & Lomb (a)	9,979	488
Baxter International	112,799	4,253
Becton, Dickinson & Company	45,861	2,891
Biogen IDEC (a) (b)	61,563	2,761
Biomet (a)	45,190	1,680
Boston Scientific (a) (b)	208,132	4,837
Bristol-Myers Squibb (a)	352,846	8,955
C.R. Bard	18,927	1,409
Cardinal Health	78,633	5,296
Caremark Rx (a) (b)	81,704	3,722
CIGNA (a)	24,539	2,626
Coventry Health Care (b)	30,007	1,490
Eli Lilly	204,799	10,838
Express Scripts (a) (b)	26,559	2,075
Fisher Scientific International (a) (b)	22,456	1,584
Forest Laboratories, Class A (a) (b)	61,337	2,477
Genzyme (b)	45,162	2,762
Gilead Sciences (a) (b)	79,308	4,560
HCA	75,953	3,334
Health Management Associates, Class A (a)	43,230	895
Hospira (b)	29,863	1,151
Humana (b)	29,681	1,341
IMS Health	42,280	1,149
Johnson & Johnson	540,367	31,671
King Pharmaceuticals (b)	44,880	780
Laboratory Corporation of America Holdings (a) (b)	24,277	1,386
Manor Care	14,424	633
McKesson HBOC	55,186	2,682
Medco Health Solutions (b)	55,750	2,968
Medimmune (a) (b)	45,197	1,422
Medtronic (a)	219,459	10,999
Merck (a)	398,242	13,708
Millipore (b)	9,036	667
Mylan Laboratories	39,613	865
Patterson Companies (a) (b)	25,230	822
PerkinElmer	24,280	521

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Pfizer	1,344,144	$34,047
Quest Diagnostics (a)	30,231	1,685
Schering-Plough	267,362	5,165
St. Jude Medical (b)	66,709	2,634
Stryker (a)	53,178	2,327
Tenet Healthcare (a) (b)	83,735	697
Thermo Electron (a) (b)	29,512	1,137
UnitedHealth Group (a)	238,682	11,872
Watson Pharmaceuticals (a) (b)	19,912	566
Wellpoint Health Networks (b)	114,629	8,139
Wyeth Pharmaceuticals	242,421	11,799
Zimmer Holdings (a) (b)	45,088	2,836
		261,950
Industrials – 11.5%
3M	143,361	12,247
Allied Waste Industries (a) (b)	39,094	554
American Power Conversion (a)	31,487	700
American Standard (a)	32,468	1,413
Avery Dennison	19,439	1,215
Boeing (a)	151,265	12,623
Burlington Northern Santa Fe (a)	67,748	5,388
Caterpillar (a)	124,027	9,394
Cendant	185,920	3,241
Cintas (a)	25,072	1,052
Cooper Industries	16,919	1,547
CSX	38,980	2,670
Cummins (a)	7,478	781
Danaher (a)	43,041	2,759
Deere & Company	43,776	3,843
Dover	31,018	1,543
Eaton	26,851	2,058
Emerson Electric	75,312	6,398
Equifax	23,682	913
FedEx (a)	52,771	6,076
Fluor	14,656	1,362
General Dynamics (a)	71,140	4,668
General Electric	1,919,046	66,380
Goodrich	21,691	965
H&R Block (a)	65,635	1,498
Honeywell International	155,804	6,622
Illinois Tool Works (a)	37,146	3,815
Ingersoll-Rand	60,033	2,626
ITT Industries (a)	33,392	1,878
L-3 Communications Holdings	18,622	1,521
Lockheed Martin (a)	64,869	4,924
Masco (a)	76,920	2,454
Monster Worldwide (a) (b)	23,009	1,321
Navistar International (b)	11,193	295
Norfolk Southern	75,017	4,051
Northrop Grumman (a)	64,481	4,314
Paccar (a)	30,717	2,209
Pall	22,428	677
Parker Hannifin (a)	21,320	1,728
Pitney Bowes (a)	33,035	1,382
R.R. Donnelley & Sons	39,428	1,328
Raytheon	80,605	3,568
Robert Half International (a)	31,208	1,319
Rockwell Automation (a)	31,091	2,253
Rockwell Collins (a)	32,189	1,841

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Ryder System (a)	11,437	$596
Southwest Airlines (a)	132,553	2,150
Textron (a)	24,142	2,172
Tyco International (a)	365,215	9,623
Union Pacific (a)	46,341	4,227
United Parcel Service, Class B (a)	196,111	15,899
United Technologies (a)	185,791	11,670
W.W. Grainger	15,441	1,188
Waste Management (a)	99,939	3,744
		252,683
Information Technology – 15.5%
ADC Telecommunications (b)	21,310	477
Adobe Systems (a) (b)	100,342	3,933
Advanced Micro Devices (a) (b)	87,510	2,831
Affiliated Computer Services, Class A (b)	23,943	1,335
Agilent Technologies (a) (b)	77,473	2,977
Altera (a) (b)	65,773	1,437
Analog Devices (a)	66,561	2,524
Andrew (a) (b)	28,996	307
Apple Computer (b)	153,550	10,808
Applied Materials (a)	294,515	5,287
Applied Micro Circuits (b)	51,357	188
Autodesk (a) (b)	41,873	1,760
Automatic Data Processing	105,938	4,670
Avaya (a) (b)	76,379	917
BMC Software (a) (b)	39,258	846
Broadcom, Class A (a) (b)	78,266	3,218
CA (a)	83,261	2,112
Ciena (a) (b)	106,684	436
Cisco Systems (b)	1,114,387	23,346
Citrix Systems (b)	31,365	1,252
Computer Sciences (b)	33,873	1,983
Compuware (b)	72,263	555
Comverse Technology (a) (b)	35,401	802
Convergys (a) (b)	25,532	497
Corning (b)	282,780	7,813
Dell (a) (b)	426,987	11,187
eBay (a) (b)	208,266	7,166
Electronic Arts (a) (b)	54,515	3,096
Electronic Data Systems (a)	88,802	2,405
EMC (b)	433,794	5,861
First Data (a)	143,275	6,833
Fiserv (b)	33,646	1,517
Freescale Semiconductor (a) (b)	72,420	2,294
Gateway (a) (b)	48,094	106
Google, Class A (a) (b)	36,075	15,077
Hewlett-Packard	522,669	16,971
IBM	286,621	23,600
Intel	1,073,921	21,457
Intuit (a) (b)	32,099	1,739
Jabil Circuit (b)	31,558	1,230
JDS Uniphase (b)	304,882	1,064
KLA-Tencor (a)	35,141	1,692
Lexmark International Group, Class A (a) (b)	21,195	1,032
Linear Technology	55,290	1,963
LSI Logic (a) (b)	70,260	748
Lucent Technologies (a) (b)	806,306	2,250
Maxim Integrated Products (a)	59,461	2,097
Micron Technology (a) (b)	110,100	1,868

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Microsoft (a)	1,641,872	$39,651
Molex (a)	26,187	972
Motorola	446,745	9,538
National Semiconductor (a)	64,869	1,945
NCR (a) (b)	33,314	1,313
Network Appliance (a) (b)	67,729	2,511
Novell (a) (b)	69,270	569
Novellus Systems (a) (b)	24,203	598
NVIDIA (a) (b)	62,250	1,819
Oracle (a) (b)	739,314	10,787
Parametric Technology (a) (b)	19,752	295
Paychex	60,821	2,457
PMC-Sierra (a) (b)	32,233	401
QLogic (b)	29,344	611
QUALCOMM	298,248	15,312
Sabre Holdings, Class A (a)	26,219	605
SanDisk (a) (b)	33,484	2,137
Sanmina - SCI (b)	97,007	503
Seagate, Escrow Shares (b) (d) (e)	44,886	—
Solectron (a) (b)	166,429	666
Sun Microsystems (b)	629,818	3,149
Symantec (a) (b)	197,822	3,240
Symbol Technologies (a)	46,037	490
Tektronix	15,136	535
Tellabs (a) (b)	83,145	1,318
Teradyne (a) (b)	35,287	595
Texas Instruments	295,173	10,245
Unisys (a) (b)	60,172	375
VeriSign (a) (b)	38,940	916
Waters (a) (b)	20,107	911
Xerox (a) (b)	174,347	2,448
Xilinx	62,893	1,740
Yahoo! (a) (b)	226,402	7,421
		341,637
Materials – 3.1%
Air Products and Chemicals (a)	41,164	2,820
Alcoa	158,698	5,361
Allegheny Technologies (a)	15,500	1,075
Ashland (a)	12,240	806
Ball	12,971	519
Bemis	19,204	604
Dow Chemical	177,830	7,222
E.I. Du Pont de Nemours	167,668	7,394
Eastman Chemical (a)	13,662	742
Ecolab	33,455	1,265
Engelhard	21,739	835
Freeport McMoran Copper & Gold, Class B (a)	33,216	2,145
Hercules (a) (b)	20,002	284
International Flavors & Fragrances (a)	12,950	457
International Paper (a)	90,407	3,286
Louisiana Pacific	19,814	546
MeadWestvaco (a)	33,098	944
Monsanto	49,446	4,124
Newmont Mining (a)	79,987	4,668
NuCor (a)	29,735	3,236
Pactiv (b)	27,146	661
Phelps Dodge	36,831	3,174
PPG Industries	30,673	2,059
Praxair	59,774	3,355

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Rohm & Haas (a)	26,271	$1,329
Sealed Air (a)	14,767	795
Sigma-Aldrich (a)	12,201	837
Temple-Inland (a)	21,205	985
United States Steel (a)	21,164	1,450
Vulcan Materials (a)	18,486	1,571
Weyerhaeuser	42,869	3,021
		67,570
Telecommunication Services – 3.1%
ALLTEL (a)	65,712	4,230
AT&T (a)	708,570	18,572
BellSouth (a)	331,890	11,211
CenturyTel (a)	23,838	899
Citizens Communications (a)	58,111	772
Qwest Communications International (a) (b)	280,050	1,879
Sprint (a)	535,967	13,292
Verizon Communications (a)	514,053	16,979
		67,834
Utilities – 3.1%
AES (a) (b)	118,489	2,011
Allegheny Energy (a) (b)	29,584	1,054
Ameren (a)	34,667	1,746
American Electric Power (a)	71,476	2,392
Centerpoint Energy (a)	55,278	664
CMS Energy (a) (b)	40,471	539
Consolidated Edison (a)	41,316	1,781
Constellation Energy	30,729	1,688
Dominion Resources (a)	62,933	4,712
DTE Energy (a)	30,230	1,233
Duke Energy (a)	219,170	6,382
Dynegy (a) (b)	54,946	273
Edison International	58,904	2,380
Entergy	41,617	2,911
Exelon (a)	123,856	6,688
FirstEnergy	59,636	3,024
FPL Group (a)	71,829	2,844
KeySpan	32,364	1,307
NICOR (a)	8,198	325
NiSource	47,308	999
People's Energy (a)	6,922	251
PG&E (a)	69,751	2,779
Pinnacle West Capital	16,351	656
PPL (a)	66,014	1,917
Progress Energy (a)	44,456	1,903
Progress Energy - Contingent Value Obligation (b)	7,906	2
Public Service Enterprises (a)	43,275	2,713
Sempra Energy	47,268	2,175
Southern	134,524	4,336
TECO Energy (a)	36,028	576
TXU	93,797	4,655
Xcel Energy (a)	71,114	1,340
		68,256
Total Common Stocks (Cost $1,459,462)		2,159,538
Short-Term Investments – 1.8%
Affiliated Money Market Fund – 1.7%
First American Prime Obligations Fund, Class Z (c) (f)	38,241,075	38,241

Equity Index Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill (g) 4.641%, 08/31/2006	$3,000	$2,953
Total Short-Term Investments (Cost $41,194)		41,194
Investments Purchased with Proceeds from Securities Lending (h) – 28.1% (Cost $617,209)		617,209
Total Investments – 128.0% (Cost $2,117,865)		2,817,941
Other Assets and Liabilities, Net – (28.0)%		(616,100)
Total Net Assets – 100.0%		$2,201,841

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $599,323,435 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Investment in affiliated security. As of April 30, 2006, the market value of these investments was $48,603,699 or 2.2% of total net assets. See notes 3 and 4 in Notes to Financial Statements.

(d)  Security considered illiquid or restricted. As of April 30, 2006, the market value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Security is fair valued. As of April 30, 2006, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in notes to Financial Statements.

(f)  This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(g)  Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2006. See note 2 in Notes to Financial Statements.

(h)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (000)
S&P 500 Index Futures Contracts	119	$39,148	June 2006	$319

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 95.3%
Consumer Discretionary – 14.1%
99 Cents Only Stores (a) (b)	16,427	$196
Abercrombie & Fitch, Class A (a)	27,856	1,692
Advanced Auto Parts (a)	34,392	1,383
Aeropostale (a) (b)	17,278	531
American Eagle Outfitters (a)	41,825	1,355
American Greetings, Class A (a)	21,413	482
AnnTaylor Stores (b)	23,109	863
Applebee's International	24,247	563
ArvinMeritor	22,354	372
Bandag (a)	3,726	149
Barnes & Noble	16,736	754
Beazer Homes USA (a)	13,426	774
Belo, Class A	30,099	552
BLYTH	8,577	176
Bob Evans Farms (a)	11,552	334
Borders Group (a)	21,228	501
BorgWarner (a)	18,124	1,101
Boyd Gaming (a)	14,011	698
Brinker International (a)	27,347	1,071
Callaway Golf (a)	20,900	334
CarMax (a) (b)	33,278	1,175
Catalina Marketing, Class C (a)	12,519	296
CBRL Group (a)	14,326	583
Cheesecake Factory (a) (b)	24,966	788
Chico's FAS (a) (b)	57,536	2,132
Claire's Stores (a)	31,587	1,112
Corinthian Colleges (a) (b)	27,258	406
DeVry (a) (b)	18,614	481
Dollar Tree Stores (a) (b)	33,817	882
Education Management (b)	21,260	903
Emmis Communications, Class A (b)	10,216	126
Entercom Communications (a)	10,965	290
Foot Locker (a)	49,614	1,150
Furniture Brands International (a)	17,698	407
Gamestop, Class A (a) (b)	18,461	871
Gentex	49,396	724
GTECH Holdings (a)	39,643	1,354
Harte-Hanks (a)	18,047	493
Hovnanian Enterprises, Class A (a) (b)	11,385	453
International Speedway, Class A (a)	11,184	550
Laureate Education (a) (b)	15,821	792
Lear (a)	21,350	503
Lee Enterprises (a)	14,461	445
M.D.C. Holdings (a)	8,738	505
Media General, Class A	7,646	314
Michaels Stores (a)	42,497	1,608
Modine Manufacturing	10,641	309
Mohawk Industries (a) (b)	16,804	1,346
O'Reilly Automotive (b)	34,892	1,182
OSI Restaurant Partners, Inc.	20,706	884
Pacific Sunwear of California (a) (b)	23,686	552
Payless ShoeSource (a) (b)	22,191	510
PETsMART (a)	44,632	1,235
Pier 1 Imports (a)	28,626	345
Polo Ralph Lauren (a)	19,328	1,174
Reader's Digest Association, Class A (a)	31,325	432
Regis	14,391	505

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Rent-A-Center (b)	23,625	$653
Ross Stores	45,955	1,408
Ruby Tuesday (a)	19,226	572
Ryland Group (a)	14,865	938
Saks (a) (b)	44,187	890
Scholastic (b)	11,552	307
Scientific Games, Class A (b)	20,511	781
Thor Industries (a)	11,056	558
Timberland, Class A (b)	17,437	594
Toll Brothers (a) (b)	37,613	1,209
Tupperware (a)	16,985	358
Urban Outfitters (a) (b)	35,051	813
Valassis Communications (a) (b)	15,129	443
Washington Post, Class B	1,736	1,330
Westwood One (a)	20,856	201
Williams-Sonoma (a) (b)	36,694	1,536
		54,289
Consumer Staples – 1.7%
BJ's Wholesale Club (a) (b)	21,507	659
Church & Dwight (a)	19,946	731
Energizer Holdings (a) (b)	20,767	1,062
Hormel Foods	22,697	762
JM Smucker (a)	18,275	717
Lancaster Colony (a)	8,093	332
PepsiAmericas	19,540	462
Ruddick (a)	11,062	257
Smithfield Foods (b)	30,027	808
Tootsie Roll Industries	8,236	241
Universal	7,392	281
		6,312
Energy – 8.6%
Arch Coal (a)	22,482	2,136
Cooper Cameron (a) (b)	36,065	1,812
Denbury Resources (a) (b)	36,419	1,187
ENSCO International (a)	48,728	2,606
FMC Technologies (a) (b)	21,889	1,195
Forest Oil (b)	17,374	635
Grant Prideco (a) (b)	41,322	2,116
Hanover Compressor (a) (b)	27,606	557
Helmerich & Payne	16,883	1,228
Newfield Exploration (b)	40,448	1,804
Noble Energy	55,614	2,501
Overseas Shipholding Group (a)	9,409	459
Patterson-UTI Energy	54,940	1,778
Pioneer Natural Resources	40,865	1,750
Plains Exploration & Production (b)	25,478	939
Pogo Producing (a)	19,044	946
Pride International (a) (b)	49,051	1,711
Quicksilver Resources (a) (b)	21,252	881
Smith International (a)	63,703	2,690
Southwestern Energy (b)	53,235	1,918
Tidewater	19,228	1,120
Western Gas Resources	18,270	950
		32,919
Financial – 17.9%
A.G. Edwards	24,382	1,288
AMB Property	27,650	1,382
American Financial Group (a)	15,161	671

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
AmeriCredit (a) (b)	41,430	$1,255
AmerUs Group, Class A (a)	12,043	706
Arthur J. Gallagher (a)	27,108	744
Associated Banc-Corp (a)	43,096	1,458
Astoria Financial (a)	28,079	879
Bank of Hawaii	16,313	886
Brown & Brown (a)	35,350	1,104
Cathay General Bancorp	13,144	503
City National	13,213	964
Colonial BancGroup	47,713	1,237
Commerce Bancorp (a)	55,506	2,239
Cullen/Frost Bankers	14,981	867
Developers Diversified Realty (a)	34,611	1,841
Eaton Vance (a)	41,504	1,182
Everest Re Group	19,479	1,773
Fidelity National Financial	55,170	2,316
Fidelity National Information Services	27,349	1,039
First American	29,389	1,252
First Niagara Financial Group	24,504	343
FirstMerit (a)	26,423	650
GATX (a)	16,236	760
Greater Bay Bancorp	17,060	471
Hanover Insurance Group (a)	17,392	920
HCC Insurance Holdings (a)	35,565	1,191
Highwoods Properties	17,659	557
Horace Mann Educators	13,965	243
Hospitality Properties Trust	22,867	986
Independence Community Bank	23,465	986
IndyMac Bancorp (a)	20,577	994
Investors Financial Services (a)	20,660	989
Jefferies Group (a)	16,211	1,077
Leucadia National (a)	25,705	1,562
Liberty Property Trust	28,058	1,254
Macerich (a)	22,087	1,617
Mack-Cali Realty (a)	18,608	841
Mercantile Bankshares (a)	39,148	1,471
Mercury General	11,148	595
MoneyGram International (a)	27,081	918
New Plan Excel Realty Trust (a)	33,133	817
New York Community Bancorp (a)	83,092	1,430
Ohio Casualty	20,696	614
Old Republic International	72,816	1,620
PMI Group (a)	28,466	1,314
Potlatch (a)	14,028	546
Protective Life	22,087	1,113
Radian Group (a)	26,392	1,655
Raymond James Financial	28,009	850
Rayonier	24,538	1,010
Regency Centers (a)	20,913	1,319
SEI Investments (a)	20,188	867
StanCorp Financial Group	17,350	856
SVB Financial (a) (b)	12,108	615
TCF Financial (a)	36,143	971
Texas Regional Bancshares, Class A	13,766	395
United Dominion Realty Trust (a)	43,614	1,186
Unitrin	14,451	706
W.R. Berkley	53,475	2,001
Waddell & Reed Financial, Class A (a)	27,193	640
Washington Federal (a)	28,532	682
Webster Financial	17,696	831

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Weingarten Realty Investors	25,553	$1,007
Westamerica Bancorporation (a)	10,209	522
Wilmington Trust	21,331	945
		68,523
Healthcare – 9.5%
Advanced Medical Optics (a) (b)	21,211	988
Affymetrix (a) (b)	21,103	605
Apria Healthcare Group (b)	16,218	355
Beckman Coulter (a)	19,758	1,015
Cephalon (a) (b)	18,662	1,225
Charles River Laboratories International (a) (b)	22,994	1,087
Community Health Systems (b)	28,913	1,048
Covance (a) (b)	20,451	1,193
Cytyc (b)	36,229	937
DENTSPLY International	24,902	1,486
Edwards Lifesciences (a) (b)	18,991	844
Gen-Probe (b)	16,158	864
Health Net (b)	36,863	1,500
Henry Schein (b)	27,716	1,292
Hillenbrand Industries	19,301	991
Intuitive Surgical (a) (b)	11,278	1,432
Invitrogen (a) (b)	16,801	1,109
Lifepoint Hospitals (a) (b)	18,151	575
Lincare Holdings (b)	30,912	1,222
Martek Biosciences (a) (b)	10,082	300
Medicis Pharmaceutical, Class A (a)	14,540	478
Millennium Pharmaceuticals (a) (b)	98,700	896
Mine Safety Appliances (a)	8,360	350
Omnicare (a)	37,384	2,120
Par Pharmaceutical Companies (b)	10,889	280
PDL BioPharma (a) (b)	35,871	1,032
Perrigo (a)	26,075	416
Pharmaceutical Product Development	29,974	1,075
Sepracor (a) (b)	33,725	1,506
STERIS	21,729	500
Techne (b)	11,887	674
Triad Hospitals (a) (b)	27,383	1,128
Universal Health Services (a)	17,350	881
Valeant Pharmaceuticals International (a)	29,452	527
Varian (b)	9,899	428
Varian Medical Systems (a) (b)	41,821	2,191
VCA Antech (b)	25,717	800
Vertex Pharmaceuticals (a) (b)	34,584	1,258
		36,608
Industrials – 15.4%
Adesa	28,475	726
AGCO (a) (b)	28,771	681
AirTran Holdings (a) (b)	28,382	397
Alaska Air Group (a) (b)	10,589	402
Alexander & Baldwin (a)	13,948	696
Alliant Techsystems (a) (b)	11,557	924
AMETEK (a)	22,316	1,099
Banta	7,622	385
Brinks	14,173	720
C.H. Robinson Worldwide	54,335	2,410
Career Education (a) (b)	31,146	1,148
Carlisle Companies	9,326	788
ChoicePoint (a) (b)	28,510	1,255

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Con-way (a)	16,591	$924
Copart (a) (b)	23,447	630
Corporate Executive Board	12,561	1,346
Crane (a)	15,857	670
Deluxe (a)	16,119	384
Donaldson (a)	21,698	721
DRS Technologies (a)	12,400	689
Dun & Bradstreet (b)	20,800	1,602
Dycom Industries (a) (b)	13,114	287
Expeditors International of Washington (a)	33,899	2,902
Fastenal (a)	39,383	1,843
Federal Signal (a)	15,270	286
Flowserve (a) (b)	17,570	1,011
Graco (a)	21,787	1,019
Granite Construction (a)	10,725	497
Harsco	13,018	1,085
Herman Miller	21,956	676
HNI	17,144	907
Hubbell, Class B	18,704	966
ITT Educational Services (b)	12,076	767
J.B. Hunt Transport Services (a)	39,332	937
Jacobs Engineering Group (b)	18,495	1,530
JetBlue Airways (a) (b)	52,550	539
Joy Global	38,631	2,538
Kelly Services, Class A	6,397	177
Kennametal (a)	12,255	758
Korn/Ferry International (a) (b)	12,684	266
Manpower	27,765	1,809
MSC Industrial Direct	17,040	884
Navigant Consulting (a) (b)	16,271	343
Nordson (a)	10,585	566
Oshkosh Truck	23,623	1,446
Pentair (a)	32,171	1,231
Precision Castparts	42,245	2,661
Quanta Services (a) (b)	39,587	642
Republic Services	38,197	1,681
Rollins	9,609	195
Roper Industries (a)	27,325	1,297
Sequa, Class A (b)	2,102	179
Sotheby's Holdings, Class A (b)	13,628	409
SPX	20,918	1,145
Stericycle (a) (b)	14,029	924
Swift Transportation (b)	17,162	514
Tecumseh Products, Class A	5,876	135
Teleflex	12,743	831
Thomas & Betts (b)	16,840	959
Timken (a)	26,454	923
Trinity Industries (a)	12,923	821
United Rentals (a) (b)	21,971	784
Werner Enterprises (a)	16,406	315
YRC Worldwide (b)	18,462	775
		59,057
Information Technology – 14.9%
3Com (a) (b)	123,024	663
Activision (a) (b)	88,312	1,253
Acxiom	24,078	624
ADTRAN	20,969	527
Advent Software (a) (b)	5,218	184
Alliance Data Systems (a) (b)	21,787	1,198

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Amphenol, Class A	28,252	$1,633
Anteon International (b)	9,873	540
Arrow Electronics (b)	38,008	1,376
Atmel (a) (b)	138,933	728
Avnet (a) (b)	46,387	1,213
Avocent (a) (b)	15,550	419
BISYS Group (b)	38,405	612
Cabot Microelectronics (a) (b)	7,989	261
Cadence Design Systems (b)	90,192	1,707
CDW (a)	19,961	1,188
Ceridian (b)	46,179	1,119
CheckFree (b)	28,825	1,553
Cognizant Technology Solutions (b)	43,934	2,795
CommScope (a) (b)	16,857	557
Credence Systems (b)	31,742	225
Cree (a) (b)	24,585	733
CSG Systems International (b)	15,455	391
Cypress Semiconductor (a) (b)	43,469	746
Diebold (a)	21,700	923
DST Systems (a) (b)	20,036	1,233
F5 Networks (a) (b)	12,562	736
Fair Isaac (a)	20,781	771
Fairchild Semiconductor International, Class A (a) (b)	38,186	789
Gartner, Class A (b)	18,902	265
Harris (a)	42,527	1,980
Imation	10,131	425
Ingram Micro (a) (b)	36,617	673
Integrated Device Technology (b)	63,461	966
International Rectifier (a) (b)	22,505	1,017
Intersil, Class A (a)	47,662	1,411
Jack Henry & Associates	23,790	534
KEMET (b)	27,558	298
Lam Research (b)	43,232	2,113
Lattice Semiconductor (a) (b)	37,814	251
Macrovision (b)	16,574	380
McAfee (a) (b)	53,334	1,391
McDATA, Class A (b)	48,632	235
MEMC Electronic Materials (a) (b)	51,019	2,071
Mentor Graphics (b)	25,433	334
Micrel (b)	20,891	268
Microchip Technology	66,824	2,490
MPS Group (b)	32,676	522
National Instruments (a)	17,609	558
Newport (a) (b)	12,697	244
Plantronics	15,066	565
Plexus (b)	13,845	603
Polycom (a) (b)	28,391	625
Powerwave Technologies (a) (b)	35,305	394
Reynolds & Reynolds, Class A (a)	16,257	483
RF Micro Devices (a) (b)	61,258	570
RSA Security (a) (b)	23,187	486
Semtech (a) (b)	23,162	434
Silicon Laboratories (a) (b)	14,345	669
SRA International, Class A (a) (b)	11,742	376
Sybase (a) (b)	29,662	646
Synopsys (b)	46,485	1,015
Tech Data (b)	17,950	659
Transaction Systems Architects, Class A (b)	11,555	462

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
TriQuint Semiconductor (b)	45,859	$249
UTStarcom (a) (b)	34,055	237
Vishay Intertechnology (b)	58,538	914
Western Digital (a) (b)	68,570	1,443
Wind River Systems (a) (b)	23,764	271
Zebra Technology, Class A (b)	22,371	888
		57,112
Materials – 5.8%
Airgas	21,671	877
Albemarle (a)	12,150	581
Bowater (a)	18,553	506
Cabot Microelectronics (a)	19,715	710
Chemtura	77,210	942
Cytec Industries (a)	12,611	763
Ferro	13,326	257
Florida Rock Industries (a)	14,130	881
FMC	12,228	777
Glatfelter	11,270	211
Longview Fibre	17,196	448
Lubrizol (a)	21,617	943
Lyondell Chemical (a)	65,151	1,570
Martin Marietta Materials	14,740	1,565
Minerals Technologies	6,389	366
Olin (a)	22,308	458
Packaging Corporation of America	19,934	448
Peabody Energy (a)	83,606	5,339
RPM (a)	37,320	687
Scotts (a)	14,190	628
Sensient Technologies	14,961	307
Sonoco Products (a)	31,594	989
Steel Dynamics (a)	13,086	817
Valspar	32,196	911
Worthington Industries	22,711	449
		22,430
Telecommunication Services – 0.4%
Cincinnati Bell (b)	78,719	331
Telephone & Data Systems (a)	31,200	1,223
		1,554
Utilities – 7.0%
AGL Resources	24,684	873
Alliant Energy	38,510	1,231
Aqua America (a)	42,064	1,005
Aquila (b)	127,254	551
Black Hills (a)	10,649	388
DPL (a)	40,541	1,102
Duquesne Light Holdings (a)	24,791	421
Energy East (a)	46,954	1,134
Equitable Resources	36,964	1,313
Great Plains Energy (a)	23,749	671
Hawaiian Electric Industries (a)	25,732	691
IDACORP	13,451	458
MDU Resources Group	38,103	1,400
National Fuel Gas (a)	25,056	833
Northeast Utilities (a)	42,610	859
NSTAR (a)	33,952	939
OGE Energy (a)	27,157	819
ONEOK	35,912	1,185
Pepco Holdings	62,091	1,433

Mid Cap Index Fund (concluded)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
PNM Resources (a)	21,862	$553
Puget Energy	33,191	689
Questar	27,114	2,170
SCANA	36,401	1,425
Sierra Pacific Resources (a) (b)	60,559	855
Vectren	24,191	646
Westar Energy	27,580	578
WGL Holdings (a)	15,283	450
Wisconsin Energy (a)	37,196	1,453
WPS Resources (a)	12,939	647
		26,772
Total Common Stocks (Cost $266,917)		365,576
Short-Term Investments – 4.7%
Affiliated Money Market Fund – 4.3%
First American Prime Obligations Fund, Class Z (c)	16,452,345	16,452
U.S. Treasury Obligation – 0.4%
U.S. Treasury Bill 4.641%, 08/31/2006 (d)	$1,500	1,476
Total Short-Term Investments (Cost $17,928)		17,928
Investments Purchased with Proceeds from Securities Lending (e) – 47.1% (Cost $180,899)		180,899
Total Investments – 147.1% (Cost $465,744)		564,403
Other Assets and Liabilities, Net – (47.1)%		(180,599)
Total Net Assets – 100.0%		$383,804

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $177,045,170 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2006. See note 2 in Notes to Financial Statements.

(e)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (000)
S&P Mid Cap 400 Futures Contracts	43	$17,342	June 2006	$229

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.1%
Consumer Discretionary – 13.1%
1-800 Contacts (a)	1,162	$15
1-800 Flowers (a)	3,588	26
4Kids Entertainment (a)	1,623	28
99 Cents Only Stores (a) (b)	5,422	65
A.C. Moore Arts & Crafts (a) (b)	1,909	36
Aaron Rents (b)	4,898	132
ADVO (b)	3,970	112
Aeropostale (a)	6,756	207
AFC Enterprises (b)	2,963	41
Aftermarket Technology (a)	2,120	54
Alloy (a)	1,167	15
Ambassadors Group	2,244	60
American Axle & Manufacturing Holdings (b)	5,440	96
America's Car-Mart (a) (b)	1,121	23
Ameristar Casinos	3,130	77
Andersons (b)	844	88
Arbitron	3,825	136
Arctic Cat	1,654	36
ArvinMeritor	8,536	142
Asbury Automotive Group (a)	1,576	30
Audible (a) (b)	3,167	34
Avatar Holdings (a)	747	46
Aztar (a)	4,428	210
Bally Technologies (a) (b)	6,222	111
Bandag (b)	1,414	57
Bassett Furniture	1,422	26
Beasley Broadcast Group	530	5
Big 5 Sporting Goods	2,586	48
Big Lots (a)	13,827	200
BJs Restaurants (a)	1,742	46
Blair	340	13
Blockbuster, Class A (b)	24,188	114
Blount International (a) (b)	3,139	49
Blue Nile (a)	1,595	55
Bluegreen (a)	2,766	34
BLYTH	3,096	64
Bob Evans Farms (b)	4,437	128
Bombay Company (a) (b)	4,726	14
Bon-Ton Stores	576	16
Brightpoint (a)	4,966	166
Brookfield Homes (b)	1,905	89
Brown Shoe	3,336	127
Buckle	963	41
Buffalo Wild Wings (a)	922	40
Build-A-Bear Workshop (a) (b)	1,210	39
Building Materials Holding (b)	3,500	117
Cabelas (a) (b)	3,481	71
Cache (a)	1,536	31
California Coastal Communities (a)	984	36
California Pizza Kitchen (a)	2,580	82
Callaway Golf (b)	9,289	148
Carmike Cinemas (b)	1,397	35
Carters (a)	2,305	155
Casual Male Retail Group (a)	3,417	32
Catalina Marketing, Class C (b)	6,247	148
Cato, Class A	3,830	87
CEC Entertainment (a) (b)	4,459	156

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Champion Enterprise (a) (b)	9,618	$147
Charles & Colvard (b)	2,161	26
Charlotte Russe Holding (a)	1,869	40
Charming Shoppes (a) (b)	14,588	201
Charter Communications, Class A (a) (b)	49,214	58
Cherokee (b)	1,117	46
Children's Place Retail Stores (a) (b)	2,560	158
Chipotle Mexican Grill (a) (b)	590	31
Christopher & Banks	4,469	118
Churchill Downs	913	35
Citadel Broadcasting (b)	4,918	46
Citi Trends (a) (b)	566	27
CKE Restaurants (b)	7,495	119
Coachmen Industries	1,808	20
Coinmach Service	1,778	18
Coldwater Creek (a) (b)	6,494	182
Comstock Homebuilding, Class A (a) (b)	637	6
Conns (a) (b)	579	20
Cooper Tire & Rubber (b)	8,035	102
Corinthian Colleges (a) (b)	10,735	160
Cost Plus (a) (b)	2,795	49
Courier (b)	1,200	52
Cox Radio (a) (b)	3,837	50
Crown Media Holdings, Class A (a)	2,386	9
CSK Auto (a)	5,672	73
CSS Industries	812	24
Cumulus Media, Class A (a)	6,434	68
Deb Shops	261	8
Deckers Outdoor (a)	1,292	55
Delias (a)	2,334	25
Denny's (a)	11,527	57
Design Within Reach (a)	630	4
DeVry (a) (b)	7,091	183
DHB Industries (a)	3,860	15
Dixie Group (a)	1,610	24
Dominos Pizza	3,502	92
Dover Downs Gaming & Entertainment	1,005	26
Dover Motorsports	2,332	14
Dress Barn (a) (b)	5,362	136
Drew Industries (a) (b)	1,990	72
Drugstore.com (a)	8,979	32
DSW (a)	954	30
Emmis Communications, Class A (a)	3,893	48
Entercom Communications (b)	3,904	103
Entravision Communications (a) (b)	7,831	66
Escala Group (a) (b)	819	23
Escalade	1,284	15
Ethan Allen Interiors (b)	4,119	185
Finish Line, Class A	5,125	84
Fisher Communications (a)	873	38
Fleetwood Enterprises (a) (b)	7,332	69
Fossil (a) (b)	5,893	96
Fred's (b)	4,999	71
FTD Group (a)	1,848	19
Furniture Brands International (b)	5,565	128
Gamestop, Class A (a) (b)	6,415	303
Gaylord Entertainment (a) (b)	5,103	226
Gemstar-TV Guide International (a)	29,982	99
Genesco (a) (b)	2,827	117

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Gray Television	5,265	$40
Great Wolf Resorts (a) (b)	3,089	34
Group 1 Automotive	2,552	139
GSI Commerce (a) (b)	3,750	66
Guess ? (a) (b)	2,022	80
Guitar Center (a) (b)	3,240	174
Gymboree (a)	3,962	119
Handleman	2,590	22
Harris Interactive (a)	7,004	34
Hartmarx (a)	3,693	32
Haverty Furniture	2,370	36
Hayes Lemmerz International (a)	4,371	15
Hibbett Sporting Goods (a)	4,347	132
Hollinger International	7,763	62
Hooker Furniture	1,092	20
Hot Topic (a)	5,457	81
IHOP	2,384	114
Innovo Group (a)	3,766	5
Insight Enterprises (a)	5,892	116
Interface, Class A (a)	5,560	71
iRobot (a) (b)	111	2
Isle of Capri Casinos (a) (b)	1,720	54
J. Jill Group (a)	2,559	61
Jack in the Box (a)	4,200	176
JAKKS Pacific (a)	3,147	71
Jarden (a) (b)	8,237	280
Jo-Ann Stores (a) (b)	3,050	37
JOS A Bank Clothiers (a) (b)	2,060	87
Journal Communications	3,255	38
Journal Register	5,306	59
K2 (a)	6,043	71
Kellwood	3,142	101
Kenneth Cole Productions	1,357	35
Keystone Automotive Industries (a)	1,997	82
Kimball International	1,020	16
Krispy Kreme Doughnuts (a) (b)	6,729	57
K-Swiss, Class A	3,144	90
Landry's Restaurants (b)	2,218	79
La-Z-Boy (b)	6,631	102
LeapFrog Enterprises (a) (b)	3,945	41
Levitt, Class A	2,162	42
Libbey (b)	1,260	17
Life Time Fitness (a) (b)	2,743	126
Lifetime Brands	1,020	30
Lin TV, Class A (a)	3,617	32
Lithia Motors	1,877	64
LKQ (a)	4,402	93
LodgeNet Entertainment (a)	2,366	45
Lodgian (a)	3,313	44
Lone Star Steakhouse & Saloon	1,764	48
Luby's (a) (b)	3,321	39
M/I Homes	1,512	65
Maidenform Brands (a)	642	7
Marcus	2,536	46
Marine Products	1,649	18
MarineMax (a) (b)	1,679	55
Martha Stewart Living (a) (b)	2,840	56
McCormick & Schmick's Seafood Restaurant (a)	1,156	29
Media General, Class A	2,569	106

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Mediacom Communications (a) (b)	7,835	$54
Mestek (a)	5	—
Midas (a) (b)	1,948	45
Modine Manufacturing	3,818	111
Monaco Coach (b)	3,312	46
Monarch Casino & Resort (a)	1,272	40
Monro Muffler Brake	1,277	46
Morgans Hotel Group (a)	1,023	18
Morningstar (a)	1,064	45
Movado Group (b)	2,231	44
Movie Gallery (b)	3,567	9
MTR Gaming Group (a)	2,831	28
Multimedia Games (a)	3,339	46
National Presto Industries	503	30
Nautilus Group (b)	4,227	69
Navarre (a) (b)	3,604	14
Netflix (a) (b)	4,602	136
New York & Company (a)	1,630	25
Noble International	1,541	25
NutriSystems (a) (b)	3,081	209
Oakley (b)	3,180	58
O'Charleys (a) (b)	2,810	48
Orleans Homebuilders	378	8
Outdoor Channel Holdings (a)	1,016	12
Overstock.com (a) (b)	1,376	36
Oxford Industries	1,746	76
P.F. Chang's China Bistro (a) (b)	3,440	147
Pacific Sunwear of California (a) (b)	9,192	214
Palm Harbor Homes (a) (b)	1,211	26
Pantry (a) (b)	2,106	139
Papa John's International (a) (b)	2,913	97
Payless ShoeSource (a) (b)	8,176	188
Pep Boys – Manny, Moe & Jack (b)	7,028	104
Perry Ellis International (a)	835	19
PETCO Animal Supplies (a) (b)	7,016	154
Phillips Van-Heusen	3,880	156
Pier 1 Imports (b)	10,481	126
Pinnacle Entertainment (a) (b)	5,301	145
Playboy Enterprises, Class B (a)	2,599	34
Prestige Brand Holdings (a)	3,554	43
Priceline.com (a) (b)	3,063	75
PRIMEDIA (a)	18,729	35
Progressive Gaming International (a) (b)	4,952	54
ProQuest (a) (b)	3,183	50
Quantum Fuel Systems Technologies Worldwide (a) (b)	6,690	28
R&B (a)	1,496	16
Radio One (a)	9,465	68
RARE Hospitality International (a) (b)	4,308	134
RC2 (a)	2,185	86
RCN (a)	2,908	78
Reader's Digest Association, Class A (b)	12,125	167
Red Robin Gourmet Burgers (a) (b)	1,926	87
Regent Communication (a)	4,788	20
Regis	5,478	192
Rent-Way (a)	3,453	26
Restoration Hardware (a)	4,271	29
Retail Ventures (a) (b)	2,140	34
Riviera Holdings (a)	1,119	23

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Ruby Tuesday (b)	7,217	$215
Russ Berrie and Company (a)	426	6
Russell	4,314	78
Ruth's Chris Steak House (a)	701	16
Ryans Restaurant Group (a)	5,112	68
Saga Communications, Class A (a)	2,409	22
Salem Communications (a)	1,548	24
Sauer-Danfoss	1,260	30
Scholastic (a)	3,881	103
Select Comfort (a) (b)	4,544	182
Sharper Image (a) (b)	1,420	21
Shoe Carnival (a)	994	28
Shuffle Master (a) (b)	4,450	164
Sinclair Broadcast Group, Class A (b)	5,784	45
Six Flags (a) (b)	11,336	104
Skechers USA (a)	3,021	83
Skyline	937	37
Sonic Automotive, Class A	3,693	100
Source Interlink Companies (a) (b)	3,144	34
Spanish Broadcasting System (a)	5,206	26
Speedway Motorsports	1,926	73
Sports Authority (a)	3,292	122
Stage Stores (b)	3,267	102
Stamps.com (a) (b)	1,973	56
Standard Motor Products	1,950	16
Stanley Furniture	1,654	45
Steak 'N Shake (a)	3,544	68
Stein Mart	3,123	49
Steinway Musical Instruments (a)	964	31
Steven Madden	1,872	100
Strattec Security (a)	607	23
Stride Rite	4,604	64
Sturm, Ruger & Company	2,050	14
Sunterra (a)	2,626	35
Superior Industrial International (b)	2,699	51
Systemax (a)	1,575	12
Talbots	2,707	64
Technical Olympic USA	1,848	39
Tenneco Automotive (a) (b)	5,309	128
Texas Roadhouse, Class A (a) (b)	4,686	71
Thomas Nelson	1,397	41
Thor Industries (b)	4,210	213
TiVo (a) (b)	6,939	58
Too (a)	4,228	162
Tractor Supply (a)	3,998	259
Trans World Entertainment (a)	2,237	12
Triarc, Class B	5,333	88
Triple Crown Media (a)	568	3
Tuesday Morning (b)	3,284	62
Tupperware (b)	6,464	136
Under Armour (a)	1,093	40
UniFirst (b)	1,180	37
United Auto Group (b)	3,094	131
Universal Electronics (a)	1,782	31
Vail Resorts (a)	3,650	137
Valassis Communications (a) (b)	6,083	178
ValueVision Media (a)	2,894	36
Visteon (a) (b)	16,346	96
Volcom (a)	60	2

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Warnaco Group, Class A (a)	5,774	$129
WCI Communities (a) (b)	4,409	113
West Marine (a)	1,660	25
Wet Seal, Class A (a)	6,172	35
William Lyon Homes (a)	308	31
Wilsons The Leather Experts (a)	2,771	11
Winnebago Industries (b)	4,217	124
WMS Industries (a) (b)	2,835	89
Wolverine World Wide	6,614	164
World Wrestling Entertainment	880	15
Worldspace (a)	880	5
WPT Enterprises (a) (b)	842	5
Xerium Technologies	2,017	19
Yankee Candle (b)	5,115	154
Zale (a) (b)	6,147	152
Zumiez (a) (b)	928	30
		21,974
Consumer Staples – 2.5%
Alico	574	29
Alliance One International	10,963	48
American Italian Pasta (b)	2,599	22
Arden Group, Class A	213	20
Boston Beer, Class A (a)	369	10
Casey's General Stores	6,332	135
Central European Distribution (a) (b)	2,186	90
Central Garden and Pet (a)	2,009	99
Chattem (a)	2,237	81
Chiquita Brands International (b)	5,295	86
Coca-Cola Bottling	564	27
Corn Products International	9,154	256
Darling International (a)	8,121	37
Delta & Pine Land	4,537	134
Elizabeth Arden (a) (b)	3,184	73
Farmer Brothers	853	19
Flowers Foods (b)	6,104	171
Gold Kist (a)	6,271	84
Great Atlantic & Pacific Tea (b)	2,218	60
Green Mountain Coffee Roasters (a)	643	26
Hain Celestial Group (a)	3,707	100
Hansen Natural (a) (b)	1,873	242
Ingles Markets, Class A	1,466	27
Inter Parfums	617	12
J&J Snack Foods (b)	1,587	54
John B. Sanfilippo & Son (a) (b)	1,009	16
Lancaster Colony (b)	2,398	98
Lance	3,749	96
Longs Drug Stores	3,743	177
M & F Worldwide (a)	1,455	21
Mannatech	2,007	37
Maui Land & Pineapple (a)	533	20
Nash-Finch (b)	1,623	37
National Beverage	1,277	20
NBTY (a) (b)	6,773	153
Nu Skin Enterprises, Class A (b)	6,606	109
Parlux Fragrances (a) (b)	788	21
Pathmark Stores (a)	5,822	60
Peets Coffee & Tea (a) (b)	1,911	59
Performance Food Group (a)	4,155	128
Playtex Products (a)	5,140	58

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Premium Standard Farms	313	$5
Ralcorp Holdings (a) (b)	3,594	134
Reddy Ice Holdings	431	10
Revlon (a)	18,393	60
Ruddick (b)	4,337	101
Sanderson Farms (b)	2,075	55
Seaboard	45	69
Smart & Final (a) (b)	1,601	27
Spartan Stores	2,587	36
Star Scientific (a) (b)	4,765	13
Tiens Biotech Group USA (a)	685	4
Tootsie Roll Industries	2,822	83
Topps (b)	4,668	41
United Natural Foods (a) (b)	5,128	164
Universal	3,047	116
Usana Health Sciences (a) (b)	1,289	47
Vector Group (b)	3,288	59
WD-40 Company (b)	1,976	62
Weis Markets	1,020	42
Wild Oats Markets (a) (b)	3,634	62
		4,242
Energy – 6.6%
Alon USA Energy	801	21
Atlas America (a)	2,278	115
ATP Oil & Gas (a) (b)	2,277	104
Atwood Oceanics (a)	3,222	172
Basic Energy Services (a)	979	33
Berry Petroleum, Class A	2,155	159
Bill Barrett (a)	1,380	41
Bois D' Arc Energy (a)	1,687	29
Brigham Exploration (a)	3,652	34
Bristow Group (a)	2,962	106
Bronco Drilling (a)	236	6
Cabot Oil & Gas (b)	5,957	293
Callon Petroleum (a) (b)	1,770	37
Carbo Ceramics (b)	2,565	149
Carrizo Oil & Gas (a) (b)	2,502	73
Cheniere Energy (a) (b)	6,017	258
Cimarex Energy (b)	9,897	425
Clayton Williams Energy (a)	822	34
Comstock Resources (a) (b)	5,175	161
Crosstex Energy	489	36
Delta Petroleum (a) (b)	3,814	76
Dril-Quip (a) (b)	1,050	76
Edge Petroleum (a)	2,096	48
Encore Acquisition (a)	5,785	177
Endeavour International (a)	8,267	27
Energy Partners (a) (b)	4,022	104
EXCO Resources (a)	4,703	60
Foundation Coal Holdings (b)	2,891	147
Frontier Oil (b)	6,672	404
FX Energy (a)	4,688	25
Gasco Energy (a) (b)	9,530	53
Giant Industries (a)	1,739	125
Global Industries (a) (b)	10,081	160
Goodrich Petroleum (a) (b)	1,494	40
Grey Wolf (a) (b)	24,248	189
Gulf Island Fabrication	645	16
GulfMark Offshore (a)	1,886	52

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Hanover Compressor (a) (b)	11,138	$225
Harvest Natural Resources (a)	4,583	62
Helix Energy Solutions Group (a) (b)	9,428	366
Hercules Offshore (a) (b)	553	23
Holly (b)	2,575	199
Hornbeck Offshore Services (a)	1,746	63
Houston Exploration (a)	3,577	200
Hydril (a)	2,412	193
Input/Output (a) (b)	8,749	88
James River Coal (a) (b)	1,670	59
KCS Energy (a) (b)	6,065	178
KFX (a) (b)	8,059	145
Lone Star Technologies (a)	3,842	204
Lufkin Industries	1,791	115
Maritrans	1,223	29
MarkWest Hydrocarbon	833	19
Maverick Tube (a) (b)	5,222	284
McMoRan Exploration (a) (b)	2,781	48
Meridian Resource (a)	9,850	38
Newpark Resources (a)	10,695	71
NGP Capital Resources	2,644	35
NS Group (a) (b)	2,783	139
Oceaneering International (a)	3,297	201
Oil States International (a)	4,702	190
Pacific Ethanol (a) (b)	474	15
Parallel Petroleum (a)	4,274	99
Parker Drilling (a)	12,160	102
Penn Virginia (b)	2,254	163
Petrocorp, Escrow Shares (a) (c) (d)	2,040	—
Petrohawk Energy (a) (b)	6,469	81
Petroleum Development (a)	2,214	89
PetroQuest Energy (a) (b)	5,117	61
Pioneer Drilling (a)	2,924	47
Remington Oil & Gas (a)	2,933	128
Resource America, Class A	2,023	41
Rosetta Resources (a) (b)	5,487	110
RPC (b)	2,900	80
St. Mary Land & Exploration (b)	6,969	294
SEACOR Holdings (a)	2,290	203
Stone Energy (a)	3,043	143
Superior Energy Services (a) (b)	9,458	304
Superior Well Services (a)	173	6
Swift Energy (a) (b)	3,450	146
Syntroleum (a)	4,961	37
Tetra Technologies (a) (b)	4,239	209
TODCO	5,911	271
Toreador Resources (a) (b)	2,070	64
TransMontaigne (a)	4,769	52
Tri Valley (a) (b)	2,963	19
Union Drilling (a)	1,070	17
Universal Compression Holdings (a)	2,041	114
Veritas DGC (a) (b)	4,453	213
W&T Offshore (b)	1,373	59
Warren Resources (a)	2,837	43
Western Refining	1,812	37
W-H Energy Services (a) (b)	3,641	183
Whiting Petroleum (a) (b)	3,967	168
World Fuel Services	3,224	129
		10,966

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Financial – 20.0%
1st Source	1,427	$39
21st Century Insurance Group	3,546	57
Aames Investment	5,233	28
Acadia Realty Trust	3,444	78
Accredited Home Lenders Holdings (a) (b)	2,233	129
Ace Cash Express (a)	1,454	39
Advance America Cash Advance Centers	8,311	123
Advanta, Class B (b)	2,413	92
Affirmative Insurance	1,078	12
Affordable Residential Communities	3,691	34
Alabama National BanCorporation (b)	1,707	118
Alexander's (a)	325	91
Alexandria Real Estate Equities (b)	2,738	248
Alfa (b)	3,959	67
AMCORE Financial	2,578	76
American Campus Communities (b)	1,930	47
American Equity Investment Life Holding	4,080	55
American Home Mortgage Investment	5,016	174
American Physicians Capital (a)	1,100	53
American West Bancorp (a) (b)	1,670	40
Ameris Bancorp	1,443	32
Ames National	349	8
Anchor Bancorp	3,197	93
Anthracite Capital	7,007	74
Anworth Mortgage Asset (b)	6,401	52
Apollo Investment (b)	7,584	142
Arbor Realty Trust (b)	1,112	29
Ares Capital	3,561	60
Argonaut Group (a) (b)	3,710	129
Arrow Financial (b)	1,486	40
Ashford Hospitality Trust (b)	4,393	51
Asta Funding (b)	1,313	48
Baldwin & Lyons, Class B	1,028	26
Banc-Alabama (a)	1,951	22
BancFirst	1,038	45
Bancorp Bank (a)	1,269	31
BancorpSouth	9,319	239
BancTrust Financial Group	1,391	29
Bank Mutual (b)	7,525	85
Bank of Granite	1,884	38
Bank of the Ozarks	1,734	59
BankAtlantic Bancorp, Class A	5,332	80
BankFinancial (a)	174	3
BankUnited Financial, Class A (b)	3,286	101
Banner	1,398	52
Bedford Property Investors	2,055	55
Berkshire Hills Bancorp	854	29
Beverly Hills Bancorp	1,854	19
BFC Financial (a) (b)	1,273	10
BioMed Realty Trust	5,025	139
BKF Capital Group (b)	993	9
Boston Private Financial (b)	3,942	131
Boykin Lodging (a)	1,662	16
Brandywine Realty Trust (b)	10,992	311
Bristol West Holdings (b)	2,104	39
Brookline Bancorp	7,835	116
Calamos Asset Management	2,926	113
Camden National	1,008	38

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Capital City Bank Group	1,649	$52
Capital Corporation of the West	1,180	40
Capital Crossing Bank (a)	686	20
Capital Lease Funding (b)	3,686	39
Capital Southwest	347	34
Capital Trust	1,679	52
Capitol Bancorp (b)	1,646	68
Cardinal Financial (b)	1,865	22
Cascade Bancorp	2,136	62
Cash America International	3,718	122
Cathay General Bancorp	5,538	212
Cedar Shopping Centers	3,054	45
Centennial Bank Holdings (a)	2,836	32
Center Financial	1,560	35
Centracore Properties Trust	1,538	37
Central Pacific Financial	3,860	146
Ceres Group (a)	4,389	23
Charter Financial	656	25
CharterMac	4,912	95
Chemical Financial	3,204	93
Chittenden	5,650	156
Citizens Banking (b)	5,087	133
Citizens Northern	283	7
Citizens (a) (b)	4,818	26
City Bank	986	46
City Holdings	2,189	79
Clark	2,155	28
Clifton Savings Bancorp	2,247	24
CNA Surety (a)	1,901	34
Coastal Financial	2,029	27
CoBiz (b)	2,084	41
Cohen & Steers	1,219	31
Colonial Properties Trust (b)	4,503	222
Colony Bankcorp	804	15
Columbia Banking System (b)	1,906	64
Columbia Equity Trust	594	10
Commercial Capital Bancorp	5,906	93
Commercial Net Lease Realty (b)	6,865	144
Community Bank System (b)	3,696	76
Community Banks	2,754	72
Community Trust Bancorp	1,887	63
CompuCredit (a) (b)	2,555	102
Consolidated-Tomoka Land	793	49
Corporate Office Properties Trust	4,266	177
Corus Bankshares (b)	2,351	157
Cousins Properties	4,989	157
Covanta Holding (a) (b)	14,412	240
Crawford & Company	2,008	12
CVB Financial (b)	7,475	122
Deerfield Triarc Capital	1,130	15
Delphi Financial Group, Class A	3,539	185
Delta Financial	1,579	14
DiamondRock Hospitality Company	1,791	26
Digital Realty Trust	1,335	38
Dime Community Bancshares (b)	3,600	51
Direct General (b)	1,894	32
Donegal Group, Class A	1,819	34
Doral Financial (b)	10,486	83
EastGroup Properties (b)	3,117	139

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
ECC Capital	9,390	$15
Education Realty Trust (b)	3,060	46
EMC Insurance Group	1,000	29
Encore Capital Group (a) (b)	1,956	29
Enstar Group (a)	426	36
Enterprise Financial Services	1,135	29
Entertainment Properties Trust	3,254	133
Equity Inns	6,853	111
Equity Lifestyle Properties (b)	2,790	123
Equity One (b)	4,647	107
eSpeed, Class A (a)	2,832	23
EuroBancshares (a)	1,312	14
Extra Space Storage	4,450	70
F.N.B. (b)	7,067	119
F.N.B. – Virginia	887	29
Farmers Capital Bank	982	30
FBL Financial Group, Class A	1,132	38
Federal Agricultural Mortgage, Class C	1,357	39
FelCor Lodging Trust	6,359	138
Fidelity Bankshares (b)	2,851	92
Fieldstone Investment (b)	6,202	71
Financial Federal (b)	3,182	90
Financial Institutions	1,306	25
First Acceptance (a) (b)	2,207	27
First Bancorp – North Carolina	1,450	32
First Bancorp of Puerto Rico (b)	8,334	88
First Busey	1,703	35
First Cash Financial Services (a)	3,181	67
First Charter	3,700	88
First Citizens Bancshares, Class A	600	115
First Commonwealth Financial – Pennsylvania	8,513	114
First Community Bancorp (b)	1,814	105
First Community Bancshares – Nevada	1,408	45
First Financial – Indiana	1,643	50
First Financial Bancorp – Ohio (b)	3,904	63
First Financial Bankshares (b)	2,337	87
First Financial Holdings	1,569	50
First Indiana	1,812	46
First Industrial Realty Trust (b)	5,458	214
First Merchants	2,355	59
First Midwest Bancorp	5,564	200
First Niagara Financial Group	13,613	191
First Oak Brook Bancshares	1,098	30
First Place Financial	1,899	44
First Potomac Realty Trust (b)	2,425	67
First Regional Bancorp (a)	350	32
First Republic Bank – California (b)	2,750	120
First State Bancorp – New Mexico	1,949	50
FirstBank, Fractional Shares (a) (c) (d)	0.27	—
FirstFed Financial (a) (b)	2,162	136
Flagstar Bancorp (b)	4,551	73
Flushing Financial (b)	2,742	46
FPIC Insurance Group (a) (b)	1,294	52
Franklin Bank (a) (b)	1,650	32
Fremont General	7,904	176
Frontier Financial	3,134	104
GAMCO Investors	907	35
GATX (b)	5,285	247
GB&T Bancshares	1,657	37

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Getty Realty (b)	2,452	$68
GFI Group (a) (b)	491	28
Glacier Bancorp (b)	3,802	115
Gladstone Capital (b)	1,536	34
Gladstone Investment	2,236	32
Glenborough Realty Trust	2,703	57
Glimcher Realty Trust	5,094	131
GMH Communities Trust	4,636	57
Government Properties Trust	3,146	27
Gramercy Capital (b)	1,501	37
Great American Financial Resources	1,159	25
Great Southern Bancorp (b)	1,326	37
Greater Bay Bancorp (b)	6,230	172
Greenhill & Company (b)	1,549	110
Hancock Holding (b)	3,357	167
Hanmi Financial	4,774	93
Harbor Florida Bancshares (b)	2,909	109
Harleysville Group	1,798	54
Harleysville National	3,355	67
Harris & Harris Group (a)	2,495	32
Heartland Financial USA	1,621	38
Heritage Commerce	1,740	41
Heritage Property Investment Trust (b)	3,478	134
Hersha Hospitality Trust (b)	2,969	27
Highland Hospitality	5,519	71
Highwoods Properties	6,768	213
Hilb, Rogal & Hobbs	3,903	160
Home Properties (b)	3,836	192
HomeBanc (b)	6,745	55
Horace Mann Educators	5,447	95
Horizon Financial	1,285	31
IBERIABANK	1,275	75
IMPAC Mortgage Holdings (b)	9,892	94
Independence Holdings	747	16
Independent Bank (b)	2,047	65
Independent Bank – Michigan	2,773	76
Infinity Property & Casualty	2,629	118
Inland Real Estate	7,854	114
Innkeepers USA Trust	6,018	96
Integra Bank	2,075	46
Interchange Financial Services	2,688	60
Intercontinentalexchange (a) (b)	2,089	149
International Securities Exchange (b)	1,375	60
Investment Technology Group (a)	4,827	256
Investors Bancorp (a)	1,195	17
Investors Real Estate Trust (b)	6,936	66
Irwin Financial	2,488	46
ITLA Capital (b)	733	38
Jones Lang LaSalle (b)	4,146	351
Kansas City Life Insurance	121	6
Kearny Financial	3,195	44
Kilroy Realty (b)	3,667	262
Kite Realty Group Trust	3,097	47
KMG America (a)	3,162	29
KNBT Bancorp	4,050	68
Knight Capital Group (a) (b)	13,076	219
LaBranche (a) (b)	6,702	95
Lakeland Bancorp (b)	2,321	34
Lakeland Financial	945	43

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
LandAmerica Financial Group (b)	2,259	$157
Lasalle Hotel Properties (b)	4,029	176
Lexington Corporate Properties Trust (b)	7,091	153
LTC Properties	2,344	51
Luminent Mortgage Capital	5,409	45
Macatawa Bank	1,369	48
MAF Bancorp	3,818	169
Maguire Properties (b)	4,679	159
Main Street Banks	2,110	60
MainSource Financial Group	1,585	28
MarketAxess Holdings (a)	3,366	38
Marlin Business Services (a)	966	21
MB Financial (b)	2,742	97
MBT Financial	1,942	32
MCG Capital (b)	5,267	78
Mercantile Bank	996	41
MeriStar Hospitality (a)	11,646	122
MFA Mortgage Investments	10,466	72
Mid-America Apartment Communities (b)	2,173	115
Midland	1,307	47
Mid-State Bancshares	2,906	81
Midwest Banc Holdings (b)	1,740	41
MoneyGram International (b)	10,515	356
MortgageIT Holdings (b)	2,318	27
Nara Bancorp	2,421	45
NASB Financial	496	17
Nasdaq Stock Market (a) (b)	6,164	231
National Financial Partners (b)	4,416	230
National Health Investors (b)	2,980	72
National Interstate	22	—
National Penn Bancshares (b)	5,503	109
National Penn, Fractional Shares (a) (c) (d)	0.50	—
National Western Life Insurance, Class A	283	66
Nationwide Health Properties (b)	8,170	176
Navigators Group (a)	1,377	65
NBT Bancorp	3,947	86
NetB@nk (b)	6,247	44
NewAlliance Bancshares	14,119	204
Newcastle Investment (b)	5,591	125
Newkirk Realty Trust (b)	585	10
Northern Empire Bancshares (a)	1,232	30
NorthStar Realty Finance	2,729	31
Northwest Bancorp	2,576	64
NovaStar Financial (b)	3,453	128
OceanFirst Financial	1,459	33
Ocwen Financial (a)	4,187	46
Odyssey Re Holdings (b)	24	1
Ohio Casualty	7,626	226
Old National Bancorp (b)	8,319	172
Old Second Bancorp (b)	1,820	56
Omega Financial	1,681	54
OMEGA Healthcare Investors	6,674	85
Opteum	3,073	27
optionsXpress Holdings (b)	2,706	85
Oriental Financial Group	2,698	35
Origen Financial	1,265	8
Pacific Capital Bancorp	5,580	187
Park National (b)	1,481	149
Parkway Properties	1,826	72

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Partners Trust Financial Group	4,930	$58
Peapack-Gladstone Financial	1,187	30
PennFed Financial Services	1,421	25
Pennsylvania	4,579	186
Pennsylvania Commerce Bancorp (a)	643	19
Peoples Bancorp – Ohio	1,380	42
PFF Bancorp	2,366	81
Phoenix Companies (b)	11,499	175
Pinnacle Financial Partners (a)	1,069	31
Piper Jaffray Companies (a)	2,501	175
Placer Sierra Bancshares	944	25
PMA Capital (a) (b)	4,376	43
Post Properties (b)	5,066	221
Potlatch (b)	5,257	205
Premierwest Bancorp	1,914	30
Presidential Life (b)	2,599	64
PrivateBancorp (b)	2,016	89
ProAssurance (a) (b)	3,652	184
Prosperity Bancshares	2,684	87
Provident Bankshares (b)	4,140	144
Provident Financial Holdings	617	18
Provident Financial Services	8,360	153
Provident New York Bancorp	4,689	61
PS Business Parks	2,286	119
QC Holdings (a)	788	12
R&G Financial (b)	3,534	37
RAIT Investment Trust (b)	3,730	97
Ramco-Gershenson Properties Trust (b)	2,326	63
Redwood Trust (b)	2,685	114
Renasant	1,455	54
Republic Bancorp	9,795	112
Republic Bancorp – Kentucky, Class A	1,052	22
Republic Property Trust	1,605	18
RLI (b)	2,925	145
Rockville Financial (a)	1,316	19
S&T Bancorp (b)	3,381	120
Safety Insurance Group	1,617	75
Sanders Morris Harris Group	1,962	32
Sandy Spring Bancorp (b)	1,784	63
Santander Bancorp	709	17
Saul Centers	1,827	75
Saxon Capital	6,560	76
SCBT Financial (b)	1,028	35
SeaBright Insurance Holdings (a)	1,242	21
Seacoast Banking	1,880	52
Security Bank	1,518	34
Selective Insurance Group (b)	3,542	197
Senior Housing Properties Trust (b)	7,585	130
Sierra Bancorp	534	14
Signature Bank (a)	991	35
Simmons First National, Class A	1,823	52
Sizeler Property Investors	2,705	39
Southside Bancshares	1,289	26
Southwest Bancorp – Oklahoma	1,719	39
Sovran Self Storage (b)	2,412	119
Spirit Finance	9,261	107
State Auto Financial	1,837	65
State Bancorp	1,581	25
Sterling Bancorp	2,346	49

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Sterling Bancshares	5,750	$95
Sterling Financial – Pennsylvania	3,248	68
Sterling Financial – Washington (b)	4,390	141
Stewart Information Services	2,170	94
Stifel Financial (a)	1,175	47
Strategic Hotels & Resorts	6,191	140
Suffolk Bancorp	1,489	45
Summit Financial Group (b)	747	16
Sun Bancorp – New Jersey (a)	1,653	30
Sun Communities (b)	2,371	77
Sunstone Hotel Investors	3,655	105
Susquehanna Bancshares (b)	5,680	136
SVB Financial (a) (b)	4,489	228
SWS Group	2,016	55
SY Bancorp	1,465	38
Tanger Factory Outlet Centers	4,417	145
Tarragon Realty Investors	1,409	25
Taubman Centers	6,665	274
Taylor Capital Group	632	25
Technology Investment Capital	922	13
Tejon Ranch (a)	1,231	56
Texas Capital Bancshares (a) (b)	2,842	66
Texas Regional Bancshares, Class A	5,513	158
TierOne (b)	2,531	86
Tompkins Trustco	911	43
Tower Group	2,449	63
Tradestation Group (a)	2,541	40
Trammell Crow (a)	4,249	165
Triad Guaranty (a) (b)	1,082	59
TriCo Bancshares	1,824	50
TrustCo Bank Corporation of New York (b)	9,162	106
Trustmark (b)	5,757	181
Trustreet Properties	8,162	118
UCBH Holdings (b)	11,140	197
UMB Financial (b)	1,414	96
Umpqua Holdings (b)	5,647	149
Union Bankshares	1,185	49
United Bankshares (b)	4,556	166
United Capital (a)	16	—
United Community Banks	3,847	114
United Community Financial	3,657	44
United Fire & Casualty	2,071	62
United PanAm Financial (a)	759	23
United Security Bancshares (b)	851	22
Universal American Financial (a)	3,549	52
Universal Health Realty Income Trust (b)	1,648	53
Univest Corporation of Pennsylvania	1,548	41
Urstadt Biddle Properties, Class A	3,060	51
USB Holding	1,516	34
USB Holding Company, Fractional Shares (a) (c) (d)	0.10	—
USI Holdings (a) (b)	5,697	87
U-Store-It Trust	3,749	69
Vineyard National Bancorp (b)	1,144	32
Virginia Commerce Bancorp (a)	1,390	50
Virginia Financial Group	872	35
W Holding Company (b)	13,670	102
Waddell & Reed Financial, Class A (b)	9,589	226
Washington Real Estate Investment Trust (b)	5,343	199
Washington Trust Bancorp	1,692	45

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
WesBanco	2,765	$86
West Bancorp	2,125	42
West Coast Bancorp – Oregon	1,995	57
Westamerica Bancorporation (b)	3,954	202
Western Sierra Bancorp	1,052	44
Westfield Financial	524	12
Wilshire Bancorp	2,260	41
Winston Hotels	3,763	41
Wintrust Financial	2,931	152
World Acceptance (a)	2,415	70
WSFS Financial	718	45
Yardville National Bancorp	1,142	41
Zenith National Insurance	2,560	113
ZipRealty (a)	732	6
		33,539
Healthcare – 11.8%
Aastrom Biosciences (a) (b)	12,933	19
Abaxis (a) (b)	2,513	66
ABIOMED (a)	2,460	32
ACADIA Pharmaceuticals (a) (b)	1,987	23
Adams Respiratory Therapeutics (a)	699	30
Adeza Biomedical (a)	615	11
Adolor (a)	5,204	122
Advisory Board (a) (b)	2,337	131
Albany Molecular Research (a) (b)	2,892	29
Alderwoods Group (a)	5,093	97
Alexion Pharmaceuticals (a) (b)	3,737	127
Align Technology (a) (b)	7,807	69
Alkermes (a) (b)	10,998	236
Alliance Imaging (a)	2,055	11
Allied Healthcare International (a)	3,994	19
Allscripts Healthcare Solutions (a) (b)	4,448	76
Alpharma, Class A	4,825	127
Altus Pharmaceuticals (a)	353	8
AMEDISYS (a) (b)	2,100	70
America Service Group (a)	1,428	20
American Dental Partners (a)	1,744	24
American Medical Systems (a)	8,409	187
American Retirement (a)	3,517	89
AMICAS (a)	6,556	30
AMN Healthcare Services (a)	1,521	29
Amsurg, Class A (a) (b)	3,702	95
Amylin Pharmaceuticals (a) (b)	13,367	582
Analogic	1,669	105
Andrx Group (a) (b)	8,911	208
AngioDynamics (a)	360	11
Antigenics (a) (b)	4,115	9
Applera (a) (b)	7,652	92
Apria Healthcare Group (a)	5,208	114
Arena Pharmaceuticals (a) (b)	5,364	76
Ariad Pharmaceuticals (a)	7,451	44
ArQule (a)	4,005	25
Array Biopharma (a)	4,245	31
Arrow International (b)	1,848	58
Arthrocare (a) (b)	3,042	138
Aspect Medical Systems (a) (b)	1,991	57
AtheroGenics (a) (b)	4,788	68
AVANIR Pharmaceuticals (a) (b)	3,921	46
Barrier Therapeutics (a)	1,336	13

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Bentley Pharmaceuticals (a) (b)	2,375	$30
Bioenvision (a) (b)	4,930	32
BioMarin Pharmaceuticals (a) (b)	9,194	113
Bio-Rad Laboratories, Class A (a) (b)	2,141	140
Bio-Reference Labs (a)	1,355	26
BioScrip (a)	4,689	26
Biosite (a) (b)	2,096	118
Brookdale Senior Living (b)	867	33
Bruker BioSciences (a)	3,432	20
Caliper Life Sciences (a) (b)	3,988	24
Candela (a) (b)	2,872	67
Cantel Medical (a)	1,435	21
Caraco Pharmaceutical Laboratories (a)	1,479	18
Cell Genesys (a) (b)	5,528	38
Cell Therapeutics (a) (b)	9,972	18
Centene (a) (b)	5,092	131
Cepheid (a)	5,335	49
Chemed (b)	3,213	175
CNS	1,861	40
Coley Pharmaceutical Group (a) (b)	864	14
Computer Programs & Systems	955	45
CONMED (a) (b)	3,692	81
Connetics (a) (b)	4,236	64
Conor Medsystems (a) (b)	1,015	27
Corvel (a)	739	16
Cotherix (a) (b)	1,817	14
Cross Country Healthcare (a)	3,713	67
Cubist Pharmaceuticals (a)	6,481	147
CuraGen (a)	6,197	25
Curis (a) (b)	6,377	11
CV Therapeutics (a) (b)	5,514	109
Cyberonics (a) (b)	2,673	62
Cypress Bioscience (a)	3,864	29
Datascope	1,486	57
deCODE Genetics (a)	7,169	57
Dendreon (a)	7,916	32
Dendrite International (a)	5,346	66
DexCom (a)	701	18
Diagnostic Products	2,780	161
Digene (a) (b)	1,987	82
Discovery Laboratories (a)	7,547	22
Diversa (a)	3,071	32
DJ Orthopedics (a)	2,754	109
DOV Pharmaceutical (a)	3,191	26
Durect (a) (b)	4,858	24
DUSA Pharmaceuticals (a)	2,418	17
Eclipsys (a)	4,862	107
Emageon (a)	1,259	22
Encore Medical (a) (b)	5,121	28
Encysive Pharmaceuticals (a)	7,636	33
Enzo Biochem (a) (b)	3,655	45
Enzon (a)	5,572	47
EPIX Medical (a)	3,588	14
eResearch Technology (a) (b)	6,418	73
ev3 (a) (b)	1,550	24
Exelixis (a) (b)	10,107	109
First Horizon Pharmaceutical (a) (b)	3,363	75
FoxHollow Technologies (a) (b)	1,743	54
Genesis HealthCare (a)	2,413	114

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Genitope (a)	3,029	$24
Genomic Health (a)	631	7
Gentiva Health Services (a) (b)	3,062	52
Geron (a) (b)	7,815	59
Greatbatch (a)	2,840	70
GTx (a)	862	8
Haemonetics (a)	3,152	172
HealthExtras (a) (b)	2,715	79
HealthSpring (a)	1,278	22
HealthTronics (a) (b)	4,120	35
Healthways (a) (b)	4,209	206
Hi-Tech Pharmaceutical (a) (b)	1,000	24
Hologic (a) (b)	5,305	253
Hooper Holmes	8,287	24
Horizon Health (a) (b)	741	15
Human Genome Sciences (a) (b)	15,905	181
ICOS (a) (b)	7,774	170
ICU Medical (a)	1,715	71
Idenix Pharmaceuticals (a) (b)	1,229	12
I-Flow (a) (b)	2,532	35
Illumina (a) (b)	4,369	138
Immucor (a) (b)	5,532	161
ImmunoGen (a) (b)	5,208	21
Incyte (a) (b)	10,559	44
Inspire Pharmaceuticals (a)	5,684	29
Integra LifeSciences (a)	2,354	99
InterMune (a) (b)	3,044	49
IntraLase (a)	1,241	27
Introgen Therapeutics (a) (b)	2,683	13
Intuitive Surgical (a) (b)	4,231	537
Invacare	3,713	114
Inverness Medical Innovations (a)	2,277	59
IRIS International (a)	2,182	26
Isis Pharmaceuticals (a)	8,298	71
ISTA Pharmaceuticals (a)	1,695	10
Kensey Nash (a) (b)	1,229	37
Keryx Biopharmaceuticals (a) (b)	3,488	59
Kindred Healthcare (a) (b)	3,614	88
K-V Pharmaceutical, Class A (a) (b)	4,371	94
Kyphon (a)	3,654	152
Laserscope (a) (b)	2,641	63
LCA-Vision	2,674	150
Lexicon Genetics (a)	8,075	42
LifeCell (a) (b)	4,080	110
Luminex (a)	3,243	49
Magellan Health Services (a) (b)	3,372	137
MannKind (a) (b)	2,847	57
Marshall Edwards (a) (b)	1,177	6
Martek Biosciences (a) (b)	3,824	114
Matria Healthcare (a) (b)	2,485	76
Matthews International, Class A (b)	3,890	135
Maxygen (a)	3,244	27
Medarex (a) (b)	13,476	162
MedCath (a)	978	15
Medicines (a)	6,016	116
Medicis Pharmaceutical, Class A (b)	6,607	217
Mentor (b)	3,922	170
Merge Technologies (a) (b)	2,197	28
Meridian Bioscience	2,247	58

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Merit Medical Systems (a)	3,381	$40
MGI Pharma (a)	9,361	175
Mine Safety Appliances (b)	3,513	147
Molecular Devices (a) (b)	2,060	66
Molina Healthcare (a) (b)	1,457	48
Momenta Pharmaceuticals (a) (b)	1,190	20
Monogram Biosciences (a)	15,456	25
MWI Veterinary Supply (a)	70	2
Myogen (a) (b)	2,566	85
Myriad Genetics (a)	4,378	112
NABI Biopharmaceuticals (a) (b)	7,951	51
Nanogen (a) (b)	6,744	17
Nastech Pharmaceutical (a)	2,617	40
National Healthcare	854	36
Nektar Therapeutics (a) (b)	10,345	223
NeoPharm (a)	2,256	18
Neurocrine Biosciences (a)	4,461	256
Neurogen (a)	2,849	18
NeuroMetrix (a) (b)	842	32
New River Pharmaceuticals (a) (b)	1,518	52
Nitromed (a) (b)	2,152	18
Northfield Laboratories (a) (b)	2,982	30
Noven Pharmaceuticals (a) (b)	2,995	57
NPS Pharmaceuticals (a) (b)	5,112	44
NuVasive (a)	1,455	29
Nuvelo (a) (b)	6,089	100
NxStage Medical (a)	718	9
Occulogix (a) (b)	1,350	4
Odyssey Healthcare (a)	4,381	76
Onyx Pharmaceuticals (a) (b)	4,877	114
Option Care (b)	2,753	39
OraSure Technologies (a) (b)	5,442	58
Orchid Cellmark (a)	3,104	14
Owens & Minor	4,834	154
Pain Therapeutics (a)	3,770	35
PainCare Holdings (a)	6,301	12
Palomar Medical Technologies (a) (b)	2,148	91
Par Pharmaceutical Companies (a)	4,163	107
PAREXEL International (a)	3,178	94
Pediatrix Medical Group (a)	6,074	307
Penwest Pharmaceuticals (a) (b)	2,861	57
Perrigo (b)	10,226	163
Per-Se Technologies (a) (b)	3,837	107
Pharmion (a) (b)	3,083	60
PolyMedica	2,593	107
POZEN (a)	2,908	44
PRA International (a)	1,335	31
Progenics Pharmaceutical (a) (b)	2,102	49
PSS World Medical (a)	7,870	142
Psychiatric Solutions (a) (b)	6,391	211
Radiation Therapy Services (a)	1,137	29
Regeneron Pharmaceutical (a)	4,359	63
RehabCare Group (a)	2,232	37
Renovis (a) (b)	2,801	49
Res-Care (a)	2,570	53
Rigel Pharmaceuticals (a)	2,642	28
Salix Pharmaceuticals (a)	5,532	76
Savient Pharmaceuticals (a)	7,718	43
Seattle Genetics (a)	3,787	19

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Senomyx (a) (b)	3,057	$44
Serologicals (a) (b)	4,234	132
SFBC International (a) (b)	2,254	53
Somanetics (a)	1,542	25
SonoSite (a) (b)	1,931	73
StemCells (a)	8,224	21
Stereotaxis (a)	2,054	24
STERIS	8,437	194
Stewart Enterprises, Class A	13,504	78
Stratagene	1,097	12
Sunrise Senior Living (a) (b)	4,207	156
SuperGen (a)	6,917	37
SurModics (a) (b)	1,839	65
Sybron Dental Specialties (a)	4,881	230
Symbion (a)	1,724	40
Symmetry Medical (a)	1,060	21
Tanox (a) (b)	3,107	50
Telik (a) (b)	6,607	122
Tercica (a)	886	6
Thoratec (a)	5,877	106
Threshold Pharmaceutical (a) (b)	633	9
Trimeris (a)	2,536	29
TriPath Imaging (a) (b)	4,088	30
TriZetto Group (a)	5,094	80
U.S. Physical Therapy (a)	1,740	27
United Surgical Partners (a) (b)	5,462	180
United Therapeutics (a)	2,755	164
Varian (a)	3,902	169
Ventana Medical Systems (a) (b)	3,793	185
Ventiv Health (a)	3,115	94
Vertex Pharmaceuticals (a) (b)	13,182	479
ViaCell (a)	1,214	7
Viasys Healthcare (a) (b)	3,796	110
VistaCare, Class A (a)	1,457	22
Vital Images (a) (b)	1,537	51
Vital Signs (b)	669	33
VNUS Medical Technologies (a)	897	7
WebMD Health (a)	691	30
WellCare Group (a) (b)	2,153	90
West Pharmaceutical Services	3,786	135
Wright Medical Group (a) (b)	3,690	87
XenoPort (a)	437	10
Young Innovations	606	22
Zoll Medical (a)	1,294	34
ZymoGenetics (a)	3,083	63
		19,670
Industrials – 16.0%
3D Systems (a) (b)	1,618	37
A.O. Smith (b)	2,135	101
A.S.V. (a) (b)	2,136	53
AAON (a)	1,116	31
AAR (a)	4,070	109
ABM Industries (b)	4,807	83
ABX Air (a)	7,660	50
Accuride (a) (b)	1,637	17
Actuant, Class A (b)	3,258	208
Acuity Brands	5,373	222
Administaff (b)	2,533	146
AGCO (a) (b)	10,647	252

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
AirTran Holdings (a) (b)	11,054	$155
Alamo Group	451	10
Alaska Air Group (a) (b)	3,404	129
Albany International, Class A	3,575	140
Amerco (a) (b)	1,249	130
American Ecology (b)	1,538	41
American Railcar Industries (b)	511	18
American Reprographics (a)	1,113	39
American Science & Engineering (a) (b)	1,091	93
American Superconductor (a) (b)	4,031	44
American Woodmark (b)	1,378	48
Ameron International (b)	1,147	75
Angelica	1,210	25
Apogee Enterprises	3,529	57
Applied Industrial Technology (b)	3,659	152
Applied Signal Technology (b)	1,498	27
ARGON ST (a)	1,129	37
Arkansas Best (b)	3,219	138
Armor Holdings (a) (b)	4,205	257
Artesyn Technologies (a)	4,761	52
Asset Acceptance Capital (a)	1,275	27
Astec Industries (a)	2,000	79
Aviall (a) (b)	4,108	155
Badger Meter	713	44
Baldor Electric (b)	3,534	117
Banta	3,021	153
Barnes Group (b)	2,122	96
BE Aerospace (a) (b)	8,614	224
Beacon Roofing Supply (a) (b)	2,218	82
BlueLinx Holdings	928	14
Bowne & Company (b)	4,341	68
Brady, Class A (b)	5,019	181
Briggs & Stratton (b)	6,236	210
Bright Horizons Family Solutions (a) (b)	3,297	131
Bucyrus International	3,748	195
Builders FirstSource (a) (b)	907	20
C&D Technologies	3,563	29
Cascade	1,482	61
Casella Waste Systems (a)	2,460	38
CBIZ (a) (b)	7,404	62
CDI	1,085	31
Central Parking (b)	2,127	32
Cenveo (a) (b)	6,415	109
Ceradyne (a) (b)	3,101	164
Circor International	1,985	60
CLARCOR (b)	6,161	216
Clean Harbors (a) (b)	1,980	57
Coinstar (a)	3,093	84
Color Kinetics (a)	1,582	34
Comfort Systems USA (b)	4,801	73
Commercial Vehicle Group (a)	1,578	32
CompX International	3	—
COMSYS IT Partners (a)	1,822	18
Consolidated Graphics (a)	1,438	75
Continental Airlines, Class B (a)	10,437	272
Corrections Corporation of America (a) (b)	4,768	214
CoStar Group (a) (b)	2,068	117
Covenant Transport, Class A (a)	1,152	16
CRA International (a)	1,464	71

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Crane (b)	6,303	$266
Cubic	2,072	48
Curtiss-Wright (b)	5,328	177
DiamondCluster, Class A (a)	3,378	35
Dollar Thrifty Automotive (a) (b)	3,061	149
DRS Technologies	4,791	266
Duratek (a)	1,630	36
Dycom Industries (a) (b)	5,031	110
Dynamex (a)	1,575	30
Dynamic Materials	792	30
EDO (b)	2,151	56
Educate (a)	2,476	20
EGL (a)	3,945	184
Electro Rent (a)	2,278	37
ElkCorp	2,654	81
EMCOR Group (a)	3,739	187
Encore Wire (a) (b)	1,947	82
Energy Conversion Devices (a) (b)	3,192	160
EnerSys (a)	5,193	73
Ennis Business Forms (b)	3,095	61
EnPro Industries (a) (b)	2,659	98
ESCO Technologies (a) (b)	3,095	157
Essex (a)	2,306	49
Esterline Technologies (a)	3,055	135
Evergreen Solar (a) (b)	5,108	71
Exponent (a)	963	31
ExpressJet Holdings (a) (b)	5,484	31
Federal Signal	5,892	110
First Advantage (a) (b)	473	13
Flanders (a)	1,730	18
Florida East Coast Industries (b)	3,643	204
Flowserve (a) (b)	6,730	387
Forward Air (b)	3,935	158
Franklin Electric (b)	2,551	149
FreightCar America	1,049	70
Frontier Airlines Holdings (a) (b)	5,060	34
Frozen Food Express Industries (a)	2,244	23
FTI Consulting (a) (b)	4,963	143
FuelCell Energy (a) (b)	5,867	77
G&K Services, Class A	2,386	98
Gardner Denver (a)	3,057	228
Gehl Company (a) (b)	1,476	53
GenCorp (a) (b)	6,842	134
General Cable (a)	5,579	176
Genesee & Wyoming, Class A (a) (b)	4,320	142
Genlyte Group (a)	2,914	201
Geo Group (a)	1,347	48
GEVITY HR (b)	3,471	89
Global Cash Access Holdings (a)	1,091	21
Global Power Equipment Group (a) (b)	4,543	20
Gorman-Rupp	1,161	30
Granite Construction (b)	4,216	195
Greenbrier Companies	877	35
Griffon (a) (b)	3,708	99
H&E Equipment Services (a) (b)	938	33
Healthcare Services Group (b)	3,033	65
Heartland Express (b)	5,770	140
HEICO (b)	2,739	90
Heidrick & Struggles International (a)	2,375	86

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Herley Industries (a)	1,480	$31
Hexcel (a) (b)	9,184	203
Hub Group (a)	2,476	122
Hudson Highland Group (a)	3,050	61
Huron Consulting Group (a)	914	32
Huttig Building Products (a)	2,112	18
IHS, Class A (a)	1,125	32
II-VI (a)	2,930	63
IKON Office Solutions	12,280	162
Infrasource Services (a)	1,381	26
Innovative Solutions & Support (a)	1,688	27
Insituform Technologies, Class A (a)	3,405	87
Interline Brands (a)	1,685	45
Intermagnetics General (a) (b)	5,125	111
Interpool	1,071	22
Ionatron (a) (b)	3,177	44
Jackson Hewitt Tax Service	4,290	128
Jacuzzi Brands (a) (b)	9,338	91
JLG Industries	12,414	356
John H. Harland	3,344	139
K&F Industries Holdings (a)	1,219	22
Kadant (a)	1,765	42
Kaman	2,818	68
Kansas City Southern Industries (a) (b)	8,938	217
Kaydon (b)	3,580	154
Kelly Services, Class A	2,223	61
Kenexa (a)	355	12
Kennametal (b)	4,622	286
Kforce (a)	4,119	58
Kirby (a)	2,652	195
Knight Transportation	7,259	142
Knoll	577	13
Korn/Ferry International (a) (b)	4,328	91
LaBarge (a)	1,475	21
Labor Ready (a) (b)	6,482	171
Lawson Products	641	27
Layne Christensen (a)	1,273	38
Learning Tree International (a)	1,381	15
LECG (a)	2,126	39
Lennox International (b)	6,559	214
Lincoln Electric Holdings (b)	4,385	240
Lindsay Manufacturing	1,635	42
LSI Industries	2,410	40
MAIR Holdings (a) (b)	1,518	8
Manitowoc (b)	7,326	363
Marten Transport (a)	1,885	41
Mascotech, Escrow Shares (a) (c) (d)	9,571	—
MasTec (a) (b)	3,805	47
McGrath Rentcorp (b)	2,617	70
Medis Technologies (a) (b)	1,808	53
Mercury Computer Systems (a)	2,665	51
Mesa Air Group (a) (b)	4,058	43
Middleby (a)	587	52
Mobile Mini (a)	3,694	122
Moog, Class A (a)	4,304	161
MTC Technologies (a)	1,157	33
Mueller Industries	4,456	169
NACCO Industries, Class A	600	97
Navigant Consulting (a) (b)	6,157	130

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
NCI Building Systems (a) (b)	2,533	$165
NCO Group (a)	3,907	84
Nordson (b)	3,034	162
NuCo2 (a)	1,330	38
Odyssey Marine Exploration (a)	5,210	18
Old Dominion Freight Lines (a)	3,430	110
Orbital Sciences (a)	6,765	106
Pacer International	4,456	153
Perini (a) (b)	1,736	52
PHH (a) (b)	6,408	179
Pico Holdings (a)	1,087	36
Pike Electric (a)	1,246	24
Pinnacle Airlines (a)	2,357	15
Plug Power (a) (b)	6,214	37
Portfolio Recovery Associates (a) (b)	1,965	101
Powell Industries (a)	855	21
Power-One (a) (b)	9,080	64
Pre-Paid Legal Services (b)	1,298	44
PRG-Schultz International (a) (b)	6,696	4
Quanta Services (a) (b)	14,206	230
RailAmerica (a)	4,797	55
Raven Industries	1,962	80
RBC Bearings (a)	310	7
Regal-Beloit	3,213	150
Reliance Steel & Aluminum (b)	3,696	329
Republic Airways Holdings (a)	753	13
Resources Connection (a)	6,045	163
Robbins & Myers	1,566	38
Rollins	3,650	74
Rush Enterprises (a)	2,756	53
Schawk	1,459	37
School Specialty (a)	2,306	84
SCS Transportation (a)	2,077	55
Sequa, Class A (a)	797	68
Shaw Group (a) (b)	9,446	289
SI International (a)	1,058	36
Simpson Manufacturing (b)	4,418	177
SIRVA (a)	3,073	29
SkyWest	7,323	173
Sotheby's Holdings, Class A (a)	4,585	137
SOURCECORP (a)	1,993	49
Spherion (a) (b)	7,836	83
Standard Register	1,887	26
Standex International	1,648	47
Stewart & Stevenson Services	3,672	129
Strayer Education (b)	1,783	185
Sun Hydraulics	978	21
Sypris Solutions	1,088	10
Tecumseh Products, Class A	2,206	51
Teledyne Technologies (a)	4,053	148
Teletech Holdings (a)	4,052	52
Tennant	854	43
Tetra Tech (a)	6,586	128
The Providence Service (a) (b)	1,181	37
Titan International (b)	1,881	36
Tredegar	3,490	56
Trex (a) (b)	1,403	42
Trinity Industries (b)	5,003	318
Triumph Group (a)	1,994	94

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
TRM (a) (b)	1,581	$12
TurboChef Technologies (a) (b)	1,892	24
U.S. Xpress Enterprises (a)	923	18
UAP Holding	4,072	84
Ultralife Batteries (a)	1,919	21
United Industrial (b)	1,195	78
United Rentals (a) (b)	8,198	292
United Stationers (a)	3,630	195
Universal Forest Products (b)	1,939	145
Universal Technical Institute (a)	2,550	63
URS (a)	4,970	214
USA Truck (a)	737	16
Valence Technology (a) (b)	6,186	16
Valmont Industries (b)	2,095	113
Vertrue (a) (b)	818	34
Viad	2,543	84
Vicor	2,439	50
Volt Information Sciences (a)	1,068	33
Wabash National	4,016	73
Walter Industries (b)	4,413	293
Washington Group International	3,170	176
Waste Connections (a) (b)	5,117	197
Waste Industries USA	411	8
Waste Services (a)	9,343	30
Watsco	2,612	166
Watson Wyatt & Company Holdings (b)	4,334	143
Watts Water Technologies, Class A (b)	3,178	109
Werner Enterprises (b)	6,227	119
WESCO International (a) (b)	3,906	293
Westinghouse Air Brake Technologies (b)	5,704	208
Williams Scotsman International (a) (b)	975	24
Woodward Governor (b)	3,594	123
World Air Holdings (a)	3,442	31
		26,844
Information Technology – 18.9%
3Com (a) (b)	46,714	252
Actel (a)	3,349	54
Acxiom	10,706	278
Adaptec (a)	13,585	75
ADE (a)	1,345	41
ADTRAN	8,006	201
Advanced Analogic Technologies (a)	366	4
Advanced Digital Information (a)	7,771	66
Advanced Energy Industries (a) (b)	3,345	53
Advent Software (a) (b)	2,740	96
Aeroflex (a)	9,085	115
Agile Software (a)	6,680	47
Agilysys	3,704	54
Airspan Networks (a) (b)	4,968	30
Altiris (a)	2,767	59
AMIS Holdings (a)	5,050	52
Amkor Technology (a) (b)	12,200	148
Anaren (a)	2,201	45
Anixter International (b)	3,886	198
Ansoft (a)	863	38
ANSYS (a)	3,852	217
Anteon International (a)	3,432	188
Applied Digital Solutions (a)	8,346	22
Applied Films (a)	1,899	42

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Applied Micro Circuits (a)	37,511	$138
aQuantive (a) (b)	8,117	203
Ariba (a) (b)	8,405	78
Arris Group (a)	12,650	150
AsiaInfo Holdings (a)	4,513	21
Aspen Technology (a)	5,222	67
Asyst Technologies (a) (b)	6,236	63
Atari (a)	7,064	5
Atheros Communications (a) (b)	4,156	106
Atmel (a) (b)	51,186	268
ATMI (a)	4,667	133
Audiovox (a) (b)	2,307	28
Autobytel (a)	5,309	24
Avocent (a) (b)	6,047	163
Axcelis Technologies (a)	12,199	72
Bankrate (a) (b)	1,200	58
BearingPoint (a) (b)	23,316	216
Bel Fuse	1,457	48
Belden CDT (b)	5,276	165
Bell Microproducts (a)	3,806	25
Benchmark Electronics (a)	7,612	208
Black Box	2,050	96
Blackbaud	1,191	25
Blackboard (a)	1,947	57
Blue Coat Systems (a) (b)	1,327	29
Borland Software (a)	9,993	51
Bottomline Technologies (a) (b)	1,856	22
Brocade Communications Systems (a) (b)	32,694	201
Brooks Automation (a) (b)	9,325	126
Cabot Microelectronics (a) (b)	3,137	103
Catapult Communications (a)	1,140	14
C-COR.net (a)	6,277	51
Checkpoint Systems (a)	4,607	121
CIBER (a) (b)	6,476	44
Ciena (a) (b)	69,675	285
Cirrus Logic (a)	10,687	101
Click Commerce (a) (b)	1,090	23
CMGI (a)	58,729	85
CNET Networks (a) (b)	15,533	167
Cogent (a) (b)	2,929	48
Cognex (b)	5,044	134
Coherent (a)	3,195	118
Cohu (b)	2,635	51
CommScope (a) (b)	6,640	219
Comtech Telecommunications (a) (b)	2,747	78
Concur Technologies (a)	3,678	57
Conexant Systems (a)	57,379	203
Covansys (a) (b)	3,511	61
Credence Systems (a)	11,340	80
CSG Systems International (a)	6,132	155
CTS (b)	4,475	63
CyberSource (a) (b)	3,260	30
Cymer (a) (b)	4,417	228
Cypress Semiconductor (a) (b)	16,044	275
Daktronics	1,826	72
DealerTrack Holdings (a)	617	14
Digi International (a)	3,050	39
Digital Insight (a)	4,246	146
Digital River (a) (b)	4,730	206

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Digitas (a) (b)	11,202	$158
Diodes (a)	1,694	69
Dionex (a)	2,454	148
Ditech Communications (a)	4,064	38
Dot Hill Systems (a)	5,760	26
DSP Group (a) (b)	3,506	95
DTS (a)	2,194	41
EarthLink (a)	13,306	121
Echelon (a)	3,595	30
eCollege.com (a) (b)	2,152	46
eFunds (a)	5,515	142
Electro Scientific Industries (a)	3,587	72
Electronics for Imaging (a) (b)	6,589	181
EMCORE (a)	4,708	50
Emulex (a)	10,119	184
Endwave (a)	989	15
Entegris (a) (b)	14,430	147
Entrust (a)	7,871	26
Epicor Software (a) (b)	6,738	82
EPIQ Systems (a)	1,664	29
Equinix (a) (b)	2,008	132
Euronet Worldwide (a) (b)	3,783	135
Exar (a)	4,418	64
Excel Technologies (a)	1,427	42
Extreme Networks (a)	15,479	70
FactSet Research Systems (b)	4,311	190
Fairchild Semiconductor International (a) (b)	14,575	301
FalconStor Software (a)	2,942	22
Fargo Electronics (a)	1,664	31
FARO Technologies (a)	1,435	22
FEI (a) (b)	2,990	65
FileNet (a)	4,984	139
Finisar (a) (b)	26,596	125
FormFactor (a) (b)	4,330	181
Forrester Research (a)	1,809	44
Foundry Networks (a) (b)	14,900	212
Gartner, Class A (a)	7,058	99
Gateway (a) (b)	31,416	69
Genesis Microchip (a) (b)	4,385	69
Glenayre Technologies (a)	8,149	45
Global Imaging Systems (a)	2,245	84
GlobeTel Communications (a) (b)	9,302	16
Greenfield Online (a)	1,471	9
Harmonic (a) (b)	9,290	50
Heartland Payment Systems (a)	360	9
Hittite Microwave (a)	100	4
Homestore (a) (b)	17,931	110
HouseValues (a)	926	9
Hutchinson Technology (a) (b)	3,076	73
Hypercom (a)	6,679	61
Identix (a)	10,827	80
iGATE (a)	2,573	18
Ikanos Communications (a)	282	5
Imation	4,067	171
Infocrossing (a)	2,530	32
Informatica (a)	10,574	163
InfoSpace (a)	3,776	96
infoUSA	3,981	44
Integral Systems	1,323	38

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Integrated Device Technology (a)	23,875	$363
Integrated Silicon Solutions (a)	5,042	33
InterDigital Communications (a)	6,507	165
Intergraph (a) (b)	3,436	151
Intermec (a) (b)	5,965	158
International DisplayWorks (a) (b)	4,525	25
Internet Capital Group (a)	4,877	46
Internet Security Systems (a)	4,766	107
Inter-Tel (b)	2,694	62
Intervideo (a)	1,384	14
InterVoice (a)	4,807	35
Interwoven (a)	5,253	53
Intevac (a) (b)	2,480	70
iPass (a)	6,746	56
iPayment (a)	1,579	68
Itron (a)	3,050	205
iVillage (a) (b)	5,722	48
Ixia (a) (b)	4,122	47
IXYS (a)	3,033	31
J2 Global Communications (a) (b)	2,888	142
Jack Henry & Associates	8,834	198
JDA Software (a)	3,540	48
Jupitermedia (a) (b)	2,570	45
Kanbay International (a) (b)	2,862	44
Keane (a) (b)	5,753	81
Keithley Instruments	1,622	25
KEMET (a)	10,532	114
Keynote Systems (a)	2,023	22
Komag (a) (b)	3,526	148
Kopin (a) (b)	9,252	51
Kronos (a)	3,905	178
Kulicke & Soffa (a)	6,812	62
Landauer (b)	1,057	52
Lattice Semiconductor (a) (b)	14,435	96
Lawson Software (a) (b)	7,883	61
Leadis Technology (a)	918	6
LeCroy (a)	1,316	19
Lexar Media (a)	10,133	99
Lionbridge Technologies (a) (b)	6,008	49
Littelfuse (a)	2,755	89
Lo-Jack (a) (b)	2,148	48
LTX (a)	7,800	44
Macrovision (a)	6,143	141
Magma Design Automation (a)	3,988	30
Magna Entertainment (a) (b)	5,188	32
Majesco Entertainment Company (a) (b)	2,414	4
Manhattan Associates (a) (b)	3,370	73
ManTech International (a)	1,964	65
MapInfo (a)	2,716	38
Marchex (a) (b)	2,513	55
MatrixOne (a)	6,554	47
Mattson Technology (a)	5,549	64
Maximus	2,333	81
Maxtor (a) (b)	30,831	298
McDATA, Class A (a)	19,034	92
Measurement Specialties (a)	1,644	43
Mentor Graphics (a)	9,513	125
Methode Electronics, Class A	4,005	39
Metrologic Instruments (a)	1,557	26

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Micrel (a)	7,801	$100
Micros Systems (a) (b)	4,631	194
Microsemi (a)	7,737	211
MicroStrategy (a)	1,680	158
Microtune (a)	7,022	47
Midway Games (a) (b)	2,240	22
MIPS Technologies, Class A (a)	5,393	40
MKS Instruments (a)	3,973	95
Mobility Electronics (a)	3,524	25
Monolithic Power Systems (a)	2,345	43
MPS Group (a)	12,622	201
MRO Software (a)	2,736	52
MRV Communications (a) (b)	12,697	48
MTS Systems	2,409	108
Multi-Fineline Electronix (a) (b)	962	56
Ness Technologies (a)	2,180	27
NETGEAR (a) (b)	3,874	87
NetIQ (a) (b)	4,835	58
Netlogic Microsystems (a)	1,332	54
NetRatings (a)	1,868	24
NetScout Systems (a)	3,127	30
Newport (a) (b)	4,487	86
NIC (a)	4,079	25
Novatel Wireless (a) (b)	3,686	37
Nuance Communications (a)	15,161	195
OmniVision Technologies (a) (b)	6,389	186
ON Semiconductor (a) (b)	19,954	143
Online Resources (a)	2,659	35
Open Solutions (a) (b)	2,116	58
Openwave Systems (a) (b)	10,571	197
Oplink Communications (a)	1,862	36
Opsware (a) (b)	9,347	79
OSI Systems (a)	1,831	35
Packeteer (a)	4,302	56
Palm (a) (b)	10,174	230
PAR Technology (a)	879	15
Parametric Technology (a)	13,230	198
Park Electrochemical (b)	2,540	79
Paxar (a)	4,454	97
PDF Solutions (a)	2,361	37
Pegasus Solutions (a)	2,837	27
Pegasystems (a)	1,829	15
Pericom Semiconductor (a) (b)	3,579	35
Perot Systems, Class A (a)	9,969	150
Phase Forward (a)	1,924	26
Phoenix Technologies (a)	3,641	21
Photon Dynamics (a) (b)	2,223	42
Photronics (a) (b)	4,903	88
Pixelworks (a)	5,908	23
Plantronics (b)	5,974	224
Plexus (a)	5,279	230
PLX Technology (a)	2,964	39
PMC-Sierra (a) (b)	21,962	273
Polycom (a) (b)	11,199	246
PortalPlayer (a) (b)	1,612	18
Power Integrations (a) (b)	3,736	79
Powerwave Technologies (a) (b)	13,299	148
Presstek (a)	3,711	44
Progress Software (a)	4,453	123

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
QAD	1,642	$12
Quality Systems	1,918	64
Quantum (a) (b)	22,330	76
Quest Software (a) (b)	7,935	137
Rackable Systems (a)	756	39
Radiant Systems (a)	2,917	38
RadiSys (a)	2,535	54
Rambus (a) (b)	12,115	470
RealNetworks (a) (b)	14,023	141
Redback Networks (a) (b)	5,057	113
Renaissance Learning	1,107	17
RF Micro Devices (a) (b)	22,833	212
RightNow Technologies (a)	984	18
Rimage (a)	1,260	28
Rofin-Sinar Technologies (a)	1,898	107
Rogers (a)	2,085	129
RSA Security (a) (b)	8,671	182
Rudolph Technologies (a)	3,118	52
S1 (a) (b)	8,919	46
SAFENET (a) (b)	2,994	60
Sapient (a) (b)	10,128	79
ScanSource (a)	1,542	97
SeaChange International (a)	3,331	22
Secure Computing (a) (b)	5,953	64
Semitool (a) (b)	2,097	20
Semtech (a) (b)	8,980	168
SigmaTel (a)	4,480	30
Silicon Image (a) (b)	10,043	102
Silicon Laboratories (a) (b)	5,203	243
Silicon Storage Technology (a) (b)	11,162	51
SiRF Technology Holdings (a) (b)	4,374	149
Skyworks Solutions (a) (b)	19,179	137
Sohu.com (a) (b)	3,152	87
Sonic Solutions (a) (b)	3,037	54
SonicWALL (a)	6,789	58
Sonus Networks (a) (b)	30,218	150
Spansion, Class A (a) (b)	5,020	86
Spatialight (a) (b)	3,796	12
SpectraLink	2,514	30
SPSS (a)	2,289	80
SSA Global Technologies (a)	1,163	18
Standard Microsystems (a)	2,617	61
StarTek	782	18
Stellent	3,039	39
Stratasys (a) (b)	1,323	43
SunPower (a) (b)	821	32
Superior Essex (a)	2,156	60
Supertex (a)	1,317	51
Supportsoft (a)	5,873	27
Sycamore Networks (a)	21,262	100
Sykes Enterprises (a)	3,135	51
Symmetricom (a) (b)	5,615	46
Synaptics (a) (b)	2,794	73
SYNNEX (a)	1,057	20
Syntel	953	21
TALX	3,473	90
TASER International (a)	7,440	80
Technitrol	4,927	123
Tekelec (a) (b)	6,881	98

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Telkonet (a) (b)	4,671	$18
Terremark Worldwide (a) (b)	4,047	33
Tessera Technologies (a) (b)	5,510	177
ThermoGenesis (a)	6,414	27
THQ (a) (b)	7,556	194
TIBCO Software (a)	26,274	227
TNS (a)	1,060	22
Transaction Systems Architects (a)	4,589	183
TranSwitch (a)	15,168	32
Travelzoo (a) (b)	331	13
Trident Microsystems (a) (b)	6,602	176
TriQuint Semiconductor (a)	17,641	96
TTM Technologies (a) (b)	5,023	82
Tyler Technologies (a) (b)	4,595	51
Ulticom (a)	1,675	17
Ultimate Software Group (a)	2,629	67
Ultratech (a) (b)	2,996	59
United Online (b)	7,460	96
Universal Display (a)	2,990	45
UTStarcom (a) (b)	12,827	89
ValueClick (a) (b)	10,635	179
Varian Semiconductor Equipment Associates (a)	6,724	220
Vasco Data Security International (a) (b)	3,188	30
Veeco Instruments (a) (b)	3,348	80
VeriFone Holdings (a) (b)	3,026	94
Verint Systems (a)	1,641	53
ViaSat (a)	2,628	79
Vignette (a)	3,649	58
Viisage Technology (a) (b)	1,647	28
Virage Logic (a)	1,995	25
Vitesse Semiconductor (a) (b)	27,730	51
Volterra Semiconductor (a)	1,342	22
WebEx Communications (a) (b)	4,026	142
webMethods (a)	6,775	65
Websense (a)	5,824	145
WebSideStory (a) (b)	1,144	20
Westell Technologies, Class A (a)	6,856	27
Wind River Systems (a) (b)	8,634	99
Witness Systems (a) (b)	3,521	82
Wright Express (a)	5,102	157
X-Rite (b)	2,779	36
Zhone Technologies (a)	11,525	28
Zoran (a) (b)	5,298	145
		31,721
Materials – 5.4%
A. Schulman	3,733	89
A.M. Castle & Company	1,332	48
AK Steel Holding (a) (b)	13,366	199
Aleris International (a) (b)	3,747	173
Alpha Natural Resources (a) (b)	3,742	94
AMCOL International	2,630	76
American Vanguard (b)	2,174	53
Arch Chemicals	3,109	92
Balchem	1,718	40
Bowater (b)	6,809	186
Brush Engineered Metals (a)	2,438	57
Buckeye Technologies (a)	4,257	34
Calgon Carbon	4,444	33
Cambrex (b)	3,214	65

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Caraustar Industries (a)	3,502	$35
Carpenter Technology	2,995	356
Century Aluminum (a)	2,855	136
CF Industries Holdings (b)	4,313	75
Chaparral Steel Company (a)	2,761	174
Chesapeake	2,574	36
Cleveland-Cliffs (b)	2,663	228
Coeur D'Alene Mines (a) (b)	32,528	227
Commercial Metals (b)	7,362	400
Compass Minerals International	2,431	64
Deltic Timber (b)	1,339	77
Eagle Materials (b)	6,399	424
Ferro	5,324	103
Georgia Gulf (b)	4,153	123
Gibraltar Industries	2,403	67
Glatfelter	4,569	86
GrafTech International (a)	11,832	80
Graphic Packaging (a)	9,272	25
Greif, Class A	1,877	122
H.B. Fuller	3,620	189
Headwaters (a) (b)	5,250	177
Hecla Mining (a) (b)	14,723	95
Hercules (a)	13,694	195
Innospec	1,518	38
Longview Fibre	6,493	169
MacDermid	3,675	126
Mercer International (a)	4,269	38
Metal Management	2,797	91
Minerals Technologies	2,487	142
Myers Industries	3,459	61
Neenah Paper	1,386	44
NewMarket Group	2,210	112
NL Industries	1,031	14
NN	2,222	28
Olin (b)	8,666	178
OM Group (a) (b)	3,741	107
Oregon Steel Mills (a) (b)	4,314	214
Pioneer Companies (a)	1,655	53
PolyOne (a)	11,183	99
Quanex	4,581	196
Rock-Tenn, Class A	3,587	57
Rockwood Holdings (a)	1,663	40
Royal Gold (b)	2,206	76
RTI International Metals (a) (b)	2,814	169
Ryerson Tull (b)	3,134	92
Schnitzer Steel Industries, Class A (b)	2,663	105
Schweitzer-Mauduit International (b)	1,925	47
Sensient Technologies	5,932	122
Silgan Holdings	2,712	105
Spartech	4,074	96
Steel Dynamics (b)	5,471	342
Steel Technologies	1,416	33
Stepan	230	7
Stillwater Mining (a)	5,119	87
Symyx Technologies (a) (b)	3,970	116
Terra Industries (a) (b)	11,008	91
Texas Industries (b)	2,761	157
Titanium Metals (a) (b)	3,102	222
Tronox (b)	1,024	18

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
USEC (b)	10,484	$133
W.R. Grace & Company (a) (b)	8,502	133
Wausau-Mosinee Paper	5,174	74
Wellman (b)	4,319	24
Westlake Chemical	1,767	54
Wheeling-Pittsburgh (a)	1,066	23
Worthington Industries	8,231	163
Zoltek Companies (a) (b)	1,600	41
		9,070
Telecommunication Services – 1.5%
Alaska Communications Systems Group (b)	1,621	20
Arbinet-thexchange (a)	454	4
Broadwing (a) (b)	8,794	122
Centennial Communications, Class A	2,878	20
Cincinnati Bell (a)	31,229	131
Cogent Communications Group (a)	800	8
Commonwealth Telephone Enterprises	2,692	89
Consolidated Communications Holdings	778	12
CT Communications	2,314	33
Dobson Communications, Class A (a) (b)	17,795	160
FairPoint Communications (b)	3,792	50
General Communication (a)	6,749	81
Golden Telecom (b)	2,638	81
Hungarian Telephone & Cable (a)	597	9
IDT (a) (b)	6,922	77
InPhonic (a)	2,251	18
Iowa Telecommunication Services	2,861	52
Level 3 Communications (a) (b)	99,545	538
NeuStar (a) (b)	2,057	72
North Pittsburgh	1,767	40
NTELOS Holdings (a)	849	12
Premiere Global Services (a)	8,765	68
Price Communications (a) (b)	5,703	99
SBA Communications (a) (b)	10,499	264
Shenandoah Telecommunications	855	37
SureWest Communications	1,776	40
Syniverse Holdings (a)	1,592	28
Talk America Holdings (a)	3,847	35
Time Warner Telecom, Class A (a) (b)	7,164	120
UbiquiTel (a)	9,861	102
USA Mobility (b)	3,180	73
Valor Communications Group	3,733	49
Wireless Facilities (a) (b)	7,706	34
		2,578
Utilities – 2.3%
Allete	3,187	149
American States Water (b)	2,133	85
Aquila (a)	45,448	197
Avista	5,906	124
Black Hills (b)	4,085	149
California Water Service	2,168	92
Cascade Natural Gas	1,148	23
Central Vermont Public Service	1,301	26
CH Energy Group	1,979	94
CLECO (b)	6,265	141
Connecticut Water Service (b)	1,295	33
Duquesne Light Holdings (b)	9,847	167
El Paso Electric (a)	5,910	117

Small Cap Index Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Empire District Electric (b)	3,426	$78
EnergySouth	828	27
IDACORP (b)	5,138	175
ITC Holdings	392	10
Laclede Group	2,684	92
MGE Energy (b)	2,596	83
Middlesex Water	1,448	27
New Jersey Resources (b)	3,383	150
NICOR (b)	5,179	205
Northwest Natural Gas (b)	2,751	95
NorthWestern (b)	4,470	157
Ormat Technologies	876	30
Otter Tail (b)	3,707	111
People's Energy (b)	4,248	154
Sierra Pacific Resources (a) (b)	22,655	320
SJW	1,862	47
South Jersey Industries	3,547	94
Southern Union Company, Fractional Shares (a) (c) (d)	0.85	—
Southwest Gas (b)	4,492	124
Southwest Water	2,621	40
UIL Holdings	1,734	96
UniSource Energy Holding	4,450	135
WGL Holdings (b)	4,970	146
		3,793
Total Common Stocks (Cost $110,156)		164,397
Short-Term Investments – 2.1%
Affiliated Money Market Fund – 1.9%
First American Prime Obligations Fund, Class Z (e)	3,159,648	3,160
U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill 4.565%, 08/31/2006 (f)	$300	295
Total Short-Term Investments (Cost $3,455)		3,455
Investments Purchased with Proceeds from Securities Lending (g) – 49.3%
(Cost $82,610)		82,610
Total Investments – 149.5% (Cost $196,221)		250,462
Other Assets and Liabilities, Net – (49.5)%		(82,921)
Total Net Assets – 100.0%		$167,541

(a)  Non-income producing security.

(b)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $80,187,265 at April 30, 2006. See note 2 in Notes to Financial Statements.

(c)  Security is fair valued. As of April 30, 2006, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security considered illiquid or restricted. As of April 30, 2006, the value of these investments was $0 or $0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Index Fund (concluded)

(f)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2006. See note 2 in Notes to Financial Statements.

(g)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (000)
Russell 2000 Index Futures Contracts	7	$2,691	June 2006	$81

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Assets and Liabilities April 30, 2006 (unaudited), in thousands, except for per share data

	Equity Index Fund	Mid Cap Index Fund	Small Cap Index Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost: $1,454,971, $268,393, and $110,451, respectively) (note 2)	$2,152,128	$367,052	$164,692
Investments in affiliated securities, at value (cost: $45,685, $16,452, and $3,160, respectively) (note 2)	48,604	16,452	3,160
Investments purchased with proceeds from securities lending (cost: $617,209, $180,899, and $82,610, respectively) (note2)	617,209	180,899	82,610
Receivable for dividends and interest	2,720	227	81
Receivable for investment securities sold	—	—	3
Receivable for capital shares sold	1,592	252	94
Receivable for variation margin	24	105	24
Prepaid expenses and other assets	37	27	28
Total assets	2,822,314	565,014	250,692
LIABILITIES:
Payable upon return of securities loaned (note 2)	617,209	180,899	82,610
Payable for capital shares redeemed	2,374	122	412
Payable to affiliates (note 3)	745	166	102
Payable for distribution and shareholder servicing fees	111	9	5
Accrued expenses and other liabilities	34	14	22
Total liabilities	620,473	181,210	83,151
Net assets	$2,201,841	$383,804	$167,541
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,481,941	$273,177	$108,187
Undistributed net investment income	652	306	133
Accumulated net realized gain on investments	18,853	11,433	4,899
Net unrealized appreciation of investments	700,076	98,659	54,241
Net unrealized appreciation of futures contracts	319	229	81
Net assets	$2,201,841	$383,804	$167,541
* Including securities loaned, at value	$599,323	$177,045	$80,187
Class A:
Net assets	$238,434	$15,112	$11,234
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	9,715	1,035	693
Net asset value, and redemption price per share	$24.54	$14.60	$16.21
Maximum offering price per share (1)	$25.97	$15.45	$17.15
Class B:
Net assets	$49,647	$3,446	$1,488
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	2,049	241	95
Net asset value, offering price, and redemption price per share (2)	$24.22	$14.32	$15.76
Class C:
Net assets	$23,616	$4,119	$2,468
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	969	287	155
Net asset value, offering price, and redemption price per share (2)	$24.37	$14.37	$15.91
Class R:
Net assets	$2,447	$512	$212
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	100	35	13
Net asset value, offering price, and redemption price per share	$24.52	$14.54	$16.02
Class Y:
Net assets	$1,887,697	$360,615	$152,139
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	76,932	24,673	9,386
Net asset value, offering price, and redemption price per share	$24.54	$14.62	$16.21

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended April 30, 2006 (unaudited), in thousands

	Equity Index Fund	Mid Cap Index Fund	Small Cap Index Fund
INVESTMENT INCOME:
Dividends from unaffiliated securities	$21,463	$29	$1,036
Dividends from affiliated securities	661	203	94
Interest from unaffiliated securities	42	2,412	6
Securities lending income	266	66	80
Total investment income	22,432	2,710	1,216
EXPENSES (note 3):
Investment advisory fees	2,755	466	339
Administration fees	1,404	246	150
Transfer agent fees	1,439	250	112
Custodian fees	61	10	4
Registration fees	25	26	23
Professional fees	8	14	14
Postage and printing fees	50	8	3
Directors' fees	15	8	7
Other expenses	26	14	18
Distribution and shareholder servicing fees – Class A	299	19	14
Distribution and shareholder servicing fees – Class B	266	18	8
Distribution and shareholder servicing fees – Class C	121	19	12
Distribution and shareholder servicing fees – Class R	7	1	1
Total expenses	6,476	1,099	705
Less: Fee waivers (note 3)	(1,701)	(107)	(179)
Less: Indirect payments from custodian (note 3)	(1)	(1)	(1)
Total net expenses	4,774	991	525
Investment income – net	17,658	1,719	691
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS – NET (note 6):
Net realized gain on unaffiliated investments	61,082	11,883	5,229
Net realized gain on affiliated investments	359	—	—
Net realized gain on futures contracts	1,339	768	411
Net change in unrealized appreciation or depreciation of unaffiliated investments	120,793	37,953	22,813
Net change in unrealized appreciation or depreciation of affiliated investments	291	—	—
Net change in unrealized appreciation or depreciation of future contracts	(244)	240	74
Net gain on investments and futures contracts	183,620	50,844	28,527
Net increase in net assets resulting from operations	$201,278	$52,563	$29,218

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets in thousands

	Equity Index Fund			Mid Cap Index Fund			Small Cap Index Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$17,658	$1,637	$40,240	$1,719	$146	$3,270	$691	$65	$1,357
Net realized gain (loss) on unaffiliated investments	61,082	(10,825)	(5,937)	11,883	2,372	21,217	5,229	19	9,562
Net realized gain (loss) on affiliated investments	359	(7)	513	—	—	—	—	—	—
Net realized gain on in-kind distributions	—	—	115,666	—	—	—	—	—	—
Net realized gain (loss) on futures contracts	1,339	(622)	(787)	768	(122)	1,346	411	(135)	740
Net change in unrealized appreciation or depreciation of unaffiliated investments	120,793	(32,021)	111,289	37,953	(10,517)	45,063	22,813	(5,614)	16,613
Net change in unrealized appreciation or depreciation of affiliated investments	291	2,629	(819)	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of futures contracts	(244)	420	277	240	(31)	(1)	74	7	(11)
Net increase (decrease) in net assets resulting from operations	201,278	(38,789)	260,442	52,563	(8,152)	70,895	29,218	(5,658)	28,261
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,610)	(147)	(3,686)	(51)	—	(93)	(29)	—	(46)
Class B	(196)	(9)	(543)	—	—	(4)	—	—	—
Class C	(87)	(3)	(235)	—	—	(3)	—	—	—
Class R	(11)	(1)	(10)	—	—	—	(1)	—	—
Class Y	(15,102)	(1,477)	(35,527)	(1,607)	—	(3,117)	(593)	—	(1,212)
Net realized gain on investments:
Class A	—	—	—	(865)	—	(453)	(306)	—	(657)
Class B	—	—	—	(215)	—	(114)	(45)	—	(112)
Class C	—	—	—	(203)	—	(95)	(71)	—	(140)
Class R	—	—	—	(6)	—	—	(5)	—	—
Class Y	—	—	—	(20,352)	—	(11,737)	(4,372)	—	(12,476)
Return of capital:
Class A	—	(35)	(12)	—	—	—	—	—	—
Class B	—	(2)	(2)	—	—	—	—	—	—
Class C	—	(1)	(1)	—	—	—	—	—	—
Class R	—	— (1)	— (1)	—	—	—	—	—	—
Class Y	—	(347)	(118)	—	—	—	—	—	—
Total distributions	(17,006)	(2,022)	(40,134)	(23,299)	—	(15,616)	(5,422)	—	(14,643)
CAPITAL SHARE TRANSACTIONS (note 5):
Class A:
Proceeds from sales	21,743	4,409	44,458	2,509	189	4,932	1,547	143	2,981
Reinvestment of distributions	1,367	156	3,435	885	—	532	332	—	694
Payments for redemptions	(39,185)	(4,029)	(66,590)	(3,776)	(374)	(4,723)	(2,220)	(77)	(2,870)
Increase (decrease) in net assets from Class A transactions	(16,075)	536	(18,697)	(382)	(185)	741	(341)	66	805
Class B:
Proceeds from sales	1,237	119	2,433	148	25	306	185	5	215
Reinvestment of distributions	190	11	531	207	—	116	42	—	108
Payments for redemptions (note 3)	(12,361)	(1,831)	(20,370)	(661)	(7)	(523)	(443)	(12)	(379)
Increase (decrease) in net assets from Class B transactions	(10,934)	(1,701)	(17,406)	(306)	18	(101)	(216)	(7)	(56)
Class C:
Proceeds from sales	935	145	2,768	915	194	1,082	634	24	705
Reinvestment of distributions	84	4	228	185	—	92	67	—	133
Payments for redemptions (note 3)	(3,605)	(1,727)	(9,668)	(665)	(258)	(747)	(611)	(137)	(676)
Increase (decrease) in net assets from Class C transactions	(2,586)	(1,578)	(6,672)	435	(64)	427	90	(113)	162
Class R:
Proceeds from sales	990	85	1,362	393	12	119	177	12	11
Reinvestment of distributions	11	1	10	7	—	—	5	—	—
Payments for redemptions	(428)	(6)	(99)	(37)	—	—	(14)	—	(2)
Increase in net assets from Class R transactions	573	80	1,273	363	12	119	168	12	9
Class Y:
Proceeds from sales	144,985	16,558	363,331	27,254	3,157	73,080	18,861	1,010	49,781
Reinvestment of distributions	9,143	1,126	22,938	12,778	—	8,661	2,817	—	8,310
Payments for redemptions	(306,690)	(40,781)	(613,170)	(48,996)	(6,774)	(93,999)	(44,862)	(6,383)	(62,922)
Decrease in net assets from Class Y transactions	(152,562)	(23,097)	(226,901)	(8,964)	(3,617)	(12,258)	(23,184)	(5,373)	(4,831)
Decrease in net assets from capital share transactions	(181,584)	(25,760)	(268,403)	(8,854)	(3,836)	(11,072)	(23,483)	(5,415)	(3,911)
Total increase (decrease) in net assets	2,688	(66,571)	(48,095)	20,410	(11,988)	44,207	313	(11,073)	9,707
Net assets at beginning of period	2,199,153	2,265,724	2,313,819	363,394	375,382	331,175	167,228	178,301	168,594
Net assets at end of period	$2,201,841	$2,199,153	$2,265,724	$383,804	$363,394	$375,382	$167,541	$167,228	$178,301
Undistributed net investment income at end of period	$652	$—	$—	$306	$245	$99	$133	$65	$—

  (1)  Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital		Net Asset Value End of Period
Equity Index Fund (1)
Class A
2006	(2)	$22.59	$0.17	$1.94	$(0.16)	$—	$—		$24.54
2005	(3)	23.00	0.01	(0.40)	(0.02)	—	—	(7)	22.59
2005	(4)	20.91	0.34	2.09	(0.34)	—	—	(7)	23.00
2004	(4)	18.70	0.23	2.22	(0.24)	—	—	(7)	20.91
2003	(4)	15.31	0.21	3.38	(0.20)	—	—		18.70
2002	(4)	19.50	0.18	(4.19)	(0.18)	—	—		15.31
2001	(4)	27.75	0.18	(7.43)	(0.17)	(0.83)	—		19.50
Class B
2006	(2)	$22.31	$0.08	$1.91	$(0.08)	$—	$—		$24.22
2005	(3)	22.72	—	(0.40)	(0.01)	—	—	(7)	22.31
2005	(4)	20.66	0.18	2.06	(0.18)	—	—	(7)	22.72
2004	(4)	18.48	0.08	2.19	(0.09)	—	—	(7)	20.66
2003	(4)	15.13	0.08	3.35	(0.08)	—	—		18.48
2002	(4)	19.29	0.03	(4.15)	(0.04)	—	—		15.13
2001	(4)	27.49	—	(7.35)	(0.02)	(0.83)	—		19.29
Class C
2006	(2)	$22.44	$0.08	$1.93	$(0.08)	$—	$—		$24.37
2005	(3)	22.85	—	(0.40)	(0.01)	—	—	(7)	22.44
2005	(4)	20.78	0.18	2.07	(0.18)	—	—	(7)	22.85
2004	(4)	18.59	0.08	2.20	(0.09)	—	—	(7)	20.78
2003	(4)	15.23	0.08	3.36	(0.08)	—	—		18.59
2002	(4)	19.41	0.03	(4.17)	(0.04)	—	—		15.23
2001	(4)	27.66	—	(7.40)	(0.02)	(0.83)	—		19.41
Class R (5)
2006	(2)	$22.57	$0.13	$1.95	$(0.13)	$—	$—		$24.52
2005	(3)	22.98	0.01	(0.40)	(0.02)	—	—	(7)	22.57
2005	(4)	20.91	0.26	2.11	(0.30)	—	—	(7)	22.98
2004	(4)	18.70	0.23	2.20	(0.22)	—	—	(7)	20.91
2003	(4)	15.30	0.21	3.39	(0.20)	—	—		18.70
2002	(4)	19.50	0.18	(4.20)	(0.18)	—	—		15.30
2001	(6)	18.80	—	0.70	—	—	—		19.50
Class Y
2006	(2)	$22.58	$0.20	$1.95	$(0.19)	$—	$—		$24.54
2005	(3)	22.99	0.02	(0.41)	(0.02)	—	—	(7)	22.58
2005	(4)	20.91	0.40	2.08	(0.40)	—	—	(7)	22.99
2004	(4)	18.69	0.29	2.22	(0.29)	—	—	(7)	20.91
2003	(4)	15.30	0.25	3.38	(0.24)	—	—		18.69
2002	(4)	19.49	0.23	(4.19)	(0.23)	—	—		15.30
2001	(4)	27.74	0.23	(7.42)	(0.23)	(0.83)	—		19.49

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Includes a tax return of capital of less than $0.01.

  (8)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Total Return (8)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Equity Index Fund (1)
Class A
2006	(2)	9.36%	$238,434	0.62%	1.41%	0.77%	1.26%	2%
2005	(3)	(1.70)	234,629	0.62	0.69	0.79	0.52	—
2005	(4)	11.69	238,379	0.62	1.53	0.79	1.36	4
2004	(4)	13.12	234,349	0.62	1.13	0.79	0.96	1
2003	(4)	23.58	158,324	0.62	1.22	0.80	1.04	1
2002	(4)	(20.75)	139,007	0.62	0.91	0.80	0.73	8
2001	(4)	(26.95)	188,410	0.60	0.74	1.14	0.20	6
Class B
2006	(2)	8.95%	$49,647	1.37%	0.67%	1.52%	0.52%	2%
2005	(3)	(1.78)	56,097	1.37	(0.06)	1.54	(0.23)	—
2005	(4)	10.86	58,857	1.37	0.79	1.54	0.62	4
2004	(4)	12.31	69,828	1.37	0.38	1.54	0.21	1
2003	(4)	22.72	71,624	1.37	0.47	1.55	0.29	1
2002	(4)	(21.40)	66,835	1.37	0.16	1.55	(0.02)	8
2001	(4)	(27.49)	95,586	1.35	(0.01)	1.89	(0.55)	6
Class C
2006	(2)	8.99%	$23,616	1.37%	0.67%	1.52%	0.52%	2%
2005	(3)	(1.78)	24,195	1.37	(0.05)	1.54	(0.22)	—
2005	(4)	10.84	26,258	1.37	0.79	1.54	0.62	4
2004	(4)	12.28	30,111	1.37	0.38	1.54	0.21	1
2003	(4)	22.65	31,330	1.37	0.47	1.55	0.29	1
2002	(4)	(21.38)	21,637	1.37	0.16	1.55	(0.02)	8
2001	(4)	(27.51)	29,560	1.35	(0.01)	1.89	(0.55)	6
Class R (5)
2006	(2)	9.24%	$2,447	0.87%	1.14%	1.17%	0.84%	2%
2005	(3)	(1.72)	1,715	0.87	0.44	1.19	0.12	—
2005	(4)	11.38	1,663	0.87	1.14	1.19	0.82	4
2004	(4)	13.00	333	0.62	1.13	0.79	0.96	1
2003	(4)	23.66	52,925	0.62	1.22	0.80	1.04	1
2002	(4)	(20.79)	42,964	0.62	0.93	0.80	0.75	8
2001	(6)	3.72	38,220	0.72	0.89	1.20	0.41	6
Class Y
2006	(2)	9.54%	$1,887,697	0.37%	1.67%	0.52%	1.52%	2%
2005	(3)	(1.69)	1,882,517	0.37	0.94	0.54	0.77	—
2005	(4)	11.92	1,940,567	0.37	1.78	0.54	1.61	4
2004	(4)	13.45	1,979,198	0.37	1.38	0.54	1.21	1
2003	(4)	23.89	1,771,795	0.37	1.46	0.55	1.28	1
2002	(4)	(20.56)	1,135,653	0.37	1.16	0.55	0.98	8
2001	(4)	(26.78)	1,567,607	0.35	0.99	0.89	0.45	6

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)
Mid Cap Index Fund (1)(2)
Class A
2006	(3)	$13.52	$0.05	$1.90	$(0.05)	$(0.82)	$14.60	14.92%
2005	(4)	13.82	—	(0.30)	—	—	13.52	(2.17)
2005	(5)	11.84	0.09	2.40	(0.09)	(0.42)	13.82	21.43
2004	(5)	10.36	0.05	1.67	(0.05)	(0.19)	11.84	16.80
2003	(5)	8.51	0.04	2.08	(0.04)	(0.23)	10.36	25.45
2002	(5)	9.38	0.04	(0.49)	(0.04)	(0.38)	8.51	(5.45)
2001	(6)	12.56	0.05	(2.11)	(0.05)	(1.07)	9.38	(17.60)
Class B
2006	(3)	$13.28	$—	$1.86	$—	$(0.82)	$14.32	14.50%
2005	(4)	13.59	(0.01)	(0.30)	—	—	13.28	(2.28)
2005	(5)	11.67	(0.01)	2.37	(0.02)	(0.42)	13.59	20.57
2004	(5)	10.25	(0.03)	1.64	—	(0.19)	11.67	15.88
2003	(5)	8.44	(0.03)	2.07	—	(0.23)	10.25	24.63
2002	(5)	9.33	(0.03)	(0.48)	—	(0.38)	8.44	(6.07)
2001	(6)	12.52	—	(2.12)	—	(1.07)	9.33	(18.15)
Class C
2006	(3)	$13.32	$—	$1.87	$—	$(0.82)	$14.37	14.52%
2005	(4)	13.63	(0.01)	(0.30)	—	—	13.32	(2.27)
2005	(5)	11.70	(0.01)	2.38	(0.02)	(0.42)	13.63	20.60
2004	(5)	10.28	(0.03)	1.64	—	(0.19)	11.70	15.83
2003	(5)	8.47	(0.03)	2.07	—	(0.23)	10.28	24.55
2002	(5)	9.38	(0.02)	(0.51)	—	(0.38)	8.47	(6.22)
2001	(7)	9.07	—	0.31	—	—	9.38	3.42
Class R (8)
2006	(3)	$13.48	$0.02	$1.90	$(0.04)	$(0.82)	$14.54	14.73%
2005	(4)	13.78	—	(0.30)	—	—	13.48	(2.18)
2005	(5)	11.83	0.04	2.41	(0.08)	(0.42)	13.78	21.09
2004	(5)	10.36	0.06	1.65	(0.05)	(0.19)	11.83	16.62
2003	(5)	8.50	0.04	2.09	(0.04)	(0.23)	10.36	25.60
2002	(5)	9.38	0.04	(0.50)	(0.04)	(0.38)	8.50	(5.56)
2001	(9)	11.07	0.04	(1.67)	(0.06)	—	9.38	(14.77)
Class Y
2005	(3)	$13.53	$0.07	$1.91	$(0.07)	$(0.82)	$14.62	15.12%
2005	(4)	13.83	0.01	(0.31)	—	—	13.53	(2.17)
2005	(5)	11.84	0.12	2.41	(0.12)	(0.42)	13.83	21.82
2004	(5)	10.37	0.08	1.66	(0.08)	(0.19)	11.84	16.97
2003	(5)	8.51	0.06	2.09	(0.06)	(0.23)	10.37	25.86
2002	(5)	9.38	0.06	(0.49)	(0.06)	(0.38)	8.51	(5.23)
2001	(6)	12.55	0.08	(2.11)	(0.07)	(1.07)	9.38	(17.34)

  (1)  The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Index Fund were exchanged for Class A shares of the First American Mid Cap Index Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  For the period from November 27, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Index Fund (1)(2)
Class A
2006	(3)	$15,112	0.75%	0.70%	0.81%	0.64%	4%
2005	(4)	14,318	0.75	0.26	0.80	0.21	1
2005	(5)	14,827	0.75	0.68	0.82	0.61	15
2004	(5)	11,987	0.75	0.47	0.80	0.42	14
2003	(5)	5,332	0.75	0.45	0.84	0.36	23
2002	(5)	3,581	0.75	0.37	0.83	0.29	19
2001	(6)	2,972	0.75	0.51	0.80	0.46	43
Class B
2006	(3)	$3,446	1.50%	(0.05)%	1.56%	(0.11)%	4%
2005	(4)	3,485	1.50	(0.49)	1.55	(0.54)	1
2005	(5)	3,546	1.50	(0.08)	1.57	(0.15)	15
2004	(5)	3,133	1.50	(0.27)	1.55	(0.32)	14
2003	(5)	2,419	1.50	(0.30)	1.59	(0.39)	23
2002	(5)	1,475	1.50	(0.37)	1.58	(0.45)	19
2001	(6)	1,265	1.50	(0.24)	1.54	(0.28)	43
Class C
2006	(3)	$4,119	1.50%	(0.05)%	1.56%	(0.11)%	4%
2005	(4)	3,388	1.50	(0.49)	1.55	(0.54)	1
2005	(5)	3,533	1.50	(0.08)	1.57	(0.15)	15
2004	(5)	2,653	1.50	(0.27)	1.55	(0.32)	14
2003	(5)	1,756	1.50	(0.30)	1.59	(0.39)	23
2002	(5)	795	1.50	(0.37)	1.58	(0.45)	19
2001	(7)	—	—	—	—	—	43
Class R (8)
2006	(3)	$512	1.00%	0.35%	1.21%	0.14%	4%
2005	(4)	131	1.00	0.01	1.20	(0.19)	1
2005	(5)	122	1.00	0.28	1.22	0.06	15
2004	(5)	1	0.75	0.49	0.80	0.44	14
2003	(5)	4,134	0.75	0.46	0.84	0.37	23
2002	(5)	3,393	0.75	0.37	0.83	0.29	19
2001	(9)	4,301	0.75	0.47	0.80	0.42	43
Class Y
2005	(3)	$360,615	0.50%	0.95%	0.56%	0.89%	4%
2005	(4)	342,072	0.50	0.51	0.55	0.46	1
2005	(5)	353,354	0.50	0.92	0.57	0.85	15
2004	(5)	313,403	0.50	0.73	0.55	0.68	14
2003	(5)	239,174	0.50	0.71	0.59	0.62	23
2002	(5)	198,545	0.50	0.63	0.58	0.55	19
2001	(6)	176,857	0.50	0.75	0.53	0.72	43

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)
Small Cap Index Fund (1)(2)
Class A
2006	(3)	$14.12	$0.04	$2.51	$(0.04)	$(0.42)	$16.21	18.45%
2005	(4)	14.57	—	(0.45)	—	—	14.12	(3.09)
2005	(5)	13.38	0.07	2.17	(0.06)	(0.99)	14.57	17.08
2004	(5)	11.47	0.04	1.98	(0.03)	(0.08)	13.38	17.71
2003	(5)	8.55	0.04	2.92	(0.04)	—	11.47	34.77
2002	(5)	9.68	0.05	(1.13)	(0.05)	—	8.55	(11.28)
2001	(6)	12.23	(0.01)	(1.49)	—	(1.05)	9.68	(12.76)
Class B
2006	(3)	$13.76	$(0.01)	$2.43	$—	$(0.42)	$15.76	17.96%
2005	(4)	14.21	(0.01)	(0.44)	—	—	13.76	(3.17)
2005	(5)	13.15	(0.03)	2.08	—	(0.99)	14.21	15.82
2004	(5)	11.33	(0.06)	1.96	—	(0.08)	13.15	16.83
2003	(5)	8.47	(0.03)	2.90	(0.01)	—	11.33	33.87
2002	(5)	9.63	(0.03)	(1.13)	—	—	8.47	(12.03)
2001	(7)	10.97	(0.01)	(1.33)	—	—	9.63	(12.11)
Class C
2006	(3)	$13.88	$(0.01)	$2.46	$—	$(0.42)	$15.91	18.02%
2005	(4)	14.34	(0.01)	(0.45)	—	—	13.88	(3.21)
2005	(5)	13.26	(0.03)	2.10	—	(0.99)	14.34	15.84
2004	(5)	11.43	(0.06)	1.97	—	(0.08)	13.26	16.77
2003	(5)	8.54	(0.03)	2.93	(0.01)	—	11.43	33.94
2002	(5)	9.68	(0.03)	(1.11)	—	—	8.54	(11.72)
2001	(8)	9.49	—	0.19	—	—	9.68	2.11
Class R (9)
2006	(3)	$13.97	$0.02	$2.48	$(0.03)	$(0.42)	$16.02	18.30%
2005	(4)	14.43	—	(0.46)	—	—	13.97	(3.19)
2005	(5)	13.31	0.04	2.11	(0.04)	(0.99)	14.43	16.45
2004	(5)	11.41	0.03	1.97	(0.02)	(0.08)	13.31	17.65
2003	(5)	8.52	0.05	2.88	(0.04)	—	11.41	34.54
2002	(5)	9.64	0.05	(1.12)	(0.05)	—	8.52	(11.26)
2001	(6)	12.19	(0.01)	(1.49)	—	(1.05)	9.64	(12.82)
Class Y
2006	(3)	$14.12	$0.06	$2.51	$(0.06)	$(0.42)	$16.21	18.59%
2005	(4)	14.57	0.01	(0.46)	—	—	14.12	(3.09)
2005	(5)	13.43	0.11	2.12	(0.10)	(0.99)	14.57	16.93
2004	(5)	11.51	0.07	1.99	(0.06)	(0.08)	13.43	18.02
2003	(5)	8.57	0.07	2.94	(0.07)	—	11.51	35.23
2002	(5)	9.70	0.07	(1.13)	(0.07)	—	8.57	(11.09)
2001	(6)	12.24	0.02	(1.50)	(0.01)	(1.05)	9.70	(12.56)

  (1)  The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (I) Class A shares of the Firstar Small Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All-ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from December 11, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (10)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Index Fund (1)(2)
Class A
2006	(3)	$11,234	0.83%	0.60%	1.04%	0.39%	1%
2005	(4)	10,067	0.83	0.27	1.01	0.09	—
2005	(5)	10,323	0.90	0.53	1.03	0.40	23
2004	(5)	8,749	0.93	0.30	1.02	0.21	25
2003	(5)	3,480	0.93	0.42	1.05	0.30	41
2002	(5)	1,908	0.93	0.46	1.09	0.30	49
2001	(6)	341	0.91	(0.07)	0.94	(0.10)	102
Class B
2006	(3)	$1,488	1.58%	(0.15)%	1.79%	(0.36)%	1%
2005	(4)	1,498	1.58	(0.48)	1.76	(0.66)	—
2005	(5)	1,555	1.65	(0.23)	1.78	(0.36)	23
2004	(5)	1,494	1.68	(0.46)	1.77	(0.55)	25
2003	(5)	993	1.68	(0.33)	1.80	(0.45)	41
2002	(5)	424	1.68	(0.29)	1.84	(0.45)	49
2001	(7)	107	1.65	(0.84)	1.69	(0.88)	102
Class C
2006	(3)	$2,468	1.58%	(0.15)%	1.79%	(0.36)%	1%
2005	(4)	2,068	1.58	(0.48)	1.76	(0.66)	—
2005	(5)	2,256	1.65	(0.23)	1.78	(0.36)	23
2004	(5)	1,939	1.68	(0.46)	1.77	(0.55)	25
2003	(5)	1,268	1.68	(0.33)	1.80	(0.45)	41
2002	(5)	447	1.68	(0.26)	1.84	(0.42)	49
2001	(8)	—	—	—	—	—	102
Class R (9)
2006	(3)	$212	1.08%	0.36%	1.44%	—%	1%
2005	(4)	23	1.08	0.02	1.41	(0.31)	—
2005	(5)	11	1.15	0.30	1.43	0.02	23
2004	(5)	1	0.93	0.24	0.99	0.18	25
2003	(5)	3,210	0.93	0.52	1.05	0.40	41
2002	(5)	13,576	0.93	0.42	1.09	0.26	49
2001	(6)	13,886	0.88	(0.05)	0.91	(0.08)	102
Class Y
2006	(3)	$152,139	0.58%	0.85%	0.79%	0.64%	1%
2005	(4)	153,572	0.58	0.52	0.76	0.34	—
2005	(5)	164,156	0.65	0.78	0.78	0.65	23
2004	(5)	156,411	0.68	0.54	0.77	0.45	25
2003	(5)	119,102	0.68	0.68	0.80	0.56	41
2002	(5)	94,749	0.68	0.68	0.84	0.52	49
2001	(6)	54,169	0.66	0.19	0.68	0.17	102

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements (unaudited as of April 30, 2006)

1 >  Organization

The Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF") which is a member of the First American Family of Funds. As of April 30, 2006, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the funds' board of directors to create additional funds in the future. The Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund are each diversified open-end management investment companies.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005 the funds' board of directors approved a change in the funds' fiscal year-end from September 30 to October 31, effective with the one-month period ending October 31, 2005.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of April 30, 2006, the Equity Index Fund and Small Cap Index Fund had fair valued securities

FIRST AMERICAN FUNDS Semiannual Report 2006

42

with a total market value of $0 and $0 or 0.0% and 0.0%, respectively, of total net assets for the fund. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly for Mid Cap Index Fund and Small Cap Index Fund and monthly for Equity Index Fund, and are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, book gains recognized from in-kind distributions, and the sale of real estate investment trust securities. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal year that the differences arise.

The tax character of distributions made during the six-month period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) are recorded by the fund. The distributions paid during the six-month period ended April 30, 2006 (estimated), the one-month fiscal period ended October 31, 2005, and the fiscal year ended September 30, 2005, were as follows (000):

	April 30, 2006
Fund		Ordinary Income	Long Term Gain	Total
Equity Index Fund		$17,006	$—	$17,006
Mid Cap Index Fund		1,658	21,641	23,299
Small Cap Index Fund		623	4,799	5,422
	October 31, 2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Equity Index Fund	$1,637	$—	$385	$2,022
	September 30, 2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Equity Index Fund	$40,001	$—	$133	$40,134
Mid Cap Index Fund	4,638	10,978	—	15,616
Small Cap Index Fund	6,571	8,072	—	14,643

FIRST AMERICAN FUNDS Semiannual Report 2006

43

Notes to Financial Statements continued

As of October 31, 2005, the components of accumulated earnings on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings
Equity Index Fund	$—	$—	$(26,481)	$562,109	$535,628
Mid Cap Index Fund	1,444	20,343	—	59,576	81,363
Small Cap Index Fund	65	4,799	(118)	30,812	35,558

The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales, the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts, and return of capital distributions related to real estate investment trust investments.

As of October 31, 2005, the following funds had capital loss carryforwards (000), which if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration Year
Fund	2009	2010	2012	2013	Total
Equity Index Fund	$3,112	$10,901	$64	$12,404	$26,481
Small Cap Index Fund	—	—	—	118	118

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, the funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying index, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

The funds' investment in stock index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds' board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. At April 30, 2006, Equity Index Fund and Small Cap Index Fund had investments in illiquid securities with a total value of $0 and $0, respectively, or 0.0% and 0.0%, respectively of total net assets.

FIRST AMERICAN FUNDS Semiannual Report 2006

44

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Equity Index Fund
Security	Shares	Date Acquired	Cost Basis (000)
Seagate, Escrow Shares	44,886	1/01	$—
Small Cap Index Fund
Security	Shares	Dates Acquired	Cost Basis (000)
FirstBank, Fractional Shares	0.27	8/05	$—
Mascotech, Escrow Shares	9,571	2/99 to 11/00	—
National Penn, Fractional Shares	0.50	10/05	—
Petrocorp, Escrow Shares	2,040	6/03 to 8/05	—
Southern Union Company, Fractional Shares	0.85	11/03 to 8/05	—
USB Holding Company, Fractional Shares	0.10	8/05	—

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of April 30, 2006, cash collateral was invested as follows (000):

Fund	Commercial Paper	Corporate Obligations	Repurchase Agreements	Other Short-Term Securities	Total
Equity Index Fund	$214,653	$185,451	$198,909	$18,196	$617,209
Mid Cap Index Fund	62,913	54,354	58,299	5,333	180,899
Small Cap Index Fund	28,730	24,822	26,623	2,435	82,610

FAF Advisors, Inc. ("FAF Advisors"), formerly U.S. Bancorp Asset Management, Inc., serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). Effective January 1, 2006, FAF Advisors receives fees equal to 32% of each fund's income from securities lending transactions. Prior to January 1, 2006, such fees were 35% of each fund's income from securities lending transactions. Fees paid to FAF Advisors by the funds for the six-month period ended April 30, 2006 were as follows (000):

Fund
Equity Index Fund	$131
Mid Cap Index Fund	34
Small Cap Index Fund	40

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. For the six-month period ended April 30, 2006, the Equity Index Fund, Mid Cap Index Fund, and the Small Cap Index Fund recorded $30,624, $2,519, and $16,315 respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolios. The funds received no securities litigation income on securities currently held.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other

FIRST AMERICAN FUNDS Semiannual Report 2006

45

Notes to Financial Statements continued

registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund is 0.25%, 0.25%, and 0.40%, respectively. FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.83	1.58	1.58	1.08	0.58

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors' investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds' administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Assciation ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended April 30, 2006, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows (000):

Fund	Amount
Equity Index Fund	$1,395
Mid Cap Index Fund	236
Small Cap Index Fund	107

TRANSFER AGENT FEES – USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder

FIRST AMERICAN FUNDS Semiannual Report 2006

46

servicing agreement with FAIF. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the transfer agent and shareholder servicing agreement, FAIF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for any out-of-pocket expenses incurred in providing transfer agent services. For the six-month period ended April 30, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Equity Index Fund	$1,495
Mid Cap Index Fund	253
Small Cap Index Fund	115

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended April 30, 2006, custodian fees for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund were increased by $5,574, $782, and $535 as a result of overdrafts and reduced by $996, $757, and $591 as a result of interest earned, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support distribution activities, or shareholder servicing activities.

FAIF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors with respect to the Class R shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets of the Class R shares. FAF Advisors is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the six-month period ended April 30, 2006 (000):

Fund	Amount
Equity Index Fund	$285
Mid Cap Index Fund	31
Small Cap Index Fund	25

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses including: registration fees, legal, auditing, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2006, legal fees and expenses of $13,208 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

FIRST AMERICAN FUNDS Semiannual Report 2006

47

Notes to Financial Statements continued

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds' shares were as follows (000):

Fund
Equity Index Fund	$108
Mid Cap Index Fund	30
Small Cap Index Fund	9

4 >  Investment in Common Stock of Affiliate

As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the six-month period ended April 30, 2006, Equity Index Fund recorded a net realized gain from the sale of U.S. Bancorp common stock of $359,379 and $227,523 of dividend income from U.S. Bancorp common stock. At April 30, 2006, Equity Index Fund had an unrealized gain of $2,918,408 with respect to its investment in U.S. Bancorp common stock.

5 >  Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Equity Index Fund			Mid Cap Index Fund			Small Cap Index Fund
	Six-Month Period Ended 4/30/06	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06	One-Month Period Ended 10/31/05	Year Ended 9/30/05
Class A:
Shares issued	910	196	1,995	178	14	385	100	10	212
Shares issued in lieu of cash distributions	57	7	155	65	—	42	23	—	49
Shares redeemed	(1,639)	(180)	(2,991)	(267)	(28)	(367)	(143)	(5)	(207)
Total Class A transactions	(672)	23	(841)	(24)	(14)	60	(20)	5	54
Class B:
Shares issued	53	5	111	11	2	24	13	—	16
Shares issued in lieu of cash distributions	8	—	25	16	—	9	3	—	8
Shares redeemed	(526)	(82)	(924)	(48)	(1)	(41)	(30)	(1)	(28)
Total Class B transactions	(465)	(77)	(788)	(21)	1	(8)	(14)	(1)	(4)
Class C:
Shares issued	39	7	126	67	15	83	43	2	51
Shares issued in lieu of cash distributions	4	—	10	14	—	7	5	—	10
Shares redeemed	(152)	(78)	(436)	(48)	(20)	(58)	(42)	(10)	(50)
Total Class C transactions	(109)	(71)	(300)	33	(5)	32	6	(8)	11
Class R:
Shares issued	41	4	60	28	1	9	12	1	1
Shares issued in lieu of cash distributions	1	—	—	—	—	—	—	—	—
Shares redeemed	(18)	—	(4)	(3)	—	—	(1)	—	—
Total Class R transactions	24	4	56	25	1	9	11	1	1
Class Y:
Shares issued	6,070	741	16,348	1,942	237	5,681	1,263	73	3,545
Shares issued in lieu of cash distributions	382	51	1,034	938	—	684	193	—	591
Shares redeemed	(12,879)	(1,825)	(27,653)	(3,488)	(506)	(7,277)	(2,946)	(460)	(4,520)
Total Class Y transactions	(6,427)	(1,033)	(10,271)	(608)	(269)	(912)	(1,490)	(387)	(384)
Net decrease in capital shares	(7,649)	(1,154)	(12,144)	(595)	(286)	(819)	(1,507)	(390)	(322)

FIRST AMERICAN FUNDS Semiannual Report 2006

48

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2006, the one-month fiscal period ended October 31, 2005, and the fiscal year ended September 30, 2005, were as follows (000):

Fund	Six-Month Period Ended 4/30/06	One-Month Period Ended 10/31/05	Year Ended 9/30/05
Equity Index Fund	208	30	231
Mid Cap Index Fund	20	—	5
Small Cap Index Fund	1	—	—

6 >  Investment Security Transactions

During the six-month period ended April 30, 2006, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Equity Index Fund	$43,960	$238,854
Mid Cap Index Fund	14,952	57,895
Small Cap Index Fund	2,437	32,120

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at April 30, 2006, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Equity Index Fund	$860,639	$(177,446)	$683,193	$2,134,748
Mid Cap Index Fund	124,258	(26,729)	97,529	466,874
Small Cap Index Fund	63,096	(9,471)	53,625	196,837

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >  Other

In March 2005, the U.S. Bancorp Pension Plan redeemed $186,709,450 from the First American Equity Index Fund as a redemption-in-kind transaction. In this transaction, the fund distributed a proportionate amount of securities in the fund's portfolio to the U.S. Bancorp Pension Plan. Remaining shareholders in the funds did not recognize any additional capital gains from the transactions.

FIRST AMERICAN FUNDS Semiannual Report 2006

49

NOTICE TO SHAREHOLDERS April 30, 2006 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Semiannual Report 2006

50

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Investment Funds, Inc.
Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson
Director of First American Investment Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

Victoria Herget
Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds' Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

                FAF Advisors, Inc.

                800 Nicollet Mall

                Minneapolis, Minnesota 55402

ADMINISTRATOR

                FAF Advisors, Inc.

                800 Nicollet Mall

                Minneapolis, Minnesota 55402

TRANSFER AGENT

                U.S. Bancorp Fund Services, LLC

                615 East Michigan Street

                Milwaukee, Wisconsin 53202

CUSTODIAN

                U.S. Bank National Association

                60 Livingston Avenue

                St. Paul, Minnesota 55107

DISTRIBUTOR

                Quasar Distributors, LLC

                615 East Michigan Street

                Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                Ernst & Young LLP

                220 South Sixth Street

                Suite 1400

                Minneapolis, Minnesota 55402

COUNSEL

                Dorsey & Whitney LLP

                50 South Sixth Street           Suite 1500

                Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0140-06           6/2006             SAR-INDEX

2006
Semiannual Report

STOCK
FUNDS

Table of Contents

Real Estate Securities Fund
Schedule of Investments	28
Statement of Assets and Liabilities	30
Statement of Operations	31
Statement of Changes in Net Assets	32
Financial Highlights	34
International Fund
Schedule of Investments	36
Statement of Assets and Liabilities	38
Statement of Operations	39
Statement of Changes in Net Assets	40
Financial Highlights	42
Small Cap Funds
Schedule of Investments	44
Statements of Assets and Liabilities	50
Statements of Operations	51
Statements of Changes in Net Assets	52
Financial Highlights	54
Mid Cap Funds
Schedule of Investments	62
Statements of Assets and Liabilities	65
Statements of Operations	66
Statements of Changes in Net Assets	67
Financial Highlights	68
Large Cap Funds
Schedule of Investments	72
Statements of Assets and Liabilities	75
Statements of Operations	76
Statements of Changes in Net Assets	78
Financial Highlights	80
Growth & Income Funds
Schedule of Investments	86
Statements of Assets and Liabilities	94
Statements of Operations	95
Statements of Changes in Net Assets	96
Financial Highlights	98

Notes to Financial Statements	102

Notice to Shareholders	117

Mutual fund investing involves risk; principal loss  is possible.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

FIRST AMERICAN INVESTMENT FUNDS, INC.
PROSPECTUS SUPPLEMENT DATED FEBRUARY 22, 2006

This supplement updates the following Prospectuses dated December 30, 2005:

First American Stock Funds Class A, Class B and Class C Shares Prospectus
First American Stock Funds Class R Shares Prospectus
First American Stock Funds Class Y Shares Prospectus

Selected First American Funds Class A Shares Prospectus

For Class A, B, C, R, and Y shares, this supplement and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

Information regarding the portfolio managers primarily responsible for the management of Mid Cap Growth Opportunities Fund and Large Cap Growth Opportunities Fund (the "funds"), which is set forth in each Prospectus under the heading "Additional Information — Management — Portfolio Management," is replaced by the following:

Mid Cap Growth Opportunities Fund and Large-Cap Growth Opportunities Fund are managed by advisor's Mid- and Large-Cap Growth Team. The members of that team are:

James A Diedrich, CFA, Senior Equity Portfolio Manager. Mr. Diedrich has been a portfolio manager for the funds since joining U.S. Bancorp Asset Management in February 2006 and acts as the lead portfolio manager for the Mid Cap Growth Opportunities Fund. Prior to joining the advisor, Mr. Diedrich was the head of global equity and managed all U.S. and international equity portfolios at St. Paul Companies. Before his tenure with the St. Paul Companies, Mr. Diedrich was a portfolio manager of a U.S. large-cap product at Investment Advisors, Inc. Prior to that, he was an assistant portfolio manager of a corporate equity portfolio at Advantus Capital Management. Mr. Diedrich has been a portfolio manager for 17 years and has 22 years of investment experience.

Thomas A. Gunderson, DFA, Senior Equity Portfolio Manager. Mr. Gunderson is the head of the Mid- and Large-Cap Growth Team. He has been a portfolio manager for the funds since December 2003 and acts as the lead portfolio manager for Large Cap Growth Opportunities Fund. Prior to joining U.S. Bancorp Asset Management in 2003, Mr. Gunderson managed large cap growth portfolios at Advantus Capital Management. Mr. Gunderson has been a portfolio manager for 17 years and has 22 years of financial industry experience.

Hal Goldstein, Senior Equity Portfolio Manager. Mr. Goldstein has been a portfolio manager for Mid Cap Growth Opportunities Fund since March 2003 and for Large Cap Growth Opportunities Fund since July 2002. Prior to joining U.S. Bancorp Asset Management in 2002, Mr. Goldstein was employed at Lutheran Brotherhood as a portfolio manager, at Shearson Lehman Brothers as manager of institutional equities in Chicago, and at Oppenheimer as an institutional sales person. Mr. Goldstein has 24 years of financial industry experience, including 10 years in portfolio management.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

This is not part of the semiannual report.

FIRST AMERICAN INVESTMENT FUNDS, INC.
PROSPECTUS SUPPLEMENT DATED MARCH 20, 2006

This supplement updates the following Prospectuses dated December 30, 2005:

First American Stock Funds Class A, Class B and Class C Shares Prospectus (as previously supplemented February 22, 2006)
First American Stock Funds Class R Shares Prospectus (as previously supplemented February 22, 2006)
First American Stock Funds Class Y Shares Prospectus (as previously supplemented February 22, 2006)

Selected First American Funds Class A Shares Prospectus (as previously supplemented February 22, 2006 and March 7, 2006)

For Class A, B, C, R, and Y shares, this supplement, any previous supplements, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

Information regarding the portfolio managers primarily responsible for the management of Small Cap Value Fund, which is set forth in each Prospectus under the heading "Additional Information — Management — Portfolio Management," is replaced by the following:

Small Cap Value Fund. Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has been appointed the primary portfolio manager for the fund. Prior to her appointment as primary portfolio manager, she had been a co-manager of the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 13 of which have been with U.S. Bancorp Asset Management in portfolio management, equity research, and fund management.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

This is not part of the semiannual report.

FIRST AMERICAN INVESTMENT FUNDS, INC.
PROSPECTUS SUPPLEMENT DATED APRIL 24, 2006

This supplement updates the following Prospectuses dated December 30, 2005:

First American Stock Funds Class A, Class B and Class C Shares Prospectus (as previously supplemented
February 22, 2006 and March 20, 2006)
First American Stock Funds Class R Shares Prospectus (as previously supplemented February 22, 2006 and March 20, 2006)
First American Stock Funds Class Y Shares Prospectus (as previously supplemented February 22, 2006 and March 20, 2006)

Selected First American Funds Class A Shares Prospectus (as previously supplemented
February 22, 2006, March 7, 2006, and March 20, 2006)

For Class A, B, C, R, and Y shares, this supplement, any previous supplements, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

The following individual has been added to the team of portfolio managers primarily responsible for the management of Mid Cap Growth Opportunities Fund and Large Cap Growth Opportunities Fund, which is set forth in each Prospectus under the heading "Additional Information — Management — Portfolio Management":

Scott Mullinix, CFA, Senior Equity Portfolio Manger. Mr. Mullinix has been a portfolio manager for Mid Cap Growth Opportunities Fund and Large Cap Growth Opportunities Fund since joining FAF Advisors in April 2006. Prior to joining FAF Advisors, Mr. Mullinix co-managed the Mid Cap Growth product and managed the Premier Portfolio growth and core equity products at Ameriprise Financial. Prior to that, he was a senior research analyst for the retail/consumer products industry at Ameriprise. He has also co-managed a hedge fund for Deephaven LLC in Minneapolis. Mr. Mullinix has 17 years of financial industry experience, including seven years in portfolio management.

Information regarding the portfolio managers primarily responsible for the management of Small Cap Value Fund, which is set forth in each Prospectus under the heading "Additional Information — Management — Portfolio Management," is replaced by the following:

Small Cap Select Fund. Allen D. Steinkopf, CFA, Equity Portfolio Manager. Mr. Steinkopf has served as the primary portfolio manager for the fund since July 2004. Prior to joining FAF Advisors in 2003, Mr. Steinkopf was employed by Advantus Capital Management from 1986 to 2003 where he served as Vice President and Portfolio Manager. He has 13 years of financial industry experience.

Troy L. Huff, Equity Portfolio Manager. Mr. Huff has co-managed the fund since April 2006. Prior to his appointment as co-manager, he had been an equity research analyst for the Small Cap Select team, where he was responsible for research in all industries within the consumer discretionary and consumer staples sectors. Mr. Huff joined FAF Advisors in 1996 and has 14 years of financial industry experience, including 10 years in investment management and research.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

This is not part of the semiannual report.

(This page has been left blank intentionally.)

 FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

• The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

• The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit
firstamericanfunds.com.

FIRST AMERICAN FUNDS Semiannual Report 2006 1)

Real Estate Securities fund

Expense Example

As a shareholder of the Real Estate Securities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,183.60	$6.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class B Actual[2]	$1,000.00	$1,179.20	$10.81
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class C Actual[2]	$1,000.00	$1,179.60	$10.81
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class R Actual[2]	$1,000.00	$1,182.10	$8.12
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
Class Y Actual[2]	$1,000.00	$1,185.00	$5.42
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 2.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 18.36%, 17.92%, 17.96%, 18.21%, and 18.50% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

2

Real Estate Securities fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Simon Property Group	6.2%
Prologis	6.1
Host Hotels & Resorts	5.2
Avalonbay Communities	4.0
Archstone-Smith Trust	4.0
Vornado Realty Trust	3.9
Boston Properties	3.6
General Growth Properties	3.3
Trizec Properties	3.2
Macerich	3.0

Sector Allocation as of April 30, 2006[1] (% of net assets)
Office	18.8%
Apartments	18.6
Malls	12.5
Industrials	11.7
Community Centers	11.5
Diversified	10.4
Hotels	8.3
Self Storage	3.9
Healthcare	2.6
Short-Term Investment	1.2
Manufactured Homes	0.7
Mortgage	0.1
Other Assets and Liabilities, Net	(0.3)
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

3

International fund

Expense Example

As a shareholder of the International Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,221.40	$8.37
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.26	$7.60
Class B Actual[2]	$1,000.00	$1,216.00	$12.47
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.54	$11.33
Class C Actual[2]	$1,000.00	$1,216.90	$12.48
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.54	$11.33
Class R Actual[2]	$1,000.00	$1,218.60	$9.74
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85
Class Y Actual[2]	$1,000.00	$1,223.10	$7.00
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.36

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.52%, 2.27%, 2.27%, 1.77%, and 1.27% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 22.14%, 21.60%, 21.69%, 21.86%, and 22.31% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

4

International fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Total	3.9%
HSBC	3.1
Eni	3.1
GlaxoSmithKline	2.5
UBS	2.5
Vodafone	2.4
Mitsubishi Tokyo Financial Group	2.4
Barclays	2.0
Canon	1.9
Novartis	1.9

Country Allocation as of April 30, 2006[1] (% of net assets)
Japan	22.9%
Great Britain	22.0
France	12.4
Switzerland	11.2
Netherlands	4.8
Italy	4.8
Germany	4.7
Hong Kong	4.1
Spain	2.1
Belgium	1.9
Brazil	1.8
Finland	1.6
Australia	1.3
Sweden	1.0
South Korea	0.9
Ireland	0.7
Short-Term Investment	0.6
Mexico	0.5
Other Assets and Liabilities, Net	0.7
100.0%

1Fund holdings and country allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

5

Small Cap Growth Opportunities fund

Expense Example

As a shareholder of the Small Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,177.50	$7.94
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35
Class B Actual[2]	$1,000.00	$1,172.80	$11.96
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08
Class C Actual[2]	$1,000.00	$1,173.30	$11.96
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08
Class R Actual[2]	$1,000.00	$1,175.80	$9.28
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.27	$8.60
Class Y Actual[2]	$1,000.00	$1,178.40	$6.59
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.47%, 2.22%, 2.22%, 1.72%, and 1.22% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 17.75%, 17.28%, 17.33%, 17.58%, and 17.84% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

6

Small Cap Growth Opportunities fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Guitar Center	2.8%
Ember Resources	2.6
WESCO International	2.5
Quest Software	2.4
Emulex	2.2
Avocent	2.1
P.F. Chang's China Bistro	2.1
Polycom	2.1
Embarcadero Technologies	1.8
Compton Petroleum	1.8

Sector Allocation as of April 30, 2006[1] (% of net assets)
Information Technology	32.0%
Healthcare	18.3
Industrials	14.4
Consumer Discretionary	14.2
Financials	9.4
Energy	8.5
Short-Term Investment	2.7
Other Assets and Liabilities, Net	0.5
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

7

Small Cap Select fund

Expense Example

As a shareholder of the Small Cap Select Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,225.50	$6.84
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21
Class B Actual[2]	$1,000.00	$1,220.60	$10.96
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94
Class C Actual[2]	$1,000.00	$1,220.70	$10.96
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94
Class R Actual[2]	$1,000.00	$1,223.90	$8.22
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45
Class Y Actual[2]	$1,000.00	$1,226.50	$5.47
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.24%, 1.99%, 1.99%, 1.49%, and 0.99% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 22.55%, 22.06%, 22.07%, 22.39%, and 22.65% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

8

Small Cap Select fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
BISYS Group	2.1%
Pediatrix Medical Group	2.1
Entegris	1.9
First Republic Bank – California	1.7
Cullen/Frost Bankers	1.7
W-H Energy Services	1.6
SL Green Realty	1.6
Sybron Dental Specialties	1.6
Polycom	1.5
Healthways	1.4

Sector Allocation as of April 30, 2006[1] (% of net assets)
Information Technology	20.5%
Financials	18.0
Industrials	17.0
Healthcare	13.5
Consumer Discretionary	13.4
Energy	7.3
Materials	5.0
Short-Term Investment	4.6
Consumer Staples	0.5
Telecommunication Services	0.4
Utilities	0.1
Other Assets and Liabilities, Net	(0.3)
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

9

Small Cap Value fund

Expense Example

As a shareholder of the Small Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,180.30	$6.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class B Actual[2]	$1,000.00	$1,175.60	$10.79
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class C Actual[2]	$1,000.00	$1,176.10	$10.79
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class R Actual[2]	$1,000.00	$1,178.30	$8.10
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
Class Y Actual[2]	$1,000.00	$1,181.60	$5.41
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 2.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 18.03%, 17.56%, 17.61%, 17.83%, and 18.16% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

10

Small Cap Value fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
BISYS Group	2.5%
Ameristar Casinos	1.5
Polycom	1.5
Wolverine World Wide	1.5
Plantronics	1.5
Acuity Brands	1.4
Toro	1.4
Crane	1.4
Nu Skin Enterprises, Class A	1.3
Pennsylvania	1.3

Sector Allocation as of April 30, 2006[1] (% of net assets)
Financials	28.7%
Information Technology	15.7
Industrials	15.2
Consumer Discretionary	11.8
Healthcare	6.7
Materials	6.3
Energy	5.3
Utilities	3.4
Consumer Staples	3.2
Short-Term Investment	2.0
Telecommunication Services	0.7
Other Assets and Liabilities, Net	1.0
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

11

Small-Mid Cap Core fund

Expense Example

As a shareholder of the Small-Mid Cap Core Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,210.50	$7.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.05
Class B Actual[2]	$1,000.00	$1,205.40	$11.81
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79
Class C Actual[2]	$1,000.00	$1,205.50	$11.81
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79
Class Y Actual[2]	$1,000.00	$1,211.00	$6.41
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.41%, 2.16%, 2.16%, and 1.17% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 21.05%, 20.54%, 20.55%, and 21.10% for Class A, Class B, Class C, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

12

Small-Mid Cap Core fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Scientific Games, Class A	2.2%
Toro	2.1
Polycom	2.1
WESCO International	1.9
Pediatrix Medical Group	1.9
Hutchinson Technology	1.8
Cullen/Frost Bankers	1.8
Kennametal	1.7
Astoria Financial	1.7
Sierra Health Services	1.7

Sector Allocation as of April 30, 2006[1] (% of net assets)
Information Technology	22.4%
Industrials	20.7
Financials	14.9
Consumer Discretionary	11.1
Healthcare	11.0
Energy	6.7
Materials	5.4
Utilities	3.2
Consumer Staples	1.8
Short-Term Investment	1.6
Telecommunication Services	1.4
Other Assets and Liabilities, Net	(0.2)
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

13

Mid Cap Growth Opportunities fund

Expense Example

As a shareholder of the Mid Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,172.50	$6.68
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21
Class B Actual[2]	$1,000.00	$1,168.20	$10.70
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94
Class C Actual[2]	$1,000.00	$1,168.10	$10.70
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94
Class R Actual[2]	$1,000.00	$1,171.10	$8.02
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45
Class Y Actual[2]	$1,000.00	$1,174.10	$5.34
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.24%, 1.99%, 1.99%, 1.49%, and 0.99% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 17.25%, 16.82%, 16.81%, 17.11%, and 17.41% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

14

Mid Cap Growth Opportunities fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Monster Worldwide	3.4%
Scientific Games, Class A	2.9
Dun & Bradstreet	2.8
Thermo Electron	2.7
MEMC Electronic Materials	2.3
Station Casinos	2.2
American Tower, Class A	2.2
Bear Stearns	2.1
MSC Industrial Direct, Class A	2.1
L-3 Communications Holdings	2.0

Sector Allocation as of April 30, 2006[1] (% of net assets)
Information Technology	24.5%
Industrials	19.9
Healthcare	15.6
Consumer Discretionary	14.0
Energy	10.4
Financials	9.9
Telecommunication Services	2.2
Short-Term Investment	1.8
Consumer Staples	1.5
Other Assets and Liabilities, Net	0.2
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

15

Mid Cap Value fund

Expense Example

As a shareholder of the Mid Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,140.20	$6.63
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class B Actual[2]	$1,000.00	$1,135.80	$10.59
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class C Actual[2]	$1,000.00	$1,136.00	$10.59
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class R Actual[2]	$1,000.00	$1,138.60	$8.01
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.31	$7.55
Class Y Actual[2]	$1,000.00	$1,141.70	$5.31
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 2.00%, 1.51%, and 1.00% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 14.02%, 13.58%, 13.60%, 13.86%, and 14.17% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

16

Mid Cap Value fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Bear Stearns	2.5%
Eaton	2.0
Archer-Daniels-Midland	1.9
Kroger	1.8
MGIC Investment	1.8
CIT Group	1.7
Kerr-McGee	1.7
Republic Services	1.7
KeyCorp	1.7
J.C. Penney	1.7

Sector Allocation as of April 30, 2006[1] (% of net assets)
Financials	29.3%
Consumer Discretionary	14.8
Utilities	9.9
Industrials	9.6
Information Technology	9.2
Consumer Staples	6.6
Energy	6.2
Materials	5.9
Healthcare	5.4
Short-Term Investment	2.8
Other Assets and Liabilities, Net	0.3
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

17

Large Cap Growth Opportunities fund

Expense Example

As a shareholder of the Large Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,062.50	$6.03
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91
Class B Actual[2]	$1,000.00	$1,058.70	$9.85
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.64
Class C Actual[2]	$1,000.00	$1,058.60	$9.85
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.64
Class R Actual[2]	$1,000.00	$1,060.80	$7.31
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.15
Class Y Actual[2]	$1,000.00	$1,063.90	$4.76
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.18%, 1.93%, 1.93%, 1.43%, and 0.93% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 6.25%, 5.87%, 5.86%, 6.08%, and 6.39% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

18

Large Cap Growth Opportunities fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
General Electric	4.8%
Lowe's	3.1
PepsiCo	2.8
Target	2.8
American Express	2.6
Texas Instruments	2.6
Amgen	2.4
Goldman Sachs Group	2.4
Corning	2.4
Google	2.2

Sector Allocation as of April 30, 2006[1] (% of net assets)
Information Technology	25.0%
Industrials	17.0
Healthcare	14.4
Financials	13.1
Consumer Discretionary	12.3
Consumer Staples	7.5
Energy	4.6
Short-Term Investment	2.3
Telecommunication Services	1.0
Materials	1.0
Other Assets and Liabilities, Net	1.8
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

19

Large Cap Select fund

Expense Example

As a shareholder of the Large Cap Select Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,085.00	$6.31
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11
Class B Actual[2]	$1,000.00	$1,081.80	$10.17
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84
Class C Actual[2]	$1,000.00	$1,081.40	$10.17
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84
Class R Actual[2]	$1,000.00	$1,083.20	$7.59
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35
Class Y Actual[2]	$1,000.00	$1,086.60	$5.02
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.22%, 1.97%, 1.97%, 1.47%, and 0.97% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 8.50%, 8.18%, 8.14%, 8.32%, and 8.66% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

20

Large Cap Select fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
American International Group	4.6%
General Electric	4.6
Wal-Mart Stores	4.2
Bank of America	4.1
Wyeth Pharmaceuticals	3.7
Hewlett Packard	3.7
Goldman Sachs Group	3.5
Wells Fargo	3.4
Illinois Tool Works	3.0
Dow Chemical	3.0

Sector Allocation as of April 30, 2006[1] (% of net assets)
Financials	25.3%
Information Technology	17.8
Industrials	11.0
Healthcare	10.8
Energy	10.4
Consumer Discretionary	8.2
Consumer Staples	6.9
Materials	4.2
Short-Term Investment	1.6
Utilities	1.0
Telecommunication Services	0.6
Other Assets and Liabilities, Net	2.2
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

21

Large Cap Value fund

Expense Example

As a shareholder of the Large Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,119.50	$6.20
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91
Class B Actual[2]	$1,000.00	$1,115.50	$10.12
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.64
Class C Actual[2]	$1,000.00	$1,115.20	$10.12
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.64
Class R Actual[2]	$1,000.00	$1,118.10	$7.51
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.15
Class Y Actual[2]	$1,000.00	$1,121.20	$4.89
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.18%, 1.93%, 1.93%, 1.43%, and 0.93% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 11.95%, 11.55%, 11.52%, 11.81%, and 12.12% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Large Cap Value fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Exxon Mobil	4.8%
Bank of America	4.5
Hewlett-Packard	3.6
American International Group	3.1
Citigroup	3.1
Wells Fargo	3.0
Time Warner	2.3
BP, ADR	2.3
General Electric	2.1
Wyeth Pharmaceuticals	2.1

Sector Allocation as of April 30, 2006[1] (% of net assets)
Financials	34.3%
Energy	15.2
Consumer Discretionary	9.0
Industrials	8.5
Information Technology	8.1
Consumer Staples	6.7
Healthcare	6.6
Materials	3.7
Telecommunication Services	3.5
Utilities	3.4
Short-Term Investment	0.9
Other Assets and Liabilities, Net	0.1
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

23

Balanced fund

Expense Example

As a shareholder of the Balanced Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,080.10	$5.67
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51
Class B Actual[2]	$1,000.00	$1,076.30	$9.52
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25
Class C Actual[2]	$1,000.00	$1,076.00	$9.52
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	$9.25
Class R Actual[2]	$1,000.00	$1,079.40	$6.96
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76
Class Y Actual[2]	$1,000.00	$1,081.50	$4.39
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 8.01%, 7.63%, 7.60%, 7.94%, and 8.15% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Balanced fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
iShares MSCI EAFE Index Fund	4.7%
American International Group	2.7
General Electric	2.7
Wal-Mart	2.5
Bank of America	2.4
Wyeth Pharmaceuticals	2.2
Hewlett Packard	2.1
Goldman Sachs	2.0
Wells Fargo	2.0
Illinois Tool Works	1.8

Portfolio Allocation as of April 30, 2006[1] (% of net assets)
Stocks	61.1%
Bonds	30.4
Investment Companies	7.1
Short-Term Investments	2.2
Other Assets and Liabilities, Net	(0.8)
100.0%

1Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

25

Equity Income fund

Expense Example

As a shareholder of the Equity Income Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005, to April 30, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (11/01/05)	Ending Account Value (4/30/06)	Expenses Paid During Period[1] (11/01/05 to 4/30/06)
Class A Actual[2]	$1,000.00	$1,102.30	$6.10
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86
Class B Actual[2]	$1,000.00	$1,098.60	$9.99
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59
Class C Actual[2]	$1,000.00	$1,098.40	$9.99
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.59
Class R Actual[2]	$1,000.00	$1,101.20	$7.40
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.10
Class Y Actual[2]	$1,000.00	$1,103.50	$4.80
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.17%, 1.92%, 1.92%, 1.42%, and 0.92% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-month period ended April 30, 2006 of 10.23%, 9.86%, 9.84%, 10.12%, and 10.35% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Equity Income fund continued

Top 10 Holdings as of April 30, 2006[1] (% of net assets)
Exxon Mobil	4.0%
Bank of America	3.5
General Electric	3.3
Citigroup	3.2
AT&T	3.1
Wyeth	3.0
American International Group	2.8
Abbott Laboratories	2.5
Verizon Communications	2.5
Wachovia	2.4

Sector Allocation as of April 30, 2006[1] (% of net assets)
Financials	21.9%
Industrials	12.4
Energy	11.3
Healthcare	10.7
Information Technology	9.1
Consumer Staples	8.2
Telecommunication Services	7.7
Consumer Discretionary	6.6
Materials	5.7
Utilities	3.9
Short-Term Investment	1.3
Convertible Corporate Bond	0.3
Other Assets and Liabilities, Net	0.9
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Schedule of Investments April 30, 2006 (unaudited)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE (000)
Real Estate Investment Trusts (a) – 99.1%
Apartments – 18.6%
American Campus Communities (b)	188,935	$4,563
Archstone-Smith Trust (b)	619,890	30,300
Avalonbay Communities (b)	281,520	30,320
BRE Properties (b)	167,539	9,027
Camden Property Trust (b)	270,453	18,588
Equity Residential Properties Trust (b)	484,608	21,744
Essex Property Trust (b)	45,913	5,009
Mid-America Apartment Communities (b)	193,774	10,270
Post Properties (b)	259,318	11,330
		141,151
Community Centers – 11.5%
Agree Realty	48,488	1,525
Developers Diversified Realty (b)	330,561	17,586
Kimco Realty (b)	457,557	16,989
Kite Realty Group Trust	535,847	8,182
Pan Pacific Retail Properties (b)	224,170	14,939
Regency Centers (b)	322,493	20,346
Saul Centers (b)	168,182	6,877
Tanger Factory Outlet Centers	20,571	674
		87,118
Diversified – 10.4%
Brookfield Asset Management (b)	107,921	4,511
Cousins Properties	165,029	5,190
Florida East Coast Industries (b)	172,724	9,655
Forest City Enterprises, Class A	131,549	5,938
Trizec Properties (b)	962,310	24,077
Vornado Realty Trust (b)	307,263	29,387
		78,758
Healthcare – 2.6%
American Retirement (c)	350,332	8,898
Health Care Property Investors (b)	138,674	3,802
Ventas (b)	215,356	7,036
		19,736
Hotels – 8.3%
Hersha Hospitality Trust (b)	505,417	4,624
Host Marriott (b)	1,870,584	39,320
Innkeepers USA Trust	70,415	1,128
LaSalle Hotel Properties	155,390	6,795
Starwood Hotels & Resorts Worldwide (b)	57,854	3,320
Strategic Hotels & Resorts	71,280	1,617
Sunstone Hotel Investors	220,753	6,344
		63,148
Industrials – 11.7%
AMB Property	233,735	11,684
EastGroup Properties (b)	156,872	7,007
First Potomac Realty Trust	476,974	13,160
FirstService (c)	102,190	2,548
Prologis (b)	926,975	46,553
PS Business Parks	152,814	7,939
		88,891
Malls – 12.5%
General Growth Properties (b)	538,857	25,299
Macerich (b)	305,882	22,397
Simon Property Group (b)	576,108	47,172
		94,868
Manufactured Homes – 0.7%
Equity Lifestyle Properties (b)	116,072	5,106

Real Estate Securities Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Mortgage – 0.1%
NorthStar Realty Finance	52,471	$588
Office – 18.8%
Alexandria Real Estate Equities (b)	50,538	4,579
BioMed Realty Trust	68,634	1,900
Boston Properties (b)	308,200	27,206
Brookfield Properties	509,976	16,370
Cogdell Spencer (d)	288,388	5,577
Columbia Equity Trust	240,263	3,895
Corporate Office Properties Trust	110,336	4,579
Equity Office Properties Trust (b)	688,287	22,232
Glenborough Realty Trust (b)	121,820	2,552
Kilroy Realty (b)	183,021	13,053
Maguire Properties (b)	159,405	5,413
Reckson Associates Realty (b)	279,224	11,359
Republic Property Trust	784,836	8,947
SL Green Realty	155,286	15,373
		143,035
Self Storage – 3.9%
Extra Space Storage (b)	32,558	512
Public Storage (b)	238,465	18,333
Sovran Self Storage (b)	211,706	10,406
		29,251
Specialty Real Estate – 0.0%
Trammell Crow (c)	6,735	262
Total Real Estate Investment Trusts (Cost $590,803)		751,912
Private Real Estate Companies – 0.0%
Beacon Capital (c) (e) (f)	33,750	45
Newcastle Investment Holdings (c) (e) (f)	35,000	326
Total Private Real Estate Companies (Cost $588)		371
Short-Term Investment – 1.2%
First American Prime Obligations Fund, Class Z (g) (Cost $8,859)	8,858,779	8,859
Investments Purchased with Proceeds from Securities Lending (h) – 48.1%
(Cost $364,921)		364,921
Total Investments – 148.4% (Cost $965,171)		1,126,063
Other Assets and Liabilities, Net – (48.4)%		(367,533)
Total Net Assets – 100.0%		$758,530

(a)  The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks. See notes 1 and 6 in Notes to Financial Statements.

(b)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $357,078,289 at April 30, 2006. See note 2 in Notes to Financial Statements.

(c)  Non-income producing security.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Real Estate Securities Fund (concluded)

(d)  A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the six-month period ended April 30, 2006 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Value
Cogdell Spencer	$8,056,470	$82,459	$3,238,007	$4,900,922	$234,611	$5,577,424

(e)  Security is considered illiquid or restricted. As of April 30, 2006, the value of these investments was $371,413 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Security is fair valued. As of April 30, 2006, the fair value of these investments was $371,413 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(h)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

29

Statement of Assets and Liabilities April 30, 2006 (unaudited), in thousands, except for per share data

Real Estate Securities Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost: $591,391) (note 2)	$752,283
Investments in affiliated money market fund, at value (cost: $8,859) (note 2)	8,859
Investments purchased with proceeds from securities lending (cost: $364,921) (note 2)	364,921
Receivable for dividends and interest	368
Receivable for investment securities sold	16,047
Receivable for capital shares sold	1,432
Prepaid expenses and other assets	22
Total assets	1,143,932
LIABILITIES:
Payable for investment securities purchased	19,442
Payable upon return of securities loaned (note 2)	364,921
Payable for capital shares redeemed	371
Payable to affiliates (note 3)	604
Payable for distribution and shareholder servicing fees	45
Accrued expenses and other liabilities	19
Total liabilities	385,402
Net assets	$758,530
COMPOSITION OF NET ASSETS:
Portfolio capital	$553,883
Undistributed net investment income	3,614
Accumulated net realized gain on investments	40,141
Net unrealized appreciation of investments	160,892
Net assets	$758,530
* Including securities loaned, at value	$357,078
Class A:
Net assets	$166,784
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	7,529
Net asset value and redemption price per share	$22.15
Maximum offering price per share (1)	$23.44
Class B:
Net assets	$4,987
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	229
Net asset value, offering price and redemption price per share (2)	$21.82
Class C:
Net assets	$5,712
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	261
Net asset value, offering price and redemption price per share (2)	$21.91
Class R:
Net assets	$3,914
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	175
Net asset value, offering price, and redemption price per share	$22.35
Class Y:
Net assets	$577,133
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	25,878
Net asset value, offering price, and redemption price per share	$22.30

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Statement of Operations For the six-month period ended April 30, 2006 (unaudited), in thousands

Real Estate Securities Fund
INVESTMENT INCOME:
Dividends from affiliated money market fund	$242
Dividends from unaffiliated securities	13,985
Less: Foreign taxes withheld	(54)
Securities lending income	146
Total investment income	14,319
EXPENSES (note 3):
Investment advisory fees	2,469
Administration fees	449
Transfer agent fees	479
Custodian fees	18
Professional fees	15
Registration fees	38
Postage and printing fees	25
Directors' fees	11
Other expenses	13
Distribution and shareholder servicing fees – Class A	196
Distribution and shareholder servicing fees – Class B	23
Distribution and shareholder servicing fees – Class C	26
Distribution and shareholder servicing fees – Class R	4
Total expenses	3,766
Less: Fee waivers (note 3)	(1)
Less: Indirect payments from custodian (note 3)	(4)
Total net expenses	3,761
Investment income – net	10,558
REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET (note 5):
Net realized gain on investments	38,801
Net change in unrealized appreciation or depreciation of investments	67,930
Net gain on investments	106,731
Net increase in net assets resulting from operations	$117,289

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Statement of Changes in Net Assets in thousands

	Real Estate Securities Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$10,558	$908	$22,036
Net realized gain on investments	38,801	6,604	85,317
Net change in unrealized appreciation or depreciation of investments	67,930	(19,635)	47,167
Net increase (decrease) in net assets resulting from operations	117,289	(12,123)	154,520
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,239)	—	(3,209)
Class B	(51)	—	(92)
Class C	(54)	—	(94)
Class R	(22)	—	(1)
Class Y	(8,056)	—	(14,545)
Net realized gain on investments:
Class A	(16,448)	—	(7,087)
Class B	(526)	—	(338)
Class C	(558)	—	(326)
Class R	(24)	—	—
Class Y	(59,801)	—	(32,911)
Total distributions	(87,779)	—	(58,603)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	32,677	2,854	45,709
Reinvestment of distributions	18,354	—	10,057
Payments for redemptions	(24,637)	(2,840)	(24,578)
Increase in net assets from Class A transactions	26,394	14	31,188
Class B:
Proceeds from sales	544	61	1,148
Reinvestment of distributions	506	—	386
Payments for redemptions (note 3)	(666)	(253)	(1,935)
Increase (decrease) in net assets from Class B transactions	384	(192)	(401)
Class C:
Proceeds from sales	1,141	66	1,485
Reinvestment of distributions	578	—	395
Payments for redemptions (note 3)	(893)	(257)	(1,887)
Increase (decrease) in net assets from Class C transactions	826	(191)	(7)
Class R:
Proceeds from sales	4,306	22	56
Reinvestment of distributions	47	—	—
Payments for redemptions	(550)	(1)	(23)
Increase in net assets from Class R transactions	3,803	21	33
Class Y:
Proceeds from sales	71,254	5,951	124,624
Reinvestment of distributions	36,792	—	21,477
Payments for redemptions	(57,572)	(16,972)	(112,400)
Increase (decrease) in net assets from Class Y transactions	50,474	(11,021)	33,701
Increase (decrease) in net assets from capital share transactions	81,881	(11,369)	64,514
Total increase (decrease) in net assets	111,391	(23,492)	160,431
Net assets at beginning of period	647,139	670,631	510,200
Net assets at end of period	$758,530	$647,139	$670,631
Undistributed net investment income at end of period	$3,614	$3,478	$2,805

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

32

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Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period
Real Estate Securities Fund (1)
Class A
2006	(2)	$21.42	$0.31	$3.31	$(0.30)	$(2.59)	$—	$22.15
2005	(3)	21.81	0.03	(0.42)	—	—	—	21.42
2005	(4)	18.62	0.69	4.47	(0.55)	(1.42)	—	21.81
2004	(4)	16.00	0.63	3.21	(0.62)	(0.60)	—	18.62
2003	(4)	13.68	0.69	2.65	(0.69)	(0.33)	—	16.00
2002	(4)	13.12	0.71	0.61	(0.69)	—	(0.07)	13.68
2001	(4)	12.71	0.76	0.32	(0.64)	—	(0.03)	13.12
Class B
2006	(2)	$21.14	$0.22	$3.27	$(0.22)	$(2.59)	$—	$21.82
2005	(3)	21.53	0.01	(0.40)	—	—	—	21.14
2005	(4)	18.41	0.54	4.40	(0.40)	(1.42)	—	21.53
2004	(4)	15.85	0.50	3.17	(0.51)	(0.60)	—	18.41
2003	(4)	13.55	0.57	2.64	(0.58)	(0.33)	—	15.85
2002	(4)	13.02	0.59	0.61	(0.60)	—	(0.07)	13.55
2001	(4)	12.61	0.65	0.33	(0.54)	—	(0.03)	13.02
Class C
2006	(2)	$21.21	$0.22	$3.29	$(0.22)	$(2.59)	$—	$21.91
2005	(3)	21.61	0.01	(0.41)	—	—	—	21.21
2005	(4)	18.47	0.54	4.42	(0.40)	(1.42)	—	21.61
2004	(4)	15.89	0.50	3.19	(0.51)	(0.60)	—	18.47
2003	(4)	13.62	0.59	2.62	(0.61)	(0.33)	—	15.89
2002	(4)	13.08	0.62	0.59	(0.60)	—	(0.07)	13.62
2001	(4)	12.68	0.69	0.30	(0.59)	—	—	13.08
Class R (5)
2006	(2)	$21.61	$0.25	$3.38	$(0.30)	$(2.59)	$—	$22.35
2005	(3)	22.00	0.02	(0.41)	—	—	—	21.61
2005	(4)	18.80	0.72	4.43	(0.53)	(1.42)	—	22.00
2004	(4)	16.00	0.61	3.24	(0.45)	(0.60)	—	18.80
2003	(4)	13.69	0.69	2.64	(0.69)	(0.33)	—	16.00
2002	(4)	13.12	0.70	0.62	(0.68)	—	(0.07)	13.69
2001	(6)	12.52	0.11	0.49	—	—	—	13.12
Class Y
2006	(2)	$21.54	$0.33	$3.34	$(0.32)	$(2.59)	$—	$22.30
2005	(3)	21.92	0.03	(0.41)	—	—	—	21.54
2005	(4)	18.71	0.74	4.49	(0.60)	(1.42)	—	21.92
2004	(4)	16.06	0.69	3.22	(0.66)	(0.60)	—	18.71
2003	(4)	13.73	0.73	2.66	(0.73)	(0.33)	—	16.06
2002	(4)	13.15	0.73	0.63	(0.71)	—	(0.07)	13.73
2001	(4)	12.73	0.84	0.28	(0.68)	—	(0.02)	13.15

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios have been annualized, except for total return and portfolio turnover.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

34

FIRST AMERICAN FUNDS Semiannual Report 2006

		Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Real Estate Securities Fund (1)
Class A
2006	(2)	18.36%	$166,784	1.25%	2.84%	1.25%	2.84%	78%
2005	(3)	(1.79)	133,339	1.23	1.48	1.23	1.48	11
2005	(4)	28.99	135,745	1.23	3.43	1.25	3.41	118
2004	(4)	24.98	86,996	1.23	3.63	1.26	3.60	127
2003	(4)	25.92	35,754	1.23	4.82	1.28	4.77	69
2002	(4)	10.07	15,422	1.23	5.06	1.32	4.97	99
2001	(4)	8.69	2,421	1.04	5.89	1.25	5.68	85
Class B
2006	(2)	17.92%	$4,987	2.00%	2.07%	2.00%	2.07%	78%
2005	(3)	(1.81)	4,419	1.98	0.74	1.98	0.74	11
2005	(4)	27.98	4,700	1.98	2.69	2.00	2.67	118
2004	(4)	24.06	4,412	1.98	2.91	2.01	2.88	127
2003	(4)	25.03	3,559	1.98	4.10	2.03	4.05	69
2002	(4)	9.21	2,577	1.98	4.27	2.07	4.18	99
2001	(4)	7.93	1,724	1.79	5.13	2.00	4.92	85
Class C
2006	(2)	17.96%	$5,712	2.00%	2.07%	2.00%	2.07%	78%
2005	(3)	(1.85)	4,669	1.98	0.75	1.98	0.75	11
2005	(4)	28.00	4,954	1.98	2.68	2.00	2.66	118
2004	(4)	24.12	4,247	1.98	2.92	2.01	2.89	127
2003	(4)	24.88	3,229	1.98	4.12	2.03	4.07	69
2002	(4)	9.27	986	1.98	4.43	2.07	4.34	99
2001	(4)	7.93	341	1.79	5.27	2.00	5.06	85
Class R (5)
2006	(2)	18.21%	$3,914	1.50%	2.24%	1.65%	2.09%	78%
2005	(3)	(1.77)	57	1.48	1.23	1.63	1.08	11
2005	(4)	28.60	36	1.48	3.37	1.65	3.20	118
2004	(4)	24.94	1	1.23	3.57	1.26	3.54	127
2003	(4)	25.80	2,524	1.23	4.87	1.28	4.82	69
2002	(4)	10.13	1,224	1.23	5.00	1.32	4.91	99
2001	(6)	4.87	320	0.56	43.93	1.01	43.48	85
Class Y
2006	(2)	18.50%	$577,133	1.00%	3.06%	1.00%	3.06%	78%
2005	(3)	(1.73)	504,655	0.98	1.74	0.98	1.74	11
2005	(4)	29.25	525,196	0.98	3.66	1.00	3.64	118
2004	(4)	25.33	414,544	0.98	3.95	1.01	3.92	127
2003	(4)	26.19	194,933	0.98	5.13	1.03	5.08	69
2002	(4)	10.40	120,091	0.98	5.27	1.07	5.18	99
2001	(4)	9.01	96,263	0.80	6.50	1.01	6.29	85

35

Schedule of Investments April 30, 2006 (unaudited)

International Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.7%
Australia – 1.3%
BHP Billiton (a)	1,082,000	$24,086
Belgium – 1.9%
Dexia (a)	790,000	20,840
Fortis	370,600	13,905
		34,745
Brazil – 1.8%
Companhia Vale do Rio Doce – ADR	620,000	31,943
Petroleo Brasileiro – ADR	22,900	2,263
		34,206
Finland – 1.6%
Nokia Oyj	1,304,770	29,712
France – 12.4%
Axa (a)	744,000	27,305
BNP Paribas (a)	332,089	31,381
Compagnie de Saint-Gobain (a)	430,000	32,251
Imerys (a) (b)	189,400	16,272
Lafarge (a)	211,700	26,040
Sanofi-Aventis	255,100	24,057
Total (a)	263,490	72,867
		230,173
Germany – 4.7%
BASF (a)	175,000	14,980
Bayerische Motoren Werke (BMW) (a)	310,800	16,920
Deutsche Post	600,000	16,002
SAP (a)	82,250	17,993
Siemens	231,000	21,901
		87,796
Great Britain – 22.0%
Aviva	483,188	7,058
Barclays	2,925,000	36,537
BG Group	2,064,900	27,751
British Land	900,000	20,613
Centrica (b)	3,370,542	18,362
GlaxoSmithKline	1,625,000	46,109
Kingfisher	3,105,000	12,754
Morrison Supermarket	5,815,000	19,750
National Grid Transco (b)	1,039,958	10,914
Royal Bank of Scotland	979,000	31,974
Smith & Nephew	1,781,163	14,730
Standard Chartered	1,213,000	32,206
Tesco	5,838,800	34,018
Vodafone	19,116,600	45,144
Wolseley	1,250,000	31,297
WPP Group (b)	1,585,503	19,574
		408,791
Hong Kong – 4.1%
Esprit Holdings	2,275,500	18,167
HSBC	3,390,400	57,809
		75,976
Ireland – 0.7%
Bank of Ireland	650,000	12,186

International Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Italy – 4.8%
Eni (a)	1,865,800	$56,965
Mediaset (a)	802,400	10,153
Unicredito Italiano (a)	2,803,900	21,118
		88,236
Japan – 22.9%
The Bank of Yokohama	1,102,000	8,642
Canon	453,600	34,698
Credit Saison	336,900	17,664
Daikin Industries (a)	430,000	14,992
Fanuc	130,000	12,296
Hirose Electric	63,000	9,245
Honda Motor	232,200	16,498
Hoya	480,000	19,433
Matsushita Electric Industrial	614,000	14,829
Mitsubishi Tokyo Financial Group	2,843	44,693
Mitsubishi	979,800	23,707
Mitsui Fudosan	412,000	9,227
Mizuho Financial Group	1,522	12,979
Nidec Corporation (a)	169,200	13,047
Nikko Cordial	900,000	14,567
Nippon Oil	925	7
Nitto Denko (a)	268,700	22,536
Secom (a)	235,000	12,816
Seven & I Holdings (b)	225,100	8,718
Sharp	500,000	8,778
Shin-Etsu Chemical	298,000	17,221
SMC	100,600	15,285
Sumitomo	1,902,000	28,497
Toyota Motor	366,400	21,431
Yamanouchi Pharmaceutical	538,200	22,452
		424,258
Mexico – 0.5%
Fomento Economico Mexicano – ADR	103,400	9,604
Netherlands – 4.8%
ABN AMRO (a)	615,600	18,399
ING Groep (a)	425,000	17,297
Philips Electronics	537,000	18,529
Reed Elsevier (a)	1,232,124	18,265
Wolters Kluwer (a)	619,700	16,145
		88,635
South Korea – 0.9%
Samsung Electronics	23,830	16,271
Spain – 2.1%
Altadis	350,000	16,612
Banco Bilbano Vizcaya Argentaria (a)	1,017,008	22,466
		39,078
Sweden – 1.0%
Ericsson (a)	5,215,000	18,567
Switzerland – 11.2%
Adecco	317,600	19,693
Holcim (a)	300,000	25,157
Nestle (a)	95,560	29,145
Novartis	600,100	34,428
Roche	220,600	33,921

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

36

International Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
UBS (a)	385,700	$45,717
Zurich Financial Services	84,500	20,559
		208,620
Total Common Stocks (Cost $1,339,423)		1,830,940
Short-Term Investment – 0.6%
State Street GA Prime Fund (Cost $11,068)	11,068,036	$11,068
Investments Purchased with Proceeds from Securities Lending (c) – 20.0%
State Street Navigator Prime Fund (Cost $372,266)	372,266,030	372,266
Total Investments – 119.3% (Cost $1,722,757)		2,214,274
Other Assets and Liabilities, Net – (19.3)%		(358,075)
Total Net Assets – 100.0%		$1,856,199

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $354,193,884 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR – American Depository Receipt

At April 30, 2006, sector diversification of the fund was as follows:

	% of Net Assets	Value (000)
Foreign Common Stock
Financials*	29.4%	$545,142
Industrials	12.3	228,737
Consumer Discretionary	9.8	181,187
Materials	9.6	178,235
Energy	9.6	178,215
Healthcare	9.5	175,697
Information Technology	8.6	158,966
Consumer Staples	5.9	109,129
Telecommunication Services	2.4	45,144
Utilities	1.6	30,488
Total Foreign Common Stock	98.7	1,830,940
Total Short-Term Investment	0.6	11,068
Total Investments Purchased with Proceeds from Securities Lending	20.0	372,266
Total Investments	119.3	2,214,274
Other Assets and Liabilities, Net	(19.3)	(358,075)
Net Assets	100%	$1,856,199

*  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

37

Statement of Assets and Liabilities April 30, 2006 (unaudited), in thousands, except per share data

International Fund
ASSETS:
Investments in securities, at value* (cost $1,350,491) (note 2)	$1,842,008
Investments purchased with proceeds from securities lending (cost $372,266) (note 2)	372,266
Cash denominated in foreign currencies, at value (cost $640) (note 2)	653
Receivable for dividends and interest	8,860
Receivable for investment securities sold	12,700
Receivable for capital shares sold	1,182
Receivable for foreign withholding tax reclaim	302
Receivable from custodian (note 3)	150
Prepaid expenses and other assets	30
Total assets	2,238,151
LIABILITIES:
Bank overdraft	73
Payable for investment securities purchased	2,921
Payable for capital shares redeemed	4,719
Payable upon return of securities loaned (note 2)	372,266
Payable to affiliates (note 3)	1,894
Payable for distribution and shareholder servicing fees	24
Accrued expenses and other liabilities	55
Total liabilities	381,952
Net assets	$1,856,199
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,395,200
Undistributed net investment income	4,900
Accumulated net realized loss on investments	(35,745)
Net unrealized appreciation of investments	491,517
Net unrealized appreciation of foreign currency, and translation of other assets and liabilities in foreign currency	327
Net assets	$1,856,199
* Including securities loaned, at value	$354,194
Class A:
Net assets	$54,195
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	3,733
Net asset value and redemption price per share	$14.52
Maximum offering price per share (1)	$15.37
Class B:
Net assets	$7,597
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	565
Net asset value, offering price and redemption price per share (2)	$13.44
Class C:
Net assets	$8,708
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	626
Net asset value, offering price and redemption price per share (2)	$13.92
Class R:
Net assets	$—
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	—
Net asset value, offering price, and redemption price per share	$14.55
Class Y:
Net assets	$1,785,699
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	121,592
Net asset value, offering price, and redemption price per share	$14.69

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

38

Statement of Operations For the six-month period ended April 30, 2006 (unaudited), in thousands

International Fund
INVESTMENT INCOME:
Interest	$402
Dividends	18,080
Less: Foreign taxes withheld	(1,223)
Securities lending income	360
Total investment income	17,619
EXPENSES (note 3):
Investment advisory fees	8,445
Administration fees	1,088
Transfer agent fees	1,180
Custodian fees	182
Professional fees	18
Registration fees	26
Postage and printing fees	60
Directors' fees	17
Other expenses	16
Distribution and shareholder servicing fees – Class A	63
Distribution and shareholder servicing fees – Class B	35
Distribution and shareholder servicing fees – Class C	40
Distribution and shareholder servicing fees – Class R	—
Total expenses	11,170
Less: Fee waivers (note 3)	(29)
Less: Indirect payments from custodian (note 3)	(273)
Total net expenses	10,868
Investment income – net	6,751
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS – NET (note 5):
Net realized gain on investments	33,131
Net realized loss on foreign currency transactions	(332)
Net change in unrealized appreciation or depreciation of investments	301,731
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	390
Net gain on investments and foreign currency transactions	334,920
Net increase in net assets resulting from operations	$341,671

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

39

Statement of Changes in Net Assets in thousands

	International Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$6,751	$1,081	$14,779
Net realized gain on investments	33,131	4,244	158,132
Net realized gain (loss) on foreign currency transactions	(332)	(48)	1,417
Net change in unrealized appreciation or depreciation of investments	301,731	(34,720)	89,806
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	390	(8)	(35)
Net increase (decrease) in net assets resulting from operations	341,671	(29,451)	264,099
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(525)	—	(273)
Class B	(23)	—	—
Class C	(22)	—	—
Class R:	—	—	—
Class Y	(19,388)	—	(9,941)
Total distributions	(19,958)	—	(10,214)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	7,709	1,375	10,293
Reinvestment of distributions	475	—	259
Payments for redemptions	(12,177)	(874)	(15,029)
Increase (decrease) in net assets from Class A transactions	(3,993)	501	(4,477)
Class B:
Proceeds from sales	634	142	594
Reinvestment of distributions	23	—	—
Payments for redemptions (note 3)	(1,056)	(196)	(2,481)
Decrease in net assets from Class B transactions	(399)	(54)	(1,887)
Class C:
Proceeds from sales	594	28	755
Reinvestment of distributions	21	—	—
Payments for redemptions (note 3)	(1,003)	(267)	(2,929)
Decrease in net assets from Class C transactions	(388)	(239)	(2,174)
Class R:
Proceeds from sales	—	—	400
Reinvestment of distributions	—	—	—
Payments for redemptions	(1)	(161)	(244)
Increase (decrease) in net assets from Class R transactions	(1)	(161)	156
Class Y:
Proceeds from sales	127,517	34,804	320,811
Reinvestment of distributions	11,130	—	6,151
Payments for redemptions	(178,482)	(13,103)	(191,834)
Increase (decrease) in net assets from Class Y transactions	(39,835)	21,701	135,128
Increase (decrease) in net assets from capital share transactions	(44,616)	21,748	126,746
Total increase (decrease) in net assets	277,097	(7,703)	380,631
Net assets at beginning of period	1,579,102	1,586,805	1,206,174
Net assets at end of period	$1,856,199	$1,579,102	$1,586,805
Undistributed net investment income at end of period	$4,900	$18,107	$17,074

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

40

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Financial Highlights For a share outstanding throughout the indicated periods.

Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
International Fund (1) (2)
Class A
2006	(3)	$12.01	$0.04	$2.60	$(0.13)	$—	$14.52	22.14%
2005	(4)	12.24	0.01	(0.24)	—	—	12.01	(1.88)
2005	(5)	10.19	0.09	2.02	(0.06)	—	12.24	20.80
2004	(5)	8.99	0.03	1.22	(0.05)	—	10.19	13.91
2003	(5)	7.33	0.06	1.60	—	—	8.99	22.65
2002	(5)	8.96	—	(1.63)	—	—	7.33	(18.19)
2001	(6)	13.96	0.10	(3.63)	(0.10)	(1.37)	8.96	(28.00)
Class B
2006	(3)	$11.09	$(0.01)	$2.40	$(0.04)	$—	$13.44	21.60%
2005	(4)	11.31	—	(0.22)	—	—	11.09	(1.95)
2005	(5)	9.43	—	1.88	—	—	11.31	19.94
2004	(5)	8.34	(0.05)	1.14	—	—	9.43	13.12
2003	(5)	6.85	—	1.49	—	—	8.34	21.75
2002	(5)	8.45	(0.06)	(1.54)	—	—	6.85	(18.94)
2001	(6)	13.28	0.01	(3.43)	(0.07)	(1.34)	8.45	(28.57)
Class C
2006	(3)	$11.47	$(0.01)	$2.49	$(0.03)	$—	$13.92	21.69%
2005	(4)	11.70	—	(0.23)	—	—	11.47	(1.97)
2005	(5)	9.76	—	1.94	—	—	11.70	19.88
2004	(5)	8.63	(0.05)	1.18	—	—	9.76	13.14
2003	(5)	7.09	—	1.54	—	—	8.63	21.72
2002	(5)	8.75	(0.06)	(1.60)	—	—	7.09	(18.97)
2001	(7)	8.31	0.01	0.43	—	—	8.75	5.29
Class R (8)
2006	(3)	$11.94	$0.01	$2.60	$—	$—	$14.55	21.86%
2005	(4)	12.17	(0.02)	(0.21)	—	—	11.94	(1.89)
2005	(5)	10.11	0.09	1.97	—	—	12.17	20.38
2004	(5)	8.98	(0.01)	1.19	(0.05)	—	10.11	13.16
2003	(5)	7.31	0.04	1.63	—	—	8.98	22.85	(10)
2002	(5)	8.96	0.01	(1.66)	—	—	7.31	(18.42)
2001	(6)	13.97	(0.04)	(3.50)	(0.10)	(1.37)	8.96	(28.03)
Class Y
2006	(3)	$12.16	$0.05	$2.64	$(0.16)	$—	$14.69	22.31%
2005	(4)	12.39	0.01	(0.24)	—	—	12.16	(1.86)
2005	(5)	10.31	0.12	2.05	(0.09)	—	12.39	21.12
2004	(5)	9.10	0.06	1.23	(0.08)	—	10.31	14.13
2003	(5)	7.40	0.09	1.61	—	—	9.10	22.97	(10)
2002	(5)	9.03	0.03	(1.66)	—	—	7.40	(18.05)
2001	(6)	14.03	0.07	(3.61)	(0.11)	(1.35)	9.03	(27.93)

  (1)  The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American International Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American International Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (10)  In 2003, 0.14% of Class R share's and 0.13% of Class Y share's total return was a result of the reimbursement by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank. Excluding the reimbursement, total return for Class R and Class Y shares would have been 22.71% and 22.84%, respectively.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
International Fund (1) (2)
Class A
2006	(3)	$54,195	1.52%	0.54%	1.56%	0.50%	8%
2005	(4)	48,439	1.51	0.58	1.55	0.54	—
2005	(5)	48,851	1.56	0.77	1.61	0.72	74
2004	(5)	44,851	1.60	0.31	1.64	0.27	77
2003	(5)	39,251	1.60	0.77	1.65	0.72	82
2002	(5)	37,232	1.60	0.04	1.66	(0.02)	72
2001	(6)	64,907	1.49	1.02	1.59	0.92	72
Class B
2006	(3)	$7,597	2.27%	(0.20)%	2.31%	(0.24)%	8%
2005	(4)	6,632	2.26	(0.17)	2.30	(0.21)	—
2005	(5)	6,819	2.31	0.00	2.36	(0.05)	74
2004	(5)	7,371	2.35	(0.48)	2.39	(0.52)	77
2003	(5)	7,936	2.35	0.02	2.40	(0.03)	82
2002	(5)	7,459	2.35	(0.68)	2.41	(0.74)	72
2001	(6)	10,857	2.17	0.06	2.27	(0.04)	72
Class C
2006	(3)	$8,708	2.27%	(0.20)%	2.31%	(0.24)%	8%
2005	(4)	7,520	2.26	(0.17)	2.30	(0.21)	—
2005	(5)	7,915	2.31	(0.01)	2.36	(0.06)	74
2004	(5)	8,542	2.35	(0.52)	2.39	(0.56)	77
2003	(5)	10,439	2.35	(0.01)	2.40	(0.06)	82
2002	(5)	11,027	2.35	(0.71)	2.41	(0.77)	72
2001	(7)	17,806	1.48	4.15	1.48	4.15	72
Class R (8)
2006	(3)	$—	1.77%	0.13%	1.96%	(0.06)%	8%
2005	(4)	1	1.76	0.33	1.95	0.14	—
2005	(5)	163	1.81	0.77	2.01	0.57	74
2004	(5)	1	1.60	(0.11)	1.64	(0.15)	77
2003	(5)	8,533	1.60	0.57	1.65	0.52	82
2002	(5)	10,817	1.60	0.16	1.66	0.10	72
2001	(6)	9,461	1.46	(0.33)	1.61	(0.48)	72
Class Y
2006	(3)	$1,785,699	1.27%	0.82%	1.31%	0.78%	8%
2005	(4)	1,516,510	1.26	0.83	1.30	0.79	—
2005	(5)	1,523,057	1.31	1.07	1.36	1.02	74
2004	(5)	1,145,409	1.35	0.59	1.39	0.55	77
2003	(5)	991,027	1.35	1.08	1.40	1.03	82
2002	(5)	540,495	1.35	0.36	1.41	0.30	72
2001	(6)	661,886	1.23	0.67	1.36	0.54	72

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 96.8%
Consumer Discretionary – 14.2%
Aeropostale (a)	143,706	$4,413
Cheesecake Factory (a) (b)	62,559	1,974
Cosi (a) (b)	514,991	4,836
Guitar Center (a) (b)	180,179	9,685
Kuhlman Company (a) (c) (e) (f)	1,408,401	1,998
Kuhlman Company (a) (b) (c)	42,204	68
Oxford Industries (b)	105,445	4,608
P.F. Chang's China Bistro (a) (b)	167,174	7,123
Scientific Games, Class A (a) (b)	130,051	4,954
Texas Roadhouse, Class A (a) (b)	399,382	6,031
Trump Entertainment Resorts (a) (b)	178,816	3,417
		49,107
Energy – 8.5%
Compton Petroleum (a)	447,812	6,088
Ember Resources (a)	1,346,427	8,839
Helix Energy Solutions Group (a) (b)	85,831	3,332
Hornbeck Offshore Services (a)	33,436	1,201
Hydril (a)	21,180	1,698
Oil States International (a)	104,642	4,224
Plains Exploration & Production (a)	106,144	3,914
		29,296
Financials – 9.4%
BankAtlantic Bancorp, Class A (b)	278,994	4,163
Scottish Annuity & Life (b)	184,803	4,293
SeaBright Insurance Holdings (a)	272,574	4,639
Sunstone Hotel Investors	103,178	2,965
SVB Financial (a) (b)	94,908	4,819
Triad Guaranty (a)	75,750	4,130
United Community Banks (b)	123,430	3,656
Waddell & Reed Financial, Class A (b)	159,740	3,757
		32,422
Healthcare – 18.3%
Coley Pharmaceutical Group (a) (b)	168,320	2,692
Cutera (a)	159,573	4,200
Cyberonics (a) (b)	193,247	4,481
Durect (a) (b)	565,061	2,746
Dyax (a)	627,190	2,822
Encore Medical (a) (b)	962,594	5,275
ev3 (a) (b)	106,725	1,675
Hollis-Eden Pharmaceuticals (a) (b)	291,091	1,659
Hologic (a) (b)	38,928	1,856
Horizon Health (a) (b)	241,982	5,057
ICOS (a) (b)	158,190	3,469
I-Flow (a) (b)	205,878	2,816
Integra LifeSciences (a)	99,538	4,177
Keryx Biopharmaceuticals (a) (b)	164,131	2,795
Kyphon (a)	124,493	5,173
Merge Technologies (a) (b)	110,967	1,403
Neurocrine Biosciences (a)	24,656	1,414
NPS Pharmaceuticals (a) (b)	41,380	355
Pediatrix Medical Group (a)	54,120	2,740
Salix Pharmaceuticals (a)	313,675	4,297
United Therapeutics (a)	34,948	2,081
		63,183
Industrials – 14.4%
AMETEK	93,635	4,613
DRS Technologies (b)	90,086	5,002
ESCO Technologies (a) (b)	66,372	3,365
Flanders (a)	301,504	3,124
Genco Shipping & Trading (b)	277,695	4,793

Small Cap Growth Opportunities Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
McGrath Rentcorp (b)	126,678	$3,406
Mobile Mini (a)	82,860	2,733
Navigant Consulting (a) (b)	165,395	3,487
PHH (a)	141,147	3,935
RBC Bearings (a)	142,997	3,388
Toro (b)	66,575	3,292
WESCO International (a) (b)	112,975	8,473
		49,611
Information Technology (d) – 32.0%
Agere Systems (a) (b)	290,343	4,564
Avocent (a) (b)	271,633	7,318
Digitas (a) (b)	384,396	5,424
Eagle Test Systems (a)	161,290	2,548
Embarcadero Technologies (a)	1,009,328	6,147
Emulex (a)	409,386	7,430
Forrester Research (a)	191,601	4,694
Hutchinson Technology (a) (b)	234,835	5,582
International DisplayWorks (a) (b)	635,385	3,571
Ixia (a) (b)	341,372	3,858
Kanbay International (a) (b)	373,831	5,794
Maximus	74,594	2,599
Orbotech (a)	138,053	3,508
Plantronics (b)	66,839	2,506
PMC-Sierra (a) (b)	325,330	4,044
Polycom (a) (b)	322,630	7,098
Powerwave Technologies (a)	366,467	4,086
Quest Software (a) (b)	483,269	8,317
RADWARE (a)	282,232	4,473
Semtech (a) (b)	299,287	5,612
STATS ChipPAC – ADR (a) (b)	407,551	3,468
Tridium, Class B, Escrow Shares (a) (e) (f)	278,500	86
Varian Semiconductor Equipment Associates (a) (b)	149,060	4,882
VideoPropulsion (a) (e) (f)	809,856	—
WebSideStory (a) (b)	175,390	3,013
		110,622
Total Common Stocks (Cost $313,979)		334,241
Warrants – 0.0%
Hollis-Eden Pharmaceuticals Warrants (e) (f)	70,545	89
Kuhlman Company Warrants (a) (c) (e) (f)	281,680	31
(Cost $434)		120
Short-Term Investment – 2.7%
First American Prime Obligations Fund, Class Z (g) (Cost $9,185)	9,185	9,185
Investments Purchased with Proceeds from Securities Lending (h) – 37.1%
(Cost $127,970)		127,970
Total Investments – 136.6% (Cost $451,568)		471,516
Other Assets and Liabilities, Net – (36.6)%		(126,338)
Total Net Assets – 100.0%		$345,178

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Growth Opportunities Fund (concluded)

(a)  Non-income producing security.

(b)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $124,771,946 at April 30, 2006. See note 2 in Notes to Financial Statements.

(c)  A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the six-month period ended April 30, 2006 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Value
Kuhlman Company	$—	$2,896,063	$—	$2,896,063	$—	$1,997,901
Kuhlman Company	—	112,330	—	112,330	—	67,526
Kuhlman Company Warrants	—	272,839	—	272,839	—	31,109

(d)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(e)  Security considered illiquid or restricted. As of April 30, 2006, the market value of these investments was $2,203,449 or 0.6% of total net assets. See Note 2 in Notes to Financial Statements.

(f)  Security is fair valued. As of April 30, 2006, the fair value of these investments was $2,203,449 or 0.6% of total net assets. See Note 2 in Notes to Financial Statements.

(g)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(h)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Small Cap Select Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 95.7%
Consumer Discretionary – 13.4%
Cheesecake Factory (a)	163,165	$5,149
Children's Place Retail Stores (a) (b)	197,390	12,195
Christopher & Banks	433,371	11,450
GSI Commerce (a) (b)	249,435	4,363
Interface, Class A (a)	222,735	2,864
Nautilus Group (b)	751,946	12,332
P.F. Chang's China Bistro (a) (b)	264,415	11,267
PETCO Animal Supplies (a) (b)	428,589	9,386
RARE Hospitality International (a)	232,536	7,236
Ruby Tuesday (b)	124,407	3,704
Ruth's Chris Steak House (a)	252,263	5,890
Scientific Games, Class A (a)	326,388	12,432
Station Casinos (b)	124,400	9,589
Thomas Nelson	152,101	4,494
Too (a)	163,449	6,280
WCI Communities (a) (b)	250,920	6,431
		125,062
Consumer Staples – 0.5%
Reliv International (b)	384,608	4,304
Energy – 7.3%
Compton Petroleum (a)	622,985	8,470
Comstock Resources (a) (b)	197,635	6,143
Helix Energy Solutions Group (a) (b)	252,401	9,798
Hydril (a)	60,796	4,873
St. Mary Land & Exploration (b)	150,796	6,358
Tesoro Petroleum (b)	129,277	9,039
Western Gas Resources	132,150	6,872
Western Refining	36,585	740
W-H Energy Services (a)	305,259	15,339
		67,632
Financials – 18.0%
Affiliated Managers Group (a) (b)	98,444	9,972
AmerUs Group, Class A (b)	190,340	11,164
BioMed Realty Trust	226,091	6,258
CoBiz (b)	117,990	2,327
Columbia Banking System	152,047	5,132
Cullen/Frost Bankers	265,620	15,374
Dime Community Bancshares (b)	312,268	4,425
East West Bancorp (b)	232,850	9,237
First Financial Bankshares (b)	92,290	3,430
First Potomac Realty Trust (b)	316,940	8,744
First Republic Bank – California (b)	368,227	16,025
GATX (b)	173,250	8,108
Independent Bank (b)	218,491	6,952
Kite Realty Group Trust	446,430	6,817
Lasalle Hotel Properties (b)	106,729	4,667
Maguire Properties (b)	185,212	6,290
Newcastle Investment (b)	175,360	3,930
NorthStar Realty Finance	335,920	3,766
Platinum Underwriters Holdings	367,750	10,139
SL Green Realty (b)	152,174	15,065
Thomas Weisel Partners Group (a) (b)	50,743	1,029
Umpqua Holdings (b)	243,719	6,434
Winston Hotels	211,767	2,281
		167,566
Healthcare – 13.5%
Alkermes (a) (b)	171,772	3,688
American Retirement (a)	179,424	4,557
Caliper Life Sciences (a) (b)	305,500	1,861

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Select Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Curis (a) (b)	826,530	$1,430
DJ Orthopedics (a)	303,078	12,050
FoxHollow Technologies (a)	112,369	3,500
Healthways (a) (b)	272,344	13,361
Hologic (a) (b)	71,948	3,430
Human Genome Sciences (a) (b)	239,103	2,728
ICU Medical (a)	39,188	1,614
ImmunoGen (a) (b)	674,432	2,752
Medarex (a) (b)	186,672	2,242
Merge Technologies (a) (b)	106,499	1,346
Neurocrine Biosciences (a) (b)	96,702	5,547
Pediatrix Medical Group (a) (b)	387,858	19,633
Senomyx (a) (b)	332,400	4,757
Sierra Health Services (a) (b)	250,097	9,806
SonoSite (a)	175,083	6,610
SurModics (a) (b)	212,125	7,543
Sybron Dental Specialties (a)	310,775	14,619
Vertex Pharmaceuticals (a) (b)	70,453	2,562
		125,636
Industrials – 17.0%
Acuity Brands	224,285	9,258
AirTran Holdings (a) (b)	494,444	6,912
AMETEK (b)	201,140	9,910
CLARCOR (b)	60,139	2,105
CRA International (a)	142,733	6,960
Energy Conversion Devices (a) (b)	61,980	3,100
ESCO Technologies (a)	158,620	8,042
J.B. Hunt Transport Services (b)	191,532	4,564
Kennametal	140,607	8,697
KVH Industries (a) (b) (c)	494,330	5,339
Labor Ready (a) (b)	255,359	6,749
Lennox International (b)	273,155	8,913
Manitowoc (b)	171,644	8,512
NCI Building Systems (a) (b)	194,859	12,664
Power-One (a) (b)	1,739,292	12,262
Steelcase, Class A (b)	296,590	5,552
Terex (a) (b)	107,077	9,267
Timken (b)	191,811	6,694
Toro (b)	225,836	11,168
WESCO International (a) (b)	150,582	11,294
		157,962
Information Technology – 20.5%
Advanced Analogic Technologies (a)	192,010	2,154
Aeroflex (a)	473,254	5,968
BISYS Group (a)	1,235,109	19,688
Carreker (a)	548,669	3,446
Cogent (a) (b)	331,089	5,417
Digital River (a) (b)	135,787	5,912
Digitas (a) (b)	636,962	8,987
Embarcadero Technologies (a)	653,853	3,982
Entegris (a) (b)	1,780,804	18,129
EPIQ Systems (a) (b)	336,024	5,850
Fargo Electronics (a)	8,976	166
Genesis Microchip (a) (b)	154,912	2,435
Harmonic (a) (b)	1,016,043	5,436
Hutchinson Technology (a) (b)	382,127	9,083
Hyperion Solutions (a)	179,883	5,508
Integrated Device Technology (a)	178,580	2,718
Ituran Location and Control	154,517	2,571
M-Systems Flash Disk Pioneers (a) (b)	163,444	5,634
Openwave Systems (a) (b)	302,193	5,624
Opsware (a) (b)	420,960	3,561
Packeteer (a)	615,592	8,040
Polycom (a) (b)	615,620	13,544

Small Cap Select Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Silicon Image (a) (b)	554,265	$5,653
Stellent	898,435	11,509
Stratasys (a) (b)	91,291	2,990
Stratex Networks (a)	581,672	3,670
Tessera Technologies (a) (b)	111,735	3,583
TIBCO Software (a) (b)	805,462	6,943
Varian Semiconductor Equipment Associates (a)	153,841	5,038
WebEx Communications (a)	70,869	2,505
Wind River Systems (a) (b)	421,617	4,811
		190,555
Materials – 5.0%
Albemarle (b)	201,952	9,657
Century Aluminum (a) (b)	164,980	7,855
FMC	128,295	8,154
Hercules (a)	614,712	8,735
Schnitzer Steel Industries, Class A (b)	168,943	6,645
Texas Industries (b)	94,638	5,366
		46,412
Telecommunication Services – 0.4%
General Communication (a)	342,260	4,107
Utilities – 0.1%
Avista	3,150	66
NSTAR (b)	24,190	669
Westar Energy	13,380	280
		1,015
Total Common Stocks (Cost $728,802)		890,251
Short-Term Investment – 4.6%
First American Prime Obligations Fund, Class Z (d)
(Cost $43,057)	43,057	43,057
Investments Purchased with Proceeds from Securities Lending (e) – 37.3%
(Cost $346,578)		346,578
Total Investments – 137.6% (Cost $1,118,437)		1,279,886
Other Assets and Liabilities, Net – (37.6)%		(349,467)
Total Net Assets – 100.0%		$930,419

(a)  Non-income producing security.

(b)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $335,679,805 at April 30, 2006. See note 2 in Notes to Financial Statements.

(c)  A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the six-month period ended April 30, 2006 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Value
KVH Industries	$8,072,219	$152,994	$3,355,288	$4,869,925	$—	$5,338,764

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.0%
Consumer Discretionary – 11.8%
Aeropostale (a)	139,563	$4,286
Ameristar Casinos	274,603	6,758
Callaway Golf	283,221	4,526
Dominos Pizza	41,543	1,094
Ethan Allen Interiors (b)	115,652	5,192
Interface, Class A (a)	386,846	4,975
Media General, Class A	37,593	1,544
Nautilus Group (b)	259,062	4,248
PETCO Animal Supplies (a)	208,627	4,569
Polaris Industries (b)	113,169	5,421
Ruby Tuesday (b)	95,779	2,851
Wolverine World Wide	262,627	6,524
		51,988
Consumer Staples – 3.2%
J&J Snack Foods	115,461	3,955
Nu Skin Enterprises, Class A	358,843	5,928
Ralcorp Holdings (a) (b)	111,037	4,139
		14,022
Energy – 5.3%
Brigham Exploration (a)	282,390	2,663
Cabot Oil & Gas (b)	63,714	3,138
Cimarex Energy (b)	113,613	4,880
Global Industries (a) (b)	243,587	3,866
Penn Virginia	51,026	3,688
Veritas DGC (a) (b)	87,611	4,198
Warrior Energy (a)	36,663	1,100
		23,533
Financials (c) – 28.7%
Alabama National BanCorporation (b)	61,800	4,257
BankUnited Financial, Class A (b)	145,853	4,476
Boston Private Financial (b)	140,622	4,676
Capitol Bancorp (b)	114,210	4,736
CBL & Associates Properties (b)	103,370	4,134
Citizens Banking (b)	176,374	4,612
Delphi Financial Group, Class A (b)	90,730	4,753
First Midwest Bancorp	145,969	5,259
First Niagara Financial Group	366,520	5,131
First Potomac Realty Trust	154,830	4,272
First Republic Bank – California	102,447	4,458
FPIC Insurance Group (a)	128,550	5,136
Frontier Financial (b)	124,732	4,157
Independent Bank (b)	146,220	4,653
Lexington Corporate Properties Trust (b)	170,896	3,685
Mercantile Bank	71,346	2,932
Newcastle Investment	206,986	4,639
Pennsylvania	139,560	5,661
PFF Bancorp	136,690	4,684
Platinum Underwriters Holdings	125,700	3,466
Provident Bankshares (b)	130,740	4,545
PS Business Parks	58,661	3,047
Redwood Trust (b)	94,730	4,023
Selective Insurance Group	83,954	4,673
Sterling Bancshares	179,724	2,976
Strategic Hotels & Resorts	202,865	4,601
Triad Guaranty (a)	82,987	4,524
Waddell & Reed Financial, Class A (b)	190,595	4,483
Windrose Medical Properties Trust	268,910	4,055
		126,704

Small Cap Value Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Healthcare – 6.7%
CNS	225,658	$4,854
CONMED (a)	108,876	2,375
Perrigo (b)	330,090	5,268
Sierra Health Services (a)	80,459	3,155
STERIS (b)	191,590	4,410
Tanox (a) (b)	105,012	1,690
Varian (a)	116,740	5,051
Vertex Pharmaceuticals (a) (b)	78,826	2,867
		29,670
Industrials – 15.2%
Acuity Brands	151,389	6,249
AMETEK	47,207	2,326
Arkansas Best (b)	54,992	2,360
Armor Holdings (a) (b)	65,064	3,973
Banta	83,268	4,212
Brady, Class A (b)	101,350	3,646
Crane (b)	144,657	6,112
ESCO Technologies (a)	104,346	5,290
G&K Services, Class A	98,733	4,045
Genlyte Group (a)	73,561	5,069
Labor Ready (a) (b)	137,183	3,626
Moog, Class A (a)	111,250	4,166
Toro (b)	123,957	6,130
Trinity Industries (b)	40,442	2,568
URS (a)	100,240	4,317
WESCO International (a)	44,396	3,330
		67,419
Information Technology – 15.7%
BISYS Group (a)	680,940	10,854
Emulex (a)	173,098	3,142
Entegris (a) (b)	299,546	3,049
Fairchild Semiconductor International (a)	196,099	4,053
Hutchinson Technology (a) (b)	181,224	4,308
Hypercom (a)	407,403	3,699
NETGEAR (a) (b)	220,554	4,952
Palm (a) (b)	64,428	1,456
Plantronics (b)	172,270	6,460
Polycom (a) (b)	300,560	6,612
Progress Software (a)	150,364	4,149
Rudolph Technologies (a)	205,570	3,408
Silicon Image (a)	215,449	2,198
Skyworks Solutions (a) (b)	286,445	2,048
TIBCO Software (a)	502,047	4,328
Transaction Systems Architects (a)	121,130	4,838
		69,554
Materials – 6.3%
Albemarle (b)	72,532	3,469
Arch Chemicals	102,091	3,008
Commercial Metals (b)	79,247	4,311
Georgia Gulf (b)	93,572	2,775
Hercules (a) (b)	288,080	4,094
Steel Dynamics (b)	65,862	4,112
Texas Industries (b)	57,548	3,263
Worthington Industries	148,876	2,940
		27,972
Telecommunication Services – 0.7%
Cincinnati Bell (a)	722,422	3,034

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Small Cap Value Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Utilities – 3.4%
Black Hills (b)	146,615	$5,337
New Jersey Resources (b)	104,612	4,631
Westar Energy	237,029	4,963
		14,931
Total Common Stocks (Cost $363,635)		428,827
Short-Term Investment – 2.0%
First American Prime Obligations Fund, Class Z (d)
(Cost $8,625)	8,625	8,625
Investments Purchased with Proceeds
from Securities Lending (e) – 28.4%
(Cost $125,423)		125,423
Total Investments – 127.4% (Cost $497,683)		562,875
Other Assets and Liabilities, Net – (27.4)%		(120,927)
Total Net Assets – 100.0%		$441,948

(a)  Non-income producing security.

(b)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $122,990,984 at April 30, 2006. See note 2 in Notes to Financial Statements.

(c)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Small-Mid Cap Core Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.6%
Consumer Discretionary – 11.1%
Autoliv	24,181	$1,337
BorgWarner (a)	12,706	772
Children's Place Retail Stores (a) (b)	11,375	703
Christopher & Banks	60,184	1,590
Dollar Tree Stores (b)	43,702	1,139
Ethan Allen Interiors (a)	20,702	929
Interface, Class A (b)	46,832	602
Polaris Industries (a)	16,730	802
Scientific Games, Class A (a) (b)	60,890	2,319
WCI Communities (a) (b)	57,480	1,473
		11,666
Consumer Staples – 1.8%
Corn Products International	45,868	1,284
Nu Skin Enterprises, Class A	40,038	662
		1,946
Energy – 6.7%
Global Industries (a) (b)	65,600	1,041
Hydril (b)	18,430	1,477
Newfield Exploration (b)	35,200	1,570
St. Mary Land & Exploration (a)	18,240	769
Tesoro Petroleum (a)	16,170	1,131
Veritas DGC (a) (b)	23,240	1,114
		7,102
Financials – 14.9%
Ambac Financial Group	6,670	549
Astoria Financial (a)	55,870	1,750
CBL & Associates Properties	22,810	912
Cullen/Frost Bankers	32,190	1,863
First Midwest Bancorp	13,200	476
LaSalle Hotel Properties (a)	15,440	675
MGIC Investment (a)	17,080	1,208
Newcastle Investment	64,080	1,436
PMI Group	32,915	1,519
Redwood Trust (a)	30,030	1,275
Selective Insurance Group	11,860	660
SL Green Realty (a)	11,800	1,168
TD Ameritrade	57,572	1,069
W.R. Berkley	31,950	1,196
		15,756
Healthcare – 11.0%
CNS	50,383	1,084
Coley Pharmaceutical Group (a) (b)	25,680	411
Encore Medical (b)	99,670	546
Endo Pharmaceuticals (b)	27,350	860
Kyphon (b)	27,810	1,155
NPS Pharmaceuticals (a) (b)	140,382	1,203
Pediatrix Medical Group (b)	39,840	2,017
PerkinElmer	78,946	1,693
Sierra Health Services (a) (b)	44,470	1,744
SurModics (a) (b)	24,200	860
		11,573
Industrials – 20.7%
AMETEK	28,970	1,427
Armor Holdings (b)	26,553	1,622
Dun & Bradstreet (a) (b)	22,580	1,739
ESCO Technologies (a) (b)	20,390	1,034
Kennametal	29,028	1,795
Lennox International (a)	16,150	527
Moog, Class A (b)	27,835	1,043

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Small-Mid Cap Core Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
MSC Industrial Direct, Class A	33,459	$1,735
Navigant Consulting (a) (b)	49,580	1,045
NCI Building Systems (a) (b)	25,080	1,630
Precision Castparts	15,580	981
Republic Services (a)	39,448	1,736
Stericycle (a) (b)	18,050	1,188
Toro (a)	45,040	2,227
WESCO International (b)	27,379	2,054
		21,783
Information Technology – 22.4%
Amphenol, Class A	25,600	1,480
Arrow Electronics (b)	46,000	1,665
Autodesk (b)	25,077	1,054
BISYS Group (b)	104,655	1,668
EPIQ Systems (a) (b)	28,880	503
F5 Networks (b)	8,357	489
Fairchild Semiconductor International (a) (b)	56,260	1,163
Hutchinson Technology (a) (b)	79,601	1,892
Hyperion Solutions (b)	33,495	1,026
Ixia (a) (b)	53,280	602
Maximus	18,980	661
MEMC Electronic Materials (a) (b)	29,185	1,185
Microchip Technology	14,330	534
National Semiconductor	49,205	1,475
Packeteer (b)	106,889	1,396
Polycom (a) (b)	99,280	2,184
Quest Software (b)	75,280	1,296
Red Hat (a) (b)	53,430	1,570
Varian Semiconductor Equipment Associates (b)	19,425	636
WebEx Communications (b)	31,530	1,115
		23,594
Materials – 5.4%
Commercial Metals	22,460	1,222
FMC	10,550	671
Packaging Corporation of America	25,100	564
Steel Dynamics (a)	27,010	1,686
Texas Industries (a)	27,240	1,545
		5,688
Telecommunication Services – 1.4%
American Tower, Class A (a) (b)	23,155	790
CenturyTel	18,583	701
		1,491
Utilities – 3.2%
Alliant Energy	29,630	947
NSTAR (a)	21,190	586
Westar Energy	47,900	1,003
Wisconsin Energy	22,330	872
		3,408
Total Common Stocks (Cost $93,340)		104,007

Small-Mid Cap Core Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investment – 1.6%
First American Prime Obligations Fund, Class Z (c)
(Cost $1,706)	1,706	$1,706
Investments Purchased with Proceeds from Securities Lending (d) – 32.9%
(Cost $34,658)		34,658
Total Investments – 133.1% (Cost $129,704)		140,371
Other Assets and Liabilities, Net – (33.1)%		(34,874)
Total Net Assets – 100.0%		$105,497

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $34,017,075 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Assets and Liabilities April 30, 2006 (unaudited), in thousands, except for per share data

	Small Cap Growth Opportunities Fund	Small Cap Select Fund	Small Cap Value Fund	Small-Mid Cap Core Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost: $311,132, $728,802, $363,635, and $93,340, respectively) (note 2)	$332,265	$890,251	$428,827	$104,007
Investments in affiliated securities, at value (cost: $12,466, $43,057, $8,625, and $1,706, respectively) (note 2)	11,281	43,057	8,625	1,706
Investments purchased with proceeds from securities lending (cost: $127,970, $346,578, $125,423, and $34,658, respectively) (note 2)	127,970	346,578	125,423	34,658
Receivable for dividends and interest	56	346	370	43
Receivable for investment securities sold	26,165	6,885	6,859	2,497
Receivable for capital shares sold	2,266	5,759	2,925	597
Prepaid expenses and other assets	31	32	29	27
Total assets	500,034	1,292,908	573,058	143,535
LIABILITIES:
Payable for capital shares redeemed	569	2,098	1,534	103
Payable upon return of securities loaned (note 2)	127,970	346,578	125,423	34,658
Payable for investment securities purchased	25,924	13,006	3,766	3,133
Payable to affiliates (note 3)	342	725	343	98
Payable for distribution and shareholder servicing fees	29	54	23	17
Accrued expenses and other liabilities	22	28	21	29
Total liabilities	154,856	362,489	131,110	38,038
Net assets	$345,178	$930,419	$441,948	$105,497
COMPOSITION OF NET ASSETS:
Portfolio capital	$292,549	$718,724	$316,009	$546,983
Undistributed (distributions in excess of) net investment income	(1,093)	(711)	(275)	255
Accumulated net realized gain (loss) on investments	33,774	50,957	61,022	(452,408)
Net unrealized appreciation of investments	19,948	161,449	65,192	10,667
Net assets	$345,178	$930,419	$441,948	$105,497
* Including securities loaned, at value	$124,772	$335,680	$122,991	$34,017
Class A:
Net assets	$92,413	$137,617	$55,700	$27,870
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	4,211	9,098	3,707	2,866
Net asset value and redemption price per share	$21.95	$15.13	$15.03	$9.72
Maximum offering price per share (1)	$23.23	$16.01	$15.90	$10.29
Class B:
Net assets	$8,613	$15,325	$8,867	$9,885
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	427	1,185	649	1,163
Net asset value, offering price, and redemption price per share (2)	$20.18	$12.93	$13.66	$8.51
Class C:
Net assets	$3,259	$16,820	$4,652	$4,407
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	155	1,167	335	475
Net asset value, offering price and redemption price per share (2)	$21.00	$14.41	$13.90	$9.27
Class R:
Net assets	$379	$1,833	$655	$—
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	17	122	43	—
Net asset value, offering price, and redemption price per share	$21.87	$15.00	$14.91	$—
Class Y:
Net assets	$240,514	$758,824	$372,074	$63,335
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	10,378	47,300	24,263	6,269
Net asset value, offering price, and redemption price per share	$23.17	$16.04	$15.34	$10.10

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended April 30, 2006 (unaudited), in thousands

	Small Cap Growth Opportunities Fund	Small Cap Select Fund	Small Cap Value Fund		Small-Mid Cap Core Fund
INVESTMENT INCOME:
Dividends from affiliated securities	$213	$507	$162		$38
Dividends from unaffiliated securities	722	3,105	3,380		827
Less: Foreign taxes withheld	—	(6)	—		—
Securities lending income	116	188	44		15
Total investment income	1,051	3,794	3,586		880
EXPENSES (note 3):
Investment advisory fees	1,618	2,984	1,465		314
Administration fees	210	544	269		69
Transfer agent fees	222	564	275		63
Custodian fees	8	27	11		3
Professional fees	14	12	14		(3)
Registration fees	34	36	34		32
Postage and printing fees	10	26	12		28
Directors' fees	8	10	8		7
Other expenses	12	13	11		11
Distribution and shareholder servicing fees — Class A	108	146	63		31
Distribution and shareholder servicing fees — Class B	43	71	45		50
Distribution and shareholder servicing fees — Class C	15	74	23		21
Distribution and shareholder servicing fees — Class R (1)	1	3	1		—
Total expenses	2,303	4,510	2,231		626
Less: Fee waivers (note 3)	(156)	(1)	—	(2)	—
Less: Indirect payments from custodian (note 3)	(4)	(5)	(1)		(1)
Total net expenses	2,143	4,504	2,230		625
Investment income (loss) – net	(1,092)	(710)	1,356		255
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	34,983	91,493	63,584		3,049
Net change in unrealized appreciation or depreciation of investments	18,331	82,832	4,978		13,279
Net gain on investments	53,314	174,325	68,562		16,328
Net increase in net assets resulting from operations	$52,222	$173,615	$69,918		$16,583

  (1)  Class R is not offered by the Small-Mid Cap Core Fund.

  (2)  Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets in thousands

	Small Cap Growth Opportunities Fund			Small Cap Select Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income (loss) – net	$(1,092)	$(263)	$(2,940)	$(710)	$(506)	$(2,926)
Net realized gain on investments	34,983	946	69,715	91,493	10,384	184,051
Net change in unrealized appreciation or depreciation of investments	18,331	(13,513)	3,567	82,832	(36,382)	(17,021)
Net increase (decrease) in net assets resulting from operations	52,222	(12,830)	70,342	173,615	(26,504)	164,104
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—
Net realized gain on investments:
Class A	(15,190)	—	(12,315)	(21,746)	—	(19,383)
Class B	(1,681)	—	(1,255)	(3,108)	—	(2,778)
Class C	(580)	—	(577)	(2,833)	—	(2,801)
Class R	(1)	—	—	(130,679)	—	(5)
Class Y	(38,069)	—	(25,220)	(82)	—	(133,034)
Total distributions	(55,521)	—	(39,367)	(158,448)	—	(158,001)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	13,926	922	17,883	28,911	2,296	24,096
Reinvestment of distributions	14,824	—	11,923	21,190	—	18,716
Payments for redemptions	(13,235)	(3,649)	(54,396)	(18,753)	(1,656)	(32,858)
Increase (decrease) in net assets from Class A transactions	15,515	(2,727)	(24,590)	31,348	640	9,954
Class B:
Proceeds from sales	361	11	590	666	32	1,593
Reinvestment of distributions	1,555	—	1,157	2,956	—	2,700
Payments for redemptions (note 3)	(1,259)	(141)	(2,716)	(1,445)	(202)	(2,957)
Increase (decrease) in net assets from Class B transactions	657	(130)	(969)	2,177	(170)	1,336
Class C:
Proceeds from sales	619	25	501	2,841	189	3,374
Reinvestment of distributions	576	—	561	2,746	—	2,745
Payments for redemptions (note 3)	(797)	(86)	(2,841)	(2,301)	(690)	(5,249)
Increase (decrease) in net assets from Class C transactions	398	(61)	(1,779)	3,286	(501)	870
Class R:
Proceeds from sales	394	—	17	1,496	119	337
Reinvestment of distributions	1	—	—	82	—	5
Payments for redemptions	(37)	—	(15)	(143)	(90)	(57)
Increase in net assets from Class R transactions	358	—	2	1,435	29	285
Class Y:
Proceeds from sales	29,721	3,340	38,132	65,510	3,703	102,349
Reinvestment of distributions	29,517	—	18,850	103,456	—	98,881
Payments for redemptions	(28,053)	(4,484)	(82,561)	(105,808)	(14,868)	(263,925)
Increase (decrease) in net assets from Class Y transactions	31,185	(1,144)	(25,579)	63,158	(11,165)	(62,695)
Increase (decrease) in net assets from capital share transactions	48,113	(4,062)	(52,915)	101,404	(11,167)	(50,250)
Total increase (decrease) in net assets	44,814	(16,892)	(21,940)	116,571	(37,671)	(44,147)
Net assets at beginning of period	300,364	317,256	339,196	813,848	851,519	895,666
Net assets at end of period	$345,178	$300,364	$317,256	$930,419	$813,848	$851,519
Undistributed (distributions in excess of) net investment income at end of period	$(1,093)	$(1)	$(1)	$(711)	$(1)	$(1)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

	Small Cap Value Fund			Small-Mid Cap Core Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income (loss) – net	$1,356	$335	$1,636	$255	$(52)	$(737)
Net realized gain on investments	63,584	7,871	94,694	3,049	3,985	8,526
Net change in unrealized appreciation or depreciation of investments	4,978	(19,471)	(28,747)	13,279	(6,380)	2,726
Net increase (decrease) in net assets resulting from operations	69,918	(11,265)	67,583	16,583	(2,447)	10,515
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(145)	—	(177)	—	—	—
Class B	—	—	(23)	—	—	—
Class C	—	—	(11)	—	—	—
Class R	(2)	—	—	—	—	—
Class Y	(1,819)	—	(1,626)	—	—	—
Net realized gain on investments:
Class A	(10,660)	—	(6,876)	—	—	—
Class B	(2,162)	—	(1,565)	—	—	—
Class C	(1,094)	—	(747)	—	—	—
Class R	(75,707)	—	—	—	—	—
Class Y	(19)	—	(55,117)	—	—	—
Total distributions	(91,608)	—	(66,142)	—	—	—
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	6,575	547	8,656	6,659	784	5,250
Reinvestment of distributions	10,483	—	6,859	—	—	—
Payments for redemptions	(5,326)	(928)	(10,711)	(5,790)	(676)	(12,848)
Increase (decrease) in net assets from Class A transactions	11,732	(381)	4,804	869	108	(7,598)
Class B:
Proceeds from sales	287	31	872	251	22	454
Reinvestment of distributions	2,072	—	1,539	—	—	—
Payments for redemptions (note 3)	(1,713)	(193)	(2,854)	(2,308)	(290)	(4,645)
Increase (decrease) in net assets from Class B transactions	646	(162)	(443)	(2,057)	(268)	(4,191)
Class C:
Proceeds from sales	421	28	942	848	50	405
Reinvestment of distributions	1,070	—	745	—	—	—
Payments for redemptions (note 3)	(1,090)	(114)	(1,441)	(1,477)	(128)	(2,541)
Increase (decrease) in net assets from Class C transactions	401	(86)	246	(629)	(78)	(2,136)
Class R:
Proceeds from sales	633	—	3	—	—	—
Reinvestment of distributions	21	—	—	—	—	—
Payments for redemptions	(41)	—	—	—	—	—
Increase in net assets from Class R transactions	613	—	3	—	—	—
Class Y:
Proceeds from sales	34,364	2,852	63,025	34,203	1,168	17,409
Reinvestment of distributions	66,461	—	48,592	—	—	—
Payments for redemptions	(58,719)	(8,344)	(117,619)	(11,499)	(2,179)	(32,835)
Increase (decrease) in net assets from Class Y transactions	42,106	(5,492)	(6,002)	22,704	(1,011)	(15,426)
Increase (decrease) in net assets from capital share transactions	55,498	(6,121)	(1,392)	20,887	(1,249)	(29,351)
Total increase (decrease) in net assets	33,808	(17,386)	49	37,470	(3,696)	(18,836)
Net assets at beginning of period	408,140	425,526	425,477	68,027	71,723	90,559
Net assets at end of period	$441,948	$408,140	$425,526	$105,497	$68,027	$71,723
Undistributed (distributions in excess of) net investment income at end of period	$(275)	$335	$—	$255	$—	$—

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return (10)
Small Cap Growth Opportunities Fund (1)
Class A
2006	(2)	$22.79	$(0.09)	$3.74	$(4.49)	$—	$21.95	17.75%
2005	(3) (4)	23.75	(0.02)	(0.94)	—	—	22.79	(4.04)
2005	(4) (5)	21.74	(0.32)	5.28	(2.95)	—	23.75	24.21
2004	(4) (5)	21.95	(0.35)	0.27	(0.13)	—	21.74	(0.39)
2003	(4) (5)	13.86	(0.28)	8.37	—	—	21.95	58.37
2002	(5)	16.89	(0.26)	(2.74)	—	(0.03)	13.86	(17.84)
2001	(4) (6)	31.26	(0.17)	(5.20)	(9.00)	—	16.89	(21.51)
Class B
2006	(2)	$21.36	$(0.16)	$3.47	$(4.49)	$—	$20.18	17.28%
2005	(3) (4)	22.27	(0.03)	(0.88)	—	—	21.36	(4.09)
2005	(4) (5)	20.69	(0.45)	4.98	(2.95)	—	22.27	23.27
2004	(4) (5)	21.05	(0.50)	0.27	(0.13)	—	20.69	(1.13)
2003	(4) (5)	13.39	(0.40)	8.06	—	—	21.05	57.21
2002	(5)	16.44	(0.39)	(2.63)	—	(0.03)	13.39	(18.45)
2001	(4) (6)	30.84	(0.31)	(5.09)	(9.00)	—	16.44	(22.07)
Class C
2006	(2)	$22.05	$(0.16)	$3.60	$(4.49)	$—	$21.00	17.33%
2005	(3) (4)	23.00	(0.04)	(0.91)	—	—	22.05	(4.13)
2005	(4) (5)	21.28	(0.48)	5.15	(2.95)	—	23.00	23.28
2004	(4) (5)	21.65	(0.49)	0.25	(0.13)	—	21.28	(1.14)
2003	(4) (5)	13.77	(0.43)	8.31	—	—	21.65	57.23
2002	(5)	16.90	(0.19)	(2.91)	—	(0.03)	13.77	(18.42)
2001	(4) (7)	16.34	—	0.56	—	—	16.90	3.43
Class R (8)
2006	(2)	$22.75	$(0.12)	$3.73	$(4.49)	$—	$21.87	17.58%
2005	(3) (4)	23.72	(0.03)	(0.94)	—	—	22.75	(4.09)
2005	(4) (5)	21.74	(0.48)	5.41	(2.95)	—	23.72	24.06
2004	(4) (5)	21.95	(0.42)	0.34	(0.13)	—	21.74	(0.39)
2003	(4) (5)	13.86	(0.28)	8.37	—	—	21.95	58.37
2002	(5)	16.89	(0.26)	(2.74)	—	(0.03)	13.86	(17.84)
2001	(4) (9)	20.01	(0.19)	(2.93)	—	—	16.89	(15.59)
Class Y
2006	(2)	$23.81	$(0.07)	$3.92	$(4.49)	$—	$23.17	17.84%
2005	(3) (4)	24.81	(0.02)	(0.98)	—	—	23.81	(4.03)
2005	(4) (5)	22.55	(0.27)	5.48	(2.95)	—	24.81	24.47
2004	(4) (5)	22.70	(0.32)	0.30	(0.13)	—	22.55	(0.11)
2003	(4) (5)	14.30	(0.25)	8.65	—	—	22.70	58.74
2002	(5)	17.38	(0.25)	(2.80)	—	(0.03)	14.30	(17.62)
2001	(4) (6)	31.83	(0.12)	(5.33)	(9.00)	—	17.38	(21.35)

  (1)  The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Small Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Per share data calculated using average shares outstanding method.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Growth Opportunities Fund (1)
Class A
2006	(2)	$92,413	1.47%	(0.82)%	1.57%	(0.92)%	110%
2005	(3) (4)	78,357	1.47	(1.17)	1.56	(1.26)	14
2005	(4) (5)	84,567	1.82	(1.42)	1.87	(1.47)	190
2004	(4) (5)	101,031	1.93	(1.42)	1.96	(1.45)	178
2003	(4) (5)	81,999	1.93	(1.63)	1.97	(1.67)	137
2002	(5)	44,834	1.93	(1.53)	1.97	(1.57)	123
2001	(4) (6)	45,233	1.93	(0.91)	1.99	(0.97)	125
Class B
2006	(2)	$8,613	2.22%	(1.57)%	2.32%	(1.67)%	110%
2005	(3) (4)	8,271	2.22	(1.93)	2.31	(2.02)	14
2005	(4) (5)	8,760	2.57	(2.16)	2.62	(2.21)	190
2004	(4) (5)	9,063	2.68	(2.16)	2.71	(2.19)	178
2003	(4) (5)	6,441	2.68	(2.38)	2.72	(2.42)	137
2002	(5)	3,779	2.68	(2.28)	2.72	(2.32)	123
2001	(4) (6)	3,165	2.68	(1.68)	2.74	(1.74)	125
Class C
2006	(2)	$3,259	2.22%	(1.57)%	2.32%	(1.67)%	110%
2005	(3) (4)	2,962	2.22	(1.93)	2.31	(2.02)	14
2005	(4) (5)	3,152	2.57	(2.20)	2.62	(2.25)	190
2004	(4) (5)	4,669	2.68	(2.07)	2.71	(2.10)	178
2003	(4) (5)	1,529	2.68	(2.38)	2.72	(2.42)	137
2002	(5)	260	2.68	(2.31)	2.72	(2.35)	123
2001	(4) (7)	1	1.63	(0.41)	1.76	(0.54)	125
Class R (8)
2006	(2)	$379	1.72%	(1.15)%	1.97%	(1.40)%	110%
2005	(3) (4)	5	1.72	(1.43)	1.96	(1.67)	14
2005	(4) (5)	5	2.07	(2.14)	2.27	(2.34)	190
2004	(4) (5)	1	1.93	(1.67)	1.96	(1.70)	178
2003	(4) (5)	3,694	1.93	(1.62)	1.97	(1.66)	137
2002	(5)	2,027	1.93	(1.53)	1.97	(1.57)	123
2001	(4) (9)	2,014	1.94	(1.06)	2.00	(1.12)	125
Class Y
2006	(2)	$240,514	1.22%	(0.57)%	1.32%	(0.67)%	110%
2005	(3) (4)	210,769	1.22	(0.92)	1.31	(1.01)	14
2005	(4) (5)	220,772	1.57	(1.15)	1.62	(1.20)	190
2004	(4) (5)	224,432	1.68	(1.25)	1.71	(1.28)	178
2003	(4) (5)	382,389	1.68	(1.38)	1.72	(1.42)	137
2002	(5)	208,439	1.68	(1.28)	1.72	(1.32)	123
2001	(4) (6)	266,115	1.68	(0.64)	1.74	(0.70)	125

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
Small Cap Select Fund (1) (2)
Class A
2006	(3)	$15.33	$(0.03)	$3.04	$(3.21)	$15.13	22.55%
2005	(4)	15.82	(0.01)	(0.48)	—	15.33	(3.10)
2005	(5)	15.95	(0.08)	3.10	(3.15)	15.82	20.46
2004	(5)	14.52	(0.12)	2.60	(1.05)	15.95	17.64
2003	(5)	10.68	(0.09)	3.93	—	14.52	35.96
2002	(5)	11.97	(0.10)	(0.30)	(0.89)	10.68	(4.56)
2001	(6)	17.60	(0.03)	(1.89)	(3.71)	11.97	(12.63)
Class B
2006	(3)	$13.58	$(0.07)	$2.63	$(3.21)	$12.93	22.06%
2005	(4)	14.02	(0.02)	(0.42)	—	13.58	(3.14)
2005	(5)	14.56	(0.17)	2.78	(3.15)	14.02	19.45
2004	(5)	13.42	(0.22)	2.41	(1.05)	14.56	16.88
2003	(5)	9.95	(0.17)	3.64	—	13.42	34.88
2002	(5)	11.28	(0.19)	(0.25)	(0.89)	9.95	(5.23)
2001	(6)	16.90	(0.12)	(1.79)	(3.71)	11.28	(13.21)
Class C
2006	(3)	$14.79	$(0.08)	$2.91	$(3.21)	$14.41	22.07%
2005	(4)	15.28	(0.02)	(0.47)	—	14.79	(3.21)
2005	(5)	15.60	(0.19)	3.02	(3.15)	15.28	19.58
2004	(5)	14.32	(0.24)	2.57	(1.05)	15.60	16.79
2003	(5)	10.62	(0.18)	3.88	—	14.32	34.84
2002	(5)	11.97	(0.20)	(0.26)	(0.89)	10.62	(5.09)
2001	(7)	11.72	—	0.25	—	11.97	2.13
Class R (8)
2006	(3)	$15.24	$(0.04)	$3.01	$(3.21)	$15.00	22.39%
2005	(4)	15.73	(0.01)	(0.48)	—	15.24	(3.11)
2005	(5)	15.91	(0.08)	3.05	(3.15)	15.73	20.16
2004	(5)	14.49	(0.13)	2.60	(1.05)	15.91	17.60
2003	(5)	10.66	(0.09)	3.92	—	14.49	35.93
2002	(5)	11.94	(0.10)	(0.29)	(0.89)	10.66	(4.48)
2001	(6)	17.55	(0.01)	(1.89)	(3.71)	11.94	(12.52)
Class Y
2006	(3)	$16.06	$(0.01)	$3.20	$(3.21)	$16.04	22.65%
2005	(4)	16.57	(0.01)	(0.50)	—	16.06	(3.08)
2005	(5)	16.54	(0.04)	3.22	(3.15)	16.57	20.73
2004	(5)	14.98	(0.09)	2.70	(1.05)	16.54	17.98
2003	(5)	11.00	(0.06)	4.04	—	14.98	36.18
2002	(5)	12.26	(0.07)	(0.30)	(0.89)	11.00	(4.19)
2001	(6)	17.92	—	(1.95)	(3.71)	12.26	(12.49)

  (1)  The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Select Fund (1) (2)
Class A
2006	(3)	$137,617	1.24%	(0.34)%	1.24%	(0.34)%	51%
2005	(4)	104,568	1.25	(0.92)	1.25	(0.92)	14
2005	(5)	107,270	1.22	(0.53)	1.25	(0.56)	122
2004	(5)	97,775	1.21	(0.76)	1.24	(0.79)	116
2003	(5)	73,445	1.21	(0.73)	1.25	(0.77)	145
2002	(5)	33,586	1.21	(0.81)	1.25	(0.85)	171
2001	(6)	17,351	1.19	(0.24)	1.22	(0.27)	204
Class B
2006	(3)	$15,325	1.99%	(1.10)%	1.99%	(1.10)%	51%
2005	(4)	13,406	2.00	(1.67)	2.00	(1.67)	14
2005	(5)	14,023	1.97	(1.28)	2.00	(1.31)	122
2004	(5)	13,050	1.96	(1.51)	1.99	(1.54)	116
2003	(5)	11,541	1.96	(1.48)	2.00	(1.52)	145
2002	(5)	4,613	1.96	(1.56)	2.00	(1.60)	171
2001	(6)	1,979	1.93	(0.99)	1.97	(1.03)	204
Class C
2006	(3)	$16,820	1.99%	(1.09)%	1.99%	(1.09)%	51%
2005	(4)	13,453	2.00	(1.67)	2.00	(1.67)	14
2005	(5)	14,418	1.97	(1.28)	2.00	(1.31)	122
2004	(5)	13,841	1.96	(1.50)	1.99	(1.53)	116
2003	(5)	11,128	1.96	(1.47)	2.00	(1.51)	145
2002	(5)	3,096	1.96	(1.61)	2.02	(1.67)	171
2001	(7)	—	—	—	—	—	204
Class R (8)
2006	(3)	$1,833	1.49%	(0.56)%	1.64%	(0.71)%	51%
2005	(4)	333	1.50	(1.14)	1.65	(1.29)	14
2005	(5)	312	1.47	(0.53)	1.65	(0.71)	122
2004	(5)	19	1.21	(0.81)	1.24	(0.84)	116
2003	(5)	11,627	1.21	(0.75)	1.25	(0.79)	145
2002	(5)	7,640	1.21	(0.80)	1.25	(0.84)	171
2001	(6)	3,721	1.07	(0.05)	1.14	(0.12)	204
Class Y
2006	(3)	$758,824	0.99%	(0.10)%	0.99%	(0.10)%	51%
2005	(4)	682,088	1.00	(0.67)	1.00	(0.67)	14
2005	(5)	715,496	0.97	(0.28)	1.00	(0.31)	122
2004	(5)	770,981	0.96	(0.52)	0.99	(0.55)	116
2003	(5)	1,024,146	0.96	(0.48)	1.00	(0.52)	145
2002	(5)	403,027	0.96	(0.55)	1.00	(0.59)	171
2001	(6)	291,706	0.93	0.01	0.96	(0.02)	204

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (7)
Small Cap Value Fund (1)
Class A
2006	(2)	$16.34	$0.03	$2.51	$(0.04)	$(3.81)	$15.03	18.03%
2005	(3)	16.78	0.01	(0.45)	—	—	16.34	(2.62)
2005	(4)	16.84	0.03	2.63	(0.06)	(2.66)	16.78	16.78
2004	(4)	14.28	0.03	3.13	(0.04)	(0.56)	16.84	22.70
2003	(4)	11.26	—	3.02	—	—	14.28	26.86
2002	(4)	13.40	(0.02)	(0.13)	—	(1.99)	11.26	(2.19)
2001	(4)	17.09	0.02	(0.97)	(0.05)	(2.69)	13.40	(6.36)
Class B
2006	(2)	$15.19	$(0.02)	$2.30	$—	$(3.81)	$13.66	17.56%
2005	(3)	15.61	—	(0.42)	—	—	15.19	(2.69)
2005	(4)	15.92	(0.09)	2.47	(0.03)	(2.66)	15.61	15.90
2004	(4)	13.60	(0.08)	2.96	—	(0.56)	15.92	21.76
2003	(4)	10.80	(0.08)	2.88	—	—	13.60	25.93
2002	(4)	13.01	(0.11)	(0.11)	—	(1.99)	10.80	(2.91)
2001	(4)	16.76	(0.09)	(0.97)	—	(2.69)	13.01	(7.24)
Class C
2006	(2)	$15.39	$(0.02)	$2.34	$—	$(3.81)	$13.90	17.61%
2005	(3)	15.82	—	(0.43)	—	—	15.39	(2.72)
2005	(4)	16.10	(0.09)	2.50	(0.03)	(2.66)	15.82	15.92
2004	(4)	13.74	(0.08)	3.00	—	(0.56)	16.10	21.83
2003	(4)	10.91	(0.09)	2.92	—	—	13.74	25.94
2002	(4)	13.13	(0.11)	(0.12)	—	(1.99)	10.91	(2.96)
2001	(4)	16.88	(0.10)	(0.95)	(0.01)	(2.69)	13.13	(7.08)
Class R (5)
2006	(2)	$16.29	$0.01	$2.49	$(0.07)	$(3.81)	$14.91	17.83%
2005	(3)	16.74	0.01	(0.46)	—	—	16.29	(2.69)
2005	(4)	16.83	(0.01)	2.64	(0.06)	(2.66)	16.74	16.60
2004	(4)	14.27	0.03	3.12	(0.03)	(0.56)	16.83	22.69
2003	(4)	11.26	0.01	3.01	(0.01)	—	14.27	26.79
2002	(4)	13.40	(0.01)	(0.14)	—	(1.99)	11.26	(2.19)
2001	(6)	12.84	—	0.56	—	—	13.40	4.36
Class Y
2006	(2)	$16.62	$0.05	$2.55	$(0.07)	$(3.81)	$15.34	18.16%
2005	(3)	17.06	0.01	(0.45)	—	—	16.62	(2.58)
2005	(4)	17.05	0.07	2.67	(0.07)	(2.66)	17.06	17.08
2004	(4)	14.44	0.08	3.16	(0.07)	(0.56)	17.05	23.02
2003	(4)	11.38	0.03	3.05	(0.02)	—	14.44	27.10
2002	(4)	13.48	0.02	(0.12)	(0.01)	(1.99)	11.38	(1.83)
2001	(4)	17.19	0.06	(1.00)	(0.08)	(2.69)	13.48	(6.25)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Small Cap Value Fund (1)
Class A
2006	(2)	$55,700	1.25%	0.46%
2005	(3)	46,467	1.25	0.78
2005	(4)	48,128	1.24	0.19
2004	(4)	43,192	1.23	0.21
2003	(4)	32,416	1.23	0.02
2002	(4)	27,205	1.23	(0.12)
2001	(4)	34,292	1.15	0.11
Class B
2006	(2)	$8,867	2.00%	(0.29)%
2005	(3)	8,913	2.00	0.03
2005	(4)	9,325	1.99	(0.56)
2004	(4)	9,901	1.98	(0.51)
2003	(4)	12,560	1.98	(0.73)
2002	(4)	12,008	1.98	(0.87)
2001	(4)	12,392	1.90	(0.64)
Class C
2006	(2)	$4,652	2.00%	(0.29)%
2005	(3)	4,590	2.00	0.03
2005	(4)	4,808	1.99	(0.56)
2004	(4)	4,609	1.98	(0.52)
2003	(4)	4,354	1.98	(0.74)
2002	(4)	4,873	1.98	(0.87)
2001	(4)	4,547	1.90	(0.65)
Class R (5)
2006	(2)	$655	1.50%	0.20%
2005	(3)	4	1.50	0.59
2005	(4)	4	1.49	(0.04)
2004	(4)	1	1.23	0.22
2003	(4)	1,351	1.23	0.04
2002	(4)	424	1.24	(0.11)
2001	(6)	—	—	—
Class Y
2006	(2)	$372,074	1.00%	0.71%
2005	(3)	348,166	1.00	1.03
2005	(4)	363,261	0.99	0.44
2004	(4)	367,774	0.98	0.50
2003	(4)	428,846	0.98	0.27
2002	(4)	368,092	0.98	0.13
2001	(4)	434,097	0.90	0.37

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (6)
Small-Mid Cap Core Fund (1) (2)
Class A
2006	(3)	$8.03	$0.02	$1.67	$—	$—	$9.72	21.05%
2005	(4)	8.31	(0.01)	(0.27)	—	—	8.03	(3.37)
2005	(5)	7.40	(0.07)	0.98	—	—	8.31	12.30
2004	(5)	7.05	(0.07)	0.42	—	—	7.40	4.96
2003	(5)	4.29	(0.03)	2.79	—	—	7.05	64.34
2002	(5)	6.36	(0.07)	(2.00)	—	—	4.29	(32.55)
2001	(5)	47.68	(0.15)	(33.55)	—	(7.62)	6.36	(83.30)
Class B
2006	(3)	$7.06	$(0.01)	$1.46	$—	$—	$8.51	20.54%
2005	(4)	7.31	(0.01)	(0.24)	—	—	7.06	(3.42)
2005	(5)	6.55	(0.11)	0.87	—	—	7.31	11.60
2004	(5)	6.29	(0.11)	0.37	—	—	6.55	4.13
2003	(5)	3.86	(0.07)	2.50	—	—	6.29	62.95
2002	(5)	5.77	(0.11)	(1.80)	—	—	3.86	(33.10)
2001	(5)	44.40	(0.26)	(30.75)	—	(7.62)	5.77	(83.42)
Class C
2006	(3)	$7.69	$(0.01)	$1.59	$—	$—	$9.27	20.55%
2005	(4)	7.97	(0.01)	(0.27)	—	—	7.69	(3.51)
2005	(5)	7.14	(0.12)	0.95	—	—	7.97	11.62
2004	(5)	6.86	(0.12)	0.40	—	—	7.14	4.08
2003	(5)	4.20	(0.07)	2.73	—	—	6.86	63.33
2002	(5)	6.28	(0.12)	(1.96)	—	—	4.20	(33.12)
2001	(5)	47.49	(0.26)	(33.33)	—	(7.62)	6.28	(83.43)
Class Y
2006	(3)	$8.34	$0.04	$1.72	$—	$—	$10.10	21.10%
2005	(4)	8.63	—	(0.29)	—	—	8.34	(3.36)
2005	(5)	7.66	(0.05)	1.02	—	—	8.63	12.66
2004	(5)	7.28	(0.05)	0.43	—	—	7.66	5.22
2003	(5)	4.42	(0.01)	2.87	—	—	7.28	64.71
2002	(5)	6.53	(0.05)	(2.06)	—	—	4.42	(32.31)
2001	(5)	48.60	(0.11)	(34.34)	—	(7.62)	6.53	(83.26)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  The financial highlights for Small-Mid Cap Core Fund as set forth herein include the historical financial highlights of the First American Technology Fund. Effective October 3, 2005, the fund's name and strategy changed.

  (3)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small-Mid Cap Core Fund (1) (2)
Class A
2006	(3)	$27,870	1.41%	0.54%	1.41%	0.54%	61%
2005	(4)	22,339	1.34	(0.86)	1.34	(0.86)	80
2005	(5)	23,016	1.42	(0.83)	1.50	(0.91)	197
2004	(5)	27,356	1.23	(0.86)	1.28	(0.91)	51
2003	(5)	27,936	1.23	(0.52)	1.29	(0.58)	110
2002	(5)	18,267	1.23	(0.89)	1.70	(1.36)	288
2001	(5)	29,084	1.15	(0.88)	1.22	(0.95)	269
Class B
2006	(3)	$9,885	2.16%	(0.19)%	2.16%	(0.19)%	61%
2005	(4)	10,054	2.09	(1.61)	2.09	(1.61)	80
2005	(5)	10,685	2.17	(1.59)	2.25	(1.67)	197
2004	(5)	13,445	1.98	(1.60)	2.03	(1.65)	51
2003	(5)	16,016	1.98	(1.26)	2.04	(1.32)	110
2002	(5)	11,190	1.98	(1.64)	2.45	(2.11)	288
2001	(5)	15,974	1.90	(1.63)	1.97	(1.70)	269
Class C
2006	(3)	$4,407	2.16%	(0.23)%	2.16%	(0.23)%	61%
2005	(4)	4,253	2.09	(1.61)	2.09	(1.61)	80
2005	(5)	4,485	2.17	(1.59)	2.25	(1.67)	197
2004	(5)	6,000	1.98	(1.60)	2.03	(1.65)	51
2003	(5)	7,056	1.98	(1.25)	2.04	(1.31)	110
2002	(5)	5,064	1.98	(1.64)	2.45	(2.11)	288
2001	(5)	9,010	1.90	(1.63)	1.98	(1.71)	269
Class Y
2006	(3)	$63,335	1.17%	0.80%	1.17%	0.80%	61%
2005	(4)	31,381	1.09	(0.61)	1.09	(0.61)	80
2005	(5)	33,537	1.17	(0.58)	1.25	(0.66)	197
2004	(5)	43,758	0.98	(0.60)	1.03	(0.65)	51
2003	(5)	59,817	0.98	(0.24)	1.04	(0.30)	110
2002	(5)	44,134	0.98	(0.64)	1.45	(1.11)	288
2001	(5)	59,653	0.90	(0.62)	0.96	(0.67)	269

Schedule of Investments April 30, 2006 (unaudited)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.0%
Consumer Discretionary – 14.0%
Circuit City Stores (a)	519,999	$14,950
Coldwater Creek (a) (b)	1,275,340	35,658
Harman International Industries (a)	291,808	25,676
Harrah's Entertainment (a)	314,550	25,680
P.F. Chang's China Bistro (a) (b)	246,463	10,502
Scientific Games, Class A (b)	1,386,973	52,830
Station Casinos (a)	520,080	40,088
Texas Roadhouse, Class A (a) (b)	1,514,263	22,865
XM Satellite (a) (b)	1,121,950	22,686
		250,935
Consumer Staples – 1.5%
Corn Products International (a)	467,501	13,090
Hershey Foods (a)	238,117	12,701
		25,791
Energy – 10.4%
BJ Services (a)	756,287	28,777
Chesapeake Energy (a)	248,020	7,857
Cooper Cameron (a) (b)	475,241	23,876
Hugoton Royalty Trust	29,194	807
Newfield Exploration (a) (b)	563,300	25,123
Smith International (a)	420,186	17,745
Southwestern Energy (a) (b)	466,696	16,810
Valero Energy	197,276	12,772
Weatherford International (a) (b)	611,400	32,362
XTO Energy (a)	489,826	20,744
		186,873
Financials – 9.9%
AllianceBernstein Holding	268,014	17,274
Bear Stearns (a)	264,240	37,657
Calamos Asset Management (a)	228,482	8,856
Chicago Mercantile Exchange (a)	32,610	14,935
CIT Group	363,340	19,624
ICICI Bank – ADR	714,334	19,594
Legg Mason	177,910	21,079
Northern Trust	283,427	16,691
TD Ameritrade (a)	1,155,248	21,441
		177,151
Healthcare – 15.6%
Aetna (a)	108,107	4,162
Caremark Rx (a) (b)	455,704	20,757
Coventry Health Care (b)	441,195	21,914
DENTSPLY International	523,554	31,240
Endo Pharmaceuticals (a) (b)	451,400	14,197
Fisher Scientific International (a) (b)	312,300	22,033
Healthways (a) (b)	469,659	23,041
Humana (b)	366,948	16,579
PerkinElmer	1,670,455	35,815
Quest Diagnostics (a)	417,989	23,295
Sierra Health Services (a) (b)	491,100	19,256
Thermo Electron (b)	1,255,870	48,401
		280,690
Industrials – 19.9%
Dun & Bradstreet (a) (b)	645,170	49,691
Kennametal (a)	345,450	21,366
L-3 Communications Holdings (a)	440,160	35,961

Mid Cap Growth Opportunities Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Monster Worldwide (a) (b)	1,071,750	$61,519
MSC Industrial Direct, Class A	725,450	37,622
Precision Castparts (a)	480,620	30,269
Republic Services	678,015	29,839
Rockwell Automation	309,231	22,407
Roper Industries (a)	511,200	24,262
Toro (a)	351,850	17,399
UTi Worldwide (a)	854,088	26,639
		356,974
Information Technology – 24.5%
Adobe Systems (a) (b)	686,444	26,909
Amphenol, Class A	602,640	34,833
Apple Computer (b)	272,470	19,179
Autodesk (b)	798,637	33,575
Broadcom, Class A (a) (b)	672,975	27,666
Citrix Systems (b)	496,939	19,838
Cogent (a) (b)	346,960	5,676
Cognizant Technology Solutions (a) (b)	500,230	31,820
Cognos (a) (b)	632,399	23,569
Electronic Data Systems (a)	624,260	16,905
Freescale Semiconductor, Class A (a) (b)	341,810	10,808
Freescale Semiconductor, Class B (b)	269,240	8,527
Hyperion Solutions (b)	530,365	16,240
Linear Technology (a)	523,533	18,585
MEMC Electronic Materials (a) (b)	1,020,780	41,444
Microchip Technology (a)	753,580	28,078
National Semiconductor	414,376	12,423
Paychex (a)	734,994	29,686
Red Hat (a) (b)	629,750	18,508
Trident Microsystems (a) (b)	609,990	16,226
		440,495
Telecommunication Services – 2.2%
American Tower, Class A (a) (b)	1,170,927	39,975
Total Common Stocks (Cost $1,326,456)		1,758,884
Short-Term Investment – 1.8%
First American Prime Obligations Fund, Class Z (c) (Cost $32,963)	32,962,721	32,963
Investments Purchased with Proceeds from Securities Lending (d) – 35.8%
(Cost $642,880)		642,880
Total Investments – 135.6% (Cost $2,002,299)		2,434,727
Other Assets and Liabilities, Net – (35.6)%		(638,826)
Total Net Assets – 100.0%		$1,795,901

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $627,791,534 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR – American Depository Receipt

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 96.9%
Consumer Discretionary – 14.8%
Autoliv	144,830	$8,009
Black & Decker (a)	141,601	13,255
BorgWarner (a)	174,834	10,618
Circuit City Stores (a)	249,416	7,171
Dollar Tree Stores (a) (b)	217,575	5,672
Federated Department Stores	55,690	4,335
Foot Locker (a)	254,443	5,898
Fortune Brands	118,463	9,513
Harrah's Entertainment	118,059	9,638
J.C. Penney (a)	211,134	13,821
Office Depot (a) (b)	255,017	10,349
Pulte Homes (a)	347,824	12,991
Sherwin-Williams (a)	229,348	11,683
		122,953
Consumer Staples – 6.6%
Archer-Daniels-Midland	428,788	15,582
Corn Products International	212,461	5,949
Kroger (a) (b)	756,940	15,336
Molson Coors Brewing (a)	91,406	6,751
Pepsi Bottling	357,571	11,478
		55,096
Energy – 6.2%
Amerada Hess (a)	69,305	9,929
BJ Services (a)	209,492	7,971
GlobalSantaFe (a)	199,277	12,198
Kerr-McGee	142,585	14,238
Newfield Exploration (b)	160,238	7,147
		51,483
Financials (c)– 29.3%
ACE	207,908	11,547
Ambac Financial Group	163,706	13,483
AON (a)	307,573	12,890
Astoria Financial (a)	327,733	10,265
Bear Stearns (a)	147,790	21,062
Boston Properties (a)	129,914	11,467
Brookfield Properties	195,992	6,291
Camden Property Trust (a)	90,156	6,196
CIT Group	265,583	14,344
Comerica (a)	138,245	7,862
Cullen/Frost Bankers	186,590	10,800
Developers Diversified Realty (a)	195,737	10,413
Genworth Financial, Class A	363,958	12,083
KeyCorp (a)	364,412	13,928
Marshall & Ilsley (a)	301,062	13,765
MGIC Investment (a)	207,499	14,670
Northern Trust	180,409	10,624
PMI Group (a)	133,916	6,180
Principal Financial Group (a)	72,121	3,701
Prologis	115,150	5,783
Synovus Financial (a)	201,557	5,644
Vornado Realty Trust (a)	92,833	8,879
W.R. Berkley	302,055	11,303
		243,180
Healthcare – 5.4%
Biogen IDEC (b)	73,549	3,299
CIGNA	80,250	8,587

Mid Cap Value Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Community Health Systems (b)	346,762	$12,566
Health Net (b)	225,355	9,172
PerkinElmer	503,130	10,787
		44,411
Industrials – 9.6%
American Standard (a)	309,765	13,484
Armor Holdings (a) (b)	139,716	8,532
CSX	68,062	4,662
Eaton	211,846	16,238
Kennametal (a)	192,565	11,910
Norfolk Southern	195,935	10,580
Republic Services	322,380	14,188
		79,594
Information Technology – 9.2%
Amphenol, Class A	157,965	9,130
Arrow Electronics (b)	378,845	13,714
Electronic Data Systems (a)	481,997	13,053
Freescale Semiconductor, Class B (b)	306,753	9,715
Harris (a)	180,419	8,402
Ingram Micro (a) (b)	411,899	7,575
Lucent Technologies (a) (b)	1,184,262	3,304
National Semiconductor	150,857	4,523
Xerox (a) (b)	462,183	6,489
		75,905
Materials – 5.9%
Ashland (a)	166,261	10,943
Packaging Corporation of America	368,363	8,281
Phelps Dodge	52,078	4,489
Rohm & Haas	255,608	12,934
Sonoco Products (a)	385,330	12,068
		48,715
Utilities – 9.9%
Alliant Energy (a)	209,109	6,683
Constellation Energy	220,294	12,099
Edison International	267,274	10,801
PG&E (a)	286,615	11,419
PPL	469,195	13,625
Public Service Enterprises (a)	145,867	9,146
Sempra Energy	173,650	7,991
Wisconsin Energy	261,004	10,192
		81,956
Total Common Stocks (Cost $649,953)		803,293

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Mid Cap Value Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investment – 2.8%
First American Prime Obligations Fund, Class Z (d) (Cost $23,541)	23,540,890	$23,541
Investments Purchased with Proceeds from Securities Lending (e) – 32.0%
(Cost $265,380)		265,380
Total Investments – 131.7% (Cost $938,874)		1,092,214
Other Assets and Liabilities, Net – (31.7)%		(262,706)
Total Net Assets – 100.0%		$829,508

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $260,432,203 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The fund significantly invested in this industry and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Assets and Liabilities April 30, 2006, (unaudited) in thousands, except for per share data

	Mid Cap Growth Opportunities Fund	Mid Cap Value Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost: $1,326,456, and $649,953, respectively) (note 2)	$1,758,884	$803,293
Investments in affiliated money market fund, at value (cost: $32,963 and $23,541, respectively) (note 2)	32,963	23,541
Investments purchased with proceeds from securities lending (cost: $642,880 and $265,380, respectively) (note 2)	642,880	265,380
Receivable for dividends and interest	487	394
Receivable for investment securities sold	19,875	—
Receivable for capital shares sold	2,385	3,597
Prepaid expenses and other assets	31	33
Total assets	2,457,505	1,096,238
LIABILITIES:
Payable for investment securities purchased	14,332	—
Payable upon return of securities loaned (note 2)	642,880	265,380
Payable for capital shares redeemed	2,799	609
Payable to affiliates (note 3)	1,437	667
Payable for distribution and shareholder servicing fees	108	41
Accrued expenses and other liabilities	48	33
Total liabilities	661,604	266,730
Net assets	$1,795,901	$829,508
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,315,185	$652,387
Undistributed net investment income	977	15
Accumulated net realized gain on investments	47,311	23,766
Net unrealized appreciation of investments	432,428	153,340
Net assets	$1,795,901	$829,508
* Including securities loaned, at value	$627,792	$260,432
Class A:
Net assets	$346,805	$105,279
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	8,045	4,054
Net asset value and redemption price per share	$43.11	$25.97
Maximum offering price per share (1)	$45.62	$27.48
Class B:
Net assets	$17,327	$8,986
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	435	361
Net asset value, offering price and redemption price per share (2)	$39.85	$24.87
Class C:
Net assets	$19,574	$12,660
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	473	499
Net asset value, offering price and redemption price per share (2)	$41.41	$25.38
Class R:
Net assets	$14,709	$5,827
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	343	225
Net asset value, offering price, and redemption price per share	$42.87	$25.89
Class Y:
Net assets	$1,397,486	$696,756
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	30,828	26,708
Net asset value, offering price, and redemption price per share	$45.33	$26.09

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended April 30, 2006 (unaudited), in thousands

	Mid Cap Growth Opportunities Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends from affiliated money market fund	$644	$410
Dividends from unaffiliated securities	8,961	6,612
Less: Foreign taxes withheld	—	(5)
Securities lending income	248	100
Total investment income	9,853	7,117
EXPENSES (note 3):
Investment advisory fees	5,876	2,625
Administration fees	1,064	478
Transfer agent fees	1,153	528
Custodian fees	42	19
Professional fees	17	17
Registration fees	40	36
Postage and printing fees	57	27
Directors' fees	17	12
Other expenses	16	13
Distribution and shareholder servicing fees – Class A	403	100
Distribution and shareholder servicing fees – Class B	80	46
Distribution and shareholder servicing fees – Class C	89	50
Distribution and shareholder servicing fees – Class R	38	8
Total expenses	8,892	3,959
Less: Fee waivers (note 3)	(9)	(2)
Less: Indirect payments from custodian (note 3)	(8)	(7)
Total net expenses	8,875	3,950
Investment income – net	978	3,167
REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET (note 5):
Net realized gain on investments	88,535	24,470
Net change in unrealized appreciation or depreciation of investments	177,550	70,119
Net gain on investments	266,085	94,589
Net increase in net assets resulting from operations	$267,063	$97,756

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets in thousands

	Mid Cap Growth Opportunities Fund			Mid Cap Value Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income (loss) – net	$978	$(729)	$(6,568)	$3,167	$(161)	$4,429
Net realized gain on investments	88,535	33,519	180,742	24,470	4,915	88,747
Net change in unrealized appreciation or depreciation of investments	177,550	(63,233)	166,265	70,119	(27,884)	30,399
Net increase (decrease) in net assets resulting from operations	267,063	(30,443)	340,439	97,756	(23,130)	123,575
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	(331)	—	(164)
Class B	—	—	—	(14)	—	(1)
Class C	—	—	—	(21)	—	—
Class R	—	—	—	(11)	—	—
Class Y	—	—	—	(2,961)	—	(3,591)
Net realized gain on investments:
Class A	(31,106)	—	(26,799)	(3,267)	—	—
Class B	(1,639)	—	(1,832)	(485)	—	—
Class C	(1,741)	—	(1,996)	(427)	—	—
Class R	(1,068)	—	(2)	(81)	—	—
Class Y	(121,918)	—	(164,469)	(31,352)	—	—
Total distributions	(157,472)	—	(195,098)	(38,950)	—	(3,756)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	85,868	7,177	141,968	47,083	4,466	29,979
Reinvestment of distributions	30,411	—	25,770	3,448	—	156
Payments for redemptions	(104,093)	(4,287)	(44,583)	(7,677)	(866)	(11,836)
Increase in net assets from Class A transactions	12,186	2,890	123,155	42,854	3,600	18,299
Class B:
Proceeds from sales	1,742	139	3,307	973	84	2,023
Reinvestment of distributions	1,544	—	1,767	483	—	1
Payments for redemptions (note 3)	(1,368)	(186)	(2,148)	(2,403)	(662)	(3,940)
Increase (decrease) in net assets from Class B transactions	1,918	(47)	2,926	(947)	(578)	(1,916)
Class C:
Proceeds from sales	4,926	445	6,924	5,023	427	4,164
Reinvestment of distributions	1,697	—	1,992	424	—	—
Payments for redemptions (note 3)	(3,461)	(1,748)	(5,357)	(986)	(165)	(994)
Increase (decrease) in net assets from Class C transactions	3,162	(1,303)	3,559	4,461	262	3,170
Class R:
Proceeds from sales	8,324	198	5,771	5,151	421	366
Reinvestment of distributions	1,068	—	2	87	—	—
Payments for redemptions	(846)	(94)	(481)	(374)	(5)	(5)
Increase in net assets from Class R transactions	8,546	104	5,292	4,864	416	361
Class Y:
Proceeds from sales	102,845	9,636	217,915	68,600	6,506	155,251
Reinvestment of distributions	98,347	—	131,612	26,014	—	2,282
Payments for redemptions	(129,642)	(20,617)	(366,059)	(47,173)	(8,542)	(79,482)
Increase (decrease) in net assets from Class Y transactions	71,550	(10,981)	(16,532)	47,441	(2,036)	78,051
Increase (decrease) in net assets from capital share transactions	97,362	(9,337)	118,400	98,673	1,664	97,965
Total increase (decrease) in net assets	206,953	(39,780)	263,741	157,479	(21,466)	217,784
Net assets at beginning of period	1,588,948	1,628,728	1,364,987	672,029	693,495	475,711
Net assets at end of period	$1,795,901	$1,588,948	$1,628,728	$829,508	$672,029	$693,495
Undistributed (distributions in excess of) net investment income at end of period	$977	$(1)	$(1)	$15	$186	$186

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated period.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)
Mid Cap Growth Opportunities Fund (1)
Class A
2006	(2) (3)	$40.77	$(0.01)	$6.62	$(4.27)	$43.11	17.25%
2005	(3) (4)	41.55	(0.02)	(0.76)	—	40.77	(1.88)
2005	(3) (5)	38.19	(0.24)	9.65	(6.05)	41.55	26.25
2004	(3) (5)	33.68	(0.30)	5.88	(1.07)	38.19	16.88
2003	(3) (5)	26.45	(0.18)	7.41	—	33.68	27.33
2002	(5)	28.33	(0.11)	(1.77)	—	26.45	(6.64)
2001	(3) (6)	54.63	(0.06)	(8.40)	(17.84)	28.33	(20.00)
Class B
2006	(2) (3)	$38.12	$(0.15)	$6.15	$(4.27)	$39.85	16.82%
2005	(3) (4)	38.87	(0.05)	(0.70)	—	38.12	(1.93)
2005	(3) (5)	36.31	(0.51)	9.12	(6.05)	38.87	25.29
2004	(3) (5)	32.30	(0.55)	5.63	(1.07)	36.31	16.03
2003	(3) (5)	25.56	(0.39)	7.13	—	32.30	26.37
2002	(5)	27.59	(0.18)	(1.85)	—	25.56	(7.36)
2001	(3) (6)	53.97	(0.29)	(8.25)	(17.84)	27.59	(20.60)
Class C
2006	(2) (3)	$39.46	$(0.16)	$6.38	$(4.27)	$41.41	16.81%
2005	(3) (4)	40.23	(0.05)	(0.72)	—	39.46	(1.91)
2005	(3) (5)	37.40	(0.53)	9.41	(6.05)	40.23	25.27
2004	(3) (5)	33.24	(0.57)	5.80	(1.07)	37.40	16.03
2003	(3) (5)	26.29	(0.40)	7.35	—	33.24	26.43
2002	(5)	28.33	(0.10)	(1.94)	—	26.29	(7.20)
2001	(3) (7)	27.40	—	0.93	—	28.33	3.39
Class R (8)
2006	(2) (3)	$40.61	$(0.07)	$6.60	$(4.27)	$42.87	17.11%
2005	(3) (4)	41.40	(0.03)	(0.76)	—	40.61	(1.91)
2005	(3) (5)	38.15	(0.31)	9.61	(6.05)	41.40	25.95
2004	(3) (5)	33.66	(0.30)	5.86	(1.07)	38.15	16.83
2003	(3) (5)	26.43	(0.17)	7.40	—	33.66	27.36
2002	(5)	28.29	(0.07)	(1.79)	—	26.43	(6.58)
2001	(3) (9)	35.75	(0.06)	(7.40)	—	28.29	(20.87)
Class Y
2006	(2) (3)	$42.61	$0.04	$6.95	$(4.27)	$45.33	17.41%
2005	(3) (4)	43.42	(0.02)	(0.79)	—	42.61	(1.86)
2005	(3) (5)	39.58	(0.16)	10.05	(6.05)	43.42	26.57
2004	(3) (5)	34.78	(0.21)	6.08	(1.07)	39.58	17.18
2003	(3) (5)	27.25	(0.09)	7.62	—	34.78	27.68
2002	(5)	29.11	(0.05)	(1.81)	—	27.25	(6.39)
2001	(3) (6)	55.52	0.02	(8.59)	(17.84)	29.11	(19.84)

  (1)  The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Fistar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (9)  For the period from December 11, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Growth Opportunities Fund (1)
Class A
2006	(2) (3)	$346,805	1.24%	(0.04)%	1.24%	(0.04)%	30%
2005	(3) (4)	314,830	1.23	(0.72)	1.23	(0.72)	9
2005	(3) (5)	317,906	1.21	(0.62)	1.24	(0.65)	107
2004	(3) (5)	173,436	1.20	(0.79)	1.24	(0.83)	135
2003	(3) (5)	154,499	1.20	(0.58)	1.25	(0.63)	145
2002	(5)	75,002	1.20	(0.34)	1.26	(0.40)	162
2001	(3) (6)	82,043	1.20	(0.19)	1.22	(0.21)	204
Class B
2006	(2) (3)	$17,327	1.99%	(0.81)%	1.99%	(0.81)%	30%
2005	(3) (4)	14,586	1.98	(1.47)	1.98	(1.47)	9
2005	(3) (5)	14,922	1.96	(1.40)	1.99	(1.43)	107
2004	(3) (5)	10,974	1.95	(1.54)	1.99	(1.58)	135
2003	(3) (5)	9,055	1.95	(1.33)	2.00	(1.38)	145
2002	(5)	4,227	1.95	(1.08)	2.01	(1.14)	162
2001	(3) (6)	2,606	1.94	(0.95)	1.97	(0.98)	204
Class C
2006	(2) (3)	$19,574	1.99%	(0.80)%	1.99%	(0.80)%	30%
2005	(3) (4)	15,435	1.98	(1.47)	1.98	(1.47)	9
2005	(3) (5)	17,079	1.96	(1.40)	1.99	(1.43)	107
2004	(3) (5)	12,356	1.95	(1.54)	1.99	(1.58)	135
2003	(3) (5)	12,649	1.95	(1.33)	2.00	(1.38)	145
2002	(5)	1,136	1.95	(1.07)	2.01	(1.13)	162
2001	(3) (7)	—	—	—	—	—	204
Class R (8)
2006	(2) (3)	$14,709	1.49%	(0.33)%	1.64%	(0.48)%	30%
2005	(3) (4)	5,502	1.48	(0.97)	1.63	(1.12)	9
2005	(3) (5)	5,501	1.46	(0.77)	1.64	(0.95)	107
2004	(3) (5)	1	1.20	(0.81)	1.24	(0.85)	135
2003	(3) (5)	10,284	1.20	(0.56)	1.25	(0.61)	145
2002	(5)	5,869	1.20	(0.33)	1.26	(0.39)	162
2001	(3) (9)	1,484	1.19	(0.24)	1.23	(0.28)	204
Class Y
2006	(2) (3)	$1,397,486	0.99%	0.18%	0.99%	0.18%	30%
2005	(3) (4)	1,238,595	0.98	(0.47)	0.98	(0.47)	9
2005	(3) (5)	1,273,320	0.96	(0.40)	0.99	(0.43)	107
2004	(3) (5)	1,168,220	0.95	(0.54)	0.99	(0.58)	135
2003	(3) (5)	1,153,657	0.95	(0.30)	1.00	(0.35)	145
2002	(5)	477,210	0.95	(0.08)	1.01	(0.14)	162
2001	(3) (6)	406,349	0.95	0.06	0.97	0.04	204

Financial Highlights For a share outstanding throughout the indicated period.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period
Mid Cap Value Fund (1)
Class A
2006	(2)	$24.04	$0.07	$3.21	$(0.09)	$(1.26)	—	$25.97
2005	(3)	24.88	(0.01)	(0.83)	—	—	—	24.04
2005	(4)	20.09	0.13	4.76	(0.10)	—	—	24.88
2004	(4)	16.30	0.08	3.77	(0.06)	—	— (7)	20.09
2003	(4)	13.29	0.18	2.96	(0.12)	—	(0.01)	16.30
2002	(4)	13.74	0.13	(0.44)	(0.10)	—	(0.04)	13.29
2001	(4)	14.62	0.10	(0.88)	(0.10)	—	—	13.74
Class B
2006	(2)	$23.12	$(0.01)	$3.06	$(0.04)	$(1.26)	—	$24.87
2005	(3)	23.94	(0.02)	(0.80)	—	—	—	23.12
2005	(4)	19.39	(0.05)	4.60	—	—	—	23.94
2004	(4)	15.81	(0.06)	3.65	(0.01)	—	— (7)	19.39
2003	(4)	12.92	0.07	2.87	(0.04)	—	(0.01)	15.81
2002	(4)	13.37	0.01	(0.41)	(0.01)	—	(0.04)	12.92
2001	(4)	14.28	(0.01)	(0.88)	(0.02)	—	—	13.37
Class C
2006	(2)	$23.57	$(0.02)	$3.14	$(0.05)	$(1.26)	—	$25.38
2005	(3)	24.40	(0.02)	(0.81)	—	—	—	23.57
2005	(4)	19.77	(0.03)	4.66	—	—	—	24.40
2004	(4)	16.12	(0.06)	3.72	(0.01)	—	— (7)	19.77
2003	(4)	13.17	0.07	2.93	(0.04)	—	(0.01)	16.12
2002	(4)	13.63	0.01	(0.43)	—	—	(0.04)	13.17
2001	(4)	14.55	(0.01)	(0.89)	(0.02)	—	—	13.63
Class R (5)
2006	(2)	$24.00	$0.02	$3.21	$(0.08)	$(1.26)	—	$25.89
2005	(3)	24.83	(0.01)	(0.82)	—	—	—	24.00
2005	(4)	20.09	0.12	4.70	(0.08)	—	—	24.83
2004	(4)	16.31	0.07	3.76	(0.05)	—	— (7)	20.09
2003	(4)	13.29	0.16	2.99	(0.12)	—	(0.01)	16.31
2002	(4)	13.74	0.13	(0.44)	(0.10)	—	(0.04)	13.29
2001	(6)	13.31	0.01	0.42	—	—	—	13.74
Class Y
2006	(2)	$24.14	$0.11	$3.21	$(0.11)	$(1.26)	—	$26.09
2005	(3)	24.98	—	(0.84)	—	—	—	24.14
2005	(4)	20.17	0.18	4.78	(0.15)	—	—	24.98
2004	(4)	16.36	0.12	3.79	(0.10)	—	— (7)	20.17
2003	(4)	13.33	0.21	2.98	(0.15)	—	(0.01)	16.36
2002	(4)	13.77	0.17	(0.44)	(0.13)	—	(0.04)	13.33
2001	(4)	14.68	0.14	(0.92)	(0.13)	—	—	13.77

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Includes a tax return of capital less than $0.01.

  (8)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Total Return (8)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Value Fund (1)
Class A
2006	(2)	14.02%	$105,279	1.25%	0.60%	1.25%	0.60%	30%
2005	(3)	(3.38)	56,125	1.23	(0.48)	1.23	(0.48)	10
2005	(4)	24.38	54,360	1.21	0.59	1.25	0.55	101
2004	(4)	23.65	28,561	1.20	0.41	1.25	0.36	83
2003	(4)	23.71	16,598	1.20	1.21	1.25	1.16	102
2002	(4)	(2.41)	13,083	1.20	0.83	1.26	0.77	90
2001	(4)	(5.41)	13,583	1.15	0.67	1.15	0.67	104
Class B
2006	(2)	13.58%	$8,986	2.00%	(0.07)%	2.00%	(0.07)%	30%
2005	(3)	(3.43)	9,252	1.98	(1.25)	1.98	(1.25)	10
2005	(4)	23.47	10,157	1.96	(0.21)	2.00	(0.25)	101
2004	(4)	22.69	9,928	1.95	(0.35)	2.00	(0.40)	83
2003	(4)	22.84	10,154	1.95	0.50	2.00	0.45	102
2002	(4)	(3.07)	10,410	1.95	0.08	2.01	0.02	90
2001	(4)	(6.21)	11,311	1.90	(0.08)	1.90	(0.08)	104
Class C
2006	(2)	13.60%	$12,660	2.00%	(0.15)%	2.00%	(0.15)%	30%
2005	(3)	(3.40)	7,439	1.98	(1.24)	1.98	(1.24)	10
2005	(4)	23.43	7,426	1.96	(0.15)	2.00	(0.19)	101
2004	(4)	22.69	3,342	1.95	(0.33)	2.00	(0.38)	83
2003	(4)	22.84	2,916	1.95	0.51	2.00	0.46	102
2002	(4)	(3.09)	3,207	1.95	0.08	2.01	0.02	90
2001	(4)	(6.17)	3,312	1.90	(0.04)	1.90	(0.04)	104
Class R (5)
2006	(2)	13.86%	$5,827	1.51%	0.31%	1.66%	0.16%	30%
2005	(3)	(3.34)	785	1.47	(0.69)	1.62	(0.84)	10
2005	(4)	24.04	380	1.46	0.52	1.65	0.33	101
2004	(4)	23.51	1	1.20	0.37	1.25	0.32	83
2003	(4)	23.80	966	1.20	1.07	1.25	1.02	102
2002	(4)	(2.40)	158	1.20	0.87	1.26	0.81	90
2001	(6)	3.23	44	0.85	5.19	0.85	5.19	104
Class Y
2006	(2)	14.17%	$696,756	1.00%	0.91%	1.00%	0.91%	30%
2005	(3)	(3.36)	598,428	0.98	(0.24)	0.98	(0.24)	10
2005	(4)	24.68	621,172	0.96	0.80	1.00	0.76	101
2004	(4)	23.95	433,879	0.95	0.66	1.00	0.61	83
2003	(4)	24.06	332,243	0.95	1.45	1.00	1.40	102
2002	(4)	(2.12)	259,990	0.95	1.08	1.01	1.02	90
2001	(4)	(5.37)	291,932	0.90	0.92	0.90	0.92	104

Schedule of Investments April 30, 2006 (unaudited)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 95.9%
Consumer Discretionary – 12.3%
Harrah's Entertainment (a)	172,245	$14,062
Lowe's (a)	496,504	31,305
Nike, Class B (a)	149,439	12,230
Staples (a)	412,692	10,899
Starbucks (a) (b)	403,438	15,036
Station Casinos (a)	185,840	14,324
Target	531,182	28,206
		126,062
Consumer Staples – 7.5%
Altria Group	140,930	10,310
Coca-Cola	144,349	6,057
Colgate-Palmolive (a)	135,407	8,005
PepsiCo	494,769	28,815
Procter & Gamble (a)	320,661	18,666
Wal-Mart Stores (a)	111,825	5,036
		76,889
Energy – 4.6%
Apache (a)	160,528	11,404
Baker Hughes (a)	100,535	8,126
Exxon Mobil (a)	203,292	12,824
Halliburton (a)	73,222	5,722
Valero Energy	132,469	8,576
		46,652
Financials – 13.1%
Allstate (a)	194,730	11,000
American Express	494,930	26,632
American International Group	263,010	17,161
Capital One Financial (a)	78,020	6,760
CIT Group	158,940	8,584
Goldman Sachs Group (a)	154,361	24,743
ICICI Bank, ADR (a)	388,656	10,661
TD Ameritrade	500,000	9,280
Wells Fargo (a)	275,800	18,945
		133,766
Healthcare – 14.4%
Aetna	80,502	3,099
Alcon (a) (b)	72,309	7,355
Amgen (a) (b)	369,990	25,048
Caremark Rx (a) (b)	297,486	13,550
Genentech (a) (b)	74,338	5,925
Humana (b)	108,071	4,883
Medtronic (a)	430,442	21,574
Novartis AG, ADR	244,907	14,085
PerkinElmer	464,390	9,956
Teva Pharmaceutical Industries, ADR (a)	218,440	8,847
UnitedHealth Group	420,601	20,921
Zimmer Holdings (a) (b)	190,855	12,005
		147,248
Industrials – 17.0%
Boeing	131,335	10,960
Danaher (a)	232,030	14,875
Dun & Bradstreet (b)	133,500	10,282
Fastenal (a)	185,142	8,667
General Electric	1,419,395	49,097
Illinois Tool Works	162,190	16,657
Precision Castparts (a)	180,412	11,362
Rockwell Automation	134,970	9,780
Rockwell Collins (a)	150,502	8,609
United Technologies	353,450	22,200
UTi Worldwide (a)	357,240	11,142
		173,631

Large Cap Growth Opportunities Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Information Technology (c) – 25.0%
Adobe Systems (a) (b)	386,840	$15,164
Amphenol, Class A	259,040	14,973
Apple Computer (b)	273,922	19,281
Autodesk (b)	279,975	11,770
Broadcom, Class A (b)	161,346	6,633
Corning (b)	889,925	24,589
eBay (a) (b)	181,237	6,236
EMC (b)	965,120	13,039
Google (b)	54,842	22,921
Hewlett-Packard	536,630	17,424
Linear Technology (a)	214,340	7,609
MEMC Electronic Materials (a) (b)	245,993	9,987
Microchip Technology (a)	275,150	10,252
Microsoft	189,187	4,569
Motorola	642,390	13,715
Paychex (a)	337,735	13,641
QUALCOMM	262,531	13,478
Red Hat (a) (b)	166,979	4,908
Texas Instruments (a)	754,334	26,183
		256,372
Materials – 1.0%
Dow Chemical	252,708	10,263
Telecommunication Services – 1.0%
American Tower, Class A (a) (b)	313,961	10,719
Total Common Stocks (Cost $845,239)		981,602
Short-Term Investment – 2.3%
First American Prime Obligations Fund, Class Z (d) (Cost $23,567)	23,566,982	23,567
Investments Purchased with Proceeds from Securities Lending (e) – 31.3%
(Cost $320,819)		320,819
Total Investments – 129.5% (Cost $1,189,625)		1,325,988
Other Assets and Liabilities, Net – (29.5)%		(302,012)
Total Net Assets – 100.0%		$1,023,976

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $315,276,509 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR – American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 96.2%
Consumer Discretionary – 8.2%
Circuit City Stores	113,843	$3,273
Harrah's Entertainment (a)	79,824	6,517
J.C. Penney (a)	80,454	5,266
Omnicom Group (a)	85,261	7,674
Scientific Games, Class A (a) (b)	137,227	5,227
Starbucks (b)	101,472	3,782
Station Casinos	71,185	5,487
		37,226
Consumer Staples – 6.9%
Avon Products (a)	135,116	4,406
PepsiCo	134,706	7,845
Wal-Mart Stores (a)	423,053	19,050
		31,301
Energy – 10.4%
Amerada Hess	36,009	5,159
Apache	142,995	10,158
Baker Hughes (a)	116,199	9,392
ConocoPhillips	139,717	9,347
Exxon Mobil	104,592	6,598
Halliburton (a)	84,068	6,570
		47,224
Financials (c) – 25.3%
ACE	188,881	10,490
Allstate	116,590	6,586
Ambac Financial Group	54,781	4,512
American International Group	321,730	20,993
Bank of America	372,427	18,592
Capital One Financial (a)	64,237	5,565
CIT Group	91,959	4,967
Goldman Sachs Group (a)	98,145	15,732
Lehman Brothers Holdings (a)	47,778	7,222
PMI Group (a)	95,973	4,429
Wells Fargo	226,807	15,579
		114,667
Healthcare – 10.8%
Alcon (a)	43,184	4,392
Amgen (a) (b)	100,557	6,808
Humana (b)	101,064	4,566
Novartis AG, ADR	80,494	4,629
Teva Pharmaceutical Industries, ADR (a)	116,026	4,699
UnitedHealth Group	136,096	6,770
Wyeth Pharmaceuticals	346,502	16,864
		48,728
Industrials – 11.0%
Boeing	80,340	6,704
Eaton (a)	112,875	8,652
General Electric	604,755	20,919
Illinois Tool Works	132,094	13,566
		49,841
Information Technology – 17.8%
Adobe Systems (b)	69,676	2,731
Apple Computer (b)	104,429	7,351
Autodesk (b)	225,415	9,477
Corning (b)	308,122	8,513
Electronic Data Systems (a)	176,132	4,770
Hewlett-Packard	510,784	16,585
Motorola	453,858	9,690
QUALCOMM	187,666	9,635
Red Hat (a) (b)	157,198	4,620
Texas Instruments	202,720	7,036
		80,408

Large Cap Select Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Materials – 4.2%
Dow Chemical	332,480	$13,502
International Paper (a)	150,337	5,465
		18,967
Telecommunication Services – 0.6%
American Tower, Class A (a) (b)	81,340	2,777
Utilities – 1.0%
Mirant (a) (b)	177,667	4,364
Total Common Stocks (Cost $390,040)		435,503
Short-Term Investment – 1.6%
First American Prime Obligations Fund, Class Z (d) (Cost $7,364)	7,363,581	7,364
Investments Purchased with Proceeds from Securities Lending (e) – 28.2%
(Cost $127,549)		127,549
Total Investments – 126.0% (Cost $524,953)		570,416
Other Assets and Liabilities, Net – (26.0)%		(117,787)
Total Net Assets – 100.0%		$452,629

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $124,948,730 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR – American Depositary Receipt

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.0%
Consumer Discretionary – 9.0%
Comcast, Class A (a) (b)	378,811	$11,724
Harrah's Entertainment (a)	133,880	10,930
J.C. Penney (a)	199,626	13,068
Nike, Class B (a)	157,964	12,928
Sherwin-Williams (a)	253,190	12,897
Time Warner	1,247,435	21,705
		83,252
Consumer Staples – 6.7%
Altria Group	233,352	17,072
Archer-Daniels-Midland	224,126	8,145
Colgate-Palmolive (a)	161,499	9,548
General Mills (a)	216,549	10,684
Kroger (a) (b)	804,617	16,302
		61,751
Energy – 15.2%
Apache	217,543	15,454
BP, ADR (a)	282,544	20,829
ChevronTexaco	187,782	11,459
Exxon Mobil (a)	708,186	44,672
GlobalSantaFe (a)	156,213	9,562
Halliburton (a)	124,340	9,717
Marathon Oil	214,184	16,998
Valero Energy	179,113	11,596
		140,287
Financials (c) – 34.3%
ACE	329,500	18,300
Allstate (a)	246,623	13,932
Ambac Financial Group	144,746	11,921
American International Group	443,816	28,959
Bank of America	833,054	41,586
Capital One Financial (a)	147,714	12,798
CIT Group	263,353	14,224
Citigroup	567,288	28,336
Comerica (a)	160,084	9,104
Freddie Mac	100,531	6,138
Genworth Financial	423,688	14,067
Goldman Sachs Group (a)	104,463	16,744
Lehman Brothers Holdings (a)	87,866	13,281
Marshall & Ilsley (a)	180,242	8,241
Merrill Lynch (a)	212,096	16,175
MGIC Investment (a)	170,951	12,086
Northern Trust	225,376	13,272
Wachovia	167,793	10,042
Wells Fargo	403,976	27,749
		316,955
Healthcare – 6.6%
CIGNA	68,953	7,378
HCA (a)	150,452	6,603
Merck (a)	301,802	10,388
Pfizer	676,476	17,135
Wyeth Pharmaceuticals (a)	404,398	19,682
		61,186
Industrials – 8.5%
Boeing	93,592	7,810
Deere & Company (a)	133,959	11,759
Eaton (a)	189,166	14,500
Emerson Electric	138,214	11,741
General Electric	572,413	19,800
Norfolk Southern (a)	238,782	12,894
		78,504

Large Cap Value Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Information Technology – 8.1%
Accenture (a)	309,806	$9,006
Electronic Data Systems (a)	279,714	7,575
Hewlett-Packard	1,031,468	33,492
Motorola	496,316	10,596
Texas Instruments	418,510	14,526
		75,195
Materials – 3.7%
Dow Chemical	417,975	16,974
International Paper (a)	319,729	11,622
Phelps Dodge	65,802	5,672
		34,268
Telecommunication Services – 3.5%
BellSouth	442,629	14,952
Verizon Communications (a)	515,642	17,032
		31,984
Utilities – 3.4%
Exelon (a)	287,453	15,522
PG&E (a)	411,734	16,404
		31,926
Total Common Stocks (Cost $741,071)		915,308
Short Term Investment – 0.9%
First American Prime Obligations Fund, Class Z (d) (Cost $8,779)	8,779,145	8,779
Investments Purchased with Proceeds from Securities Lending (e) – 26.3%
(Cost $243,189)		243,189
Total Investments – 126.2% (Cost $993,039)		1,167,276
Other Assets and Liabilities, Net – (26.2)%		(242,666)
Total Net Assets – 100.0%		$924,610

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $238,712,703 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR – American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Assets and Liabilities April 30, 2006 (unaudited), in thousands, except for per share data

	Large Cap Growth Opportunities Fund	Large Cap Select Fund	Large Cap Value Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost: $845,239, $390,040 and $741,071, respectively) (note 2)	$981,602	$435,503	$915,308
Investments in affiliated money market fund, at value (cost: $23,567, $7,364 and $8,779, respectively) (note 2)	23,567	7,364	8,779
Investments purchased with proceeds from securities lending, at value (cost: $320,819, $127,549 and $243,189, respectively) (note 2)	320,819	127,549	243,189
Receivable for dividends and interest	564	118	961
Receivable for investment securities sold	21,529	8,270	—
Receivable for capital shares sold	825	1,786	587
Prepaid expenses and other assets	29	29	26
Total assets	1,348,935	580,619	1,168,850
LIABILITIES:
Payable for investment securities purchased	1,811	—	—
Payable upon return of securities loaned (note 2)	320,819	127,549	243,189
Payable for capital shares redeemed	1,473	52	302
Payable to affiliates (note 3)	779	358	682
Payable for distribution and shareholder servicing fees	43	2	37
Accrued expenses and other liabilities	34	29	30
Total liabilities	324,959	127,990	244,240
Net assets	$1,023,976	$452,629	$924,610
COMPOSITION OF NET ASSETS:
Portfolio capital	$971,704	$404,448	$715,080
Undistributed (distributions in excess of) net investment income	265	(115)	173
Accumulated net realized gain (loss) on investments	(84,356)	2,833	35,120
Net unrealized appreciation of investments	136,363	45,463	174,237
Net assets	$1,023,976	$452,629	$924,610
* Including securities loaned, at value	$315,277	$124,949	$238,713
Class A:
Net assets	$98,934	$6,326	$117,538
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	3,342	425	5,572
Net asset value and redemption price per share	$29.60	$14.86	$21.09
Maximum offering price per share (1)	$31.32	$15.72	$22.32
Class B:
Net assets	$17,205	$635	$11,366
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	611	43	553
Net asset value, offering price and redemption price per share (2)	$28.14	$14.65	$20.55
Class C:
Net assets	$10,054	$249	$5,349
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	350	17	257
Net asset value, offering price and redemption price per share (2)	$28.71	$14.65	$20.80
Class R:
Net assets	$489	$39	$9
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	17	3	1
Net asset value, offering price, and redemption price per share	$29.47	$14.80	$21.06
Class Y:
Net assets	$897,294	$445,380	$790,348
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	29,452	29,893	37,322
Net asset value, offering price, and redemption price per share	$30.47	$14.90	$21.18

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended April 30, 2006 (unaudited), in thousands

	Large Cap Growth Opportunities Fund	Large Cap Select Fund	Large Cap Value Fund
INVESTMENT INCOME:
Dividends from affiliated money market fund	$316	$211	$204
Dividends from unaffiliated securities	4,918	2,831	10,051
Less: Foreign taxes withheld	(20)	(9)	—
Securities lending income	110	42	95
Total investment income	5,324	3,075	10,350
EXPENSES (note 3):
Investment advisory fees	3,327	1,298	2,907
Administration fees	651	255	568
Transfer agent fees	675	296	584
Custodian fees	28	10	22
Professional fees	9	16	9
Registration fees	36	32	26
Postage and printing fees	33	16	27
Directors' fees	10	10	9
Other expenses	13	12	13
Distribution and shareholder servicing fees – Class A	132	8	149
Distribution and shareholder servicing fees – Class B	92	3	62
Distribution and shareholder servicing fees – Class C	53	1	27
Distribution and shareholder servicing fees – Class R	1	— (1)	—	(1)
Total expenses	5,060	1,957	4,403
Less: Indirect payments from custodian (note 3)	(2)	(2)	(1)
Total net expenses	5,058	1,955	4,402
Investment income – net	266	1,120	5,948
REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET (note 5):
Net realized gain on investments	28,674	4,218	36,420
Net change in unrealized appreciation or depreciation of investments	33,636	27,458	60,162
Net gain on investments	62,310	31,676	96,582
Net increase in net assets resulting from operations	$62,576	$32,796	$102,530

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

(This page has been left blank intentionally.)

Statements of Changes in Net Assets in thousands

	Large Cap Growth Opportunities Fund			Large Cap Select Fund			Large Cap Value Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income (loss) – net	$266	$(226)	$2,288	$1,120	$14	$1,942	$5,948	$20	$11,497
Net realized gain (loss) on investments	28,674	(3,309)	54,623	4,218	(731)	16,321	36,420	4,760	84,365
Net realized gain on in-kind distributions	—	—	76,740	—	—	24,162	—	—	70,893
Net realized loss on futures	—	—	—	—	—	(201)	—	—	—
Net change in unrealized appreciation or depreciation of investments	33,636	(1,715)	8,655	27,458	(2,844)	8,570	60,162	(27,139)	17,537
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—	—	165	—	—	—
Net increase (decrease) in net assets resulting from operations	62,576	(5,250)	142,306	32,796	(3,561)	50,959	102,530	(22,359)	184,292
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	(169)	(16)	—	(10)	(747)	(13)	(1,072)
Class B	—	—	(19)	— (1)	—	—	(67)	—	(62)
Class C	—	—	(9)	— (1)	—	—	(27)	—	(21)
Class R	—	—	—	— (1)	—	—	— (1)	—	—
Class Y	—	—	(2,091)	(1,375)	—	(1,808)	(4,934)	(148)	(10,036)
Net realized gain on investments:
Class A	—	—	—	(250)	—	(17)	(3,787)	—	—
Class B	—	—	—	(26)	—	(4)	(419)	—	—
Class C	—	—	—	(8)	—	(1)	(170)	—	—
Class R	—	—	—	(1)	—	—	— (1)	—	—
Class Y	—	—	—	(14,935)	—	(4,604)	(23,452)	—	—
Return of capital:
Class A	—	—	(56)	—	—	—	—	—	—
Class B	—	—	(6)	—	—	—	—	—	—
Class C	—	—	(3)	—	—	—	—	—	—
Class R	—	—	— (1)	—	—	—	—	—	—
Class Y	—	—	(692)	—	—	—	—	—	—
Total distributions	—	—	(3,045)	(16,611)	—	(6,444)	(33,603)	(161)	(11,191)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	7,595	945	15,121	3,412	488	4,711	6,457	1,048	17,717
Reinvestment of distributions	—	—	217	132	—	18	4,249	12	1,012
Payments for redemptions	(20,102)	(2,433)	(33,271)	(3,129)	(49)	(362)	(20,578)	(1,369)	(28,635)
Increase (decrease) in net assets from Class A transactions	(12,507)	(1,488)	(17,933)	415	439	4,367	(9,872)	(309)	(9,906)
Class B:
Proceeds from sales	473	48	1,151	109	16	341	234	20	698
Reinvestment of distributions	—	—	25	23	—	5	476	—	61
Payments for redemptions (note 3)	(3,993)	(557)	(9,138)	(92)	(3)	(98)	(4,065)	(705)	(10,604)
Increase (decrease) in net assets from Class B transactions	(3,520)	(509)	(7,962)	40	13	248	(3,355)	(685)	(9,845)
Class C:
Proceeds from sales	357	57	1,190	58	—	144	226	60	666
Reinvestment of distributions	—	—	12	8	—	1	193	—	20
Payments for redemptions (note 3)	(1,664)	(392)	(4,197)	(5)	—	(31)	(861)	(226)	(2,263)
Increase (decrease) in net assets from Class C transactions	(1,307)	(335)	(2,995)	61	—	114	(442)	(166)	(1,577)
Class R:
Proceeds from sales	189	2	286	36	—	—	2	—	5
Reinvestment of distributions	—	—	—	1	—	—	—	—	—
Payments for redemptions	(8)	—	—	—	—	—	(1)	—	—
Increase in net assets from Class R transactions	181	2	286	37	—	—	1	—	5
Class Y:
Proceeds from sales	75,270	14,066	165,303	103,415	17,143	229,583	40,389	4,449	88,145
Reinvestment of distributions	—	—	1,595	6,974	—	4,810	18,134	85	6,324
Payments for redemptions	(81,501)	(9,839)	(628,503)	(21,996)	(2,242)	(240,782)	(67,358)	(9,749)	(502,220)
Increase (decrease) in net assets from Class Y transactions	(6,231)	4,227	(461,605)	88,393	14,901	(6,389)	(8,835)	(5,215)	(407,751)
Increase (decrease) in net assets from capital share transactions	(23,384)	1,897	(490,209)	88,946	15,353	(1,660)	(22,503)	(6,375)	(429,074)
Total increase (decrease) in net assets	39,192	(3,353)	(350,948)	105,131	11,792	42,855	46,424	(28,895)	(255,973)
Net assets at beginning of period	984,784	988,137	1,339,085	347,498	335,706	292,851	878,186	907,081	1,163,054
Net assets at end of period	$1,023,976	$984,784	$988,137	$452,629	$347,498	$335,706	$924,610	$878,186	$907,081
Undistributed (distributions in excess of) net investment income at end of period	$265	$(1)	$(1)	$(115)	$156	$142	$173	$—	$137

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital		Net Asset Value End of Period
Large Cap Growth Opportunities Fund (1) (2)
Class A
2006	(3)	$27.86	$(0.02)	$1.76	$—	$—	$—		$29.60
2005	(4)	28.02	(0.01)	(0.15)	—	—	—		27.86
2005	(5)	25.00	(0.01)	3.08	(0.04)	—	(0.01)		28.02
2004	(5)	22.84	(0.03)	2.20	(0.01)	—	—	(10)	25.00
2003	(5)	19.16	—	3.73	(0.05)	—	—		22.84
2002	(5)	24.44	—	(5.23)	(0.05)	—	—		19.16
2001	(6)	43.33	(0.01)	(14.00)	—	(4.88)	—		24.44
Class B
2006	(3)	$26.58	$(0.12)	$1.68	$—	$—	$—		$28.14
2005	(4)	26.75	(0.03)	(0.14)	—	—	—		26.58
2005	(5)	24.02	(0.20)	2.96	(0.02)	—	(0.01)		26.75
2004	(5)	22.10	(0.21)	2.13	—	—	—	(10)	24.02
2003	(5)	18.64	(0.18)	3.64	—	—	—		22.10
2002	(5)	23.94	(0.18)	(5.09)	(0.03)	—	—		18.64
2001	(6)	42.80	(0.22)	(13.76)	—	(4.88)	—		23.94
Class C
2006	(3)	$27.12	$(0.13)	$1.72	$—	$—	$—		$28.71
2005	(4)	27.29	(0.03)	(0.14)	—	—	—		27.12
2005	(5)	24.51	(0.20)	3.00	(0.01)	—	(0.01)		27.29
2004	(5)	22.55	(0.21)	2.17	—	—	—	(10)	24.51
2003	(5)	19.03	(0.18)	3.72	(0.02)	—	—		22.55
2002	(5)	24.44	(0.18)	(5.19)	(0.04)	—	—		19.03
2001	(7)	23.75	—	0.69	—	—	—		24.44
Class R (8)
2006	(3)	$27.78	$(0.06)	$1.75	$—	$—	$—		$29.47
2005	(4)	27.94	(0.02)	(0.14)	—	—	—		27.78
2005	(5)	24.98	(0.16)	3.17	(0.05)	—	—	(10)	27.94
2004	(5)	22.85	(0.02)	2.16	(0.01)	—	—	(10)	24.98
2003	(5)	19.17	—	3.73	(0.05)	—	—		22.85
2002	(5)	24.45	—	(5.23)	(0.05)	—	—		19.17
2001	(9)	35.53	(0.01)	(11.07)	—	—	—		24.45
Class Y
2006	(3)	$28.64	$0.02	$1.81	$—	$—	$—		$30.47
2005	(4)	28.79	(0.01)	(0.14)	—	—	—		28.64
2005	(5)	25.63	0.07	3.15	(0.04)	—	(0.02)		28.79
2004	(5)	23.38	0.03	2.25	(0.02)	—	(0.01)		25.63
2003	(5)	19.59	0.07	3.80	(0.08)	—	—		23.38
2002	(5)	24.93	0.06	(5.33)	(0.07)	—	—		19.59
2001	(6)	44.00	0.06	(14.25)	—	(4.88)	—		24.93

  (1)  The financial highlights for the Large Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in the year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  For the period from November 27, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Includes a tax return of capital of less than $0.01.

  (11)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Total Return (11)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Growth Opportunities Fund (1) (2)
Class A
2006	(3)	6.25%	$98,934	1.18%	(0.14)%	1.18%	(0.14)%	37%
2005	(4)	(0.57)	104,960	1.21	(0.47)	1.21	(0.47)	6
2005	(5)	12.30	107,079	1.17	(0.03)	1.20	(0.06)	103
2004	(5)	9.52	112,379	1.15	(0.13)	1.19	(0.17)	113
2003	(5)	19.50	93,331	1.15	(0.02)	1.19	(0.06)	83
2002	(5)	(21.46)	24,647	1.15	(0.02)	1.22	(0.09)	43
2001	(6)	(35.83)	34,330	1.20	(0.04)	1.24	(0.08)	40
Class B
2006	(3)	5.87%	$17,205	1.93%	(0.89)%	1.93%	(0.89)%	37%
2005	(4)	(0.64)	19,601	1.96	(1.22)	1.96	(1.22)	6
2005	(5)	11.47	20,239	1.92	(0.77)	1.95	(0.80)	103
2004	(5)	8.69	25,633	1.90	(0.87)	1.94	(0.91)	113
2003	(5)	18.58	37,853	1.90	(0.84)	1.94	(0.88)	83
2002	(5)	(22.06)	2,928	1.90	(0.75)	1.97	(0.82)	43
2001	(6)	(36.28)	2,954	1.93	(0.79)	1.97	(0.83)	40
Class C
2006	(3)	5.86%	$10,054	1.93%	(0.89)%	1.93%	(0.89)%	37%
2005	(4)	(0.62)	10,739	1.96	(1.22)	1.96	(1.22)	6
2005	(5)	11.44	11,147	1.92	(0.78)	1.95	(0.81)	103
2004	(5)	8.69	12,811	1.90	(0.87)	1.94	(0.91)	113
2003	(5)	18.60	15,365	1.90	(0.81)	1.94	(0.85)	83
2002	(5)	(22.03)	476	1.90	(0.73)	1.97	(0.80)	43
2001	(7)	2.95	—	—	—	—	—	40
Class R (8)
2006	(3)	6.08%	$489	1.43%	(0.40)%	1.58%	(0.55)%	37%
2005	(4)	(0.57)	290	1.46	(0.72)	1.61	(0.87)	6
2005	(5)	12.04	290	1.42	(0.57)	1.60	(0.75)	103
2004	(5)	9.38	1	1.15	(0.08)	1.19	(0.12)	113
2003	(5)	19.51	15,890	1.15	(0.01)	1.19	(0.05)	83
2002	(5)	(21.45)	2,376	1.15	—	1.22	(0.07)	43
2001	(9)	(31.16)	2,802	1.18	(0.03)	1.22	(0.07)	40
Class Y
2006	(3)	6.39%	$897,294	0.93%	0.11%	0.93%	0.11%	37%
2005	(4)	(0.52)	849,194	0.96	(0.22)	0.96	(0.22)	6
2005	(5)	12.58	849,382	0.92	0.26	0.95	0.23	103
2004	(5)	9.76	1,188,261	0.90	0.13	0.94	0.09	113
2003	(5)	19.78	1,072,174	0.90	0.31	0.94	0.27	83
2002	(5)	(21.23)	255,311	0.90	0.24	0.97	0.17	43
2001	(6)	(35.70)	316,213	0.94	0.20	0.98	0.16	40

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (7)
Large Cap Select Fund (1)
Class A
2006	(2)	$14.30	$0.02	$1.17	$(0.03)	$(0.60)	$14.86	8.50%
2005	(3)	14.47	—	(0.17)	—	—	14.30	(1.17)
2005	(4)	12.52	0.06	2.15	(0.06)	(0.20)	14.47	17.83
2004	(4)	11.45	0.04	1.19	(0.05)	(0.11)	12.52	10.82
2003	(6)	10.00	0.03	1.46	(0.04)	—	11.45	14.91
Class B
2006	(2)	$14.12	$(0.03)	$1.16	$—	$(0.60)	$14.65	8.18%
2005	(3)	14.30	(0.01)	(0.17)	—	—	14.12	(1.26)
2005	(4)	12.41	(0.05)	2.15	(0.01)	(0.20)	14.30	17.02
2004	(4)	11.41	(0.06)	1.18	(0.01)	(0.11)	12.41	9.89
2003	(6)	10.00	(0.03)	1.45	(0.01)	—	11.41	14.18
Class C
2006	(2)	$14.13	$(0.03)	$1.16	$(0.01)	$(0.60)	$14.65	8.14%
2005	(3)	14.31	(0.01)	(0.17)	—	—	14.13	(1.26)
2005	(4)	12.43	(0.05)	2.14	(0.01)	(0.20)	14.31	16.91
2004	(4)	11.42	(0.06)	1.19	(0.01)	(0.11)	12.43	9.98
2003	(6)	10.00	(0.02)	1.45	(0.01)	—	11.42	14.27
Class R (5)
2006	(2)	$14.26	$(0.01)	$1.17	$(0.02)	$(0.60)	$14.80	8.32%
2005	(3)	14.43	(0.01)	(0.16)	—	—	14.26	(1.18)
2005	(4)	12.49	0.02	2.15	(0.03)	(0.20)	14.43	17.54
2004	(4)	11.44	0.02	1.18	(0.04)	(0.11)	12.49	10.60
2003	(6)	10.00	0.03	1.44	(0.03)	—	11.44	14.76
Class Y
2006	(2)	$14.33	$0.04	$1.18	$(0.05)	$(0.60)	$14.90	8.66%
2005	(3)	14.49	—	(0.16)	—	—	14.33	(1.10)
2005	(4)	12.53	0.09	2.16	(0.09)	(0.20)	14.49	18.14
2004	(4)	11.45	0.07	1.19	(0.07)	(0.11)	12.53	11.10
2003	(6)	10.00	0.05	1.45	(0.05)	—	11.45	15.02

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  For the period from January 31, 2003, when the class of shares was first offered, to September 30, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Select Fund (1)
Class A
2006	(2)	$6,326	1.22%	0.34%	1.22%	0.34%	50%
2005	(3)	5,682	1.19	(0.20)	1.19	(0.20)	8
2005	(4)	5,299	1.17	0.41	1.22	0.36	176
2004	(4)	714	1.15	0.30	1.21	0.24	67
2003	(6)	215	1.15	0.42	1.24	0.33	65
Class B
2006	(2)	$635	1.97%	(0.42)%	1.97%	(0.42)%	50%
2005	(3)	573	1.94	(0.95)	1.94	(0.95)	8
2005	(4)	567	1.92	(0.36)	1.97	(0.41)	176
2004	(4)	270	1.90	(0.44)	1.96	(0.50)	67
2003	(6)	113	1.90	(0.35)	1.99	(0.44)	65
Class C
2006	(2)	$249	1.97%	(0.45)%	1.97%	(0.45)%	50%
2005	(3)	180	1.94	(0.95)	1.94	(0.95)	8
2005	(4)	182	1.92	(0.35)	1.97	(0.40)	176
2004	(4)	59	1.90	(0.45)	1.96	(0.51)	67
2003	(6)	26	1.90	(0.32)	1.99	(0.41)	65
Class R (5)
2006	(2)	$39	1.47%	(0.10)%	1.62%	(0.25)%	50%
2005	(3)	2	1.44	(0.45)	1.59	(0.60)	8
2005	(4)	2	1.42	0.14	1.62	(0.06)	176
2004	(4)	1	1.32	0.18	1.38	0.12	67
2003	(6)	1	1.15	0.39	1.24	0.30	65
Class Y
2006	(2)	$445,380	0.97%	0.57%	0.97%	0.57%	50%
2005	(3)	341,061	0.94	0.05	0.94	0.05	8
2005	(4)	329,656	0.92	0.67	0.97	0.62	176
2004	(4)	291,807	0.90	0.57	0.96	0.51	67
2003	(6)	126,391	0.90	0.71	0.99	0.62	65

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (7)
Large Cap Value Fund (1)
Class A
2006	(2)	$19.56	$0.11	$2.17	$(0.12)	$(0.63)	$21.09	11.95%
2005	(3)	20.06	—	(0.50)	—	—	19.56	(2.48)
2005	(4)	17.21	0.17	2.85	(0.17)	—	20.06	17.62
2004	(4)	14.97	0.15	2.24	(0.15)	—	17.21	16.01
2003	(4)	12.77	0.18	2.20	(0.18)	—	14.97	18.71
2002	(4)	15.98	0.14	(3.21)	(0.14)	—	12.77	(19.37)
2001	(4)	20.59	0.16	(2.67)	(0.16)	(1.94)	15.98	(13.72)
Class B
2006	(2)	$19.12	$0.04	$2.12	$(0.10)	$(0.63)	$20.55	11.55%
2005	(3)	19.62	(0.01)	(0.49)	—	—	19.12	(2.55)
2005	(4)	16.87	0.03	2.78	(0.06)	—	19.62	16.70
2004	(4)	14.70	0.03	2.20	(0.06)	—	16.87	15.19
2003	(4)	12.55	0.08	2.15	(0.08)	—	14.70	17.83
2002	(4)	15.71	0.02	(3.15)	(0.03)	—	12.55	(19.96)
2001	(4)	20.30	0.02	(2.63)	(0.04)	(1.94)	15.71	(14.42)
Class C
2006	(2)	$19.35	$0.04	$2.14	$(0.10)	$(0.63)	$20.80	11.52%
2005	(3)	19.85	(0.01)	(0.49)	—	—	19.35	(2.52)
2005	(4)	17.07	0.03	2.81	(0.06)	—	19.85	16.75
2004	(4)	14.87	0.03	2.23	(0.06)	—	17.07	15.21
2003	(4)	12.70	0.08	2.17	(0.08)	—	14.87	17.76
2002	(4)	15.90	0.02	(3.19)	(0.03)	—	12.70	(19.97)
2001	(4)	20.51	0.02	(2.65)	(0.04)	(1.94)	15.90	(14.36)
Class R (5)
2006	(2)	$19.55	$0.08	$2.17	$(0.11)	$(0.63)	$21.06	11.81%
2005	(3)	20.06	(0.01)	(0.50)	—	—	19.55	(2.54)
2005	(4)	17.22	0.12	2.85	(0.13)	—	20.06	17.34
2004	(4)	14.96	0.17	2.23	(0.14)	—	17.22	16.05
2003	(4)	12.77	0.18	2.19	(0.18)	—	14.96	18.63
2002	(4)	15.97	0.13	(3.18)	(0.15)	—	12.77	(19.36)
2001	(6)	15.32	—	0.65	—	—	15.97	4.24
Class Y
2006	(2)	$19.62	$0.14	$2.18	$(0.13)	$(0.63)	$21.18	12.12%
2005	(3)	20.12	—	(0.50)	—	—	19.62	(2.47)
2005	(4)	17.26	0.22	2.86	(0.22)	—	20.12	17.92
2004	(4)	15.01	0.20	2.24	(0.19)	—	17.26	16.31
2003	(4)	12.80	0.22	2.20	(0.21)	—	15.01	19.04
2002	(4)	16.02	0.18	(3.22)	(0.18)	—	12.80	(19.22)
2001	(4)	20.64	0.21	(2.68)	(0.21)	(1.94)	16.02	(13.53)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Value Fund (1)
Class A
2006	(2)	$117,538	1.18%	1.14%	1.18%	1.14%	21%
2005	(3)	118,443	1.21	(0.17)	1.21	(0.17)	2
2005	(4)	121,809	1.17	0.90	1.20	0.87	61
2004	(4)	113,683	1.15	0.91	1.19	0.87	104
2003	(4)	88,024	1.15	1.30	1.20	1.25	94
2002	(4)	85,182	1.15	0.86	1.20	0.81	82
2001	(4)	94,064	1.05	0.88	1.15	0.78	64
Class B
2006	(2)	$11,366	1.93%	0.42%	1.93%	0.42%	21%
2005	(3)	13,826	1.96	(0.92)	1.96	(0.92)	2
2005	(4)	14,876	1.92	0.15	1.95	0.12	61
2004	(4)	21,829	1.90	0.19	1.94	0.15	104
2003	(4)	30,987	1.90	0.56	1.95	0.51	94
2002	(4)	33,720	1.90	0.11	1.95	0.06	82
2001	(4)	38,108	1.80	0.13	1.90	0.03	64
Class C
2006	(2)	$5,349	1.93%	0.39%	1.93%	0.39%	21%
2005	(3)	5,399	1.96	(0.92)	1.96	(0.92)	2
2005	(4)	5,710	1.92	0.15	1.95	0.12	61
2004	(4)	6,344	1.90	0.18	1.94	0.14	104
2003	(4)	6,844	1.90	0.56	1.95	0.51	94
2002	(4)	7,524	1.90	0.11	1.95	0.06	82
2001	(4)	10,141	1.80	0.12	1.90	0.02	64
Class R (5)
2006	(2)	$9	1.43%	0.85%	1.58%	0.70%	21%
2005	(3)	7	1.46	(0.42)	1.61	(0.57)	2
2005	(4)	7	1.42	0.61	1.60	0.43	61
2004	(4)	1	1.15	1.00	1.19	0.96	104
2003	(4)	23,845	1.15	1.30	1.20	1.25	94
2002	(4)	24,129	1.15	0.90	1.20	0.85	82
2001	(6)	—	—	—	—	—	64
Class Y
2006	(2)	$790,348	0.93%	1.38%	0.93%	1.38%	21%
2005	(3)	740,511	0.96	0.08	0.96	0.08	2
2005	(4)	764,679	0.92	1.17	0.95	1.14	61
2004	(4)	1,021,197	0.90	1.17	0.94	1.13	104
2003	(4)	874,267	0.90	1.55	0.95	1.50	94
2002	(4)	825,179	0.90	1.11	0.95	1.06	82
2001	(4)	970,190	0.80	1.13	0.90	1.03	64

Schedule of Investments April 30, 2006 (unaudited)

Balanced Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 61.1%
Consumer Discretionary – 5.5%
Cheesecake Factory (a) (b)	3,399	$107
Children's Place Retail Stores (a) (b)	4,200	259
Christopher & Banks (a)	9,302	246
Circuit City Stores (a)	56,787	1,633
GSI Commerce (a) (b)	5,600	98
Harrah's Entertainment	39,817	3,251
Interface, Class A (b)	894	12
J.C. Penney (a)	40,132	2,627
Nautilus Group (a)	16,103	264
Omnicom Group (a)	42,529	3,828
P.F. Chang's China Bistro (a) (b)	5,600	239
PETCO Animal Supplies (a) (b)	9,101	199
RARE Hospitality International (a) (b)	4,900	152
Ruby Tuesday (a)	2,650	79
Ruth's Chris Steak House (b)	5,400	126
Scientific Games, Class A (a) (b)	75,451	2,874
Starbucks (a) (b)	50,616	1,886
Station Casinos (a)	38,107	2,937
Thomas Nelson	3,199	95
Too (b)	3,500	134
WCI Communities (b)	5,300	136
		21,182
Consumer Staples – 4.0%
Avon Products	67,398	2,198
PepsiCo	67,193	3,913
Reliv' International	8,101	91
Wal-Mart Stores (a)	211,025	9,502
		15,704
Energy – 6.5%
Amerada Hess (a)	17,962	2,573
Apache	71,328	5,067
Baker Hughes (a)	57,962	4,685
Compton Petroleum (b)	13,303	181
Comstock Resources (a) (b)	4,200	130
ConocoPhillips	69,693	4,662
Exxon Mobil	52,172	3,291
Halliburton (a)	41,934	3,277
Helix Energy Solutions Group (a) (b)	5,400	210
Hydril (a) (b)	1,299	104
St. Mary Land & Exploration	3,199	135
Tesoro Petroleum (a)	2,700	189
Western Gas Resources	2,799	146
Western Refining	699	14
W-H Energy Services (a) (b)	6,501	327
		24,991
Financials – 15.7%
ACE	94,217	5,233
Affiliated Managers Group (a) (b)	2,100	213
Allstate	58,157	3,285
Ambac Financial Group	27,326	2,251
American International Group	160,484	10,472
AmerUs Group, Class A (a)	4,000	235
Bank of America	185,772	9,274
BioMed Realty Trust (a)	4,800	133
Capital One Financial (a)	32,042	2,776
CIT Group	45,870	2,477
CoBiz	2,500	49
Columbia Banking System	3,199	108
Cullen/Frost Bankers	5,701	330
Dime Community Bancshares	6,701	95
East West Bancorp	5,000	198

Balanced Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
First Financial Bankshares (a)	1,900	$71
First Potomac Realty Trust	6,800	188
First Republic Bank	7,901	344
GATX (a)	3,700	173
Goldman Sachs Group	48,956	7,847
Independent Bank (a)	4,600	146
Kite Realty Group Trust	9,502	145
Lasalle Hotel Properties	2,199	96
Lehman Brothers Holdings (a)	23,832	3,602
Maguire Properties (a)	3,900	132
Newcastle Investment (a)	3,700	83
NorthStar Realty Finance	7,200	81
Platinum Underwriters Holdings (a)	7,901	218
PMI Group (a)	47,873	2,209
SL Green Realty (a)	3,199	317
Thomas Weisel Partners Group (a) (b)	999	20
Umpqua Holdings (a)	5,100	135
Wells Fargo	113,135	7,771
Winston Hotels	4,500	48
		60,755
Healthcare – 7.0%
Alcon (a)	21,541	2,191
Alkermes (a) (b)	3,599	77
American Retirement (a) (b)	3,800	97
Amgen (a) (b)	50,159	3,396
Caliper Life Sciences (a) (b)	6,916	42
Curis (a) (b)	17,304	30
DJ Orthopedics (b)	6,501	258
FoxHollow Technologies (b)	2,258	70
Healthways (a) (b)	5,800	285
Hologic (a) (b)	1,499	71
Human Genome Sciences (a) (b)	5,000	57
Humana (b)	50,412	2,278
ICU Medical (b)	828	34
ImmunoGen (a) (b)	14,402	59
Medarex (a) (b)	4,000	48
Merge Technologies (a) (b)	2,199	28
Neurocrine Biosciences (b)	1,999	115
Novartis AG – ADR	40,152	2,309
Pediatrix Medical Group (b)	8,200	415
Senomyx (a) (b)	7,101	102
Sierra Health Services (a) (b)	5,300	208
SonoSite (b)	3,599	136
SurModics (a) (b)	4,500	160
Sybron Dental Specialties (b)	6,600	310
Teva Pharmaceutical Industries – ADR (a)	57,875	2,344
UnitedHealth Group	67,887	3,377
Vertex Pharmaceuticals (a) (b)	1,499	54
Wyeth Pharmaceuticals	172,840	8,412
		26,963
Industrials – 7.3%
Acuity Brands	4,800	198
AirTran Holdings (a) (b)	10,601	148
AMETEK (a)	4,300	212
Boeing	40,075	3,344
CLARCOR (a)	1,199	42
CRA International (a) (b)	2,999	146
Eaton	56,304	4,316
Energy Conversion Devices (a) (b)	1,299	65
ESCO Technologies (a) (b)	3,399	172
General Electric	301,661	10,434
Illinois Tool Works	65,890	6,767
J.B. Hunt Transport Services	4,100	98
Kennametal	2,999	186

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Balanced Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
KVH Industries (a) (b)	10,730	$116
Labor Ready (a) (b)	5,400	143
Lennox International (a)	5,800	189
Manitowoc (a)	3,599	179
NCI Building Systems (a) (b)	4,100	266
Power-One (a) (b)	37,308	263
Steelcase, Class A	6,301	118
Terex (b)	2,300	199
Timken (a)	4,000	140
Toro	4,800	237
WESCO International (a) (b)	3,199	240
		28,218
Information Technology – 11.4%
Adobe Systems (a) (b)	34,755	1,362
Advanced Analogic Technologies (b)	4,005	45
Aeroflex (b)	10,102	127
Apple Computer (b)	52,091	3,667
Autodesk (a) (b)	112,440	4,727
BISYS Group (b)	26,505	423
Carreker (b)	11,702	74
Cogent (a) (b)	7,000	115
Corning (b)	153,696	4,247
Digital River (a) (b)	2,799	122
Digitas (a) (b)	13,658	193
Electronic Data Systems (a)	87,857	2,379
Embarcadero Technologies (b)	14,002	85
Entegris (a) (b)	39,063	398
EPIQ Systems (a) (b)	7,200	125
Fargo Electronics (b)	26	—
Genesis Microchip (a) (b)	3,199	50
Harmonic (a) (b)	21,804	117
Hewlett-Packard	254,787	8,273
Hutchinson Technology (a) (b)	8,401	200
Hyperion Solutions (b)	3,800	116
Integrated Device Technology (a) (b)	3,800	58
Ituran Location and Control	3,300	55
Motorola	226,391	4,833
M-Systems Flash Disk Pioneers (a) (b)	3,413	118
Openwave Systems (a) (b)	6,400	119
Opsware (a) (b)	9,001	76
Packeteer (b)	13,202	172
Polycom (a) (b)	13,202	290
QUALCOMM	93,611	4,806
Red Hat (a) (b)	78,413	2,305
Silicon Image (a) (b)	11,902	121
Stellent	19,304	247
Stratasys (a) (b)	1,644	54
Stratex Networks (a) (b)	12,365	78
Tessera Technologies (b)	2,399	77
Texas Instruments	101,120	3,510
TIBCO Software (b)	17,304	149
Varian Semiconductor Equipment Associates (a) (b)	3,300	108
WebEx Communications (a) (b)	1,499	53
Wind River Systems (a) (b)	9,001	103
		44,177
Materials – 2.7%
Albemarle (a)	4,200	201
Century Aluminum (b)	3,540	168
Dow Chemical	165,846	6,735
FMC	2,700	172
Hercules (b)	13,202	188
International Paper (a)	74,990	2,726
Schnitzer Steel Industries, Class A	3,599	141
Texas Industries	1,999	113
		10,444

Balanced Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Telecommunication Services – 0.4%
American Tower, Class A (a) (b)	40,574	$1,385
General Communication (a) (b)	7,301	88
		1,473
Utilities – 0.6%
Mirant (a) (b)	88,623	2,177
NSTAR (a)	499	14
Westar Energy	199	4
		2,195
Total Common Stocks (Cost $196,401)		236,102
Investment Companies – 7.1%
iShares MSCI EAFE Index Fund (a)	267,100	18,171
iShares MSCI Emerging Markets Index Fund (a)	29,200	3,079
iShares MSCI EMU Index Fund (a)	8,300	756
iShares MSCI Japan Index Fund (a)	190,500	2,819
iShares MSCI Pacific ex-Japan Index Fund	8,700	990
iShares S&P Europe 350 Index Fund (a)	15,800	1,477
Total Investment Companies (Cost $20,359)		27,292
U.S. Government Agency Mortgage-Backed Securities – 9.6%
Adjustable Rate (c) – 0.8%
Federal Home Loan Mortgage Corporation Pool 5.447%, 01/01/2028, #786281 (e)	$301	306
Federal National Mortgage Association Pool 5.680%, 04/01/2018, #070009	53	53
5.821%, 09/01/2033, #725553	890	903
5.286%, 11/01/2034, #735054	881	862
4.879%, 09/01/2035, #745168	879	856
		2,980
Fixed Rate – 8.8%
Federal Home Loan Mortgage Corporation Pool 6.500%, 04/01/2008, #E00225	12	12
7.000%, 04/01/2008, #E46044	6	6
4.000%, 10/01/2010, #M80855	924	884
5.500%, 03/01/2013, #E00546	137	136
4.500%, 05/01/2018, #P10032 (a)	454	440
6.500%, 11/01/2028, #C00676	554	566
7.000%, 12/01/2029, #G01091	107	110
6.500%, 07/01/2031, #A17212 (a)	407	415
6.000%, 05/01/2032, #C01361	128	128
Federal National Mortgage Association Pool 3.790%, 07/01/2013, #386314	1,353	1,228
6.000%, 09/01/2017, #653368	288	291
5.000%, 07/01/2018, #555621	1,300	1,268
5.000%, 12/01/2018, #725012	1,074	1,048
5.000%, 05/01/2019 (d)	1,205	1,173
4.500%, 06/01/2019, #045181	377	360
5.000%, 11/01/2019, #725934	310	302
5.500%, 01/01/2020, #735386 (a)	598	594
5.500%, 06/01/2020, #735792	513	509
5.000%, 02/01/2021, #745279	1,636	1,593
6.000%, 10/01/2022, #254513 (a)	508	509
5.500%, 10/01/2024, #255456 (a)	1,034	1,013
5.500%, 12/01/2024, #357662	859	841
5.500%, 02/01/2025, #255628 (a)	1,034	1,013
7.000%, 04/01/2029, #323681	124	128
6.500%, 05/01/2029 (d)	1,670	1,698
6.500%, 12/01/2031, #254169	482	490
6.000%, 04/01/2032, #745101 (a)	1,094	1,102

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
6.500%, 05/01/2032, #640032	$823	$839
7.000%, 07/01/2032, #545815 (a)	227	234
6.000%, 09/01/2032, #254447 (a)	417	416
6.000%, 01/01/2033, #676647	700	699
5.500%, 04/01/2033, #694605	1,112	1,083
5.500%, 06/01/2033, #843435 (a)	482	470
5.500%, 07/01/2033, #728667	597	582
5.500%, 08/01/2033, #733380	1,285	1,251
5.000%, 10/01/2033, #741897	872	828
6.000%, 11/01/2033, #772130	221	221
6.000%, 11/01/2033, #772256	213	212
5.500%, 12/01/2033, #756202	766	746
5.000%, 03/01/2034, #725205 (a)	972	923
5.000%, 03/01/2034, #725250 (a)	864	820
5.500%, 04/01/2034, #725424 (a)	473	460
5.000%, 05/01/2034 (d)	1,237	1,171
5.500%, 05/01/2034 (d)	2,015	1,957
5.500%, 05/01/2034, #357571	854	831
5.000%, 06/01/2034, #782909 (a)	417	396
6.500%, 06/01/2034, #735273	926	945
Government National Mortgage Association Pool 6.500%, 10/20/2010, #002108	17	18
7.500%, 06/15/2027, #447728	9	9
7.500%, 09/15/2027, #455516	12	13
7.000%, 04/15/2029, #506639	168	174
6.000%, 11/15/2033, #612374	772	776
		33,931
Total U.S. Government Agency Mortgage-Backed Securities (Cost $37,830)		36,911
Asset-Backed Securities – 5.6%
Automotive – 1.2%
Ford Credit Auto Owner Trust Series 2005-B, Class A3 4.170%, 01/15/2009	780	773
Harley Davidson Motorcycle Trust Series 2005-4, Class A2 4.850%, 06/15/2012	470	466
Hertz Vehicle Financing Series 2005-2A, Class A6 5.080%, 11/25/2011 (e)	935	918
Nissan Auto Receivables Owner Trust Series 2006-A, Class A2 4.800%, 06/16/2008	860	858
Triad Auto Receivables Owner Trust Series 2006-A, Class A3 4.770%, 01/12/2011	720	713
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4 4.860%, 04/20/2012	1,170	1,157
		4,885
Commercial – 3.4%
Bank of America Commercial Mortgage Series 2004-5, Class A3 4.561%, 11/10/2041	710	678
Bear Stearns Asset Backed Securities Series 2004-T14, Class A4 5.200%, 01/12/2041	205	198
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, 12/11/2040 (a)	635	620
Commercial Mortgage Pass-Through Certificates Series 2005-LP5, Class A2 4.630%, 05/10/2043	925	900
Series 2006-CN2A, Class A2FX 5.449%, 02/05/2019 (e)	585	580

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2 6.538%, 06/15/2031	$440	$447
GE Capital Commercial Mortgage Corporation Series 2005-C3, Class A2 4.853%, 07/10/2045	725	710
Global Signal Trust Series 2004-2A, Class A 4.232%, 12/15/2014 (e)	750	722
Series 2006-1, Class E 6.495%, 02/15/2036 (e)	400	400
GMAC Commercial Mortgage Securities Series 2004-C2, Class A1 3.896%, 08/10/2038	620	605
Series 2005-C1, Class A2 4.471%, 05/10/2043	1,195	1,155
Greenwich Capital Commercial Funding Series 2005-GG5, Class A5 5.224%, 04/10/2037 (a)	1,210	1,166
GS Mortgage Securities II Series 2004-GG2, Class A3 4.602%, 08/10/2038	1,500	1,466
J.P. Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A4 5.346%, 12/15/2044	540	522
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A2 3.086%, 05/15/2027	1,280	1,226
Series 2005-C7, Class A2 5.103%, 11/15/2030	800	789
Merrill Lynch Mortgage Investors Series 1998-C1, Class A1 6.310%, 11/15/2026	74	74
Nomura Asset Securities Series 1998-D6, Class A1B 6.590%, 03/15/2030	750	766
		13,024
Credit Cards – 0.7%
Citibank Credit Card Issuance Trust Series 2006-B2, Class B2 5.150%, 03/07/2011	535	531
MBNA Credit Card Master Note Trust Series 2005-A1, Class A1 4.200%, 09/15/2010	1,130	1,110
Providian Gateway Master Trust Series 2004-DA, Class A 3.350%, 09/15/2011 (e)	975	948
		2,589
Home Equity – 0.0%
Countrywide Financial Series 2003-BC1, Class A1 5.359%, 03/25/2033 (c)	68	69
Saxon Asset Securities Trust Series 2004-1, Class A 5.088%, 03/25/2035 (c)	44	44
		113
Other – 0.3%
Small Business Administration Series 2006-P10A, Class 1 5.408%, 02/10/2016	1,085	1,060
Total Asset-Backed Securities (Cost $22,154)		21,671

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Corporate Bonds – 5.2%
Banking – 0.5%
Goldman Sachs Group 5.350%, 01/15/2016 (a)	$970	$927
J.P. Morgan Chase 5.150%, 10/01/2015	350	331
J.P. Morgan Chase XVII 5.850%, 08/01/2035	295	266
Mizuho Capital Investment, Callable 06/30/2016 @ 100, 6.686% through 06/30/2016 thereafter variable, 06/30/2046 (e)	430	417
		1,941
Basic Industry – 0.5%
Celulosa Arauco y Constitucion 5.625%, 04/20/2015	230	217
Falconbridge 7.350%, 06/05/2012	320	340
Ineos Group Holdings PLC, Callable 02/15/2011 @ 104.25 8.500%, 02/15/2016 (a) (e)	410	389
LPG International 7.250%, 12/20/2015 (e)	290	282
Southern Copper 7.500%, 07/27/2035 (a)	390	378
Teck Cominco Limited 6.125%, 10/01/2035	190	175
Vale Overseas 6.250%, 01/11/2016	175	172
Vedanta Resources PLC 6.625%, 02/22/2010 (e)	180	177
		2,130
Brokerage – 0.2%
Morgan Stanley 4.750%, 04/01/2014	645	597
Capital Goods – 0.2%
Case New Holland, Callable 03/01/2010 @ 103.56 7.125%, 03/01/2014 (e)	175	172
Hutchison Whampoa International 7.450%, 11/24/2033 (a) (e)	260	280
Owens-Illinois 8.100%, 05/15/2007	325	328
		780
Communications – 0.8%
AT&T, 9.050% through 05/15/2006 thereafter 7.300%, 11/15/2011	380	410
AT&T, 9.750% through 05/15/2006 thereafter 8.000%, 11/15/2031	230	272
C & M Finance, Callable 02/01/2011 @ 104.05 8.100%, 02/01/2016 (e)	180	178
Comcast 7.050%, 03/15/2033	430	440
Dex Media West, Callable 08/15/2008 @ 104.94 9.875%, 08/15/2013	221	243
News America 7.700%, 10/30/2025	600	643

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Telecom Italia Capital 4.000%, 11/15/2008 (a)	$375	$362
Verizon Global Funding 7.750%, 12/01/2030	420	463
		3,011
Consumer Cyclical – 0.5%
Autonation, Callable 04/15/2009 @ 105.25 7.000%, 04/15/2014 (e)	290	292
CBS 7.875%, 07/30/2030	195	210
Choada Modern Agricultural 7.750%, 02/08/2010 (e)	230	230
DaimlerChrysler 4.875%, 06/15/2010	230	222
Duty Free International 7.000%, 01/15/2004 (f) (g) (h)	588	118
Galaxy Entertainment, Callable 12/15/2009 @ 104.94 9.875%, 12/15/2012 (a) (e)	175	181
Harrah's 5.750%, 10/01/2017	210	197
May Department Stores 6.700%, 07/15/2034 (a)	295	292
MGM Mirage 6.625%, 07/15/2015	290	281
		2,023
Consumer Non-Cyclical – 0.4%
HCA 6.500%, 02/15/2016	280	269
Kroger 7.450%, 03/01/2008	475	490
Lippo Karwaci Finance, Callable 03/09/2009 @ 104.44 8.875%, 03/09/2011	175	173
R.J. Reynolds Tobacco 6.500%, 07/15/2010	460	459
		1,391
Electric – 0.3%
Florida Power & Light 5.650%, 02/01/2037	270	250
NRG Energy, Callable 02/01/2009 @ 107.25 7.250%, 02/01/2014 (a)	310	312
Oncor Electric Delivery 7.000%, 05/01/2032	325	342
Pacific Gas & Electric 6.050%, 03/01/2034	305	292
		1,196
Energy – 0.5%
Bluewater Finance, Callable 02/15/2007 @ 105.13 10.250%, 02/15/2012	300	312
Gazprom International 7.201%, 02/01/2020 (e)	225	235
Nexen 5.875%, 03/10/2035	270	245
Petro-Canada 5.350%, 07/15/2033	190	161
Tengizcheveroil Finance 6.124%, 11/15/2014 (e)	370	364

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Tesoro, Callable 11/01/2010 @ 103.31 6.625%, 11/01/2015 (a) (e)	$375	$371
XTO Energy 6.100%, 04/01/2036	345	325
		2,013
Finance Companies – 0.2%
American General Finance 3.875%, 10/01/2009	475	452
Gazprombank 6.500%, 09/23/2015	240	229
		681
Insurance – 0.2%
Liberty Mutual Group 6.500%, 03/15/2035 (e)	350	314
Unumprovident 5.997%, 05/15/2008	335	336
		650
Real Estate Investment Trust – 0.1%
Prologis 5.750%, 04/01/2016	445	433
Sovereigns – 0.6%
Republic of Indonesia 6.875%, 03/09/2017 (e)	350	346
Republic of Uruguay 8.000%, 11/18/2022	345	356
Russian Federation, 5.000% through 03/31/2000 thereafter 7.500% 03/31/2030 (e)	330	358
United Mexican States 5.625%, 01/15/2017 (a)	1,120	1,072
6.750%, 09/27/2034 (a)	295	300
		2,432
Technology – 0.2%
Chartered Semiconductor 6.375%, 08/03/2015 (a)	250	244
Ciena 3.750%, 02/01/2008	120	116
LG Electronics 5.000%, 06/17/2010 (e)	340	327
		687
Transportation – 0.0%
Hertz, Callable 01/01/2010 @ 104.44 8.875%, 01/01/2014 (e)	175	186
Total Corporate Bonds (Cost $21,177)		20,151
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 4.9%
Adjustable Rate (c) – 1.9%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21 4.745%, 01/25/2036	742	733
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A 4.862%, 09/25/2035	838	816

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
IMPAC CMB Trust Series 2003-12, Class A1 5.198%, 12/25/2033	$270	$270
MLCC Mortgage Investors Series 2003-H, Class A3A 5.987%, 01/25/2029	174	176
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 6.232%, 11/25/2034	498	500
Sequoia Mortgage Trust Series 2004-5, Class A1 5.586%, 06/20/2034	376	381
Series 2004-7, Class A2 5.930%, 08/20/2034	290	292
Structured Adjustable Rate Mortgage Loan Trust Series 2004-11, Class A 6.255%, 08/25/2034	158	158
Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1 4.984%, 10/20/2035	701	691
Washington Mutual Series 2004-AR7, Class A6 3.943%, 07/25/2034	775	744
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Class A1 4.814%, 03/25/2033	431	429
Series 2003-O, Class 5A1 4.821%, 01/25/2034	940	909
Series 2004-N, Class A3 4.101%, 08/25/2034	1,080	1,066
		7,165
Fixed Rate – 3.0%
Bank of America Mortgage Securities Series 2003-6, Class 1A30 4.750%, 08/25/2033	585	566
Series 2004-G, Class 2A3 4.232%, 08/25/2034	506	503
Countrywide Alternative Loan Trust Series 2004-12CB, Class 1A1 5.000%, 07/25/2019	544	525
Series 2004-2CB, Class 1A1 4.250%, 03/25/2034	483	470
Series 2004-24CB, Class 1A1 6.000%, 11/25/2034	441	436
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Class A7 6.500%, 01/25/2035	597	593
GRP/AG Real Estate Asset Trust Series 2005-1, Class A 4.850%, 01/25/2035 (e)	150	148
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1 5.500%, 08/25/2019	498	488
Master Alternative Loans Trust Series 2005-2, Class 1A3 6.500%, 03/25/2035	403	405
Master Asset Securitization Trust Series 2003-6, Class 3A1 5.000%, 07/25/2018	783	767
Residential Asset Mortgage Products Series 2004-SL4, Class A3 6.500%, 07/25/2032	372	377
Residential Asset Securitization Trust Series 2002-A12, Class 1A1 5.200%, 11/25/2032	18	18

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Washington Mutual Series 2003-S10, Class A2 5.000%, 10/25/2018	$990	$964
Series 2004-CB1, Class 1A 5.250%, 06/25/2019	781	765
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class A1 4.750%, 12/25/2018	644	615
Series 2004-7, Class 2A2 5.000%, 07/25/2019	1,652	1,602
Series 2004-EE, Class B1 3.988%, 12/25/2034	606	579
Series 2005-12, Class 1A2 5.500%, 11/25/2035	990	925
Series 2005-14, Class 2A1 5.500%, 12/25/2035	943	904
Westam Mortgage Financial Series 11, Class A 6.360%, 08/26/2020	1	1
		11,651
Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $19,233)		18,816
U.S. Government & Agency Securities – 4.1%
U.S. Agency Debentures – 0.5%
Federal National Mortgage Association 6.125%, 03/15/2012 (a)	280	292
5.250%, 08/01/2012 (a)	1,745	1,716
		2,008
U.S. Treasuries (a) – 3.6%
U.S. Treasury Bonds 9.000%, 11/15/2018	835	1,122
8.125%, 08/15/2021	200	259
6.250%, 08/15/2023	850	939
7.625%, 02/15/2025	390	496
6.875%, 08/15/2025	1,600	1,899
5.500%, 08/15/2028	480	492
5.250%, 11/15/2028	615	611
5.250%, 02/15/2029	435	432
4.500%, 02/15/2036	1,185	1,065
U.S. Treasury Notes 2.500%, 10/31/2006	445	440
3.375%, 11/15/2008	1,290	1,244
4.375%, 11/15/2008	90	89
4.500%, 02/28/2011	3,560	3,495
4.500%, 11/15/2015	430	411
4.500%, 02/15/2016	1,135	1,085
		14,079
Total U.S. Government & Agency Securities (Cost $16,554)		16,087
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 1.0%
Fixed Rate – 1.0%
Federal Home Loan Mortgage Corporation Series 85, Class C 8.600%, 01/15/2021	96	95
Series 1136, Class H 6.000%, 09/15/2021	78	78

Balanced Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Series 2763, Class TA 4.000%, 03/15/2011	$686	$666
Series T-060, Class 1A4B 5.343%, 03/25/2044	495	492
Federal National Mortgage Association Series 1989-2, Class D 8.800%, 01/25/2019	6	7
Series 1989-37, Class G 8.000%, 07/25/2019	100	106
Series 1990-30, Class E 6.500%, 03/25/2020	43	44
Series 1990-63, Class H 9.500%, 06/25/2020	22	24
Series 1990-89, Class K 6.500%, 07/25/2020	5	5
Series 1990-105, Class J 6.500%, 09/25/2020	67	68
Series 1996-21, Class PK 6.000%, 02/25/2011	333	333
Series 2005-44, Class PC 5.000%, 11/25/2027	1,139	1,113
Series 2005-47, Class HK 4.500%, 06/25/2020	985	889
Government National Mortgage Association Series 3, Class F 6.500%, 06/17/2020	8	8
		3,928
Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $4,089)		3,928
Short-Term Investments – 2.2%
Affiliated Money Market Fund – 2.2%
First American Prime Obligations Fund, Class Z (i)	8,564,338	8,564
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bills (j) 4.476%, 05/18/2006	$30	30
4.548%, 06/29/2006	65	65
4.641%, 08/31/2006	100	98
		193
Total Short-Term Investments (Cost $8,757)		8,757
Investments Purchased with Proceeds from Securities Lending (k) – 30.7%
(Cost $118,637)		118,637
Total Investments – 131.5% (Cost $465,191)		508,352
Other Assets and Liabilities, Net – (31.5)%		(121,669)
Total Net Assets – 100.0%		$386,683

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a market value of $116,410,821 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Variable Rate Security – The rate shown is the rate in effect as of April 30, 2006.

(d)  Security purchased on a when-issued basis. On April 30, 2006, the total cost of investments purchased on a when-issued basis was $6,002,303 or 1.6% of net assets. See note 2 in Notes to Financial Statements.

(e)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments April 30, 2006 (unaudited)

Balanced Fund (concluded)

securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of April 30, 2006, the value of these investments was $9,120,819 or 2.4% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Securities considered illiquid or restricted. As of April 30, 2006 the value of these investments was $117,611 or 0% of total net assets. See note 2 in Notes to Financial Statements.

(g)  Security is in default at April 30, 2006.

(h)  Security is fair valued. As of April 30, 2006, the fair value of this investment was $117,611 or 0% of total net assets. See note 2 in Notes to Financial Statements.

(i)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(j)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2006. See note 2 in Notes to Financial Statements.

(k)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR – American Depository Receipt

PLC – Public Limited Company

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
Eurodollar 90 Day Futures	(22)	$(20,854)	March 2007	$(7)
S&P 500 Futures	5	1,645	June 2006	15
U.S. Treasury 2 Year Note Futures	27	5,501	June 2006	3
U.S. Treasury 5 Year Note Futures	(25)	(2,604)	June 2006	8
U.S. Treasury 10 Year Note Futures	(44)	(4,645)	June 2006	37
U.S. Treasury Long Bond Futures	(5)	(534)	June 2006	(2)
				$54

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
UBS	Dow Jones CDX IG Hvol5 Index	Buy	0.85%	12/20/2010	$3,000	$(33)

Equity Income Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.4%
Consumer Discretionary – 6.6%
Harrah's Entertainment	312,980	$25,552
Home Depot (a)	408,600	16,315
McDonald's	568,380	19,649
Polaris Industries (a)	310,040	14,851
Time Warner (a)	790,860	13,761
		90,128
Consumer Staples – 8.2%
Altria Group	338,980	24,800
Avon Products (a)	224,087	7,308
Colgate-Palmolive	404,780	23,931
General Mills (a)	301,920	14,897
PepsiCo	267,690	15,590
Wal-Mart Stores (a)	570,600	25,694
		112,220
Energy – 11.2%
BP, ADR	409,286	30,173
ChevronTexaco	359,480	21,936
ConocoPhillips	458,700	30,687
Exxon Mobil	863,702	54,482
Halliburton (a)	204,840	16,008
		153,286
Financials – 21.9%
AllianceBernstein Holding	382,280	24,638
American International Group	583,830	38,095
Apartment Investment & Management (a)	315,440	14,097
Bank of America	949,278	47,388
Citigroup	871,691	43,541
Duke Realty	177,922	6,298
Goldman Sachs Group (a)	109,220	17,507
Merrill Lynch (a)	202,350	15,431
Northern Trust (a)	157,905	9,299
Partners Trust Financial Group (a)	400,240	4,723
State Street (a)	413,440	27,006
Wachovia (a)	555,785	33,264
Wells Fargo	254,210	17,461
		298,748
Healthcare – 10.7%
Abbott Laboratories	811,609	34,688
Baxter International	476,640	17,969
Johnson & Johnson	446,090	26,146
Pfizer	1,070,232	27,109
Wyeth Pharmaceuticals	831,540	40,471
		146,383
Industrials – 12.4%
3M	254,910	21,777
Avery Dennison	151,834	9,490
Deere & Company (a)	40,140	3,523
Emerson Electric	234,580	19,928
General Dynamics (a)	243,912	16,005
General Electric (a)	1,294,777	44,786
Honeywell International	517,250	21,983
Ingersoll-Rand, Class A	235,763	10,315
United Parcel Service, Class B (a)	267,260	21,667
		169,474
Information Technology – 9.1%
Hewlett-Packard (a)	883,420	28,685
Intel	1,584,024	31,649
Microsoft	788,118	19,033

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Equity Income Fund (concluded)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Motorola	773,094	$16,505
QUALCOMM (a)	333,350	17,114
Texas Instruments	331,860	11,519
		124,505
Materials – 5.7%
Dow Chemical	743,775	30,205
E.I. Du Pont de Nemours (a)	535,094	23,598
Ecolab (a)	223,770	8,458
Praxair (a)	261,653	14,686
		76,947
Telecommunication Services – 7.7%
ALLTEL (a)	194,170	12,499
AT&T (a)	1,589,400	41,658
BellSouth	506,710	17,117
Verizon Communications (a)	1,026,530	33,906
		105,180
Utilities – 3.9%
Alliant Energy	543,220	17,361
Duke Energy (a)	534,736	15,572
ITC Holdings	23,490	607
Xcel Energy (a)	1,049,960	19,781
		53,321
Total Common Stocks (Cost $1,022,001)		1,330,192
Convertible Corporate Bond – 0.3%
Medarex Callable 05/20/2009 @100.64 2.250%, 05/15/2011 (Cost $3,422)	$3,934	4,111
Short-Term Investment – 1.3%
First American Prime Obligations Fund, Class Z (b) (Cost $17,935)	17,935,395	17,935
Investments Purchased with Proceeds from Securities Lending (c) – 16.9%
(Cost $230,507)		230,507
Total Investments – 115.9% (Cost $1,273,865)		1,582,745
Other Assets and Liabilities, Net (15.9)%		(217,675)
Total Net Assets – 100.0%		$1,365,070

(a)  This security or a portion of this security is out on loan at April 30, 2006. Total loaned securities had a value of $225,199,770 at April 30, 2006. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(c)  The fund may loan securities in return for collateral in the form of cash, U.S. Government Securities, or other high grade debt obligations. The cash collateral is invested in various money market funds and short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

ADR – American Depository Receipt

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Assets and Liabilities April 30, 2006 (unaudited), in thousands, except per share data

	Balanced Fund	Equity Income Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost $337,990 and $1,025,423, repectively) (note 2)	$381,151	$1,334,303
Investments in affiliated money market fund, at value (cost $8,564 and $17,935, respectively) (note 2 )	8,564	17,935
Investments purchased with proceeds from security lending (cost $118,637 and $230,507, respectively) (note 2)	118,637	230,507
Receivable for dividends and interest	940	2,528
Receivable for investment securities sold	7,552	24,279
Receivable for capital shares sold	454	505
Prepaid expenses and other assets	26	27
Total assets	517,324	1,610,084
LIABILITIES:
Payable for investment securities purchased	4,731	10,205
Payable for investment securities purchased on a when-issued basis	6,002	—
Payable upon return of securities loaned (note 2)	118,637	230,507
Payable for capital shares redeemed	889	3,204
Payable to affiliates (note 3)	290	999
Payable for distribution and shareholder servicing fees	40	64
Payable for swap contracts	21	—
Payable for variation margin	10	—
Accrued expenses and other liabilities	21	35
Total liabilities	130,641	245,014
Net assets	$386,683	$1,365,070
COMPOSITION OF NET ASSETS:
Portfolio capital	$331,690	$952,337
Undistributed net investment income	365	584
Accumulated net realized gain on investments, futures contracts, and swap agreements	11,446	103,269
Net unrealized appreciation of investments	43,161	308,880
Net unrealized appreciation of futures contracts	54	—
Net unrealized depreciation of swap agreements	(33)	—
Net assets	$386,683	$1,365,070
* Including securities loaned, at value	$116,411	$225,200
Class A:
Net assets	$113,051	$170,630
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	9,363	11,464
Net asset value and redemption price per share	$12.07	$14.88
Maximum offering price per share (1)	$12.77	$15.75
Class B:
Net assets	$16,483	$20,708
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	1,376	1,403
Net asset value, offering price, and redemption price per share (2)	$11.98	$14.76
Class C:
Net assets	$3,805	$13,191
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	316	892
Net asset value, offering price and redemption price per share (2)	$12.05	$14.78
Class R:
Net assets	$15	$521
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	1	35
Net asset value, offering price, and redemption price per share	$12.15	$14.87
Class Y:
Net assets	$253,329	$1,160,020
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	20,925	77,416
Net asset value, offering price, and redemption price per share	$12.11	$14.98

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended April 30, 2006 (unaudited), in thousands

	Balanced Fund	Equity Income Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$2,848	$88
Dividends from affiliated money market fund	103	239
Dividends from unaffiliated securities	2,202	17,695
Less: Foreign taxes withheld	(3)	(15)
Securities lending income	96	115
Total investment income	5,246	18,122
EXPENSES (note 3):
Investment advisory fees	1,269	4,470
Administration fees	260	873
Transfer agent fees	256	880
Custodian fees	11	36
Professional fees	15	7
Registration fees	24	24
Postage & printing fees	11	39
Directors' fees	8	10
Other expenses	12	14
Distribution and shareholder servicing fees – Class A	141	217
Distribution and shareholder servicing fees – Class B	90	104
Distribution and shareholder servicing fees – Class C	24	72
Distribution and shareholder servicing fees – Class R	— (1)	2
Total expenses	2,121	6,748
Less: Fee waivers (note 3)	(201)	—
Less: Indirect payments from custodian (note 3)	(4)	(2)
Total net expenses	1,916	6,746
Investment income – net	3,330	11,376
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, AND SWAP AGREEMENTS – NET (note 5):
Net realized gain on investments	12,852	105,264
Net realized gain on futures contracts	174	—
Net realized loss on swap agreements	(7)	—
Net change in unrealized appreciation or depreciation of investments	14,188	19,962
Net change in unrealized appreciation or depreciation of futures contracts	(43)	—
Net change in unrealized appreciation or depreciation of swap agreements	6	—
Net gain on investments, futures contracts, and swap agreements	27,170	125,226
Net increase in net assets resulting from operations	$30,500	$136,602

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets in thousands

	Balanced Fund			Equity Income Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$3,330	$340	$6,143	$11,376	$1,043	$27,470
Net realized gain (loss) on investments	12,852	(634)	44,140	105,264	(1,938)	43,644
Net realized gain on in-kind distribution	—	—	—	—	—	45,141
Net realized gain (loss) on futures contracts	174	2	(21)	—	—	—
Net realized gain (loss) on swap agreements	(7)	—	47	—	—	—
Net realized gain on written options	—	—	132	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,188	(5,144)	7,744	19,962	(20,424)	50,906
Net change in unrealized appreciation or depreciation of futures contracts	(43)	51	158	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	6	(37)	(2)	—	—	—
Net increase (decrease) in net assets resulting from operations	30,500	(5,422)	58,341	136,602	(21,319)	167,161
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(961)	—	(1,628)	(1,239)	(89)	(3,048)
Class B	(80)	—	(148)	(93)	—	(222)
Class C	(9)	—	(37)	(66)	—	(176)
Class R	—	—	—	(3)	—	(2)
Class Y	(2,549)	—	(4,412)	(9,515)	(829)	(25,969)
Net realized gain on investments:
Class A	—	—	—	(975)	—	(160)
Class B	—	—	—	(119)	—	(21)
Class C	—	—	—	(83)	—	(17)
Class R	—	—	—	(2)	—	—
Class Y	—	—	—	(6,504)	—	(1,245)
Total distributions	(3,599)	—	(6,225)	(18,599)	(918)	(30,860)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	6,445	1,355	13,247	6,497	862	21,141
Reinvestment of distributions	936	—	1,585	2,060	82	2,988
Payments for redemptions	(14,696)	(1,628)	(34,236)	(24,706)	(3,060)	(47,176)
Decrease in net assets from Class A transactions	(7,315)	(273)	(19,404)	(16,149)	(2,116)	(23,047)
Class B:
Proceeds from sales	233	40	1,081	550	70	1,913
Reinvestment of distributions	75	—	142	202	—	229
Payments for redemptions (note 3)	(4,501)	(1,003)	(11,765)	(2,811)	(367)	(6,332)
Decrease in net assets from Class B transactions	(4,193)	(963)	(10,542)	(2,059)	(297)	(4,190)
Class C:
Proceeds from sales	367	29	860	504	107	1,226
Reinvestment of distributions	9	—	36	148	—	192
Payments for redemptions (note 3)	(1,701)	(685)	(1,977)	(4,005)	(663)	(6,129)
Decrease in net assets from Class C transactions	(1,325)	(656)	(1,081)	(3,353)	(556)	(4,711)
Class R:
Proceeds from sales	14	—	—	66	9	422
Reinvestment of distributions	—	—	—	5	—	2
Payments for redemptions	—	—	—	(7)	(1)	(25)
Increase in net assets from Class R transactions	14	—	—	64	8	399
Class Y:
Proceeds from sales	20,413	2,780	38,526	36,787	4,504	172,670
Reinvestment of distributions	2,405	—	4,180	6,660	233	9,228
Payments for redemptions	(41,505)	(7,309)	(96,953)	(152,882)	(23,083)	(497,089)
Decrease in net assets from Class Y transactions	(18,687)	(4,529)	(54,247)	(109,435)	(18,346)	(315,191)
Decrease in net assets from capital share transactions	(31,506)	(6,421)	(85,274)	(130,932)	(21,307)	(346,740)
Total decrease in net assets	(4,605)	(11,843)	(33,158)	(12,929)	(43,544)	(210,439)
Net assets at beginning of period	391,288	403,131	436,289	1,377,999	1,421,543	1,631,982
Net assets at end of period	$386,683	$391,288	$403,131	$1,365,070	$1,377,999	$1,421,543
Undistributed (distributions in excess of) net investment income at end of period	$365	$634	$270	$584	$124	$(1)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

(This page has been left blank intentionally.)

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)
Balanced Fund (1)
Class A
2006	(2) (3)	$11.27	$0.09	$0.81	$(0.10)	$—	$12.07	8.01%
2005	(3) (4)	11.43	0.01	(0.17)	—	—	11.27	(1.40)
2005	(3) (5)	10.12	0.15	1.31	(0.15)	—	11.43	14.51
2004	(3) (5)	9.47	0.13	0.66	(0.14)	—	10.12	8.39
2003	(5)	8.38	0.17	1.08	(0.16)	—	9.47	14.98
2002	(3) (5)	9.50	0.20	(1.12)	(0.20)	—	8.38	(9.90)
2001	(3) (6)	13.83	0.18	(2.24)	(0.20)	(2.07)	9.50	(17.03)
Class B
2006	(2) (3)	$11.18	$0.05	$0.80	$(0.05)	$—	$11.98	7.63%
2005	(3) (4)	11.34	—	(0.16)	—	—	11.18	(1.41)
2005	(3) (5)	10.04	0.07	1.30	(0.07)	—	11.34	13.64
2004	(3) (5)	9.41	0.05	0.65	(0.07)	—	10.04	7.46
2003	(5)	8.32	0.10	1.08	(0.09)	—	9.41	14.25
2002	(3) (5)	9.44	0.13	(1.12)	(0.13)	—	8.32	(10.64)
2001	(3) (6)	13.75	0.17	(2.29)	(0.13)	(2.06)	9.44	(17.64)
Class C
2006	(2) (3)	$11.22	$0.05	$0.80	$(0.02)	$—	$12.05	7.60%
2005	(3) (4)	11.38	—	(0.16)	—	—	11.22	(1.41)
2005	(3) (5)	10.08	0.07	1.30	(0.07)	—	11.38	13.61
2004	(3) (5)	9.44	0.05	0.66	(0.07)	—	10.08	7.53
2003	(5)	8.35	0.09	1.10	(0.10)	—	9.44	14.24
2002	(3) (5)	9.49	0.13	(1.14)	(0.13)	—	8.35	(10.77)
2001	(3) (7)	9.29	—	0.20	—	—	9.49	2.15
Class R (8)
2006	(2) (3)	$11.29	$0.06	$0.84	$(0.04)	$—	$12.15	7.94%
2005	(3) (4)	11.45	0.01	(0.17)	—	—	11.29	(1.40)
2005	(3) (5)	10.14	0.11	1.32	(0.12)	—	11.45	14.16
2004	(3) (5)	9.49	0.14	0.64	(0.13)	—	10.14	8.22
2003	(5)	8.39	0.15	1.10	(0.15)	—	9.49	15.08
2002	(3) (5)	9.50	0.20	(1.12)	(0.19)	—	8.39	(9.90)
2001	(3) (9)	11.27	0.18	(1.74)	(0.21)	—	9.50	(14.03)
Class Y
2006	(2) (3)	$11.31	$0.11	$0.81	$(0.12)	$—	$12.11	8.15%
2005	(3) (4)	11.46	0.01	(0.16)	—	—	11.31	(1.31)
2005	(3) (5)	10.15	0.17	1.32	(0.18)	—	11.46	14.76
2004	(3) (5)	9.50	0.16	0.66	(0.17)	—	10.15	8.62
2003	(5)	8.40	0.19	1.09	(0.18)	—	9.50	15.35
2002	(3) (5)	9.53	0.23	(1.13)	(0.23)	—	8.40	(9.74)
2001	(3) (6)	13.87	0.16	(2.20)	(0.23)	(2.07)	9.53	(16.84)

  (1)  The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period October 1 to September 30 in year indicated.

  (6)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (9)  For the period from November 27, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Balanced Fund (1)
Class A
2006	(2) (3)	$113,051	1.10%	1.58%	1.21%	1.47%	62%
2005	(3) (4)	112,557	1.10	0.90	1.21	0.79	12
2005	(3) (5)	114,388	1.06	1.35	1.21	1.20	147
2004	(3) (5)	119,292	1.05	1.27	1.19	1.13	110
2003	(5)	98,016	1.05	1.75	1.23	1.57	156
2002	(3) (5)	98,557	1.05	2.07	1.23	1.89	79
2001	(3) (6)	127,590	1.22	1.96	1.28	1.90	54
Class B
2006	(2) (3)	$16,483	1.85%	0.85%	1.96%	0.74%	62%
2005	(3) (4)	19,409	1.85	0.15	1.96	0.04	12
2005	(3) (5)	20,657	1.81	0.60	1.96	0.45	147
2004	(3) (5)	28,101	1.80	0.54	1.94	0.40	110
2003	(5)	33,015	1.80	1.00	1.98	0.82	156
2002	(3) (5)	35,641	1.80	1.32	1.98	1.14	79
2001	(3) (6)	47,150	1.93	1.22	1.99	1.16	54
Class C
2006	(2) (3)	$3,805	1.85%	0.85%	1.96%	0.74%	62%
2005	(3) (4)	4,787	1.85	0.15	1.96	0.04	12
2005	(3) (5)	5,528	1.81	0.60	1.96	0.45	147
2004	(3) (5)	5,890	1.80	0.55	1.94	0.41	110
2003	(5)	7,089	1.80	0.99	1.98	0.81	156
2002	(3) (5)	2,233	1.80	1.32	1.98	1.14	79
2001	(3) (7)	2,351	0.94	2.20	0.94	2.20	54
Class R (8)
2006	(2) (3)	$15	1.35%	0.96%	1.61%	0.70%	62%
2005	(3) (4)	1	1.35	0.65	1.61	0.39	12
2005	(3) (5)	1	1.31	1.06	1.61	0.76	147
2004	(3) (5)	1	1.05	1.39	1.19	1.25	110
2003	(5)	23,844	1.05	1.76	1.23	1.58	156
2002	(3) (5)	36,194	1.05	2.07	1.23	1.89	79
2001	(3) (9)	39,527	1.22	1.94	1.28	1.88	54
Class Y
2006	(2) (3)	$253,329	0.85%	1.84%	0.96%	1.73%	62%
2005	(3) (4)	254,534	0.85	1.15	0.96	1.04	12
2005	(3) (5)	262,557	0.81	1.60	0.96	1.45	147
2004	(3) (5)	283,005	0.80	1.55	0.94	1.41	110
2003	(5)	363,157	0.80	2.00	0.98	1.82	156
2002	(3) (5)	290,288	0.80	2.32	0.98	2.14	79
2001	(3) (6)	375,983	0.97	2.21	1.04	2.14	54

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (7)
Equity Income Fund (1)
Class A
2006	(2)	$13.67	$0.10	$1.29	$(0.10)	$(0.08)	$14.88	10.23%
2005	(3)	13.89	0.01	(0.22)	(0.01)	—	13.67	(1.53)
2005	(4)	12.77	0.20	1.15	(0.22)	(0.01)	13.89	10.65
2004	(4)	11.56	0.18	1.23	(0.20)	—	12.77	12.26
2003	(4)	9.58	0.18	1.99	(0.19)	—	11.56	22.81
2002	(4)	12.13	0.16	(2.48)	(0.19)	(0.04)	9.58	(19.51)
2001	(4)	16.29	0.29	(0.74)	(0.32)	(3.39)	12.13	(3.89)
Class B
2006	(2)	$13.57	$0.05	$1.28	$(0.06)	$(0.08)	$14.76	9.86%
2005	(3)	13.79	—	(0.22)	—	—	13.57	(1.60)
2005	(4)	12.68	0.10	1.14	(0.12)	(0.01)	13.79	9.86
2004	(4)	11.49	0.08	1.22	(0.11)	—	12.68	11.37
2003	(4)	9.52	0.10	1.98	(0.11)	—	11.49	21.97
2002	(4)	12.07	0.09	(2.49)	(0.11)	(0.04)	9.52	(20.10)
2001	(4)	16.24	0.18	(0.75)	(0.21)	(3.39)	12.07	(4.64)
Class C
2006	(2)	$13.59	$0.05	$1.28	$(0.06)	$(0.08)	$14.78	9.84%
2005	(3)	13.81	—	(0.22)	—	—	13.59	(1.59)
2005	(4)	12.70	0.11	1.13	(0.12)	(0.01)	13.81	9.84
2004	(4)	11.51	0.08	1.22	(0.11)	—	12.70	11.34
2003	(4)	9.54	0.10	1.98	(0.11)	—	11.51	21.95
2002	(4)	12.09	0.10	(2.50)	(0.11)	(0.04)	9.54	(20.08)
2001	(4)	16.28	0.18	(0.76)	(0.22)	(3.39)	12.09	(4.74)
Class R (5)
2006	(2)	$13.66	$0.08	$1.30	$(0.09)	$(0.08)	$14.87	10.12%
2005	(3)	13.88	0.01	(0.23)	—	—	13.66	(1.55)
2005	(4)	12.78	0.11	1.20	(0.20)	(0.01)	13.88	10.33
2004	(4)	11.56	0.19	1.22	(0.19)	—	12.78	12.18
2003	(4)	9.57	0.19	1.99	(0.19)	—	11.56	22.91
2002	(4)	12.12	0.15	(2.47)	(0.19)	(0.04)	9.57	(19.47)
2001	(6)	11.57	0.01	0.54	—	—	12.12	4.75
Class Y
2006	(2)	$13.76	$0.12	$1.30	$(0.12)	$(0.08)	$14.98	10.35%
2005	(3)	13.98	0.01	(0.21)	(0.01)	(0.01)	13.76	(1.50)
2005	(4)	12.85	0.24	1.15	(0.25)	(0.01)	13.98	10.94
2004	(4)	11.63	0.21	1.24	(0.23)	—	12.85	12.54
2003	(4)	9.63	0.21	2.00	(0.21)	—	11.63	23.20
2002	(4)	12.20	0.21	(2.52)	(0.22)	(0.04)	9.63	(19.30)
2001	(4)	16.37	0.33	(0.76)	(0.35)	(3.39)	12.20	(3.71)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six-month period ended April 30, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Equity Income Fund (1)
Class A
2006	(2)	$170,630	1.17%	1.46%	1.17%	1.46%	13%
2005	(3)	171,998	1.20	0.70	1.20	0.70	—
2005	(4)	176,878	1.16	1.51	1.19	1.48	27
2004	(4)	184,381	1.15	1.39	1.19	1.35	12
2003	(4)	144,282	1.15	1.70	1.20	1.65	43
2002	(4)	128,142	1.15	1.43	1.20	1.38	38
2001	(4)	24,557	1.00	1.97	1.15	1.82	33
Class B
2006	(2)	$20,708	1.92%	0.71%	1.92%	0.71%	13%
2005	(3)	21,003	1.95	(0.05)	1.95	(0.05)	—
2005	(4)	21,639	1.91	0.78	1.94	0.75	27
2004	(4)	23,869	1.90	0.65	1.94	0.61	12
2003	(4)	22,156	1.90	0.95	1.95	0.90	43
2002	(4)	18,699	1.90	0.80	1.95	0.75	38
2001	(4)	11,516	1.75	1.20	1.90	1.05	33
Class C
2006	(2)	$13,191	1.92%	0.73%	1.92%	0.73%	13%
2005	(3)	15,313	1.95	(0.05)	1.95	(0.05)	—
2005	(4)	16,128	1.91	0.79	1.94	0.76	27
2004	(4)	19,300	1.90	0.66	1.94	0.62	12
2003	(4)	19,386	1.90	0.95	1.95	0.90	43
2002	(4)	11,171	1.90	0.86	1.95	0.81	38
2001	(4)	8,028	1.75	1.20	1.90	1.05	33
Class R (5)
2006	(2)	$521	1.42%	1.18%	1.57%	1.03%	13%
2005	(3)	418	1.45	0.45	1.60	0.30	—
2005	(4)	415	1.41	0.83	1.59	0.65	27
2004	(4)	1	1.15	1.52	1.19	1.48	12
2003	(4)	17,170	1.15	1.80	1.20	1.75	43
2002	(4)	36,522	1.15	1.34	1.20	1.29	38
2001	(6)	328	1.23	4.08	1.42	3.89	33
Class Y
2006	(2)	$1,160,020	0.92%	1.71%	0.92%	1.71%	13%
2005	(3)	1,169,267	0.95	0.95	0.95	0.95	—
2005	(4)	1,206,483	0.91	1.80	0.94	1.77	27
2004	(4)	1,404,431	0.90	1.65	0.94	1.61	12
2003	(4)	1,278,470	0.90	1.95	0.95	1.90	43
2002	(4)	678,352	0.90	1.80	0.95	1.75	38
2001	(4)	267,361	0.75	2.21	0.90	2.06	33

Notes to Financial Statements (unaudited as of April 30, 2006)

1 >  Organization

The Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. As of April 30, 2006, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the fund's board of directors to create additional funds in the future. Each fund other than Real Estate Securities Fund is a diversified open-end management investment company. The Real Estate Securities Fund is a non-diversified open-end management investment company. Prior to October 3, 2005, Small-Mid Cap Core Fund had different investment strategies, was named Technology Fund and also was non-diversified. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class R shares are not offered by the Small-Mid Cap Core Fund.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005, the funds' board of directors approved a change in the funds' fiscal year end from September 30 to October 31, effective with the one-month period ended October 31, 2005.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect

FIRST AMERICAN FUNDS Semiannual Report 2006

the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The International Fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and American Depository Receipts, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2006, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Balanced Fund held fair valued securities with a total value of $371,413, $2,203,449, and $117,611, respectively, or 0.0%, 0.6%, and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade unless they are fair valued as described above. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Equity Income Fund and Large Cap Value Fund declare and pay income dividends monthly. Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund and Real Estate Securities Fund declare and pay income dividends quarterly. Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund and International Fund declare and pay income dividends annually. Distributions are payable in cash or reinvested in additional shares of the funds. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

The Real Estate Securities Fund receives substantial distributions from holdings in real estate investment trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, Real Estate Securities Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, foreign currency gains and losses, investments in limited partnerships and REITs, and the "mark-to-market" of certain passive foreign investment companies ("PFICs") for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.

The tax character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

April 30, 2006 (estimated), the one-month fiscal period ended October 31, 2005, and the fiscal year ended September 30, 2005, were as follows (000):

	April 30, 2006
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Real Estate Securities Fund	$10,422	$77,357	$—	$87,779
International Fund	19,958	—	—	19,958
Small Cap Growth Opportunities Fund	—	55,521	—	55,521
Small Cap Select Fund	—	158,448	—	158,448
Small Cap Value Fund	1,966	89,642	—	91,608
Mid Cap Growth Opportunities Fund	—	157,472	—	157,472
Mid Cap Value Fund	3,338	35,612	—	38,950
Large Cap Select Fund	1,391	15,220	—	16,611
Large Cap Value Fund	5,775	27,828	—	33,603
Balanced Fund	3,599	—	—	3,599
Equity Income Fund	10,916	7,683	—	18,599
	October 31, 2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Large Cap Value Fund	$161	$—	$—	$161
Equity Income Fund	918	—	—	918
	September 30, 2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Real Estate Securities Fund	$17,941	$40,662	$—	$58,603
International Fund	10,214	—	—	10,214
Small Cap Growth Opportunities Fund	12,908	26,459	—	39,367
Small Cap Select Fund	62,270	95,731	—	158,001
Small Cap Value Fund	9,040	57,102	—	66,142
Mid Cap Growth Opportunities Fund	79,521	115,577	—	195,098
Mid Cap Value Fund	3,756	—	—	3,756
Large Cap Growth Opportunities Fund	2,288	—	757	3,045
Large Cap Select Fund	4,919	1,525	—	6,444
Large Cap Value Fund	11,191	—	—	11,191
Balanced Fund	6,225	—	—	6,225
Equity Income Fund	22,731	8,129	—	30,860

As of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation/ (Depreciation)	Other Accumulated Losses	Total Accumulated Earnings (Deficit)
Real Estate Securities Fund	$27,040	$52,223	$—	$95,874	$—	$175,137
International Fund	18,401	—	(67,315)	188,233	(33)	139,286
Small Cap Growth Opportunities Fund	47,283	8,237	—	460	(52)	55,928
Small Cap Select Fund	50,757	107,691	(38,883)	77,143	(180)	196,528
Small Cap Value Fund	9,967	80,010	—	57,759	(107)	147,629
Small-Mid Cap Core Fund	—	—	(455,395)	(2,612)	(62)	(458,069)
Mid Cap Growth Opportunities Fund	52,862	104,609	(40,336)	253,990	—	371,125
Mid Cap Value Fund	247	35,553	—	82,515	—	118,315
Large Cap Growth Opportunities Fund	—	—	(111,594)	101,291	(1)	(10,304)
Large Cap Select Fund	8,129	7,247	(680)	17,323	(23)	31,996
Large Cap Value Fund	851	26,976	—	112,776	—	140,603
Balanced Fund	638	—	(654)	28,417	(309)	28,092
Equity Income Fund	124	7,683	(1,938)	288,861	—	294,730

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and investments in limited partnerships and REITs, and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts and the mark to market for certain PFICs for tax purposes.

FIRST AMERICAN FUNDS Semiannual Report 2006

As of October 31, 2005, the following funds had capital loss carryforwards (000), which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration Year
Fund	2007	2008	2009	2010	2011	2012	2013	Total
International Fund	$3,524	$—	$6,853	$56,938	$—	$—	$—	$67,315
Small Cap Select Fund	—	—	38,883	—	—	—	—	38,883
Small-Mid Cap Core Fund	124	9,840	339,005	102,106	4,320	—	—	455,395
Mid Cap Growth Opportunities Fund	—	—	40,336	—	—	—	—	40,336
Large Cap Growth Opportunities Fund	—	—	108,204	—	—	—	3,390	111,594
Large Cap Select Fund	—	—	—	—	—	—	680	680
Balanced Fund	—	—	—	41	—	—	613	654
Equity Income Fund	—	—	—	—	—	—	1,938	1,938

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for International Fund, Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Select Fund, and Small-Mid Cap Core Fund to (000) $4,046, $24,385, $10,084, $9,721 and $1,524, respectively.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, certain funds may enter into S&P stock index futures contracts and other stock index futures contracts. The Balanced Fund may also enter into interest rate index futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying index, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. At April 30, 2006, the funds held no outstanding written options.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

FOREIGN CURRENCY TRANSLATION – The books and records of the International Fund relating to the fund's non-U.S. dollar

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

denominated investments are maintained in U.S. dollars on the following basis:

•  market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•  purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. At April 30, 2006, foreign currency holdings consisted of multiple denominations, primarily European Monetary Units and Australian Dollars.

FORWARD FOREIGN CURRENCY CONTRACTS – The International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded because the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2006, the International Fund had no outstanding forward currency contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by Balanced Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of that fund's purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. At April 30, 2006, Balanced Fund had the following outstanding when-issued commitments (000):

Fund	Cost	Segregated Assets
Balanced Fund	$6,002	$128,595

In connection with its ability to purchase securities on a when-issued basis, Balanced Fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "roll over" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. At April 30, 2006, Balanced Fund did not have any dollar rolls.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds' board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are

FIRST AMERICAN FUNDS Semiannual Report 2006

determined to be liquid in accordance with procedures adopted by the funds' board of directors. At April 30, 2006, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Balanced Fund had investments in illiquid securities with a total value of $371,413, $2,203,449, and $117,611, respectively, or 0.0%, 0.6%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Real Estate Securities Fund
Security	Shares	Dates Acquired	Cost Basis (000)
Beacon Capital	33,750	3/98	$435
Newcastle Investment Holdings	35,000	6/98	153

Small Cap Growth Opportunities Fund
Security	Shares	Dates Acquired	Cost Basis (000)
Kuhlman Company	1,408,401	1/06	$2,896
Kuhlman Company Warrants	281,680	1/06	273
Tridium, Class B	278,500	4/99-8/99	1,524
VideoPropulsion	809,856	12/99	—	*

*  Rounds to zero.

Balanced Fund
Security	Par (000)	Dates Acquired	Cost Basis (000)
Duty Free International	$588	1/99-11/02	$588

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short term high quality U.S. dollar denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of April 30, 2006, cash collateral invested was as follows (000):

	Commercial Paper	Corporate Obligations	Repurchase Agreements	Money Market Fund	Other Short-Term Securities	Total
Real Estate Securities Fund	$126,913	$109,647	$117,604	$3,950	$6,807	$364,921
International Fund	—	—	—	372,266	—	372,266
Small Cap Growth Opportunities Fund	44,505	38,451	41,241	1,386	2,387	127,970
Small Cap Select Fund	120,533	104,135	111,693	3,752	6,465	346,578
Small Cap Value Fund	43,620	37,685	40,420	1,358	2,340	125,423
Small-Mid Cap Core Fund	12,053	10,413	11,170	375	647	34,658
Mid Cap Growth Opportunities Fund	223,581	193,164	207,182	6,960	11,993	642,880
Mid Cap Value Fund	92,294	79,738	85,525	2,873	4,950	265,380
Large Cap Growth Opportunities Fund	111,575	96,395	103,391	3,473	5,985	320,819
Large Cap Select Fund	44,359	38,324	41,106	1,381	2,379	127,549
Large Cap Value Fund	84,577	73,070	78,373	2,633	4,536	243,189
Balanced Fund	41,260	35,647	38,233	1,284	2,213	118,637
Equity Income Fund	80,166	69,260	74,286	2,495	4,300	230,507

FAF Advisors, Inc. ("FAF Advisors"), formerly U.S. Bancorp Asset Management, Inc., serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). Effective January 1, 2006, FAF Advisors receives fees equal to 32% of each fund's income from securities lending transactions. Prior to January 1, 2006, such fees were 35% of each fund's income from securities lending transactions. With respect to International Fund, a portion of this amount was paid to State Street Bank and Trust for acting as sub-lending agent. Fees paid to FAF Advisors by the funds for the six-month period ended April 30, 2006, were as follows (000):

Fund	4/30/06
Real Estate Securities Fund	$73
International Fund	123
Small Cap Growth Opportunities Fund	57
Small Cap Select Fund	108
Small Cap Value Fund	29
Small-Mid Cap Core Fund	8
Mid Cap Growth Opportunities Fund	125
Mid Cap Value Fund	51
Large Cap Growth Opportunities Fund	55
Large Cap Select Fund	21
Large Cap Value Fund	46
Balanced Fund	43
Equity Income Fund	54

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to FAF Advisors.

SWAP AGREEMENTS – The Balanced Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rate and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal).

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified issuer on its obligation (typically a corporate issue or sovereign issue of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns an issuance of or otherwise has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. For the six-month period ended April 30, 2006, Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund received settlement proceeds of $28,767, $204,969, $218,033, $97,418, $37,339, $105,623, $2,555, $8,439, $6,256, $3,548 and $137,345, respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolio. The funds received no securities litigation income on securities currently held.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested, and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets

FIRST AMERICAN FUNDS Semiannual Report 2006

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund	Advisory Fee as a % of Average Daily Net Assets
Real Estate Securities Fund	0.70%
International Fund	1.00
Small Cap Growth Opportunities Fund	1.00
Small Cap Select Fund	0.70
Small Cap Value Fund	0.70
Small-Mid Cap Core Fund	0.70
Mid Cap Growth Opportunities Fund	0.70
Mid Cap Value Fund	0.70
Large Cap Growth Opportunities Fund (1)	0.65
Large Cap Select Fund (1)	0.65
Large Cap Value Fund (1)	0.65
Balanced Fund (1)	0.65
Equity Income Fund (1)	0.65

(1) The advisory fees paid by Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion.

FAF Advisors has agreed to waive fees and reimburse other fund expenses for certain funds at least through June 30, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
International Fund	1.52%	2.27%	2.27%	1.77%	1.27%
Small Cap Growth Opportunities Fund	1.47	2.22	2.22	1.72	1.22
Balanced Fund	1.10	1.85	1.85	1.35	0.85

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisor's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds' administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended April 30, 2006, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows (000):

Fund	4/30/06
Real Estate Securities Fund	$446
International Fund	1,069
Small Cap Growth Opportunities Fund	205
Small Cap Select Fund	539
Small Cap Value Fund	265
Small-Mid Cap Core Fund	57
Mid Cap Growth Opportunities Fund	1,062
Mid Cap Value Fund	475
Large Cap Growth Opportunities Fund	648
Large Cap Select Fund	253
Large Cap Value Fund	566
Balanced Fund	247
Equity Income Fund	870

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

SUB-ADVISORY FEES – J. P. Morgan Investment Management Inc. ("JPMorgan") serves as investment sub-advisor to the International Fund, pursuant to a Sub-Advisory Agreement with FAF Advisors. For its services under the Sub-Advisory Agreement with FAF Advisors, JPMorgan is paid a monthly fee by FAF Advisors equal, on an annual basis, to 0.34% of the first $100 million of the fund's average daily net assets, 0.30% of the next $250 million of the fund's average daily net assets, 0.24% of the next $1.25 billion of the fund's average daily net assets and 0.22% of the fund's average daily net assets in excess of $1.6 billion.

TRANSFER AGENT FEES – USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FAIF. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the transfer agent and shareholder servicing agreement, FAIF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended April 30, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows (000):

Fund	4/30/06
Real Estate Securities Fund	$478
International Fund	1,145
Small Cap Growth Opportunities Fund	219
Small Cap Select Fund	578
Small Cap Value Fund	284
Small-Mid Cap Core Fund	61
Mid Cap Growth Opportunities Fund	1,138
Mid Cap Value Fund	508
Large Cap Growth Opportunities Fund	694
Large Cap Select Fund	270
Large Cap Value Fund	607
Balanced Fund	265
Equity Income Fund	933

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF for all funds except the International Fund. The fee for each fund (except the International Fund) is equal to an annual rate of 0.005% of average daily net assets. State Street Bank ("SSB") has served as International Fund's custodian since July 1, 2005, pursuant to a custodian agreement with the fund. International Fund pays SSB various asset-based fees and transaction charges based on the issuer's country. All fees are computed daily and paid monthly.

Under the custodian agreements, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses.

The International Fund has also entered into an additional agreement with its custodian to receive credits to reduce the gross amount of custody fees incurred. These credits are also disclosed as "Indirect payments from custodian" in the Statement of Operations.

For the six-month period ended April 30, 2006, custodian fees were increased as a result of overdrafts, and decreased as a result of interest earned and credits received, as follows:

Fund	Increased	Decreased
Real Estate Securities Fund	$248	$3,983
International Fund	570	272,984
Small Cap Growth Opportunities Fund	166	3,693
Small Cap Select Fund	5,559	5,040
Small Cap Value Fund	936	1,454
Small-Mid Cap Core Fund	648	620
Mid Cap Growth Opportunities Fund	—	8,268
Mid Cap Value Fund	—	6,584
Large Cap Growth Opportunities Fund	2,931	1,616
Large Cap Select Fund	—	2,138
Large Cap Value Fund	—	812
Balanced Fund	1,021	3,873
Equity Income Fund	1,628	1,927

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide

FIRST AMERICAN FUNDS Semiannual Report 2006

compensation for sales support, distribution activities, or shareholder servicing activities.

FAIF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors with respect to the Class R shares. Each fund except Small-Mid Cap Core Fund (which does not issue Class R shares) pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets of the Class R shares. FAF Advisors is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the six-month period ended April 30, 2006 (000):

Fund	4/30/06
Real Estate Securities Fund	$200
International Fund	52
Small Cap Growth Opportunities Fund	109
Small Cap Select Fund	135
Small Cap Value Fund	69
Small-Mid Cap Core Fund	34
Mid Cap Growth Opportunities Fund	287
Mid Cap Value Fund	156
Large Cap Growth Opportunities Fund	113
Large Cap Select Fund	15
Large Cap Value Fund	119
Balanced Fund	166
Equity Income Fund	249

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including legal, auditing, registration fees, postage and printing of shareholder reports, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2006, legal fees and expenses of $39,855 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds' shares were as follows (000):

Fund	4/30/06
Real Estate Securities Fund	$53
International Fund	56
Small Cap Growth Opportunities Fund	62
Small Cap Select Fund	91
Small Cap Value Fund	64
Small-Mid Cap Core Fund	23
Mid Cap Growth Opportunities Fund	202
Mid Cap Value Fund	92
Large Cap Growth Opportunities Fund	74
Large Cap Select Fund	36
Large Cap Value Fund	41
Balanced Fund	58
Equity Income Fund	121

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

4 >  Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Real Estate Securities Fund			International Fund			Small Cap Growth Opportunities Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
Class A:
Shares issued	1,531	136	2,268	576	116	900	645	41	805
Shares issued in lieu of cash distributions	904	—	504	37	—	23	735	—	553
Shares redeemed	(1,131)	(136)	(1,219)	(913)	(73)	(1,335)	(607)	(163)	(2,445)
Total Class A transactions	1,304	—	1,553	(300)	43	(412)	773	(122)	(1,087)
Class B:
Shares issued	25	3	57	51	13	56	18	1	28
Shares issued in lieu of cash distributions	26	—	19	2	—	—	84	—	57
Shares redeemed	(31)	(12)	(98)	(86)	(18)	(235)	(62)	(7)	(130)
Total Class B transactions	20	(9)	(22)	(33)	(5)	(179)	40	(6)	(45)
Class C:
Shares issued	53	3	75	47	2	70	30	1	23
Shares issued in lieu of cash distributions	29	—	20	2	—	—	30	—	27
Shares redeemed	(41)	(12)	(96)	(78)	(23)	(269)	(39)	(4)	(132)
Total Class C transactions	41	(9)	(1)	(29)	(21)	(199)	21	(3)	(82)
Class R:
Shares issued	195	1	3	—	—	35	19	—	1
Shares issued in lieu of cash distributions	2	—	—	—	—	—	—	—	—
Shares redeemed	(25)	—	(1)	—	(13)	(22)	(2)	—	(1)
Total Class R transactions	172	1	2	—	(13)	13	17	—	—
Class Y:
Shares issued	3,264	283	6,209	9,568	2,883	28,181	1,319	143	1,632
Shares issued in lieu of cash distributions	1,805	—	1,073	865	—	542	1,388	—	839
Shares redeemed	(2,621)	(811)	(5,485)	(13,543)	(1,081)	(16,895)	(1,182)	(190)	(3,522)
Total Class Y transactions	2,448	(528)	1,797	(3,110)	1,802	11,828	1,525	(47)	(1,051)
Net increase (decrease) in capital shares	3,985	(545)	3,329	(3,472)	1,806	11,051	2,376	(178)	(2,265)

FIRST AMERICAN FUNDS Semiannual Report 2006

	Small Cap Select Fund			Small Cap Value Fund			Small-Mid Cap Core Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
Class A:
Shares issued	1,976	151	1,586	451	34	526	731	97	653
Shares issued in lieu of cash distributions	1,596	—	1,274	769	—	432	—	—	—
Shares redeemed	(1,297)	(109)	(2,207)	(357)	(57)	(656)	(645)	(85)	(1,583)
Total Class A transactions	2,275	42	653	863	(23)	302	86	12	(930)
Class B:
Shares issued	53	2	118	22	2	57	32	3	64
Shares issued in lieu of cash distributions	260	—	206	167	—	104	—	—	—
Shares redeemed	(115)	(15)	(221)	(127)	(13)	(185)	(294)	(40)	(655)
Total Class B transactions	198	(13)	103	62	(11)	(24)	(262)	(37)	(591)
Class C:
Shares issued	206	12	229	31	2	60	96	7	52
Shares issued in lieu of cash distributions	217	—	192	85	—	50	—	—	—
Shares redeemed	(165)	(47)	(364)	(79)	(8)	(93)	(174)	(17)	(329)
Total Class C transactions	258	(35)	57	37	(6)	17	(78)	(10)	(277)
Class R:
Shares issued	104	8	22	45	—	—	—	—	—
Shares issued in lieu of cash distributions	6	—	1	1	—	—	—	—	—
Shares redeemed	(10)	(6)	(4)	(3)	—	—	—	—	—
Total Class R transactions	100	2	19	43	—	—	—	—	—
Class Y:
Shares issued	4,295	233	6,525	2,311	175	3,781	3,738	140	2,087
Shares issued in lieu of cash distributions	7,353	—	6,437	4,769	—	3,016	—	—	—
Shares redeemed	(6,825)	(934)	(16,385)	(3,772)	(509)	(7,079)	(1,233)	(264)	(3,915)
Total Class Y transactions	4,823	(701)	(3,423)	3,308	(334)	(282)	2,505	(124)	(1,828)
Net increase (decrease) in capital shares	7,654	(705)	(2,591)	4,313	(374)	13	2,251	(159)	(3,626)

	Mid Cap Growth Opportunities Fund			Mid Cap Value Fund			Large Cap Growth Opportunities Fund
Six-Month Period Ended	One-Month 4/30/06 (unaudited)	Year Period Ended 10/31/05	Six-Month Period Ended Ended 9/30/05	One-Month 4/30/06 (unaudited)	Year Period Ended 10/31/05	Six-Month Period Ended Ended 9/30/05	One-Month 4/30/06 (unaudited)	Year Period Ended 10/31/05	Ended 9/30/05
Class A:
Shares issued	2,059	176	3,556	1,883	186	1,266	259	34	565
Shares issued in lieu of cash distributions	775	—	683	142	—	7	—	—	8
Shares redeemed	(2,511)	(106)	(1,128)	(305)	(37)	(510)	(684)	(89)	(1,246)
Total Class A transactions	323	70	3,111	1,720	149	763	(425)	(55)	(673)
Class B:
Shares issued	45	3	90	40	4	91	17	2	45
Shares issued in lieu of cash distributions	42	—	49	21	—	—	—	—	1
Shares redeemed	(35)	(4)	(58)	(100)	(28)	(179)	(143)	(22)	(356)
Total Class B transactions	52	(1)	81	(39)	(24)	(88)	(126)	(20)	(310)
Class C:
Shares issued	124	11	182	205	19	179	12	2	45
Shares issued in lieu of cash distributions	45	—	54	18	—	—	—	—	—
Shares redeemed	(87)	(44)	(142)	(40)	(7)	(44)	(58)	(14)	(160)
Total Class C transactions	82	(33)	94	183	12	135	(46)	(12)	(115)
Class R:
Shares issued	201	4	145	204	18	15	6	1	10
Shares issued in lieu of cash distributions	27	—	—	3	—	—	—	—	—
Shares redeemed	(20)	(2)	(12)	(15)	—	—	—	—	—
Total Class R transactions	208	2	133	192	18	15	6	1	10
Class Y:
Shares issued	2,362	228	5,339	2,729	271	6,771	2,493	501	6,018
Shares issued in lieu of cash distributions	2,385	—	3,346	1,063	—	99	—	—	59
Shares redeemed	(2,984)	(489)	(8,873)	(1,869)	(357)	(3,514)	(2,693)	(350)	(22,930)
Total Class Y transactions	1,763	(261)	(188)	1,923	(86)	3,356	(200)	151	(16,853)
Net increase (decrease) in capital shares	2,428	(223)	3,231	3,979	69	4,181	(791)	65	(17,941)

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

	Large Cap Select Fund			Large Cap Value Fund			Balanced Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
Class A:
Shares issued	235	35	334	320	53	935	550	120	1,220
Shares issued in lieu of cash distributions	9	—	1	215	—	54	80	—	145
Shares redeemed	(216)	(4)	(26)	(1,017)	(71)	(1,521)	(1,250)	(146)	(3,146)
Total Class A transactions	28	31	309	(482)	(18)	(532)	(620)	(26)	(1,781)
Class B:
Shares issued	8	1	25	12	1	38	20	4	100
Shares issued in lieu of cash distributions	1	—	—	25	—	3	6	—	13
Shares redeemed	(7)	—	(7)	(207)	(36)	(577)	(386)	(89)	(1,091)
Total Class B transactions	2	1	18	(170)	(35)	(536)	(360)	(85)	(978)
Class C:
Shares issued	4	—	10	11	3	36	31	3	79
Shares issued in lieu of cash distributions	—	—	—	10	—	1	1	—	4
Shares redeemed	—	—	(2)	(43)	(12)	(121)	(143)	(62)	(181)
Total Class C transactions	4	—	8	(22)	(9)	(84)	(111)	(59)	(98)
Class R:
Shares issued	3	—	—	1	—	—	1	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—
Total Class R transactions	3	—	—	1	—	—	1	—	—
Class Y:
Shares issued	7,114	1,217	16,640	1,989	230	4,666	1,726	248	3,524
Shares issued in lieu of cash distributions	485	—	358	916	5	335	204	—	382
Shares redeemed	(1,509)	(160)	(17,545)	(3,324)	(502)	(26,155)	(3,515)	(650)	(8,890)
Total Class Y transactions	6,090	1,057	(547)	(419)	(267)	(21,154)	(1,585)	(402)	(4,984)
Net increase (decrease) in capital shares	6,127	1,089	(212)	(1,092)	(329)	(22,306)	(2,675)	(572)	(7,841)

	Equity Income Fund
	Six-Month Period Ended 4/30/06 (unaudited)	One-Month Period Ended 10/31/05	Year Ended 9/30/05
Class A:
Shares issued	452	64	1,568
Shares issued in lieu of cash distributions	144	6	222
Shares redeemed	(1,713)	(226)	(3494)
Total Class A transactions	(1,117)	(156)	(1,704)
Class B:
Shares issued	38	5	144
Shares issued in lieu of cash distributions	14	—	17
Shares redeemed	(197)	(27)	(473)
Total Class B transactions	(145)	(22)	(312)
Class C:
Shares issued	35	8	92
Shares issued in lieu of cash distributions	11	—	14
Shares redeemed	(280)	(50)	(457)
Total Class C transactions	(234)	(42)	(351)
Class R:
Shares issued	5	1	32
Shares issued in lieu of cash distributions	—	—	—
Shares redeemed	(1)	—	(2)
Total Class R transactions	4	1	30
Class Y:
Shares issued	2,538	333	12,906
Shares issued in lieu of cash distributions	463	17	681
Shares redeemed	(10,558)	(1,701)	(36,568)
Total Class Y transactions	(7,557)	(1,351)	(22,981)
Net decrease in capital shares	(9,049)	(1,570)	(25,318)

FIRST AMERICAN FUNDS Semiannual Report 2006

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2006, the one-month fiscal period ended October 31, 2005, and the fiscal year ended September 30, 2005, were as follows (000):

Fund	Six-Month Period Ended 4/30/06	One-Month Period Ended 10/31/05	Year Ended 9/30/05
Real Estate Securities Fund	8	4	23
International Fund	22	3	40
Small Cap Growth Opportunities Fund	25	1	10
Small Cap Select Fund	32	2	38
Small Cap Value Fund	34	6	77
Small-Mid Cap Core Fund	98	15	138
Mid Cap Growth Opportunities Fund	8	—	8
Mid Cap Value Fund	56	16	91
Large Cap Growth Opportunities Fund	80	10	176
Large Cap Value Fund	128	27	326
Balanced Fund	190	48	469
Equity Income Fund	65	7	175

5 >  Investment Security Transactions

During the six-month period ended April 30, 2006, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Real Estate Securities Fund	$—	$—	$558,190	$546,552
International Fund	—	—	127,936	136,383
Small Cap Growth Opportunities Fund	—	—	347,913	362,138
Small Cap Select Fund	—	—	425,496	496,270
Small Cap Value Fund	—	—	278,966	321,698
Small-Mid Cap Core Fund	—	—	74,174	53,939
Mid Cap Growth Opportunities Fund	—	—	489,299	544,543
Mid Cap Value Fund	—	—	270,722	217,820
Large Cap Growth Opportunities Fund	—	—	371,818	426,959
Large Cap Select Fund	—	—	261,478	195,028
Large Cap Value Fund	—	—	189,630	232,920
Balanced Fund	83,011	91,603	156,671	172,330
Equity Income Fund	—	—	182,182	340,749

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at April 30, 2006, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Real Estate Securities Fund	$165,641	$(7,660)	$157,981	$968,082
International Fund	507,368	(17,373)	489,995	1,724,279
Small Cap Growth Opportunities Fund	32,697	(13,906)	18,791	452,725
Small Cap Select Fund	184,338	(24,363)	159,975	1,119,911
Small Cap Value Fund	68,618	(5,881)	62,737	500,138
Small-Mid Cap Core Fund	13,018	(2,351)	10,667	129,704
Mid Cap Growth Opportunities Fund	459,148	(27,608)	431,540	2,003,187
Mid Cap Value Fund	157,355	(4,721)	152,634	939,580
Large Cap Growth Opportunities Fund	153,754	(18,826)	134,928	1,191,060
Large Cap Select Fund	50,970	(6,189)	44,781	525,635
Large Cap Value Fund	183,987	(11,049)	172,938	994,338
Balanced Fund	49,535	(6,890)	42,645	465,707
Equity Income Fund	322,644	(13,821)	308,823	1,273,922

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

The difference between cost for financial statement purposes and federal tax purposes is primarily due to losses deferred from wash sales, investments in limited partnerships and REITs, the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts and the mark to market of certain PFICs for tax purposes.

6 >  Concentration of Risks

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. Real Estate Securities Fund primarily invests in income-producing common stocks of publicly traded companies engaged in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to in the future. As of April 30, 2006, Large Cap Growth Opportunities Fund and Small Cap Growth Opportunities Fund each had a significant portion of their assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole. As of the same date, International Fund, Small Cap Value Fund, Large Cap Select Fund, Large Cap Value Fund, and Mid Cap Value Fund had significant portions of their assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition and consumer confidence and spending.

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

8 >  Additional Information Related to Small Cap Growth Opportunities Fund

As the result of an internal review, FAF Advisors uncovered potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund, which occurred in April 2002. FAF Advisors reported this matter to the fund's board of directors and to the Securities and Exchange Commission ("SEC"). The SEC commenced an investigation of the matter and the Staff of the SEC has advised the fund that it intends to recommend that the SEC seek from the fund any economic benefit the fund received (plus prejudgment interest) as a result of the alleged improper trading. If the fund is required to make any such payments, FAF Advisors has agreed to hold the fund harmless and make any such payments itself. Accordingly, this matter is not expected to have any impact on the fund's NAV.

9 > Other

In March 2005, the U.S. Bancorp Pension Plan redeemed $302,966,587, $395,010,013, $200,889,108 and $132,582,404 from the First American Large Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund and Equity Income Fund, respectively, as redemption-in-kind transactions. In these transactions, each fund paid redemption proceeds to U.S. Bancorp Pension Plan by distributing a proportionate amount of securities in the fund's portfolio to the Plan. Remaining shareholders in the funds did not recognize any additional capital gains from the transactions.

FIRST AMERICAN FUNDS Semiannual Report 2006

NOTICE TO SHAREHOLDERS  April 30, 2006 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter-end.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of First American Investment Funds, Inc.
Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson
Director of First American Investment Funds, Inc.
Retired; former Vice President of Cargo-United Airlines

Victoria Herget
Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds' Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investorÕs shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

                FAF Advisors, Inc.

                800 Nicollet Mall

                Minneapolis, Minnesota 55402

ADMINISTRATOR

                FAF Advisors, Inc.

                800 Nicollet Mall

                Minneapolis, Minnesota 55402

TRANSFER AGENT

                U.S. Bancorp Fund Services, LLC

                615 East Michigan Street

                Milwaukee, Wisconsin 53202

CUSTODIAN

                U.S. Bank National Association

                60 Livingston Avenue

                St. Paul, Minnesota 55107

DISTRIBUTOR

                Quasar Distributors, LLC

                615 East Michigan Street

                Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                Ernst & Young LLP

                220 South Sixth Street

                Suite 1400

                Minneapolis, Minnesota 55402

COUNSEL

                Dorsey & Whitney LLP

                50 South Sixth Street           Suite 1500

                Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0139-06           6/2006             SAR-EQUITY

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 10, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: July 10, 2006